UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2010 Semi-Annual Report to Shareholders

October 31, 2010

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Yield Equity Dividend
AchieversTM Portfolio

PowerShares International Dividend
AchieversTM Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Dividend Income Portfolios

Schedules of Investments

PowerShares Buyback AchieversTM Portfolio	6

PowerShares Dividend AchieversTM Portfolio	8

PowerShares Financial Preferred Portfolio	11

PowerShares High Yield Equity Dividend AchieversTM Portfolio	13

PowerShares International Dividend AchieversTM Portfolio	15

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	25

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares Buyback AchieversTM Portfolio	12/20/06	951	364	35	8	1	2	1
PFM	PowerShares Dividend AchieversTM Portfolio	09/15/05	1270	627	65	15	3	0	3
PGF	PowerShares Financial Preferred Portfolio	12/01/06	964	365	193	88	29	24	68
PEY	PowerShares High Yield Equity Dividend AchieversTM Portfolio	12/09/04	1463	508	52	7	6	0	1
PID	PowerShares International Dividend AchieversTM Portfolio	09/15/05	1270	577	61	16	4	2	1

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	527	11	2	0	0	0
PFM	545	9	2	1	0	0
PGF	159	18	13	3	2	2
PEY	783	90	13	1	1	1
PID	485	74	38	7	4	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Buyback AchieversTM Portfolio Actual	$1,000.00	$1,031.86	0.70%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Dividend AchieversTM Portfolio Actual	$1,000.00	$1,033.89	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Financial Preferred Portfolio Actual	$1,000.00	$1,101.68	0.65%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares High Yield Equity Dividend AchieversTM Portfolio Actual	$1,000.00	$1,024.07	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares International Dividend AchieversTM Portfolio Actual	$1,000.00	$1,079.17	0.57%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	0.57%	$2.91

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

5

Portfolio Composition

PowerShares Buyback AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Health Care	25.4
Consumer Discretionary	21.0
Industrials	12.5
Information Technology	11.1
Consumer Staples	9.3
Financials	9.2
Energy	6.8
Materials	2.9
Telecommunication Services	1.2
Utilities	0.6
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—21.0%
4,981	American Greetings Corp., Class A	$96,482
6,490	AutoZone, Inc.*	1,542,219
4,201	Children's Place Retail Stores, Inc. (The)*	185,096
8,513	Choice Hotels International, Inc.	323,749
38,679	DIRECTV, Class A*	1,680,989
14,501	Liberty Global, Inc., Class A*	547,993
8,976	Mediacom Communications Corp., Class A*	61,934
6,765	Netflix, Inc.*	1,173,728
1,852	Perry Ellis International, Inc.*	41,633
1,460	Pre-Paid Legal Services, Inc.*	87,863
5,069	Radio One, Inc., Class D*	5,880
15,388	Sears Holdings Corp.*	1,107,628
2,120	Steiner Leisure Ltd.*	82,192
3,519	Universal Technical Institute, Inc.	68,093
		7,005,479
	Consumer Staples—9.3%
7,643	BJ's Wholesale Club, Inc.*	318,943
28,442	Philip Morris International, Inc.	1,663,857
49,558	Safeway, Inc.	1,134,878
		3,117,678
	Energy—6.8%
14,014	Cal Dive International, Inc.*	70,911
3,094	CARBO Ceramics, Inc.	259,185
2,136	Contango Oil & Gas Co.*	112,332
234	Contango ORE, Inc.*	105
25,545	Exxon Mobil Corp.	1,697,976
4,538	Overseas Shipholding Group, Inc.	151,705
		2,292,214

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—9.2%
6,548	Ashford Hospitality Trust, Inc. REIT*	$66,462
3,224	eHealth, Inc.*	43,556
5,716	Employers Holdings, Inc.	92,542
2,267	First Mercury Financial Corp.	36,952
1,319	FPIC Insurance Group, Inc.*	46,719
1,682	Infinity Property & Casualty Corp.	87,044
11,853	iStar Financial, Inc. REIT*	54,168
7,309	LaBranche & Co., Inc.*	23,754
23,520	MBIA, Inc.*	263,659
9,426	Montpelier Re Holdings Ltd. (Bermuda)	172,685
1,955	Safety Insurance Group, Inc.	90,830
30,651	Travelers Cos., Inc. (The)	1,691,935
2,363	United Financial Bancorp, Inc.	31,995
1,161	White Mountains Insurance Group Ltd.	370,591
		3,072,892
	Health Care—25.4%
55,584	Aetna, Inc.	1,659,738
36,604	AmerisourceBergen Corp.	1,201,343
1,532	Assisted Living Concepts, Inc., Class A*	49,407
1,633	CorVel Corp.*	73,158
7,002	Gen-Probe, Inc.*	339,107
13,427	Lincare Holdings, Inc.	352,056
4,675	Magellan Health Services, Inc.*	224,400
4,267	Molina Healthcare, Inc.*	110,601
3,361	Nighthawk Radiology Holdings, Inc.*	21,544
25,726	Quest Diagnostics, Inc.	1,264,176
3,942	Quidel Corp.*	45,570
1,573	Synovis Life Technologies, Inc.*	23,595

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,161	Triple-S Management Corp., Class B (Puerto Rico)*	$70,196
1,973	Vital Images, Inc.*	26,241
30,550	WellPoint, Inc.*	1,660,087
28,826	Zimmer Holdings, Inc.*	1,367,505
		8,488,724
	Industrials—12.5%
15,026	Corrections Corp. of America*	385,717
6,151	GATX Corp.	194,741
12,728	Heartland Express, Inc.	189,774
4,545	Hill International, Inc.*	24,407
6,465	Innerworkings, Inc.*	44,415
35,466	Raytheon Co.	1,634,273
4,311	Robbins & Myers, Inc.	125,148
6,611	SPX Corp.	443,334
2,300	Standard Parking Corp.*	39,307
4,247	TAL International Group, Inc.	119,001
7,041	Thomas & Betts Corp.*	306,635
4,408	Toro Co. (The)	250,198
9,064	WABCO Holdings, Inc.*	420,751
		4,177,701
	Information Technology—11.1%
6,656	Actuate Corp.*	32,215
5,562	Advanced Analogic Technologies, Inc.*	20,913
8,080	Alliance Data Systems Corp.*	490,618
27,190	Compuware Corp.*	272,172
11,371	EchoStar Corp., Class A*	241,065
10,696	Global Cash Access Holdings, Inc.*	38,933
14,165	IAC/InterActiveCorp.*	395,204
2,997	Manhattan Associates, Inc.*	92,248
4,305	Marchex, Inc., Class B	27,638
7,383	Micrel, Inc.	87,932
6,259	Net 1 UEPS Technologies, Inc.*	77,173
10,754	NeuStar, Inc., Class A*	277,561
3,747	Perficient, Inc.*	39,568
16,144	QLogic Corp.*	283,650
12,013	Quest Software, Inc.*	314,380
3,382	RightNow Technologies, Inc.*	88,338
3,097	Rubicon Technology, Inc.*	71,603
10,433	Sanmina-SCI Corp.*	137,507
22,163	TIBCO Software, Inc.*	425,973
3,315	Web.com Group, Inc.*	20,553
7,616	Zebra Technologies Corp., Class A*	272,500
		3,707,744
	Materials—2.9%
7,958	CF Industries Holdings, Inc.	975,094

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—1.2%
31,500	Cincinnati Bell, Inc.*	$77,175
7,701	Telephone & Data Systems, Inc.	268,226
3,227	USA Mobility, Inc.	54,310
		399,711
	Utilities—0.6%
19,451	Mirant Corp.*	206,375
	Total Common Stocks and Other Equity Interests (Cost $30,356,838)	33,443,612
	Money Market Fund—0.2%
60,587	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $60,587)	60,587
	Total Investments (Cost $30,417,425)—100.2%	33,504,199
	Liabilities in excess of other assets—(0.2%)	(77,996)
	Net Assets—100.0%	$33,426,203

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dividend AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Consumer Staples	26.4
Energy	14.0
Health Care	12.5
Industrials	12.4
Consumer Discretionary	7.8
Information Technology	6.8
Financials	6.5
Telecommunication Services	5.4
Materials	4.1
Utilities	3.9
Other	0.2

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Consumer Discretionary—7.8%
7,737	Family Dollar Stores, Inc.	$357,217
9,193	Genuine Parts Co.	439,977
17,995	H&R Block, Inc.	212,161
2,956	John Wiley & Sons, Inc., Class A	127,581
8,542	Leggett & Platt, Inc.	174,086
81,850	Lowe's Cos., Inc.	1,745,860
1,737	Matthews International Corp., Class A	57,356
62,081	McDonald's Corp.	4,828,039
18,029	McGraw-Hill Cos., Inc. (The)	678,792
2,128	Meredith Corp.	72,246
1,940	Polaris Industries, Inc.	137,915
7,026	Ross Stores, Inc.	414,464
9,663	Stanley Black & Decker, Inc.	598,816
42,081	Target Corp.	2,185,687
23,370	TJX Cos., Inc. (The)	1,072,449
6,300	VF Corp.	524,412
2,846	Wolverine World Wide, Inc.	82,876
		13,709,934
	Consumer Staples—26.4%
121,553	Altria Group, Inc.	3,089,877
37,253	Archer-Daniels-Midland Co.	1,241,270
25,020	Avon Products, Inc.	761,859
5,225	Brown-Forman Corp., Class B	317,732
2,208	Casey's General Stores, Inc.	91,544
4,142	Church & Dwight Co., Inc.	272,751
8,130	Clorox Co. (The)	541,051
134,706	Coca-Cola Co. (The)	8,260,172
28,347	Colgate-Palmolive Co.	2,186,121
7,768	Hormel Foods Corp.	356,707

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,970	J.M. Smucker Co. (The)	$448,032
23,874	Kimberly-Clark Corp.	1,512,179
1,633	Lancaster Colony Corp.	81,454
7,042	McCormick & Co., Inc.	311,397
92,441	PepsiCo, Inc.	6,036,397
142,869	Procter & Gamble Co. (The)	9,082,182
12,374	SUPERVALU, Inc.	133,515
34,280	Sysco Corp.	1,009,889
2,130	Tootsie Roll Industries, Inc.	55,913
1,409	Universal Corp.	58,389
4,163	Vector Group Ltd.	77,848
56,763	Walgreen Co.	1,923,130
160,087	Wal-Mart Stores, Inc.	8,671,913
		46,521,322
	Energy—14.0%
3,006	Buckeye Partners LP	190,310
103,625	Chevron Corp.	8,560,461
11,607	Energy Transfer Partners LP	591,957
37,552	Enterprise Products Partners LP	1,609,103
14,784	EOG Resources, Inc.	1,415,124
138,661	Exxon Mobil Corp.	9,216,797
6,172	Helmerich & Payne, Inc.	264,038
3,104	Holly Corp.	101,594
18,038	Kinder Morgan Energy Partners LP	1,253,100
11,187	Murphy Oil Corp.	728,945
7,957	Plains All American Pipeline LP	502,087
2,696	TC Pipelines LP	132,778
		24,566,294

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—6.5%
27,462	Aflac, Inc.	$1,534,851
659	Arrow Financial Corp.	16,073
6,136	Arthur J. Gallagher & Co.	172,790
896	BancFirst Corp.	36,826
4,869	BancorpSouth, Inc.	64,222
2,815	Bank of Hawaii Corp.	121,580
989	Bank of the Ozarks, Inc.	37,592
8,293	Brown & Brown, Inc.	184,851
18,347	Chubb Corp. (The)	1,064,493
9,488	Cincinnati Financial Corp.	279,327
4,863	Commerce Bancshares, Inc.	179,153
1,934	Community Bank System, Inc.	45,198
889	Community Trust Bancorp, Inc.	24,279
3,458	Corporate Office Properties Trust REIT	122,724
3,539	Cullen/Frost Bankers, Inc.	185,585
6,891	Eaton Vance Corp.	198,254
2,955	Erie Indemnity Co., Class A	168,967
1,769	Essex Property Trust, Inc. REIT	199,826
3,582	Federal Realty Investment Trust REIT	293,652
6,011	Federated Investors, Inc., Class B	149,734
1,216	First Financial Bankshares, Inc.	57,468
764	First Financial Corp.	22,332
13,129	Franklin Resources, Inc.	1,505,896
1,746	Getty Realty Corp. REIT	49,779
1,585	Harleysville Group, Inc.	54,413
6,719	HCC Insurance Holdings, Inc.	177,919
18,086	HCP, Inc. REIT	651,277
2,187	Home Properties, Inc. REIT	119,082
30,716	Hudson City Bancorp, Inc.	357,841
4,582	Investors Real Estate Trust REIT	40,322
941	Lakeland Financial Corp.	17,870
3,196	Mercury General Corp.	135,766
4,863	National Retail Properties, Inc. REIT	131,787
14,061	Old Republic International Corp.	185,605
21,633	People's United Financial, Inc.	266,302
2,720	Prosperity Bancshares, Inc.	84,565
6,410	Realty Income Corp. REIT	219,735
1,085	Republic Bancorp, Inc., Class A	22,177
1,221	RLI Corp.	70,110
799	S.Y. Bancorp, Inc.	19,576
10,994	SEI Investments Co.	243,517
924	Southside Bancshares, Inc.	17,380
2,726	StanCorp Financial Group, Inc.	116,945
14,952	T. Rowe Price Group, Inc.	826,397
2,361	Tanger Factory Outlet Centers, Inc. REIT	113,139
632	Tompkins Financial Corp.	24,395
3,718	Transatlantic Holdings, Inc.	195,567
2,361	UMB Financial Corp.	87,499
2,542	United Bankshares, Inc.	67,922
715	Universal Health Realty Income Trust REIT	26,562

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,214	Urstadt Biddle Properties, Inc., Class A REIT	$23,321
2,294	W.P. Carey & Co. LLC	71,481
3,644	Washington REIT	116,717
941	Washington Trust Bancorp, Inc.	18,905
415	Wesco Financial Corp.	150,811
1,700	Westamerica Bancorp	85,034
485	WSFS Financial Corp.	18,934
		11,474,325
	Health Care—12.5%
90,060	Abbott Laboratories	4,621,879
4,039	Beckman Coulter, Inc.	215,036
13,541	Becton, Dickinson and Co.	1,022,616
5,462	C.R. Bard, Inc.	454,002
20,346	Cardinal Health, Inc.	705,803
8,331	DENTSPLY International, Inc.	261,510
67,260	Eli Lilly & Co.	2,367,552
136,269	Johnson & Johnson	8,676,247
62,988	Medtronic, Inc.	2,217,808
2,370	Meridian Bioscience, Inc.	54,249
3,694	Owens & Minor, Inc.	105,205
23,153	Stryker Corp.	1,145,842
2,329	Teleflex, Inc.	129,842
1,941	West Pharmaceutical Services, Inc.	69,274
		22,046,865
	Industrials—12.4%
41,596	3M Co.	3,503,215
1,780	A.O. Smith Corp.	99,733
3,046	ABM Industries, Inc.	68,687
876	Badger Meter, Inc.	36,380
3,058	Brady Corp., Class A	94,034
9,675	C.H. Robinson Worldwide, Inc.	681,894
3,557	Carlisle Cos., Inc.	124,744
36,774	Caterpillar, Inc.	2,890,437
8,475	Cintas Corp.	232,808
2,939	CLARCOR, Inc.	116,561
4,454	Donaldson Co., Inc.	216,999
10,888	Dover Corp.	578,153
43,886	Emerson Electric Co.	2,409,341
12,376	Expeditors International of Washington, Inc.	610,879
8,599	Fastenal Co.	442,677
1,355	Franklin Electric Co., Inc.	48,929
22,186	General Dynamics Corp.	1,511,310
973	Gorman-Rupp Co. (The)	29,015
3,514	Graco, Inc.	120,917
4,694	Harsco Corp.	108,807
29,369	Illinois Tool Works, Inc.	1,342,163
1,396	McGrath Rentcorp	35,333
2,116	Mine Safety Appliances Co.	59,587
486	NACCO Industries, Inc., Class A	48,240

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,981	Nordson Corp.	$154,558
9,413	Parker Hannifin Corp.	720,565
5,757	Pentair, Inc.	188,427
12,056	Pitney Bowes, Inc.	264,509
1,052	Raven Industries, Inc.	43,258
5,493	Roper Industries, Inc.	381,379
1,108	Tennant Co.	37,173
54,191	United Technologies Corp.	4,051,861
1,127	Universal Forest Products, Inc.	33,968
4,139	W.W. Grainger, Inc.	513,360
		21,799,901
	Information Technology—6.8%
28,725	Automatic Data Processing, Inc.	1,275,964
3,832	Diebold, Inc.	117,451
2,702	FactSet Research Systems, Inc.	237,182
63,872	International Business Machines Corp.	9,172,019
5,012	Jack Henry & Associates, Inc.	136,126
13,398	Linear Technology Corp.	431,818
21,096	Paychex, Inc.	584,359
		11,954,919
	Materials—4.1%
12,397	Air Products & Chemicals, Inc.	1,053,373
5,325	Albemarle Corp.	266,942
3,935	AptarGroup, Inc.	176,603
6,366	Bemis Co., Inc.	202,184
13,608	Ecolab, Inc.	671,147
2,857	H.B. Fuller Co.	58,968
2,655	Martin Marietta Materials, Inc.	213,674
18,406	Nucor Corp.	703,477
9,633	PPG Industries, Inc.	738,851
17,852	Praxair, Inc.	1,630,602
7,518	RPM International, Inc.	155,698
6,346	Sherwin-Williams Co. (The)	463,068
7,077	Sigma-Aldrich Corp.	448,823
5,871	Sonoco Products Co.	196,679
586	Stepan Co.	39,520
5,744	Valspar Corp. (The)	184,382
		7,203,991
	Telecommunication Services—5.4%
299,575	AT&T, Inc.	8,537,888
894	Atlantic Tele-Network, Inc.	37,780
17,583	CenturyLink, Inc.	727,585
1,385	Shenandoah Telecommunications Co.	25,276
3,287	Telephone & Data Systems, Inc.	114,486
		9,443,015

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Utilities—3.9%
1,085	American States Water Co.	$40,525
8,006	Aqua America, Inc.	172,369
5,259	Atmos Energy Corp.	154,878
2,287	Black Hills Corp.	72,818
1,213	California Water Service Group	45,293
16,920	Consolidated Edison, Inc.	841,262
4,191	Energen Corp.	187,086
4,505	Integrys Energy Group, Inc.	239,621
10,975	MDU Resources Group, Inc.	218,732
1,348	MGE Energy, Inc.	54,661
905	Middlesex Water Co.	16,163
4,781	National Fuel Gas Co.	263,816
2,403	New Jersey Resources Corp.	97,298
24,255	NextEra Energy, Inc.	1,334,995
10,263	Northeast Utilities	321,027
1,550	Northwest Natural Gas Co.	76,400
6,042	NSTAR	252,012
4,206	Piedmont Natural Gas Co., Inc.	124,035
28,156	PPL Corp.	757,396
17,066	Progress Energy, Inc.	767,970
10,240	Questar Corp.	173,773
1,081	SJW Corp.	26,160
1,742	South Jersey Industries, Inc.	87,727
2,060	Suburban Propane Partners LP	112,270
6,413	UGI Corp.	192,967
4,745	Vectren Corp.	129,918
2,934	WGL Holdings, Inc.	113,106
		6,874,278
	Total Investments (Cost $159,867,669)—99.8%	175,594,844
	Other assets less liabilities—0.2%	301,797
	Net Assets—100.0%	$175,896,641

Investment Abbreviations:

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares Financial Preferred Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Banks	57.7
Insurance	27.5
Diversified Financial Services	10.2
Other	4.6

Schedule of Investments

PowerShares Financial Preferred Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Preferred Stocks—95.4%
	Banks—57.7%
1,430,128	Bank of America Corp., 6.20%, Series D(~)	$31,319,803
1,941,560	Bank of America Corp., 7.25%, Series J(~)	46,791,596
5,392,007	Bank of America Corp., 8.20%	135,986,417
3,337,558	Bank of America Corp., 8.63%, Series MER	85,775,241
761,229	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	18,383,680
846,769	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	21,778,899
4,811,942	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	125,447,328
1,343,289	Goldman Sachs Group, Inc. (The), 6.20%, Series B	33,259,836
3,137,150	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	86,742,197
3,091,998	HSBC Holdings PLC, 8.13% (United Kingdom)	84,658,905
1,150,156	HSBC USA, Inc., 6.50%, Series H(~)	28,753,900
2,864,807	JPMorgan Chase & Co., 8.63%, Series J	79,068,673
981,454	National Bank of Greece SA, 9.00% (Greece)	20,649,792
540,582	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	10,298,087
497,639	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	8,370,288
403,923	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	6,810,142
695,590	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	12,082,398
458,940	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	8,017,682
2,234,623	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	41,117,063

Number of Shares		Value
	Preferred Stocks (Continued)
1,712,141	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	$49,497,996
858,075	U.S. Bancorp, 7.88%, Series D	23,142,283
3,158,100	Wells Fargo & Co., 8.00%, Series J	85,300,281
447,795	Zions Bancorp, 9.50%, Series C	11,373,993
		1,054,626,480
	Diversified Financial Services—10.2%
2,360,168	Credit Suisse Guernsey, 7.90% (Switzerland)	62,733,265
383,276	Deutsche Bank Capital Funding Trust IX, 6.63%	9,263,781
1,250,512	Deutsche Bank Contingent Capital Trust III, 7.60%	32,850,950
726,510	Deutsche Bank Contingent Capital Trust V, 8.05%	19,673,891
1,537,724	HSBC Finance Corp., 6.36%, Series B(~)	36,966,885
1,003,781	Repsol International Capital Ltd., 7.45%, Series A	25,365,546
		186,854,318
	Insurance—27.5%
1,071,913	Aegon NV, 6.38% (Netherlands)	24,557,527
347,434	Aegon NV, 6.50% (Netherlands)	7,942,341
497,413	Aegon NV, 6.88% (Netherlands)	11,813,559
1,715,445	Aegon NV, 7.25% (Netherlands)	42,491,573
411,950	Axis Capital Holdings Ltd., 7.25%, Series A	10,331,706
1,641,269	ING Groep NV, 6.13% (Netherlands)(~)	35,960,204
2,534,548	ING Groep NV, 6.38% (Netherlands)(~)	56,292,311
3,435,017	ING Groep NV, 7.38% (Netherlands)(~)	82,440,408
3,956,429	ING Groep NV, 8.50% (Netherlands)(~)	101,007,632
2,426,197	MetLife, Inc., 6.50%, Series B	60,654,925
566,667	PartnerRe Ltd., 6.75%, Series C	14,240,342
389,646	Principal Financial Group, Inc., 6.52%, Series B	9,709,978
537,025	Prudential PLC, 6.50% (United Kingdom)	13,361,182
448,155	Prudential PLC, 6.75% (United Kingdom)	11,172,504

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Financial Preferred Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Preferred Stocks (Continued)
365,200	RenaissanceRe Holdings Ltd., 6.08%, Series C	$8,739,236
474,138	RenaissanceRe Holdings Ltd., 6.60%, Series D	11,848,709
		502,564,137
	Total Investments (Cost $1,390,960,393)—95.4%	1,744,044,935
	Other assets less liabilities—4.6%	83,875,982
	Net Assets—100.0%	$1,827,920,917

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 4.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	24.5%
Netherlands	19.8

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares High Yield Equity Dividend AchieversTM Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Electric	16.6
Banks	15.6
Insurance	13.3
Gas	11.2
Telecommunications	5.9
Agriculture	5.0
Savings & Loans	4.0
Commercial Services	3.8
Chemicals	3.3
Office/Business Equipment	3.0
Food	2.8
Pharmaceuticals	2.3
Water	2.0
Miscellaneous Manufacturing	1.9
Household Products/Wares	1.7
Distribution/Wholesale	1.7
Environmental Control	1.7
Computers	1.6
Packaging & Containers	1.5
Machinery-Diversified	1.2
Other	(0.1)

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Agriculture—5.0%
183,035	Altria Group, Inc.	$4,652,750
80,696	Universal Corp.	3,344,042
		7,996,792
	Banks—15.6%
110,870	Arrow Financial Corp.	2,704,119
299,030	BancorpSouth, Inc.	3,944,206
62,758	Bank of Hawaii Corp.	2,710,518
128,216	Community Bank System, Inc.	2,996,408
116,493	Community Trust Bancorp, Inc.	3,181,424
124,997	Lakeland Financial Corp.	2,373,693
136,465	United Bankshares, Inc.	3,646,345
158,840	Washington Trust Bancorp, Inc.	3,191,095
		24,747,808
	Chemicals—3.3%
29,097	PPG Industries, Inc.	2,231,740
147,359	RPM International, Inc.	3,051,805
		5,283,545
	Commercial Services—3.8%
110,458	McGrath Rentcorp	2,795,692
114,888	Paychex, Inc.	3,182,398
		5,978,090
	Computers—1.6%
81,808	Diebold, Inc.	2,507,415
	Distribution/Wholesale—1.7%
57,395	Genuine Parts Co.	2,746,925
	Electric—16.6%
103,911	Black Hills Corp.	3,308,526
71,501	Consolidated Edison, Inc.	3,555,030
69,490	Integrys Energy Group, Inc.	3,696,173

Number of Shares		Value
	Common Stocks (Continued)
66,688	MGE Energy, Inc.	$2,704,198
81,710	Northeast Utilities	2,555,889
71,972	NSTAR	3,001,952
132,331	PPL Corp.	3,559,704
87,432	Progress Energy, Inc.	3,934,440
		26,315,912
	Environmental Control—1.7%
95,126	Mine Safety Appliances Co.	2,678,748
	Food—2.8%
180,459	SUPERVALU, Inc.	1,947,153
84,931	Sysco Corp.	2,502,067
		4,449,220
	Gas—11.2%
109,132	Atmos Energy Corp.	3,213,937
61,499	New Jersey Resources Corp.	2,490,095
53,917	Northwest Natural Gas Co.	2,657,569
92,580	Piedmont Natural Gas Co., Inc.	2,730,184
140,538	Vectren Corp.	3,847,931
73,426	WGL Holdings, Inc.	2,830,572
		17,770,288
	Household Products/Wares—1.7%
43,609	Kimberly-Clark Corp.	2,762,194
	Insurance—13.3%
130,207	Arthur J. Gallagher & Co.	3,666,629
138,017	Cincinnati Financial Corp.	4,063,221
42,929	Erie Indemnity Co., Class A	2,454,680
93,770	Harleysville Group, Inc.	3,219,124
99,390	Mercury General Corp.	4,222,087
266,196	Old Republic International Corp.	3,513,787
		21,139,528

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Machinery-Diversified—1.2%
19,487	NACCO Industries, Inc., Class A	$1,934,280
	Miscellaneous Manufacturing—1.9%
146,173	Leggett & Platt, Inc.	2,979,006
	Office/Business Equipment—3.0%
221,079	Pitney Bowes, Inc.	4,850,473
	Packaging & Containers—1.5%
70,293	Sonoco Products Co.	2,354,815
	Pharmaceuticals—2.3%
101,963	Eli Lilly & Co.	3,589,098
	Savings & Loans—4.0%
278,349	Hudson City Bancorp, Inc.	3,242,766
257,882	People's United Financial, Inc.	3,174,527
		6,417,293
	Telecommunications—5.9%
142,681	AT&T, Inc.	4,066,408
128,662	CenturyLink, Inc.	5,324,034
		9,390,442
	Water—2.0%
175,787	Middlesex Water Co.	3,139,556
	Total Investments (Cost $147,927,811)—100.1%	159,031,428
	Liabilities in excess of other assets—(0.1%)	(188,764)
	Net Assets—100.0%	$158,842,664

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares International Dividend AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Telecommunication Services	17.8
Energy	17.3
Financials	13.0
Consumer Staples	11.0
Health Care	10.6
Consumer Discretionary	8.3
Materials	7.6
Industrials	6.6
Utilities	5.7
Information Technology	2.1
Other	0.0

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—1.1%
61,251	BHP Billiton Ltd. ADR	$5,058,720
	Bahamas—2.5%
362,984	Teekay Corp.	11,542,891
	Belgium—1.1%
76,144	Delhaize Group SA ADR	5,365,106
	Bermuda—3.0%
248,003	Alterra Capital Holdings Ltd.	5,009,661
158,718	Axis Capital Holdings Ltd.	5,397,999
57,024	RenaissanceRe Holdings Ltd.	3,436,266
		13,843,926
	Brazil—2.9%
59,141	Cia de Bebidas DAS Americas ADR	6,697,718
206,667	Petroleo Brasileiro SA ADR	7,051,478
		13,749,196
	Canada—20.7%
145,678	Bank of Nova Scotia	7,795,230
132,460	Brookfield Asset Management, Inc., Class A	3,936,711
76,739	Cameco Corp.	2,375,840
55,636	Canadian National Railway Co.	3,604,100
52,909	Canadian Natural Resources Ltd.	1,929,591
61,422	Canadian Pacific Railway Ltd.	4,001,029
131,228	Enbridge, Inc.	7,270,031
64,944	Imperial Oil Ltd.	2,518,528
211,946	Methanex Corp.	5,885,741
199,605	Ritchie Bros. Auctioneers, Inc.	4,227,634
192,912	Rogers Communications, Inc., Class B	7,031,642
383,568	Shaw Communications, Inc., Class B	8,200,684

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
79,719	Suncor Energy, Inc.	$2,551,805
172,569	Talisman Energy, Inc.	3,130,402
235,464	Telus Corp.	9,927,162
168,838	Thomson Reuters Corp.	6,458,054
98,662	Toronto-Dominion Bank (The)	7,123,396
245,192	TransCanada Corp.	9,059,844
		97,027,424
	Cayman Islands—1.4%
631,043	Consolidated Water Co. Ltd.	6,455,570
	Chile—1.6%
83,124	Empresa Nacional de Electricidad SA ADR	4,435,497
57,504	Sociedad Quimica y Minera de Chile SA ADR	2,978,707
		7,414,204
	Denmark—0.5%
20,705	Novo Nordisk A/S ADR	2,169,884
	France—4.8%
271,681	Sanofi-Aventis SA ADR	9,538,720
237,450	Total SA ADR	12,936,276
		22,474,996
	Germany—0.4%
28,811	Fresenius Medical Care AG & Co. KGaA ADR	1,833,532
	Greece—0.6%
100,694	Coca-Cola Hellenic Bottling Co. SA ADR	2,561,655
	Hong Kong—1.4%
130,436	China Mobile Ltd. ADR	6,700,497

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	India—0.5%
4,512	HDFC Bank Ltd. ADR	$780,396
22,680	Infosys Technologies Ltd. ADR	1,529,539
		2,309,935
	Indonesia—1.3%
153,150	Telekomunikasi Indonesia Tbk PT ADR	6,185,729
	Ireland—4.8%
92,484	Cooper Industries PLC, Class A	4,848,011
587,170	CRH PLC ADR	10,375,294
224,468	Willis Group Holdings PLC	7,138,083
		22,361,388
	Israel—1.7%
104,982	Elbit Systems Ltd.	5,682,675
45,653	Teva Pharmaceutical Industries Ltd. ADR	2,369,391
		8,052,066
	Japan—1.8%
115,851	Canon, Inc. ADR	5,329,146
30,561	Kyocera Corp. ADR	3,047,849
		8,376,995
	Mexico—5.0%
18,032	America Movil SAB de CV, Series L ADR	1,032,512
37,942	Coca-Cola Femsa SAB de CV ADR	3,015,251
172,014	Grupo Aeroportuario del Sureste SAB de CV ADR	8,669,506
695,972	Telefonos de Mexico SAB de CV, Series L ADR	10,773,646
		23,490,915
	Netherlands—1.5%
234,384	Unilever NV	6,958,861
	Norway—2.0%
428,936	Statoil ASA ADR	9,363,673
	Russia—1.7%
371,591	Mobile TeleSystems OJSC ADR	8,044,945
	Spain—6.9%
789,690	Banco Santander SA ADR	10,115,929
287,892	Repsol YPF SA ADR	7,971,729
174,558	Telefonica SA ADR	14,163,636
		32,251,294
	Switzerland—3.1%
16,290	Alcon, Inc.	2,732,159
120,109	Novartis AG ADR	6,960,317
89,780	Syngenta AG ADR	4,972,016
		14,664,492
	Turkey—1.7%
431,071	Turkcell Iletisim Hizmetleri AS ADR	7,729,103

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Kingdom—22.3%
192,211	AstraZeneca PLC ADR	$9,698,967
87,316	BHP Billiton PLC ADR	6,181,973
116,449	British American Tobacco PLC ADR	8,876,907
101,105	Diageo PLC ADR	7,481,770
260,082	GlaxoSmithKline PLC ADR	10,153,601
264,361	InterContinental Hotels Group PLC ADR	5,115,386
327,915	National Grid PLC ADR	15,569,404
460,420	Pearson PLC ADR	7,090,468
215,070	Reed Elsevier PLC ADR	7,379,052
71,269	Smith & Nephew PLC ADR	3,127,284
247,116	Unilever PLC ADR	7,171,306
422,759	Vodafone Group PLC ADR	11,630,100
82,175	WPP PLC ADR	4,769,437
		104,245,655
	United States—3.7%
79,759	ACE Ltd.	4,739,280
53,892	Bunge Ltd.	3,237,292
63,781	PartnerRe Ltd.	5,059,109
45,380	Schlumberger Ltd.	3,171,608
15,616	Shire PLC ADR	1,094,682
		17,301,971
	Total Investments (Cost $420,453,949)—100.0%	467,534,623
	Other assets less liabilities—0.0%	185,604
	Net Assets—100.0%	$467,720,227

Investment Abbreviations:

ADR—American Depositary Receipt

See Notes to Financial Statements.

16

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Statements of Assets and Liabilities

October 31, 2010 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
ASSETS:
Unaffiliated investments, at value	$33,504,199	$175,594,844	$1,324,512,196	$159,031,428	$467,534,623
Affiliated investments, at value (Note 4)	—	—	419,532,739	—	—
Total investments, at value	33,504,199	175,594,844	1,744,044,935	159,031,428	467,534,623
Receivables:
Investments sold	1,359,895	2,192,613	84,413,073	18,374,965	33,532,564
Shares sold	1,152,628	1,353,050	—	10,589,512	9,111,432
Dividends	12,861	336,331	5,766,866	295,771	830,174
Expense waivers	9,472	607	—	2,395	—
Foreign tax reclaims	—	—	—	—	186,833
Total Assets	36,039,055	179,477,445	1,834,224,874	188,294,071	511,195,626
LIABILITIES:
Due to custodian	1,454	6,496	4,651,825	35,310	468,434
Payables:
Investments purchased	1,371,637	3,386,291	—	19,906,437	33,460,576
Shares repurchased	1,152,628	—	—	9,318,771	9,111,432
Accrued advisory fees	14,237	58,682	783,010	55,061	152,790
Accrued expenses	72,896	129,335	869,122	135,828	282,167
Total Liabilities	2,612,852	3,580,804	6,303,957	29,451,407	43,475,399
NET ASSETS	$33,426,203	$175,896,641	$1,827,920,917	$158,842,664	$467,720,227
NET ASSETS CONSIST OF:
Shares of beneficial interest	$53,568,862	$175,735,814	$1,501,526,276	$286,952,466	$637,792,753
Undistributed net investment income (loss)	44,472	1,248,403	(4,983,110)	32,966	4,487,642
Accumulated net realized loss on investments and foreign currency related transactions	(23,273,905)	(16,814,751)	(21,706,791)	(139,246,385)	(221,640,842)
Net unrealized appreciation on investments	3,086,774	15,727,175	353,084,542	11,103,617	47,080,674
Net Assets	$33,426,203	$175,896,641	$1,827,920,917	$158,842,664	$467,720,227
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,450,000	13,000,000	101,250,000	18,750,000	30,800,000
Net asset value	$23.05	$13.53	$18.05	$8.47	$15.19
Share price	$23.06	$13.53	$18.08	$8.47	$15.20
Unaffiliated investments, at cost	$30,417,425	$159,867,669	$1,071,247,935	$147,927,811	$420,453,949
Affiliated investments, at cost	$—	$—	$319,712,458	$—	$—
Total investments, at cost	$30,417,425	$159,867,669	$1,390,960,393	$147,927,811	$420,453,949

See Notes to Financial Statements.

18

Statements of Operations

Six Months Ended October 31, 2010 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$204,373	$2,353,324	$47,297,643	$3,333,670	$9,392,794
Affiliated dividend income	—	—	16,866,823	—	—
Foreign withholding tax	—	—	—	—	(607,794)
Total Income	204,373	2,353,324	64,164,466	3,333,670	8,785,000
EXPENSES:
Advisory fees	88,351	315,721	4,320,404	282,146	803,719
Accounting & administration fees	34,393	34,393	203,251	34,393	49,081
Sub-licensing	17,670	78,930	864,077	70,535	200,930
Professional fees	15,111	16,913	48,220	16,757	22,302
Custodian & transfer agent fees	8,532	16,026	49,493	10,997	23,595
Trustees	2,999	4,941	31,619	4,769	9,243
Other expenses	9,669	14,308	98,130	23,561	46,301
Total Expenses	176,725	481,232	5,615,194	443,158	1,155,171
(Waivers)	(53,033)	(7,651)	—	(19,941)	—
Net Expenses	123,692	473,581	5,615,194	423,217	1,155,171
Net Investment Income	80,681	1,879,743	58,549,272	2,910,453	7,629,829
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	33,009	(829,523)	2,559,603	(307,789)	(6,668,918)
In-kind redemptions	1,149,837	5,070,917	28,756,052	6,238,601	12,208,726
Foreign currency related transactions	—	—	—	—	142
Net realized gain	1,182,846	4,241,394	31,315,655	5,930,812	5,539,950
Net change in unrealized appreciation (depreciation) on investments	(286,997)	2,042,082	75,427,579	(3,329,407)	14,367,335
Net realized and unrealized gain on investments	895,849	6,283,476	106,743,234	2,601,405	19,907,285
Net increase in net assets resulting from operations	$976,530	$8,163,219	$165,292,506	$5,511,858	$27,537,114

See Notes to Financial Statements.

19

Statements of Changes in Net Assets

	PowerShares Buyback AchieversTM Portfolio		PowerShares Dividend AchieversTM Portfolio		PowerShares Financial Preferred Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income	$80,681	$330,119	$1,879,743	$2,379,666	$58,549,272	$113,420,686
Net realized gain (loss)	1,182,846	4,628,427	4,241,394	(3,080,940)	31,315,655	66,377,711
Net change in unrealized appreciation (depreciation)	(286,997)	6,305,908	2,042,082	28,168,674	75,427,579	350,585,680
Net increase in net assets resulting from operations	976,530	11,264,454	8,163,219	27,467,400	165,292,506	530,384,077
Undistributed net investment income (loss) included in the price of units issued and redeemed	2,807	6,239	317,180	92,598	265,347	(1,698,335)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,530)	(467,441)	(1,507,206)	(2,653,314)	(60,513,510)	(112,572,843)
Return of capital	—	—	—	—	—	(4,876,161)
Total distributions to shareholders	(35,530)	(467,441)	(1,507,206)	(2,653,314)	(60,513,510)	(117,449,004)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,152,628	26,715,685	71,571,223	54,083,996	84,066,958	658,426,601
Value of shares repurchased	(6,686,631)	(26,949,276)	(35,710,865)	(30,968,874)	(75,749,403)	(130,181,507)
Net income (loss) equalization	(2,807)	(6,239)	(317,180)	(92,598)	(265,347)	1,698,335
Net increase (decrease) in net assets resulting from shares transactions	(5,536,810)	(239,830)	35,543,178	23,022,524	8,052,208	529,943,429
Increase (Decrease) in Net Assets	(4,593,003)	10,563,422	42,516,371	47,929,208	113,096,551	941,180,167
NET ASSETS:
Beginning of period	38,019,206	27,455,784	133,380,270	85,451,062	1,714,824,366	773,644,199
End of period	$33,426,203	$38,019,206	$175,896,641	$133,380,270	$1,827,920,917	$1,714,824,366
Undistributed net investment income (loss) at end of period	$44,472	$(3,486)	$1,248,403	$558,686	$(4,983,110)	$(3,284,219)
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	1,350,000	5,800,000	4,450,000	4,900,000	41,950,000
Shares repurchased	(300,000)	(1,350,000)	(2,900,000)	(2,650,000)	(4,700,000)	(8,700,000)
Shares outstanding, beginning of period	1,700,000	1,700,000	10,100,000	8,300,000	101,050,000	67,800,000
Shares outstanding, end of period	1,450,000	1,700,000	13,000,000	10,100,000	101,250,000	101,050,000

See Notes to Financial Statements.

20

	PowerShares High Yield Equity Dividend AchieversTM Portfolio		PowerShares International Dividend AchieversTM Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income	$2,910,453	$4,674,969	$7,629,829	$9,615,929
Net realized gain (loss)	5,930,812	7,437,890	5,539,950	(10,160,962)
Net change in unrealized appreciation (depreciation)	(3,329,407)	26,851,833	14,367,335	122,485,105
Net increase in net assets resulting from operations	5,511,858	38,964,692	27,537,114	121,940,072
Undistributed net investment income (loss) included in the price of units issued and redeemed	(25,976)	1,096	141,583	446,981
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,845,560)	(4,674,671)	(5,173,710)	(12,740,323)
Return of capital	—	(344,802)	—	—
Total distributions to shareholders	(2,845,560)	(5,019,473)	(5,173,710)	(12,740,323)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	73,064,483	64,896,968	79,507,701	130,274,190
Value of shares repurchased	(44,312,189)	(58,264,459)	(61,933,566)	(68,274,834)
Net income (loss) equalization	25,976	(1,096)	(141,583)	(446,981)
Net increase (decrease) in net assets resulting from shares transactions	28,778,270	6,631,413	17,432,552	61,552,375
Increase (Decrease) in Net Assets	31,418,592	40,577,728	39,937,539	171,199,105
NET ASSETS:
Beginning of period	127,424,072	86,846,344	427,782,688	256,583,583
End of period	$158,842,664	$127,424,072	$467,720,227	$427,782,688
Undistributed net investment income (loss) at end of period	$32,966	$(5,951)	$4,487,642	$1,889,940
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,050,000	8,550,000	5,400,000	9,700,000
Shares repurchased	(5,400,000)	(7,650,000)	(4,600,000)	(5,000,000)
Shares outstanding, beginning of period	15,100,000	14,200,000	30,000,000	25,300,000
Shares outstanding, end of period	18,750,000	15,100,000	30,800,000	30,000,000

21

Financial Highlights

PowerShares Buyback AchieversTM Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,			For the Period December 20, 2006* Through
	(Unaudited)		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.36		$16.15	$22.64	$25.99	$24.98
Net investment income**	0.05		0.19	0.26	0.10	0.01
Net realized and unrealized gain (loss) on investments	0.66		6.29	(6.55)	(3.35)	1.02
Total from investment operations	0.71		6.48	(6.29)	(3.25)	1.03
Distributions to shareholders from:
Net investment income	(0.02)		(0.27)	(0.20)	(0.10)	(0.02)
Net asset value at end of period	$23.05		$22.36	$16.15	$22.64	$25.99
Share price at end of period***	$23.06		$22.37	$16.16
NET ASSET VALUE, TOTAL RETURN****	3.19%		40.46%	(27.87)%	(12.53)%	4.13%
SHARE PRICE TOTAL RETURN****	3.18%		40.43%	(27.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,426		$38,019	$27,456	$61,132	$62,383
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70	%†	0.70%	0.70%	0.73%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	1.00	%†	0.97%	0.92%	0.79%	1.04	%†
Net investment income, after (Waivers) and/or Recapture	0.46	%†	0.98%	1.39%	0.41%	0.15	%†
Portfolio turnover rate ††	6%		23%	56%	46%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$(0.02)	$(0.01)	$0.01

PowerShares Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period September 15, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.21	$10.30	$16.15	$17.52	$15.63	$14.84
Net investment income**	0.15	0.27	0.36	0.37	0.32	0.17
Net realized and unrealized gain (loss) on investments	0.29	2.96	(5.92)	(1.41)	1.88	0.78
Total from investment operations	0.44	3.23	(5.56)	(1.04)	2.20	0.95
Distributions to shareholders from:
Net investment income	(0.12)	(0.32)	(0.29)	(0.33)	(0.31)	(0.16)
Net asset value at end of period	$13.53	$13.21	$10.30	$16.15	$17.52	$15.63
Share price at end of period***	$13.53	$13.21	$10.30
NET ASSET VALUE, TOTAL RETURN****	3.39%	31.76%	(34.84)%	(6.00)%	14.26%	6.45%
SHARE PRICE TOTAL RETURN****	3.39%	31.76%	(34.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$175,897	$133,380	$85,451	$59,751	$70,079	$23,449
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60%†	0.60%	0.60%	0.60%	0.60%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.61%†	0.64%	0.74%	0.72%	0.92%	1.02	%†
Net investment income, after (Waivers) and/or Recapture	2.38%†	2.28%	3.11%	2.15%	1.94%	1.81	%†
Portfolio turnover rate ††	6%	18%	31%	8%	9%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.01	$0.03	$(0.01)	$0.03	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

22

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period December 1, 2006* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.97	$11.41	$21.17	$24.78	$25.12
Net investment income**	0.59	1.31	1.35	1.35	0.41
Net realized and unrealized gain (loss) on investments	1.10	5.61	(9.63)	(3.50)	(0.12)
Total from investment operations	1.69	6.92	(8.28)	(2.15)	0.29
Distributions to shareholders from:
Net investment income	(0.61)	(1.30)	(1.46)	(1.46)	(0.63)
Return of capital	—	(0.06)	(0.02)	—	—
Total distributions	(0.61)	(1.36)	(1.48)	(1.46)	(0.63)
Net asset value at end of period	$18.05	$16.97	$11.41	$21.17	$24.78
Share price at end of period***	$18.08	$16.93	$11.41
NET ASSET VALUE, TOTAL RETURN****	10.17%	62.16%	(39.56)%	(8.77)%	1.18%
SHARE PRICE TOTAL RETURN****	10.61%	61.76%	(39.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,827,921	$1,714,824	$773,644	$237,126	$99,118
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.69%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	0.65%†	0.65%	0.68%	0.74%	0.89%†
Net investment income, after (Waivers) and/or Recapture	6.78%†	8.30%	11.49%	6.20%	4.63%†
Portfolio turnover rate ††	12%	23%	45%	80%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.02)	$0.02	$0.03	$0.07

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,
	(Unaudited)		2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$8.44		$6.12	$11.36	$15.82	$15.07	$14.41
Net investment income**	0.17		0.32	0.43	0.62	0.54	0.53
Net realized and unrealized gain (loss) on investments	0.03		2.35	(5.21)	(4.42)	0.84	0.61
Total from investment operations	0.20		2.67	(4.78)	(3.80)	1.38	1.14
Distributions to shareholders from:
Net investment income	(0.17)		(0.33)	(0.43)	(0.63)	(0.60)	(0.48)
Return of capital	—		(0.02)	(0.03)	(0.03)	(0.03)	—
Total distributions	(0.17)		(0.35)	(0.46)	(0.66)	(0.63)	(0.48)
Net asset value at end of period	$8.47		$8.44	$6.12	$11.36	$15.82	$15.07
Share price at end of period***	$8.47		$8.44	$6.12
NET ASSET VALUE, TOTAL RETURN****	2.41%		44.59%	(42.88)%	(24.67)%	9.28%	7.92%
SHARE PRICE TOTAL RETURN****	2.41%		44.58%	(42.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$158,843		$127,424	$86,846	$184,077	$439,820	$459,690
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60	%†	0.60%	0.60%	0.60%	0.60%	0.61%
Expenses, prior to (Waivers) and/or Recapture	0.63	%†	0.65%	0.62%	0.56%	0.60%	0.65%
Net investment income, after (Waivers) and/or Recapture	4.13	%†	4.42%	5.24%	4.35%	3.47%	3.49%
Portfolio turnover rate ††	25%		57%	77%	42%	20%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.02	$0.00 (a)	$0.02

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

23

Financial Highlights (Continued)

PowerShares International Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,				For the Period September 15, 2005* Through
	(Unaudited)		2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.26		$10.14	$19.63	$20.12	$16.92	$14.96
Net investment income**	0.26		0.35	0.52	0.68	0.53	0.28
Net realized and unrealized gain (loss) on investments	0.85		4.24	(9.46)	(0.61)	3.20	1.88
Total from investment operations	1.11		4.59	(8.94)	0.07	3.73	2.16
Distributions to shareholders from:
Net investment income	(0.18)		(0.47)	(0.55)	(0.56)	(0.53)	(0.20)
Net asset value at end of period	$15.19		$14.26	$10.14	$19.63	$20.12	$16.92
Share price at end of period***	$15.20		$14.26	$10.15
NET ASSET VALUE, TOTAL RETURN****	7.92%		45.77%	(46.44)%	0.34%	22.56%	14.50%
SHARE PRICE TOTAL RETURN****	7.99%		45.62%	(46.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$467,720		$427,783	$256,584	$551,630	$553,200	$170,843
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.57	%†	0.57%	0.57%	0.58%	0.60%	0.62	%†
Expenses, prior to (Waivers) and/or Recapture	0.57	%†	0.57%	0.57%	0.56%	0.62%	0.69	%†
Net investment income, after (Waivers) and/or Recapture	3.80	%†	2.65%	3.87%	3.28%	2.98%	3.06	%†
Portfolio turnover rate ††	18%		63%	50%	43%	22%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.02	$(0.01)	$(0.02)	$0.11	$0.04

*  Commencement of Investment Operations.

**    Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

24

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Buyback AchieversTM Portfolio	"Buyback AchieversTM Portfolio"

PowerShares Dividend AchieversTM Portfolio	"Dividend AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio	"Financial Preferred Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio	"International Dividend AchieversTM Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Financial Index

High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

25

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

26

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Buyback AchieversTM Portfolio and Financial Preferred Portfolio are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. For Financial Preferred Portfolio, because the Fund's Underlying Index does not meet the diversification requirements set forth in the Internal Revenue Code, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Foreign and Emerging Market Securities Risk. With respect to International Dividend Achievers Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the

27

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Preferred Securities Risk. There are special risks associated with the Financial Preferred Portfolio's investments in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security. Certain of the companies that comprise the Fund's Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions and, therefore, subject the Fund to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. With respect to Financial Preferred Portfolio investments in high yield securities may involve greater risk and are generally less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the Financial Statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

28

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay the Adviser an annual fee of 0.50% of that Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (0.60% of the Fund's average daily net assets per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense

29

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13	04/30/14
Buyback AchieversTM Portfolio	$267,241	$24,551	$98,219	$91,435	$53,036
Dividend AchieversTM Portfolio	204,387	42,104	98,990	55,625	7,668
Financial Preferred Portfolio	8,896	—	—	—	8,896
High Yield Equity Dividend AchieversTM Portfolio	119,823	22	48,203	51,657	19,941
International Dividend AchieversTM Portfolio	620	—	—	—	620

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

Licensing Fee Agreements

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.

Dividend AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wells Fargo Securities, LLC

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accountant and transfer agent for each Fund.

30

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the six-month period ended October 31, 2010.

Financial Preferred Portfolio

	Value 04/30/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 10/31/10	Dividend Income
Bank of America Corp., 6.20%, Series D	$38,916,902	$1,087,999	$(11,010,540)	$1,877,077	$448,365	$31,319,803	$1,326,102
Bank of America Corp., 7.25%, Series J	51,966,753	1,578,091	(7,469,476)	(263,148)	979,376	46,791,596	2,833,181
HSBC Finance Corp., 6.36%, Series B	32,049,808	3,822,011	(1,368,940)	1,718,142	745,864	36,966,885	1,144,446
HSBC USA, Inc., 6.50%, Series H	27,895,654	953,491	(1,206,523)	667,170	444,108	28,753,900	922,736
ING Groep NV, 6.13%	32,799,470	1,093,777	(5,169,156)	6,758,656	477,457	35,960,204	1,292,255
ING Groep NV, 6.38%	49,662,980	1,795,252	(6,207,402)	10,203,372	838,109	56,292,311	2,110,239
ING Groep NV, 7.38%	71,436,362	5,032,094	(5,002,182)	9,890,876	1,083,258	82,440,408	3,096,099
ING Groep NV, 8.50%	93,524,486	4,055,781	(4,376,465)	5,814,088	1,989,742	101,007,632	4,141,765
Total Investments in Affiliates	398,252,415	19,418,496	(41,810,684)	36,666,233	7,006,279	419,532,739	16,866,823

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

statements may materially differ from the value received upon actual sale of those investments. During the six-month period ended October 31, 2010, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Buyback AchieversTM Portfolio
Equity Securities	$33,443,507	$105	$—	$33,443,612
Money Market Fund	60,587	—	—	60,587
Total Investments	33,504,094	105	—	33,504,199
Dividend AchieversTM Portfolio
Equity Securities	175,594,844	—	—	175,594,844
Financial Preferred Portfolio
Equity Securities	1,744,044,935	—	—	1,744,044,935
High Yield Equity Dividend AchieversTM Portfolio
Equity Securities	159,031,428	—	—	159,031,428
International Dividend AchieversTM Portfolio
Equity Securities	467,534,623	—	—	467,534,623

Note 6. Federal Income Tax

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	Total*
Buyback AchieversTM Portfolio	$—	$178,870	$9,098,882	$800,254	$12,142,749	$22,220,755
Dividend AchieversTM Portfolio	7,896	—	50,943	1,716,151	14,592,696	16,367,686
Financial Preferred Portfolio(1)	—	2,445,445	29,895,674	9,034,558	—	41,375,677
High Yield Equity Dividend AchieversTM Portfolio	2,613,033	7,009,598	5,162,362	81,487,358	44,815,128	141,087,479
International Dividend AchieversTM Portfolio	183,478	221,461	1,975,339	59,472,841	145,514,837	207,367,956

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

(1) Tax year-end is October 31.

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 7. Investment Transactions

For the six-month period ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback AchieversTM Portfolio	$2,148,288	$2,078,487
Dividend AchieversTM Portfolio	21,793,956	9,551,964
Financial Preferred Portfolio	197,613,592	238,643,845
High Yield Equity Dividend AchieversTM Portfolio	34,785,148	34,827,230
International Dividend AchieversTM Portfolio	74,724,101	71,997,709

For the six-month period ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Buyback AchieversTM Portfolio	$1,209,268	$6,728,304
Dividend AchieversTM Portfolio	54,985,826	31,279,848
Financial Preferred Portfolio	53,361,007	72,856,031
High Yield Equity Dividend AchieversTM Portfolio	72,963,773	44,337,677
International Dividend AchieversTM Portfolio	89,316,162	71,701,834

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At October 31, 2010, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Buyback AchieversTM Portfolio	$30,417,425	$3,086,774	$4,885,755	$(1,798,981)
Dividend AchieversTM Portfolio	159,867,669	15,727,175	17,116,620	(1,389,445)
Financial Preferred Portfolio	1,390,960,393	353,084,542	353,204,185	(119,643)
High Yield Equity Dividend AchieversTM Portfolio	147,927,811	11,103,617	13,823,503	(2,719,886)
International Dividend AchieversTM Portfolio	420,453,949	47,080,674	52,550,013	(5,469,339)

(1) Tax year-end is October 31.

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

Effective after the close of business on January 28, 2011, the PowerShares International Dividend AchieversTM Portfolio (the "Fund") will amend its principal investment strategies in connection with changes to the methodology of its Underlying Index, the International Dividend AchieversTM Index. Mergent®, Inc., the Index provider for the Underlying Index, has advised that beginning after the close of business on January 28, 2011, the Underlying Index will include Global Depositary Receipts and American Depositary Receipts ("ADRs") that are listed on the London Stock Exchange ("LSE"), in addition to ADRs and non-U.S. common or ordinary stocks trading on the New York Stock Exchange ("NYSE"), the NASDAQ Stock Market LLC ("NASDAQ") or NYSE Amex. In connection with this change, the Fund will remove its current policy to invest under normal circumstances at lest 80% of its total assets in ADRs and non-U.S. common or ordinary stocks traded on the NYSE, the NASDAQ or the NYSE Amex of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last five calendar or fiscal years.

34

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-SAR-1

2010 Semi-Annual Report to Shareholders

October 31, 2010

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio
(formerly PowerShares Value Line Industry Rotation Portfolio)

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® High Quality Portfolio
(formerly PowerShares Value Line TimelinessTM Select Portfolio)

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio	6

PowerShares CleantechTM Portfolio	8

PowerShares DWA Technical LeadersTM Portfolio	10

PowerShares Global Listed Private Equity Portfolio	12

PowerShares Golden Dragon Halter USX China Portfolio	14

PowerShares Lux Nanotech Portfolio	17

PowerShares Morningstar StockInvestor Core Portfolio	19

PowerShares NASDAQ-100 BuyWrite Portfolio	21

PowerShares S&P 500 BuyWrite Portfolio	23

PowerShares S&P 500® High Quality Portfolio	29

PowerShares Water Resources Portfolio	31

PowerShares WilderHill Clean Energy Portfolio	33

PowerShares WilderHill Progressive Energy Portfolio	35

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	47

Notes to Financial Statements	54

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	1241	433	15	2	1	0	3
PZD	PowerShares CleantechTM Portfolio	10/24/06	991	239	92	92	24	4	3
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	905	334	13	8	0	0	0
PSP	PowerShares Global Listed Private Equity Portfolio	10/24/06	991	311	104	98	24	11	7
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	1463	578	138	21	2	0	0
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	1241	392	72	21	5	1	1
PYH	PowerShares Morningstar StockInvestor Core Portfolio	12/1/06	964	320	11	6	3	0	1
PQBW	PowerShares NASDAQ-100 BuyWrite Portfolio	6/12/08	547	119	93	68	18	14	49
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	699	245	110	85	20	10	14
PIV	PowerShares S&P 500® High Quality Portfolio	12/6/05	1213	411	33	5	2	2	1
PHO	PowerShares Water Resources Portfolio	12/6/05	1213	458	97	19	1	0	0
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	1406	552	128	25	6	0	0
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	991	331	23	5	0	0	0

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	763	14	9	0	0	1
PZD	374	84	62	13	1	3
PDP	518	24	8	0	0	0
PSP	336	49	38	13	0	0
PGJ	627	80	13	3	0	1
PXN	650	79	15	3	1	1
PYH	605	15	3	0	0	0
PQBW	127	34	14	1	5	5
PBP	195	10	8	0	1	1
PIV	741	13	3	0	1	1
PHO	586	38	13	1	0	0
PBW	585	93	14	1	1	1
PUW	608	21	3	0	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

In pursuing their investment objective, PowerShares Global Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Morningstar StockInvestor Core Portfolio (the "Funds") may invest a portion of their assets in investment companies. The Funds indirectly bear a pro rata share of the fees and expenses of the underlying fund in which the Funds invest. The effect of such expenses are included in the Funds' total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$950.61	0.66%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36
PowerShares CleantechTM Portfolio Actual	$1,000.00	$992.27	0.68%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	0.68%	$3.47

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$1,039.52	0.70%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Global Listed Private Equity Portfolio Actual	$1,000.00	$1,060.65	0.70%	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Golden Dragon Halter USX China Portfolio Actual	$1,000.00	$1,109.77	0.70%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Lux Nanotech Portfolio Actual	$1,000.00	$905.13	0.70%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Morningstar StockInvestor Core Portfolio Actual	$1,000.00	$937.63	0.57%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	0.57%	$2.91
PowerShares NASDAQ-100 BuyWrite Portfolio Actual	$1,000.00	$1,009.48	0.75%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares S&P 500 BuyWrite Portfolio Actual	$1,000.00	$1,000.51	0.75%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares S&P 500® High Quality Portfolio Actual	$1,000.00	$1,043.41	0.56%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.56%	$2.85
PowerShares Water Resources Portfolio Actual	$1,000.00	$963.27	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$991.10	0.70%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$1,008.62	0.70%	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

Portfolio Composition

PowerShares Aerospace & Defense Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Aerospace/Defense	55.8
Miscellaneous Manufacturing	13.9
Telecommunications	6.0
Computers	5.6
Metal Fabricate/Hardware	4.8
Electronics	4.1
Packaging & Containers	3.0
Commercial Services	2.9
Engineering & Construction	1.7
Auto Manufacturers	1.6
Software	0.7
Money Market Fund	0.0
Other	(0.1)

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—55.8%
22,078	AAR Corp.*	$486,599
12,126	Aerovironment, Inc.*	284,476
18,480	Alliant Techsystems, Inc.*	1,408,915
110,458	Boeing Co. (The)	7,802,753
14,883	Cubic Corp.	648,452
5,844	Ducommun, Inc.	125,471
23,766	Elbit Systems Ltd. (Israel)	1,286,454
16,743	Esterline Technologies Corp.*	1,011,947
32,620	GenCorp, Inc.*	158,859
88,977	General Dynamics Corp.	6,061,113
57,898	Goodrich Corp.	4,751,689
8,854	Kratos Defense & Security Solutions, Inc.*	100,936
58,708	L-3 Communications Holdings, Inc.	4,238,131
6,559	LMI Aerospace, Inc.*	107,108
84,784	Lockheed Martin Corp.	6,044,251
25,262	Moog, Inc., Class A*	949,851
78,069	Northrop Grumman Corp.	4,934,742
32,163	Orbital Sciences Corp.*	522,327
103,715	Raytheon Co.	4,779,187
72,894	Rockwell Collins, Inc.	4,410,816
20,184	Teledyne Technologies, Inc.*	839,049
27,465	TransDigm Group, Inc.*	1,820,106
13,467	Triumph Group, Inc.	1,125,707
99,520	United Technologies Corp.	7,441,110
		61,340,049
	Auto Manufacturers—1.6%
39,118	Force Protection, Inc.*	219,452
50,394	Oshkosh Corp.*	1,487,127
		1,706,579

Number of Shares		Value
	Common Stocks (Continued)
	Commercial Services—2.9%
206,904	SAIC, Inc.*	$3,215,288
	Computers—5.6%
16,870	CACI International, Inc., Class A*	845,524
86,155	Computer Sciences Corp.	4,225,903
9,782	Integral Systems, Inc.*	83,147
13,501	Mercury Computer Systems, Inc.*	213,856
7,593	NCI, Inc., Class A*	141,534
32,233	SRA International, Inc., Class A*	644,982
		6,154,946
	Electronics—4.1%
5,028	American Science & Engineering, Inc.	414,056
49,454	Cogent, Inc.*	520,256
88,015	FLIR Systems, Inc.*	2,450,338
51,841	L-1 Identity Solutions, Inc.*	611,205
10,245	OSI Systems, Inc.*	368,820
34,843	Taser International, Inc.*	137,978
		4,502,653
	Engineering & Construction—1.7%
46,640	URS Corp.*	1,815,695
2,890	VSE Corp.	101,873
		1,917,568
	Metal Fabricate/Hardware—4.8%
8,740	Ladish Co., Inc.*	279,592
36,384	Precision Castparts Corp.	4,969,327
		5,248,919

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Aerospace & Defense Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Miscellaneous Manufacturing—13.9%
14,123	Ceradyne, Inc.*	$336,269
160,969	Honeywell International, Inc.	7,583,249
89,414	ITT Corp.	4,219,447
153,059	Textron, Inc.	3,186,688
		15,325,653
	Packaging & Containers—3.0%
50,976	Ball Corp.	3,280,815
	Software—0.7%
20,224	ManTech International Corp., Class A*	792,983
	Telecommunications—6.0%
7,457	Applied Signal Technology, Inc.	250,257
15,771	Comtech Telecommunications Corp.	486,062
9,357	CPI International, Inc.*	132,121
25,459	DigitalGlobe, Inc.*	831,236
8,516	EMS Technologies, Inc.*	151,926
12,301	GeoEye, Inc.*	544,565
71,833	Harris Corp.	3,246,133
22,593	ViaSat, Inc.*	930,154
		6,572,454
	Total Common Stocks (Cost $137,496,814)	110,057,907
	Money Market Fund—0.0%
26,057	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,057)	26,057
	Total Investments (Cost $137,522,871)—100.1%	110,083,964
	Liabilities in excess of other assets—(0.1%)	(74,668)
	Net Assets—100.0%	$110,009,296

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares CleantechTM Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Electrical Components & Equipment	16.1
Miscellaneous Manufacturing	14.9
Electronics	9.5
Environmental Control	8.9
Semiconductors	8.7
Energy-Alternate Sources	6.1
Engineering & Construction	4.9
Telecommunications	4.8
Software	4.6
Machinery-Diversified	4.3
Auto Parts & Equipment	4.0
Biotechnology	3.2
Electric	3.0
Hand/Machine Tools	2.6
Building Materials	1.5
Chemicals	0.9
Computers	0.8
Healthcare-Services	0.8
Mining	0.4
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares CleantechTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Parts & Equipment—4.0%
26,615	Fuel Systems Solutions, Inc.*	$1,090,683
127,619	Johnson Controls, Inc.	4,481,979
26,516	Westport Innovations, Inc. (Canada)*	483,104
		6,055,766
	Biotechnology—3.2%
56,075	Martek Biosciences Corp.*	1,230,846
26,614	Novozymes A/S, Class B (Denmark)	3,542,084
		4,772,930
	Building Materials—1.5%
189,808	Kingspan Group PLC (Ireland)	1,584,732
27,728	WaterFurnace Renewable Energy, Inc. (Canada)	721,811
		2,306,543
	Chemicals—0.9%
1,001	Gurit Holding AG (Switzerland)	547,064
77,967	Zoltek Cos., Inc.*	748,483
		1,295,547
	Computers—0.8%
47,192	Telvent GIT SA (Spain)*	1,197,261

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electric—3.0%
16,804,600	Energy Development Corp. (Philippines)	$2,343,738
23,200	EnerNOC, Inc.*	697,624
50,726	Ormat Technologies, Inc.	1,446,198
		4,487,560
	Electrical Components & Equipment—16.1%
80,892	Advanced Energy Industries, Inc.*	1,161,609
58,415	American Superconductor Corp.*	1,965,665
1,163,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	2,376,511
71,238	EnerSys*	1,877,834
261,039	Gamesa Corp. Tecnologica SA (Spain)*	1,814,091
32,513	Saft Groupe SA (France)	1,240,461
31,019	Schneider Electric SA (France)	4,397,559
28,836	SMA Solar Technology AG (Germany)	3,398,714
108,807	SunPower Corp., Class A*	1,484,127
193,774	Suntech Power Holdings Co. Ltd. ADR (China)*	1,645,141
92,116	Vestas Wind Systems A/S (Denmark)*	2,936,173
		24,297,885

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—9.5%
25,667	Badger Meter, Inc.	$1,065,950
20,829	Dionex Corp.*	1,858,572
60,700	Horiba Ltd. (Japan)	1,488,299
41,584	Itron, Inc.*	2,527,060
31,965	Roth & Rau AG (Germany)*	751,280
97,261	Trimble Navigation Ltd.*	3,485,834
22,127	Vaisala Oyj, Class A (Finland)	679,671
79,896	Woodward Governor Co.	2,503,941
		14,360,607
	Energy - Alternate Sources—6.1%
2,547,000	China Longyuan Power Group Corp., H-Shares (China)*	2,651,380
22,706	First Solar, Inc.*	3,126,162
1,003,625	Iberdrola Renovables SA (Spain)	3,388,306
		9,165,848
	Engineering & Construction—4.9%
181,728	ABB Ltd. (Switzerland)*	3,765,751
76,771	Arcadis NV (Netherlands)	1,709,399
40,712	Grontmij NV CVA (Netherlands)	865,760
52,958	Insituform Technologies, Inc., Class A*	1,143,893
		7,484,803
	Environmental Control—8.9%
47,174	Asahi Holdings, Inc. (Japan)	1,037,770
30,454	BWT AG (Austria)	849,100
100,670	Energy Recovery, Inc.*	358,385
738,000	Hyflux Ltd. (Singapore)	1,796,176
111,500	Kurita Water Industries Ltd. (Japan)	2,895,816
119,664	Nalco Holding Co.	3,372,132
86,619	Tetra Tech, Inc.*	1,824,196
211,056	Tomra Systems ASA (Norway)	1,279,431
		13,413,006
	Hand/Machine Tools—2.6%
50,825	Baldor Electric Co.	2,135,667
58,207	Meyer Burger Technology AG (Switzerland)*	1,852,444
		3,988,111
	Healthcare - Services—0.8%
20,731	Eurofins Scientific (France)	1,282,224
	Machinery - Diversified—4.3%
104,236	GLV, Inc., Class A (Canada)*	724,202
38,157	Kadant, Inc.*	750,167
23,515	Lindsay Corp.	1,355,640
52,012	Roper Industries, Inc.	3,611,193
		6,441,202
	Mining—0.4%
98,174	5N Plus, Inc. (Canada)*	651,213

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Miscellaneous Manufacturing—14.9%
54,177	CLARCOR, Inc.	$2,148,660
65,479	Donaldson Co., Inc.	3,190,137
37,691	ESCO Technologies, Inc.	1,292,047
113,046	Hexcel Corp.*	2,008,827
80,926	Pall Corp.	3,453,112
50,691	Polypore International, Inc.*	1,686,490
36,562	Siemens AG (Germany)	4,171,104
49,312	SPX Corp.	3,306,863
49,555	STR Holdings, Inc.*	1,231,442
		22,488,682
	Semiconductors—8.7%
90,128	Aixtron AG (Germany)	2,937,557
23,904	Centrotherm Photovoltaics AG (Germany)*	983,436
64,760	Cree, Inc.*	3,321,540
178,744	GT Solar International, Inc.*	1,471,063
205,526	MEMC Electronic Materials, Inc.*	2,634,843
38,724	Power Integrations, Inc.	1,322,812
24,368	Rubicon Technology, Inc.*	563,388
		13,234,639
	Software—4.6%
70,731	ANSYS, Inc.*	3,200,578
105,645	Autodesk, Inc.*	3,822,236
		7,022,814
	Telecommunications—4.8%
215,358	Corning, Inc.	3,936,744
86,287	Polycom, Inc.*	2,914,775
30,712	RuggedCom, Inc. (Canada)*	450,902
		7,302,421
	Total Common Stocks and Other Equity Interests (Cost $145,287,704)	151,249,062
	Money Market Fund—0.0%
59,260	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,260)	59,260
	Total Investments (Cost $145,346,964)—100.0%	151,308,322
	Liabilities in excess of other assets—(0.0%)	(47,533)
	Net Assets—100.0%	$151,260,789

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares DWA Technical LeadersTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Consumer Discretionary	25.2
Industrials	22.0
Financials	12.3
Information Technology	11.8
Health Care	10.4
Materials	6.2
Utilities	4.4
Telecommunication Services	3.4
Consumer Staples	3.2
Energy	1.1
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—25.2%
61,847	AutoNation, Inc.*	$1,436,087
35,704	Big Lots, Inc.*	1,120,034
8,504	Chipotle Mexican Grill, Inc.*	1,787,626
32,323	Discovery Communications, Inc., Class A*	1,441,929
28,914	Dollar Tree, Inc.*	1,483,577
26,976	Hasbro, Inc.	1,247,640
31,341	John Wiley & Sons, Inc., Class A	1,352,678
133,709	Las Vegas Sands Corp.*	6,134,569
101,641	Liberty Media Corp. - Capital, Series A*	5,848,423
20,186	McDonald's Corp.	1,569,865
28,264	Netflix, Inc.*	4,903,804
29,978	NIKE, Inc., Class B	2,441,408
90,954	O'Reilly Automotive, Inc.*	5,320,809
13,460	Panera Bread Co., Class A*	1,204,805
32,400	Polo Ralph Lauren Corp.	3,138,912
19,422	Priceline.com, Inc.*	7,318,404
39,050	Royal Caribbean Cruises Ltd.*	1,544,037
20,900	Stanley Black & Decker, Inc.	1,295,173
118,619	TRW Automotive Holdings Corp.*	5,419,702
71,534	Virgin Media, Inc.	1,819,110
79,793	Wyndham Worldwide Corp.	2,294,049
14,398	Wynn Resorts Ltd.	1,543,034
75,775	Yum! Brands, Inc.	3,755,409
		65,421,084
	Consumer Staples—3.2%
102,251	Altria Group, Inc.	2,599,221
80,976	Green Mountain Coffee Roasters, Inc.*	2,671,398

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
31,014	Hormel Foods Corp.	$1,424,163
24,736	J.M. Smucker Co. (The)	1,590,030
		8,284,812
	Energy—1.1%
19,108	Cimarex Energy Co.	1,466,539
19,024	Pioneer Natural Resources Co.	1,327,875
		2,794,414
	Financials—12.3%
27,123	ACE Ltd.	1,611,649
36,747	Arch Capital Group Ltd.*	3,174,573
61,026	Assured Guaranty Ltd. (Bermuda)	1,162,545
37,440	Bank of Hawaii Corp.	1,617,034
236,387	CapitalSource, Inc.	1,444,325
96,004	CB Richard Ellis Group, Inc., Class A*	1,761,673
28,753	Digital Realty Trust, Inc. REIT	1,717,417
219,291	Fifth Third Bancorp	2,754,295
46,350	Macerich Co. (The) REIT	2,067,674
67,851	Protective Life Corp.	1,626,388
24,022	SL Green Realty Corp. REIT	1,578,726
152,162	Ventas, Inc. REIT	8,149,797
4,179	White Mountains Insurance Group Ltd.	1,333,937
93,050	XL Group PLC (Ireland)	1,968,007
		31,968,040
	Health Care—10.4%
81,487	Dendreon Corp.*	2,974,275
58,939	Edwards Lifesciences Corp.*	3,766,791
64,072	Henry Schein, Inc.*	3,597,643

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
272,054	Human Genome Sciences, Inc.*	$7,312,812
27,550	Perrigo Co.	1,814,994
83,279	SXC Health Solutions Corp. (Canada)*	3,244,550
107,034	Valeant Pharmaceuticals International, Inc. (Canada)	2,955,209
16,561	Waters Corp.*	1,227,667
		26,893,941
	Industrials—22.0%
77,000	AMETEK, Inc.	4,161,850
40,316	BE Aerospace, Inc.*	1,482,016
77,784	C.H. Robinson Worldwide, Inc.	5,482,216
45,454	CSX Corp.	2,793,148
45,412	Danaher Corp.	1,969,064
28,306	Deere & Co.	2,173,901
44,005	Donaldson Co., Inc.	2,143,924
36,950	Gardner Denver, Inc.	2,136,449
19,514	Goodrich Corp.	1,601,514
39,113	IDEX Corp.	1,411,197
152,866	J.B. Hunt Transport Services, Inc.	5,497,062
49,367	Kirby Corp.*	2,122,287
34,913	Norfolk Southern Corp.	2,146,801
31,546	Precision Castparts Corp.	4,308,553
56,147	Republic Services, Inc.	1,673,742
41,842	Roper Industries, Inc.	2,905,090
27,795	Ryder System, Inc.	1,216,031
23,819	Union Pacific Corp.	2,088,450
81,627	United Continental Holdings, Inc.*	2,370,448
17,477	United Technologies Corp.	1,306,755
16,477	W.W. Grainger, Inc.	2,043,642
96,984	Waste Connections, Inc.	3,951,128
		56,985,268
	Information Technology—11.8%
24,085	Akamai Technologies, Inc.*	1,244,472
70,659	ANSYS, Inc.*	3,197,320
30,417	Apple, Inc.*	9,151,563
21,964	F5 Networks, Inc.*	2,585,163
25,590	FactSet Research Systems, Inc.	2,246,290
40,904	Gartner, Inc.*	1,296,248
108,015	JDS Uniphase Corp.*	1,135,238
23,532	NetApp, Inc.*	1,253,079
30,279	Rovi Corp.*	1,533,631
35,158	Salesforce.com, Inc.*	4,080,789
67,904	Skyworks Solutions, Inc.*	1,555,680
15,826	VMware, Inc., Class A*	1,210,056
		30,489,529
	Materials—6.2%
27,732	Domtar Corp.	2,200,812
34,913	FMC Corp.	2,552,140
15,378	Freeport-McMoRan Copper & Gold, Inc.	1,455,989

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,510	Lubrizol Corp. (The)	$2,307,050
24,267	Sherwin-Williams Co. (The)	1,770,763
39,603	Sigma-Aldrich Corp.	2,511,622
41,905	Valspar Corp. (The)	1,345,150
21,474	Walter Energy, Inc.	1,888,853
		16,032,379
	Telecommunication Services—3.4%
171,869	American Tower Corp., Class A*	8,870,159
	Utilities—4.4%
70,492	CMS Energy Corp.	1,295,643
57,689	Energen Corp.	2,575,237
36,866	ONEOK, Inc.	1,836,664
48,065	PG&E Corp.	2,298,468
69,371	UGI Corp.	2,087,374
24,204	Wisconsin Energy Corp.	1,441,106
		11,534,492
	Total Common Stocks and Other Equity Interests (Cost $222,857,413)	259,274,118
	Money Market Fund—0.0%
94,749	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $94,749)	94,749
	Total Investments (Cost $222,952,162)—100.0%	259,368,867
	Liabilities in excess of other assets—(0.0%)	(74,113)
	Net Assets—100.0%	$259,294,754

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Listed Private Equity Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Investment Companies	43.8
Private Equity	22.6
Holding Companies - Diversified	19.7
Diversified Financial Services	8.1
Food	2.7
Electric	1.2
Water	1.0
Media	0.8
Money Market Fund	0.1
Other	0.0

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Diversified Financial Services—8.1%
653,886	Brait SA (South Africa)	$2,274,533
723,898	GP Investments Ltd. (Bermuda)*	3,071,975
1,389,770	Intermediate Capital Group PLC (United Kingdom)	7,172,502
54,935	Partners Group Holding AG (Switzerland)	10,054,194
		22,573,204
	Electric—1.2%
161,191	Otter Tail Corp.	3,307,639
	Food—2.7%
406,105	Hakon Invest AB (Sweden)	7,413,792
	Holding Companies - Diversified—19.7%
90,730	Ackermans & van Haaren NV (Belgium)	7,808,463
163,158	Compass Diversified Holdings	2,778,581
110,539	Hal Trust (Netherlands)	13,458,706
340,508	Latour Investment AB, Class B (Sweden)	5,195,455
556,413	Leucadia National Corp.*	14,144,018
89,220	Schouw & Co. (Denmark)	1,904,225
118,845	Wendel (France)	9,197,374
		54,486,822
	Investment Companies—43.8%
1,129,072	American Capital Ltd.*	7,880,922
361,322	AP Alternative Assets LP (United Kingdom)	2,717,141
637,994	Apollo Investment Corp.	7,011,554
545,835	Ares Capital Corp.	9,137,278
282,341	BlackRock Kelso Capital Corp.	3,309,036
113,106	Candover Investments PLC (United Kingdom)*	1,311,046

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,448	Capital Southwest Corp.	$2,072,520
1,204,000	China Merchants China Direct Investments Ltd. (Hong Kong)	2,780,027
1,158,990	DeA Capital SpA (Italy)*	2,111,865
123,160	Electra Private Equity PLC (United Kingdom)*	3,075,707
137,001	Eurazeo (France)	10,396,809
235,163	Fifth Street Finance Corp.	2,774,923
115,306	Gladstone Capital Corp.	1,322,560
431,498	Graphite Enterprise Trust PLC (United Kingdom)	2,069,637
294,758	Harris & Harris Group, Inc.*	1,229,141
201,237	Hercules Technology Growth Capital, Inc.	2,048,593
145,175	HgCapital Trust PLC (United Kingdom)	2,184,116
373,660	Hosken Consolidated Investments Ltd. (South Africa)	4,457,892
83,444	Kayne Anderson Energy Development Co.*	1,391,846
537,030	KKR Financial Holdings LLC	4,720,494
1,787,872	LMS Capital PLC (United Kingdom)*	1,457,810
1,571,300	Macquarie Korea Infrastructure Fund (South Korea)	6,968,040
82,547	Main Street Capital Corp.	1,385,964
326,727	MCG Capital Corp.	2,068,182
150,156	MVC Capital, Inc.	2,004,583
145,929	NGP Capital Resources Co.	1,462,209
79,648	Paris Orleans et Cie SA (France)	2,158,704
185,693	PennantPark Investment Corp.	2,064,906
337,466	Prospect Capital Corp.	3,337,539
385,423	Ratos AB, Class B (Sweden)	13,693,045
316,669	RHJ International (Belgium)*	2,464,775
121,283	Solar Capital Ltd.	2,707,036

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Listed Private Equity Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,205,566	SVG Capital PLC (United Kingdom)*	$3,893,468
125,686	TICC Capital Corp.	1,299,593
		120,968,961
	Media—0.8%
1,006,783	Southern Cross Media Group Ltd. (Australia)	2,210,541
	Private Equity—22.6%
2,475,161	3i Group PLC (United Kingdom)	11,856,035
170,947	Altamir Amboise (France)*	1,337,684
849,982	Blackstone Group LP (The)	11,457,757
79,521	Deutsche Beteiligungs AG (Germany)	2,297,841
112,963	Dinamia SA (Spain)	1,372,244
1,294,937	Fortress Investment Group LLC, Class A*	5,697,723
76,416	Gimv NV (Belgium)	4,219,748
269,360	Jafco Co. Ltd. (Japan)	5,624,625
11,531,000	K1 Ventures Ltd. (Singapore)	1,336,411
653,026	KKR & Co. LP	8,280,370
304,195	Onex Corp. (Canada)	8,929,152
		62,409,590
	Water—1.0%
88,150	Pico Holdings, Inc.*	2,709,731
	Total Common Stocks and Other Equity Interests (Cost $228,793,448)	276,080,280
	Money Market Fund—0.1%
132,869	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $132,869)	132,869
	Total Investments (Cost $228,926,317)—100.0%	276,213,149
	Other assets less liabilities—0.0%	12,544
	Net Assets—100.0%	$276,225,693

Notes to Schedule of Investments:

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	12.9%

See Notes to Financial Statements.

Portfolio Composition

PowerShares Golden Dragon Halter USX China Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	23.7
Energy	20.5
Telecommunication Services	13.1
Consumer Discretionary	10.8
Industrials	9.4
Materials	7.6
Financials	6.4
Health Care	3.5
Utilities	3.1
Consumer Staples	1.9
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Bermuda—0.5%
72,456	China Yuchai International Ltd.	$1,856,323
86,804	Global Sources Ltd.*	663,182
		2,519,505
	British Virgin Islands—1.4%
89,900	Camelot Information Systems, Inc. ADR*	1,441,097
88,064	China Gerui Advanced Materials Group Ltd.*	550,400
47,996	Duoyuan Global Water, Inc. ADR*	600,430
105,699	Hollysys Automation Technologies Ltd.*	1,336,036
44,741	Origin Agritech Ltd.*	389,694
167,229	Renesola Ltd. ADR*	2,001,731
		6,319,388
	Canada—0.6%
319,660	Silvercorp Metals, Inc.	2,988,821
	Cayman Islands—11.6%
41,813	3SBio, Inc. ADR*	629,286
97,748	7 Days Group Holdings Ltd. ADR*	1,961,802
167,192	Actions Semiconductor Co. Ltd. ADR*	349,431
34,165	AutoChina International Ltd.*	819,960
68,513	CDC Corp., Class A*	312,419
50,128	Changyou.com Ltd. ADR*	1,702,848
37,972	Charm Communications, Inc. ADR*	369,847
128,995	China Cord Blood Corp.*	715,922
112,846	China Digital TV Holding Co. Ltd. ADR*	742,527
67,058	China Distance Education Holdings Ltd. ADR*	331,937

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
99,341	China Hydroelectric Corp. ADR*	$738,104
116,740	China Lodging Group Ltd. ADR*	2,837,949
51,231	China Mass Media Corp. ADR*	123,979
62,707	China Medical Technologies, Inc. ADR*	757,501
202,470	China Nepstar Chain Drugstore Ltd. ADR	979,955
49,871	China New Borun Corp. ADR*	729,613
35,188	China Nuokang Bio-Pharmaceutical, Inc. ADR*	163,624
271,632	China Real Estate Information Corp. ADR*	2,691,873
84,750	China Techfaith Wireless Communication Technology Ltd. ADR*	326,287
97,254	CNinsure, Inc. ADR	2,499,428
95,570	Concord Medical Services Holdings Ltd. ADR*	675,680
155,439	E-House China Holdings Ltd. ADR	2,597,386
100,991	Funtalk China Holdings Ltd.*	666,541
42,007	JinkoSolar Holding Co. Ltd. ADR*	1,266,511
42,777	Ku6 Media Co. Ltd. ADR*	236,557
109,014	Longtop Financial Technologies Ltd. ADR*	3,961,569
73,053	New Oriental Education & Technology Group, Inc. ADR*	7,843,701
74,690	Noah Education Holdings Ltd. ADR*	147,139
19,654	Perfect World Co. Ltd. ADR*	636,790
999,796	Semiconductor Manufacturing International Corp. ADR*	4,119,159
277,075	Shanda Games Ltd. ADR*	1,856,402
86,029	Spreadtrum Communications, Inc. ADR*	1,225,913
153,082	Trina Solar Ltd. ADR*	4,096,474
15,159	Tri-Tech Holding, Inc.*	197,522

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
77,195	Vanceinfo Technologies, Inc. ADR*	$2,807,582
135,145	WuXi PharmaTech Cayman, Inc. ADR*	2,227,190
		54,346,408
	China—63.1%
54,579	51job, Inc. ADR*	2,460,421
57,583	Acorn International, Inc. ADR	287,915
97,897	AgFeed Industries, Inc.*	282,922
124,536	Agria Corp. ADR*	239,109
127,513	Airmedia Group, Inc. ADR*	881,115
872,394	Aluminum Corp. of China Ltd. ADR*	20,911,284
152,763	American Oriental Bioengineering, Inc.*	415,515
43,543	ATA, Inc. ADR*	139,773
246,767	Baidu, Inc. ADR*	27,146,838
81,939	BMP Sunstone Corp.*	806,280
83,043	Canadian Solar, Inc.*	1,160,111
437,631	China Eastern Airlines Corp. Ltd. ADR*	14,012,945
42,773	China Finance Online Co. Ltd. ADR*	354,160
328,698	China Life Insurance Co. Ltd. ADR	21,618,468
227,739	China Petroleum and Chemical Corp. ADR	21,705,804
168,478	China Security & Surveillance Technology, Inc.*	909,781
310,551	China Southern Airlines Co. Ltd. ADR*	10,698,482
86,600	China Sunergy Co. Ltd. ADR*	390,566
353,251	China Telecom Corp. Ltd. ADR	18,418,507
31,683	ChinaEdu Corp. ADR*	223,365
286,872	Ctrip.com International Ltd. ADR*	14,937,425
23,024	eLong, Inc. ADR*	410,978
276,043	Focus Media Holding Ltd. ADR*	6,832,064
105,987	General Steel Holdings, Inc.*	314,781
438,668	Giant Interactive Group, Inc. ADR	3,114,543
274,773	Guangshen Railway Co. Ltd. ADR	5,588,883
165,552	Gushan Environmental Energy Ltd. ADR*	163,897
77,818	Home Inns & Hotels Management, Inc. ADR*	3,981,169
585,283	Huaneng Power International, Inc. ADR	13,397,128
327,453	JA Solar Holdings Co. Ltd. ADR*	2,734,233
31,931	Jinpan International Ltd.	431,069
66,251	KongZhong Corp. ADR*	490,257
254,648	LDK Solar Co. Ltd. ADR*	2,895,348
82,500	Linktone Ltd. ADR*	113,850
221,313	Mindray Medical International Ltd. ADR	6,413,651
251,289	NetEase.com, Inc. ADR*	10,503,880
67,803	Ninetowns Internet Technology Group Co. Ltd. ADR*	98,314
205,952	PetroChina Co. Ltd. ADR	25,321,798
103,057	Qiao Xing Mobile Communication Co. Ltd.*	382,342
172,284	Qiao Xing Universal Resources, Inc.*	304,943
129,499	Shanda Interactive Entertainment Ltd. ADR*	5,233,055

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
117,256	Simcere Pharmaceutical Group ADR*	$1,072,892
118,138	SINA Corp.*	6,651,169
139,643	Sinopec Shanghai Petrochemical Co. Ltd. ADR	6,285,331
105,155	Sinovac Biotech Ltd.*	424,826
113,029	Solarfun Power Holdings Co. Ltd. ADR*	1,154,026
348,972	Suntech Power Holdings Co. Ltd. ADR*	2,962,772
49,107	The9 Ltd. ADR*	273,526
65,395	Tongjitang Chinese Medicines Co. ADR*	259,618
71,796	Vimicro International Corp. ADR*	272,107
139,418	VisionChina Media, Inc. ADR*	581,373
200,039	WSP Holdings Ltd. ADR*	276,054
147,451	Xinyuan Real Estate Co. Ltd. ADR*	461,522
846,659	Yanzhou Coal Mining Co. Ltd. ADR	24,451,512
287,670	Yingli Green Energy Holding Co. Ltd. ADR*	3,354,232
34,175	Yucheng Technologies Ltd.*	115,170
		295,323,099
	Hong Kong—14.0%
451,622	China Mobile Ltd. ADR	23,199,822
41,393	China Natural Resources, Inc.*	503,753
1,385,068	China Unicom Ltd. ADR	19,390,952
104,168	CNOOC Ltd. ADR	21,762,779
87,104	Nam Tai Electronics, Inc.*	419,841
		65,277,147
	United States—8.8%
133,744	Advanced Battery Technologies, Inc.*	528,289
43,060	American Dairy, Inc.*	437,920
51,980	American Lorain Corp.*	158,539
86,395	Aoxing Pharmaceutical Co., Inc.*	218,579
88,710	A-Power Energy Generation Systems Ltd.*	633,389
143,748	AsiaInfo-Linkage, Inc.*	3,194,081
52,231	Biostar Pharmaceuticals, Inc.*	148,858
30,954	China Advanced Construction Materials Group, Inc.*	148,270
40,143	China Agritech, Inc.*	515,838
35,190	China Auto Logistics, Inc.*	111,904
52,701	China Automotive Systems, Inc.*	823,190
123,671	China BAK Battery, Inc.*	236,212
45,444	China Biologic Products, Inc.*	444,897
61,534	China Education Alliance, Inc.*	305,209
40,461	China Electric Motor, Inc.*	198,664
53,330	China Fire & Security Group, Inc.*	423,440
52,513	China Green Agriculture, Inc.*	385,971
64,321	China Housing & Land Development, Inc.*	153,727
100,715	China Information Technology, Inc.*	641,555
155,521	China Infrastructure Investment Corp.*	89,736
65,769	China Integrated Energy, Inc.*	545,225
26,324	China Jo-Jo Drugstores, Inc.*	130,304
55,065	China Marine Food Group Ltd.*	320,478

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
64,340	China MediaExpress Holdings, Inc.*	$994,696
41,004	China Natural Gas, Inc.*	252,995
57,043	China North East Petroleum Holdings Ltd.*	382,188
71,382	China Nutrifruit Group Ltd.*	221,284
84,364	China Pharma Holdings, Inc.*	262,372
90,524	China Precision Steel, Inc.*	144,838
75,385	China Recycling Energy Corp.*	237,463
42,491	China Ritar Power Corp.*	160,191
32,831	China Sky One Medical, Inc.*	299,090
49,371	China TransInfo Technology Corp.*	286,845
71,236	China Valves Technology, Inc.*	621,178
34,702	China Wind Systems, Inc.*	157,200
85,917	China XD Plastics Co. Ltd.*	463,093
37,785	China Yida Holding Co.*	401,655
43,486	China-Biotics, Inc.*	545,314
96,790	ChinaCast Education Corp.*	740,443
32,915	ChinaNet Online Holdings, Inc.*	133,635
26,756	Chindex International, Inc.*	362,276
78,832	Cogo Group, Inc.*	599,912
64,909	Deer Consumer Products, Inc.*	743,208
59,415	Duoyuan Printing, Inc.*	146,755
53,709	Fuqi International, Inc.*	397,984
73,328	Fushi Copperweld, Inc.*	681,950
39,009	Guanwei Recycling Corp.*	150,185
67,347	Gulf Resources, Inc.*	565,715
60,040	Harbin Electric, Inc.*	1,294,462
26,250	Highpower International, Inc.*	108,412
23,479	Jiangbo Pharmaceuticals, Inc.*	157,309
33,056	Jingwei International Ltd.*	160,322
41,929	Kandi Technolgies Corp.*	235,641
79,422	Kingold Jewelry, Inc.*	627,434
58,343	L&L Energy, Inc.*	476,662
56,656	Lihua International, Inc.*	604,520
170,061	Longwei Petroleum Investment Holding Ltd.*	472,770
23,134	New Energy Systems Group*	145,744
93,258	NIVS IntelliMedia Technology Group, Inc.*	265,785
35,441	Orient Paper, Inc.*	193,153
39,435	Puda Coal, Inc.*	347,422
57,947	QKL Stores, Inc.*	314,652
55,283	RINO International Corp.*	1,013,890
104,755	Shengda Tech, Inc.*	663,099
44,821	Shengkai Innovations, Inc.*	281,028
32,576	Sino Clean Energy, Inc.*	231,290
55,521	Sinohub, Inc.*	124,922
50,011	Skypeople Fruit Juice, Inc.*	289,064
63,983	SmartHeat, Inc.*	415,250
73,345	Sohu.com, Inc.*	5,464,202
37,756	SORL Auto Parts, Inc.*	351,131
14,522	Subaye, Inc.*	141,299
79,113	Sutor Technology Group Ltd.*	166,137
112,068	Synutra International, Inc.*	1,241,713

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,408	Telestone Technologies Corp.*	$239,182
52,188	Tianyin Pharmaceutical Co., Inc.	173,264
138,526	Tiens Biotech Group USA, Inc.*	205,018
38,684	Universal Travel Group*	216,630
256,437	UTStarcom, Inc.*	518,003
46,560	Winner Medical Group, Inc.*	271,445
65,826	Wonder Auto Technology, Inc.*	634,563
93,695	Yongye International, Inc.*	748,623
30,738	Yuhe International, Inc.*	246,519
67,113	Zhongpin, Inc.*	1,357,025
22,651	ZST Digital Networks, Inc.*	169,429
		41,313,754
	Total Common Stocks and Other Equity Interests (Cost $427,844,400)	468,088,122
	Money Market Fund—0.1%
582,572	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $582,572)	582,572
	Total Investments (Cost $428,426,972)—100.1%	468,670,694
	Liabilities in excess of other assets—(0.1%)	(558,418)
	Net Assets—100.0%	$468,112,276

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Lux Nanotech Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Chemicals	17.0
Electrical Components & Equipment	11.4
Pharmaceuticals	11.4
Semiconductors	8.7
Biotechnology	7.8
Computers	7.8
Electronics	7.7
Miscellaneous Manufacturing	7.3
Software	7.2
Energy - Alternate Sources	4.8
Investment Companies	4.8
Auto Manufacturers	3.6
Money Market Fund	0.1
Other	0.4

Schedule of Investments

PowerShares Lux Nanotech Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Auto Manufacturers—3.6%
23,082	Toyota Motor Corp. ADR (Japan)	$1,634,667
	Biotechnology—7.8%
767,467	Nanosphere, Inc.*	3,484,300
	Chemicals—17.0%
19,928	Air Products & Chemicals, Inc.	1,693,282
36,891	E.I. du Pont de Nemours & Co.	1,744,206
662,063	Shengda Tech, Inc.*	4,190,859
		7,628,347
	Computers—7.8%
40,503	Hewlett-Packard Co.	1,703,556
12,411	International Business Machines Corp.	1,782,220
		3,485,776
	Electrical Components & Equipment—11.4%
225,051	A123 Systems, Inc.*	2,187,496
805,540	Ener1, Inc.*	2,916,055
		5,103,551
	Electronics—7.7%
158,297	FEI Co.*	3,444,543
	Energy - Alternate Sources—4.8%
631,912	Headwaters, Inc.*	2,148,501
	Investment Companies—4.8%
523,235	Harris & Harris Group, Inc.*	2,181,890

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Miscellaneous Manufacturing—7.3%
19,389	3M Co.	$1,632,941
101,714	General Electric Co.	1,629,458
		3,262,399
	Pharmaceuticals—11.4%
594,454	Elan Corp. PLC ADR (Ireland)*	3,239,774
278,665	Flamel Technologies SA ADR (France)*	1,894,922
		5,134,696
	Semiconductors—8.7%
86,904	Intel Corp.	1,744,163
52,089	Veeco Instruments, Inc.*	2,179,925
		3,924,088
	Software—7.2%
445,841	Accelrys, Inc.*	3,232,347
	Total Common Stocks and Other Equity Interests (Cost $45,596,927)	44,665,105

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Lux Nanotech Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
49,397	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $49,397)	$49,397
	Total Investments (Cost $45,646,324)—99.6%	44,714,502
	Other assets less liabilities—0.4%	168,846
	Net Assets—100.0%	$44,883,348

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Morningstar StockInvestor Core Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Commercial Services	16.0
Retail	12.7
Insurance	7.5
Mining	6.3
Real Estate	5.1
Beverages	4.9
Pipelines	4.6
Diversified Financial Services	4.4
Pharmaceuticals	4.2
Software	4.1
Electric	3.3
Internet	3.1
Entertainment	3.0
Oil & Gas	3.0
Healthcare - Products	2.9
Aerospace/Defense	2.3
Food	2.2
Banks	1.8
Textiles	1.7
Cosmetics/Personal Care	1.5
Biotechnology	1.3
Miscellaneous Manufacturing	1.3
Building Materials	1.1
Computers	0.9
Distribution/Wholesale	0.8
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace/Defense—2.3%
5,885	General Dynamics Corp.	$400,886
	Banks—1.8%
8,025	JPMorgan Chase & Co.	301,981
	Beverages—4.9%
2,675	Coca-Cola Co. (The)	164,031
3,210	Diageo PLC ADR (United Kingdom)	237,540
3,745	Molson Coors Brewing Co., Class B	176,876
4,013	PepsiCo, Inc.	262,049
		840,496
	Biotechnology—1.3%
4,013	Amgen, Inc.*	229,503
	Building Materials—1.1%
21,989	Cemex SAB de CV ADR (Mexico)*	192,844
	Commercial Services—16.0%
10,433	Apollo Group, Inc., Class A*	391,029
9,363	Automatic Data Processing, Inc.	415,904
16,050	CoreLogic, Inc.	281,998
4,280	Corporate Executive Board Co. (The)	133,707
2,675	MasterCard, Inc., Class A	642,161
18,725	Paychex, Inc.	518,683
19,528	Western Union Co. (The)	343,693
		2,727,175

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Computers—0.9%
10,700	Dell, Inc.*	$153,866
	Cosmetics/Personal Care—1.5%
4,013	Procter & Gamble Co. (The)	255,106
	Distribution/Wholesale—0.8%
2,675	Fastenal Co.	137,709
	Diversified Financial Services—4.4%
6,688	American Express Co.	277,284
26,750	Discover Financial Services	472,138
		749,422
	Electric—3.3%
13,910	Exelon Corp.	567,806
	Entertainment—3.0%
10,700	International Game Technology	166,813
14,980	International Speedway Corp., Class A	342,143
		508,956
	Food—2.2%
12,573	Sysco Corp.	370,401
	Healthcare - Products—2.9%
8,560	Boston Scientific Corp.*	54,613
6,955	Johnson & Johnson	442,825
		497,438

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Morningstar StockInvestor Core Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Insurance—7.5%
13,375	Berkshire Hathaway, Inc., Class B*	$1,064,115
16,050	First American Financial Corp.	225,342
		1,289,457
	Internet—3.1%
17,655	eBay, Inc.*	526,296
	Mining—6.3%
10,700	Compass Minerals International, Inc.	843,909
6,420	Vulcan Materials Co.	234,394
		1,078,303
	Miscellaneous Manufacturing—1.3%
2,675	3M Co.	225,289
	Oil & Gas—3.0%
7,811	Exxon Mobil Corp.	519,197
	Pharmaceuticals—4.2%
9,898	Novartis AG ADR (Switzerland)	573,589
8,025	Pfizer, Inc.	139,635
		713,224
	Pipelines—4.6%
7,841	Kinder Morgan Management LLC*	483,554
8,025	TransCanada Corp. (Canada)	296,524
		780,078
	Real Estate—5.1%
42,800	St. Joe Co. (The)*	864,132
	Retail—12.7%
26,750	CarMax, Inc.*	828,983
8,025	Home Depot, Inc. (The)	247,812
21,400	Lowe's Cos., Inc.	456,462
5,885	Walgreen Co.	199,384
8,025	Wal-Mart Stores, Inc.	434,714
		2,167,355
	Software—4.1%
13,375	Autodesk, Inc.*	483,907
8,025	Microsoft Corp.	213,786
		697,693
	Textiles—1.7%
10,700	Cintas Corp.	293,929
	Total Common Stocks and Other Equity Interests (Cost $15,663,191)	17,088,542

Number of Shares		Value
	Money Market Fund—0.2%
38,040	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,040)	$38,040
	Total Investments (Cost $15,701,231)—100.2%	17,126,582
	Liabilities in excess of other assets—(0.2%)	(41,946)
	Net Assets—100.0%	$17,084,636

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares NASDAQ-100 BuyWrite Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Computers	26.1
Internet	14.2
Software	14.0
Telecommunications	9.5
Biotechnology	8.0
Semiconductors	7.5
Retail	5.2
Media	4.4
Pharmaceuticals	4.2
Healthcare - Products	1.7
Commercial Services	1.6
Transportation	1.4
Auto Manufacturers	1.1
Electronics	0.9
Lodging	0.8
Energy - Alternate Sources	0.5
Toys/Games/Hobbies	0.5
Chemicals	0.4
Distribution/Wholesale	0.4
Machinery - Construction & Mining	0.4
Environmental Control	0.3
Textiles	0.3
Engineering & Construction	0.2
Other	(3.6)

Schedule of Investments

PowerShares NASDAQ-100 BuyWrite Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—103.6%
	Auto Manufacturers—1.1%
1,218	PACCAR, Inc.	$62,435
	Biotechnology—8.0%
1,332	Amgen, Inc.*	76,177
784	Biogen Idec, Inc.*	49,165
1,358	Celgene Corp.*	84,291
952	Genzyme Corp.*	68,668
2,462	Gilead Sciences, Inc.*	97,667
364	Illumina, Inc.*	19,769
553	Life Technologies Corp.*	27,749
632	Vertex Pharmaceuticals, Inc.*	24,225
		447,711
	Chemicals—0.4%
347	Sigma-Aldrich Corp.	22,007
	Commercial Services—1.6%
445	Apollo Group, Inc., Class A*	16,679
1,037	Automatic Data Processing, Inc.	46,063
1,022	Paychex, Inc.	28,309
		91,051
	Computers—26.1%
3,798	Apple, Inc.*	1,142,704
874	Cognizant Technology Solutions Corp., Class A*	56,976
2,133	Dell, Inc.*	30,673
326	Infosys Technologies Ltd. ADR (India)	21,985
512	Logitech International SA (Switzerland)*	9,621
1,113	NetApp, Inc.*	59,267

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,574	Research In Motion Ltd. (Canada)*	$89,639
706	SanDisk Corp.*	26,532
1,402	Seagate Technology PLC (Ireland)*	20,539
		1,457,936
	Distribution/Wholesale—0.4%
420	Fastenal Co.	21,622
	Electronics—0.9%
2,540	Flextronics International Ltd. (Singapore)*	18,186
493	FLIR Systems, Inc.*	13,725
538	Garmin Ltd. (Switzerland)	17,668
		49,579
	Energy - Alternate Sources—0.5%
223	First Solar, Inc.*	30,703
	Engineering & Construction—0.2%
397	Foster Wheeler AG (Switzerland)*	9,298
	Environmental Control—0.3%
267	Stericycle, Inc.*	19,154
	Healthcare - Products—1.7%
409	DENTSPLY International, Inc.	12,838
272	Henry Schein, Inc.*	15,273
812	Hologic, Inc.*	13,008
117	Intuitive Surgical, Inc.*	30,765
354	Patterson Cos., Inc.	9,788
702	QIAGEN NV (Netherlands)*	13,205
		94,877

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Internet—14.2%
886	Amazon.com, Inc.*	$146,314
817	Baidu, Inc. ADR (China)*	89,878
2,917	eBay, Inc.*	86,956
833	Expedia, Inc.	24,115
447	Google, Inc., Class A*	274,006
1,635	Liberty Media Corp. - Interactive, Class A*	24,133
153	Priceline.com, Inc.*	57,652
2,460	Symantec Corp.*	39,803
489	VeriSign, Inc.*	16,993
1,932	Yahoo!, Inc.*	31,897
		791,747
	Lodging—0.8%
401	Wynn Resorts Ltd.	42,975
	Machinery - Construction & Mining—0.4%
302	Joy Global, Inc.	21,427
	Media—4.4%
4,318	Comcast Corp., Class A	88,865
1,881	DIRECTV, Class A*	81,748
644	DISH Network Corp., Class A	12,790
4,248	News Corp., Class A	61,426
		244,829
	Pharmaceuticals—4.2%
218	Cephalon, Inc.*	14,484
1,443	Express Scripts, Inc.*	70,014
937	Mylan, Inc.*	19,040
2,183	Teva Pharmaceutical Industries Ltd. ADR (Israel)	113,298
749	Warner Chilcott PLC, Class A (Ireland)	18,006
		234,842
	Retail—5.2%
1,058	Bed Bath & Beyond, Inc.*	46,446
690	Costco Wholesale Corp.	43,311
412	O'Reilly Automotive, Inc.*	24,102
368	Ross Stores, Inc.	21,709
345	Sears Holdings Corp.*	24,833
1,462	Staples, Inc.	29,927
3,068	Starbucks Corp.	87,377
496	Urban Outfitters, Inc.*	15,262
		292,967
	Semiconductors—7.5%
1,288	Altera Corp.	40,199
2,070	Applied Materials, Inc.	25,585
1,219	Broadcom Corp., Class A	49,662
5,812	Intel Corp.	116,647
606	KLA-Tencor Corp.	21,646
382	Lam Research Corp.*	17,492
894	Linear Technology Corp.	28,814
1,849	Marvell Technology Group Ltd. (Bermuda)*	35,704
875	Maxim Integrated Products, Inc.	18,953

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
461	Microchip Technology, Inc.	$14,835
1,680	NVIDIA Corp.*	20,210
1,024	Xilinx, Inc.	27,453
		417,200
	Software—14.0%
3,259	Activision Blizzard, Inc.	37,381
1,534	Adobe Systems, Inc.*	43,182
706	Autodesk, Inc.*	25,543
619	BMC Software, Inc.*	28,140
1,477	CA, Inc.	34,281
245	Cerner Corp.*	21,519
611	Check Point Software Technologies Ltd. (Israel)*	26,120
662	Citrix Systems, Inc.*	42,414
993	Electronic Arts, Inc.*	15,739
560	Fiserv, Inc.*	30,531
1,180	Intuit, Inc.*	56,640
8,878	Microsoft Corp.	236,510
6,248	Oracle Corp.	183,691
		781,691
	Telecommunications—9.5%
6,082	Cisco Systems, Inc.*	138,852
314	Millicom International Cellular SA (Luxembourg)	29,705
488	NII Holdings, Inc.*	20,403
5,771	QUALCOMM, Inc.	260,445
1,012	Virgin Media, Inc.	25,735
2,109	Vodafone Group PLC ADR (United Kingdom)	58,019
		533,159
	Textiles—0.3%
547	Cintas Corp.	15,026
	Toys/Games/Hobbies—0.5%
1,226	Mattel, Inc.	28,602
	Transportation—1.4%
489	C.H. Robinson Worldwide, Inc.	34,465
621	Expeditors International of Washington, Inc.	30,653
367	J.B. Hunt Transport Services, Inc.	13,197
		78,315
	Total Investments (Cost $3,541,501)—103.6%	5,789,153
	Liabilities in excess of other assets—(3.6%)	(202,824)
	Net Assets—100.0%	$5,586,329

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

(<)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written. See Note 2H.

See Notes to Financial Statements.

Portfolio Composition

PowerShares S&P 500 BuyWrite Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	19.8
Financials	15.7
Health Care	11.7
Consumer Staples	11.4
Energy	11.4
Industrials	10.9
Consumer Discretionary	10.8
Materials	3.7
Utilities	3.6
Telecommunication Services	3.2
Other	(2.2)

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—102.2%
	Consumer Discretionary—10.8%
1,327	Abercrombie & Fitch Co., Class A	$56,875
5,298	Amazon.com, Inc.*	874,912
1,907	Apollo Group, Inc., Class A*	71,474
946	AutoNation, Inc.*	21,966
431	AutoZone, Inc.*	102,419
3,966	Bed Bath & Beyond, Inc.*	174,107
5,201	Best Buy Co., Inc.	223,539
1,136	Big Lots, Inc.*	35,636
3,363	CarMax, Inc.*	104,219
6,533	Carnival Corp.	282,030
10,232	CBS Corp., Class B	173,228
4,470	Coach, Inc.	223,500
42,026	Comcast Corp., Class A	864,895
4,210	D.R. Horton, Inc.	43,952
2,081	Darden Restaurants, Inc.	95,123
946	DeVry, Inc.	45,276
12,979	DIRECTV, Class A*	564,067
4,278	Discovery Communications, Inc., Class A*	190,842
4,038	Eastman Kodak Co.*	19,019
3,122	Expedia, Inc.	90,382
1,994	Family Dollar Stores, Inc.	92,063
51,501	Ford Motor Co.*	727,709
2,290	Fortune Brands, Inc.	123,775
2,260	GameStop Corp., Class A*	44,432
3,586	Gannett Co., Inc.	42,494
6,605	Gap, Inc. (The)	125,561
2,369	Genuine Parts Co.	113,380
3,651	Goodyear Tire & Rubber Co. (The)*	37,313
4,637	H&R Block, Inc.	54,670
3,540	Harley-Davidson, Inc.	108,607

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,045	Harman International Industries, Inc.*	$35,060
2,102	Hasbro, Inc.	97,217
24,936	Home Depot, Inc. (The)	770,024
4,481	International Game Technology	69,859
7,347	Interpublic Group of Cos., Inc. (The)*	76,041
3,554	J.C. Penney Co., Inc.	110,814
10,082	Johnson Controls, Inc.	354,080
4,629	Kohl's Corp.*	237,005
2,201	Leggett & Platt, Inc.	44,856
2,391	Lennar Corp., Class A	34,693
3,978	Limited Brands, Inc.	116,913
21,013	Lowe's Cos., Inc.	448,207
6,353	Macy's, Inc.	150,185
4,308	Marriott International, Inc., Class A	159,611
5,407	Mattel, Inc.	126,145
15,938	McDonald's Corp.	1,239,498
4,646	McGraw-Hill Cos., Inc. (The)	174,922
546	Meredith Corp.	18,537
1,776	New York Times Co. (The), Class A*	13,622
4,750	Newell Rubbermaid, Inc.	83,838
34,148	News Corp., Class A	493,780
5,786	NIKE, Inc., Class B	471,212
2,537	Nordstrom, Inc.	97,700
4,148	Office Depot, Inc.*	18,625
4,530	Omnicom Group, Inc.	199,139
2,086	O'Reilly Automotive, Inc.*	122,031
980	Polo Ralph Lauren Corp.	94,942
727	Priceline.com, Inc.*	273,941
5,062	Pulte Group, Inc.*	39,737
1,885	RadioShack Corp.	37,945
1,811	Ross Stores, Inc.	106,831

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,350	Scripps Networks Interactive, Inc., Class A	$68,702
666	Sears Holdings Corp.*	47,939
2,490	Stanley Black & Decker, Inc.	154,305
10,974	Staples, Inc.	224,638
11,082	Starbucks Corp.	315,615
2,858	Starwood Hotels & Resorts Worldwide, Inc.	154,732
10,803	Target Corp.	561,108
1,898	Tiffany & Co.	100,594
5,320	Time Warner Cable, Inc.	307,868
16,839	Time Warner, Inc.	547,436
6,022	TJX Cos., Inc. (The)	276,350
1,935	Urban Outfitters, Inc.*	59,540
1,299	VF Corp.	108,129
9,107	Viacom, Inc., Class B	351,439
28,640	Walt Disney Co. (The)	1,034,190
83	Washington Post Co. (The), Class B	33,378
1,142	Whirlpool Corp.	86,598
2,685	Wyndham Worldwide Corp.	77,194
1,132	Wynn Resorts Ltd.	121,316
6,993	Yum! Brands, Inc.	346,573
		17,022,119
	Consumer Staples—11.4%
31,206	Altria Group, Inc.	793,257
9,573	Archer-Daniels-Midland Co.	318,972
6,447	Avon Products, Inc.	196,311
1,560	Brown-Forman Corp., Class B	94,864
2,909	Campbell Soup Co.	105,451
2,088	Clorox Co. (The)	138,956
34,582	Coca-Cola Co. (The)	2,120,568
4,986	Coca-Cola Enterprises, Inc.	119,714
7,277	Colgate-Palmolive Co.	561,202
6,608	ConAgra Foods, Inc.	148,614
2,663	Constellation Brands, Inc., Class A*	52,541
6,576	Costco Wholesale Corp.	412,776
20,338	CVS Caremark Corp.	612,581
2,737	Dean Foods Co.*	28,465
3,590	Dr Pepper Snapple Group, Inc.	131,215
1,716	Estee Lauder Cos., Inc. (The), Class A	122,128
9,617	General Mills, Inc.	361,022
4,785	H.J. Heinz Co.	234,991
2,321	Hershey Co. (The)	114,866
1,041	Hormel Foods Corp.	47,803
1,796	J.M. Smucker Co. (The)	115,447
3,918	Kellogg Co.	196,919
6,129	Kimberly-Clark Corp.	388,211
26,116	Kraft Foods, Inc., Class A	842,763
9,651	Kroger Co. (The)	212,322
2,280	Lorillard, Inc.	194,575
2,003	McCormick & Co., Inc.	88,573
3,074	Mead Johnson Nutrition Co.	180,813

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
2,375	Molson Coors Brewing Co., Class B	$112,171
23,823	PepsiCo, Inc.	1,555,642
27,446	Philip Morris International, Inc.	1,605,591
42,504	Procter & Gamble Co. (The)	2,701,979
2,541	Reynolds American, Inc.	164,911
5,736	Safeway, Inc.	131,354
9,954	Sara Lee Corp.	142,641
3,189	SUPERVALU, Inc.	34,409
8,844	Sysco Corp.	260,544
4,482	Tyson Foods, Inc., Class A	69,695
14,573	Walgreen Co.	493,733
29,950	Wal-Mart Stores, Inc.	1,622,391
2,196	Whole Foods Market, Inc.*	87,291
		17,918,272
	Energy—11.4%
7,411	Anadarko Petroleum Corp.	456,295
5,455	Apache Corp.	551,064
6,455	Baker Hughes, Inc.	299,060
1,565	Cabot Oil & Gas Corp.	45,354
3,640	Cameron International Corp.*	159,250
9,835	Chesapeake Energy Corp.	213,420
30,107	Chevron Corp.	2,487,139
22,212	ConocoPhillips	1,319,393
3,394	CONSOL Energy, Inc.	124,764
6,001	Denbury Resources, Inc.*	102,137
6,514	Devon Energy Corp.	423,540
1,045	Diamond Offshore Drilling, Inc.	69,137
10,582	El Paso Corp.	140,317
3,795	EOG Resources, Inc.	363,257
2,241	EQT Corp.	83,903
76,245	Exxon Mobil Corp.	5,068,005
1,804	FMC Technologies, Inc.*	130,068
13,639	Halliburton Co.	434,539
1,590	Helmerich & Payne, Inc.	68,020
4,377	Hess Corp.	275,882
10,627	Marathon Oil Corp.	378,002
1,535	Massey Energy Co.	64,578
2,883	Murphy Oil Corp.	187,856
4,288	Nabors Industries Ltd. (Bermuda)*	89,619
6,275	National Oilwell Varco, Inc.	337,344
2,627	Noble Energy, Inc.	214,048
12,163	Occidental Petroleum Corp.	956,377
4,046	Peabody Energy Corp.	214,033
1,743	Pioneer Natural Resources Co.	121,661
2,632	QEP Resources, Inc.	86,935
2,405	Range Resources Corp.	89,923
1,723	Rowan Cos., Inc.*	56,687
20,460	Schlumberger Ltd.	1,429,949
5,202	Southwestern Energy Co.*	176,088
9,740	Spectra Energy Corp.	231,520

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,812	Sunoco, Inc.	$67,896
2,145	Tesoro Corp.	27,799
8,511	Valero Energy Corp.	152,773
8,788	Williams Cos., Inc. (The)	189,118
		17,886,750
	Financials—15.7%
5,074	ACE Ltd.	301,497
7,050	Aflac, Inc.	394,025
8,087	Allstate Corp. (The)	246,573
15,675	American Express Co.	649,885
2,031	American International Group, Inc.*	85,322
3,773	Ameriprise Financial, Inc.	195,026
4,933	Aon Corp.	196,087
1,759	Apartment Investment & Management Co., Class A REIT	41,002
1,601	Assurant, Inc.	63,304
1,280	AvalonBay Communities, Inc. REIT	136,077
150,248	Bank of America Corp.	1,718,837
18,179	Bank of New York Mellon Corp. (The)	455,566
10,415	BB&T Corp.	243,815
25,903	Berkshire Hathaway, Inc., Class B*	2,060,843
2,094	Boston Properties, Inc. REIT	180,482
6,866	Capital One Financial Corp.	255,896
4,353	CB Richard Ellis Group, Inc., Class A*	79,878
14,894	Charles Schwab Corp. (The)	229,368
4,710	Chubb Corp. (The)	273,274
2,445	Cincinnati Financial Corp.	71,981
381,791	Citigroup, Inc.*	1,592,068
1,010	CME Group, Inc.	292,547
2,650	Comerica, Inc.	94,817
8,177	Discover Financial Services	144,324
2,986	E*TRADE Financial Corp.*	42,700
4,260	Equity Residential REIT	207,164
1,379	Federated Investors, Inc., Class B	34,351
11,969	Fifth Third Bancorp	150,331
3,496	First Horizon National Corp.*	35,275
2,202	Franklin Resources, Inc.	252,569
7,355	Genworth Financial, Inc., Class A*	83,406
7,721	Goldman Sachs Group, Inc. (The)	1,242,695
6,678	Hartford Financial Services Group, Inc. (The)	160,138
4,660	HCP, Inc. REIT	167,807
1,993	Health Care, Inc. REIT	101,842
9,895	Host Hotels & Resorts, Inc. REIT	157,232
7,915	Hudson City Bancorp, Inc.	92,210
10,775	Huntington Bancshares, Inc.	61,094
1,113	IntercontinentalExchange, Inc.*	127,850
7,036	Invesco Ltd.(~)	161,828
2,760	Janus Capital Group, Inc.	29,146
59,375	JPMorgan Chase & Co.	2,234,281

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
13,231	KeyCorp	$108,362
6,100	Kimco Realty Corp. REIT	105,103
2,322	Legg Mason, Inc.	72,052
2,962	Leucadia National Corp.*	75,294
4,761	Lincoln National Corp.	116,549
4,778	Loews Corp.	188,635
1,289	M&T Bank Corp.	96,353
8,154	Marsh & McLennan Cos., Inc.	203,687
7,930	Marshall & Ilsley Corp.	46,866
13,577	MetLife, Inc.	547,560
3,064	Moody's Corp.	82,912
20,918	Morgan Stanley	520,231
2,163	NASDAQ OMX Group, Inc. (The)*	45,466
3,639	Northern Trust Corp.	180,604
3,917	NYSE Euronext	120,017
5,575	People's United Financial, Inc.	68,628
2,429	Plum Creek Timber Co., Inc. REIT	89,484
7,867	PNC Financial Services Group, Inc.	424,031
4,814	Principal Financial Group, Inc.	129,208
10,035	Progressive Corp. (The)	212,341
7,166	ProLogis REIT	97,816
6,993	Prudential Financial, Inc.	367,692
2,097	Public Storage REIT	208,064
18,877	Regions Financial Corp.	118,925
4,385	Simon Property Group, Inc. REIT	421,048
7,300	SLM Corp.*	86,870
7,515	State Street Corp.	313,826
7,514	SunTrust Banks, Inc.	188,000
3,853	T. Rowe Price Group, Inc.	212,955
1,215	Torchmark Corp.	69,595
7,038	Travelers Cos., Inc. (The)	388,498
28,708	U.S. Bancorp	694,159
4,912	Unum Group	110,127
2,361	Ventas, Inc. REIT	126,455
2,439	Vornado Realty Trust REIT	213,144
78,366	Wells Fargo & Co.	2,043,785
8,051	Weyerhaeuser Co.	130,587
5,141	XL Group PLC (Ireland)	108,732
2,605	Zions Bancorp	53,819
		24,731,893
	Health Care—11.7%
23,121	Abbott Laboratories	1,186,570
6,274	Aetna, Inc.	187,342
4,605	Allergan, Inc.	333,448
4,191	AmerisourceBergen Corp.	137,549
14,352	Amgen, Inc.*	820,791
8,750	Baxter International, Inc.	445,375
3,489	Becton, Dickinson and Co.	263,489
3,636	Biogen Idec, Inc.*	228,014
22,800	Boston Scientific Corp.*	145,464

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
25,678	Bristol-Myers Squibb Co.	$690,738
1,408	C.R. Bard, Inc.	117,033
5,278	Cardinal Health, Inc.	183,094
3,342	CareFusion Corp.*	80,676
7,039	Celgene Corp.*	436,911
1,130	Cephalon, Inc.*	75,077
1,066	Cerner Corp.*	93,627
4,091	CIGNA Corp.	143,962
2,230	Coventry Health Care, Inc.*	52,227
1,542	DaVita, Inc.*	110,639
2,147	DENTSPLY International, Inc.	67,394
15,195	Eli Lilly & Co.	534,864
8,122	Express Scripts, Inc.*	394,079
4,292	Forest Laboratories, Inc.*	141,851
3,816	Genzyme Corp.*	275,248
12,558	Gilead Sciences, Inc.*	498,176
2,515	Hospira, Inc.*	149,592
2,544	Humana, Inc.*	148,290
591	Intuitive Surgical, Inc.*	155,403
41,245	Johnson & Johnson	2,626,069
3,753	King Pharmaceuticals, Inc.*	53,067
1,545	Laboratory Corp. of America Holdings*	125,639
2,755	Life Technologies Corp.*	138,246
3,930	McKesson Corp.	259,301
6,494	Medco Health Solutions, Inc.*	341,130
16,170	Medtronic, Inc.	569,346
46,084	Merck & Co., Inc.	1,671,928
4,650	Mylan, Inc.*	94,488
1,454	Patterson Cos., Inc.	40,203
1,772	PerkinElmer, Inc.	41,553
120,366	Pfizer, Inc.	2,094,368
2,211	Quest Diagnostics, Inc.	108,649
4,921	St. Jude Medical, Inc.*	188,474
5,131	Stryker Corp.	253,933
7,293	Tenet Healthcare Corp.*	31,798
6,101	Thermo Fisher Scientific, Inc.*	313,713
16,835	UnitedHealth Group, Inc.	606,902
1,828	Varian Medical Systems, Inc.*	115,566
1,383	Waters Corp.*	102,522
1,614	Watson Pharmaceuticals, Inc.*	75,293
5,986	WellPoint, Inc.*	325,279
3,021	Zimmer Holdings, Inc.*	143,316
		18,417,706
	Industrials—10.9%
10,679	3M Co.	899,385
1,652	Avery Dennison Corp.	60,050
10,956	Boeing Co. (The)	773,932
2,493	C.H. Robinson Worldwide, Inc.	175,707
9,441	Caterpillar, Inc.	742,063
1,999	Cintas Corp.	54,912
5,685	CSX Corp.	349,343

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
2,977	Cummins, Inc.	$262,274
8,013	Danaher Corp.	347,444
6,347	Deere & Co.	487,450
2,806	Dover Corp.	148,999
752	Dun & Bradstreet Corp. (The)	55,956
2,522	Eaton Corp.	224,029
11,267	Emerson Electric Co.	618,558
1,879	Equifax, Inc.	62,251
3,189	Expeditors International of Washington, Inc.	157,409
2,216	Fastenal Co.	114,080
4,710	FedEx Corp.	413,161
841	Flowserve Corp.	84,100
2,687	Fluor Corp.	129,486
5,696	General Dynamics Corp.	388,011
160,092	General Electric Co.	2,564,674
1,883	Goodrich Corp.	154,538
11,563	Honeywell International, Inc.	544,733
7,540	Illinois Tool Works, Inc.	344,578
3,029	Iron Mountain, Inc.	66,002
2,757	ITT Corp.	130,103
1,890	Jacobs Engineering Group, Inc.*	72,973
1,721	L-3 Communications Holdings, Inc.	124,239
4,451	Lockheed Martin Corp.	317,312
5,388	Masco Corp.	57,436
5,520	Norfolk Southern Corp.	339,425
4,422	Northrop Grumman Corp.	279,515
5,459	PACCAR, Inc.	279,828
1,754	Pall Corp.	74,843
2,423	Parker Hannifin Corp.	185,481
3,107	Pitney Bowes, Inc.	68,168
2,130	Precision Castparts Corp.	290,915
3,171	Quanta Services, Inc.*	62,342
3,101	R.R. Donnelley & Sons Co.	57,213
5,623	Raytheon Co.	259,108
4,605	Republic Services, Inc.	137,275
2,218	Robert Half International, Inc.	60,130
2,132	Rockwell Automation, Inc.	132,973
2,363	Rockwell Collins, Inc.	142,985
1,416	Roper Industries, Inc.	98,313
788	Ryder System, Inc.	34,475
873	Snap-On, Inc.	44,523
11,212	Southwest Airlines Co.	154,277
1,282	Stericycle, Inc.*	91,971
4,122	Textron, Inc.	85,820
7,452	Tyco International Ltd. (Switzerland)	285,262
7,451	Union Pacific Corp.	653,304
14,835	United Parcel Service, Inc., Class B	998,989
13,912	United Technologies Corp.	1,040,200
896	W.W. Grainger, Inc.	111,131
7,176	Waste Management, Inc.	256,327
		17,149,981

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Information Technology—19.8%
7,894	Adobe Systems, Inc.*	$222,216
8,517	Advanced Micro Devices, Inc.*	62,430
5,206	Agilent Technologies, Inc.*	181,169
2,730	Akamai Technologies, Inc.*	141,059
4,618	Altera Corp.	144,128
2,611	Amphenol Corp., Class A	130,889
4,480	Analog Devices, Inc.	150,842
13,680	Apple, Inc.*	4,115,902
20,082	Applied Materials, Inc.	248,213
3,416	Autodesk, Inc.*	123,591
7,368	Automatic Data Processing, Inc.	327,287
2,685	BMC Software, Inc.*	122,060
6,735	Broadcom Corp., Class A	274,384
5,817	CA, Inc.	135,013
85,520	Cisco Systems, Inc.*	1,952,422
2,810	Citrix Systems, Inc.*	180,037
4,506	Cognizant Technology Solutions Corp., Class A*	293,746
2,320	Computer Sciences Corp.	113,796
3,356	Compuware Corp.*	33,594
23,384	Corning, Inc.	427,459
25,335	Dell, Inc.*	364,317
17,291	eBay, Inc.*	515,445
4,965	Electronic Arts, Inc.*	78,695
30,750	EMC Corp.*	646,057
3,963	Fidelity National Information Services, Inc.	107,397
810	First Solar, Inc.*	111,521
2,256	Fiserv, Inc.*	122,997
2,377	FLIR Systems, Inc.*	66,176
3,722	Google, Inc., Class A*	2,281,549
1,940	Harris Corp.	87,669
33,958	Hewlett-Packard Co.	1,428,273
83,376	Intel Corp.	1,673,356
18,887	International Business Machines Corp.	2,712,173
4,249	Intuit, Inc.*	203,952
2,942	Jabil Circuit, Inc.	45,130
3,331	JDS Uniphase Corp.*	35,009
7,815	Juniper Networks, Inc.*	253,128
2,523	KLA-Tencor Corp.	90,122
1,180	Lexmark International, Inc., Class A*	44,875
3,374	Linear Technology Corp.	108,744
9,647	LSI Corp.*	50,550
1,450	MasterCard, Inc., Class A	348,087
2,286	McAfee, Inc.*	108,128
3,418	MEMC Electronic Materials, Inc.*	43,819
2,795	Microchip Technology, Inc.	89,943
12,851	Micron Technology, Inc.*	106,278
114,030	Microsoft Corp.	3,037,759
2,069	Molex, Inc.	42,001
1,951	Monster Worldwide, Inc.*	35,235

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
34,948	Motorola, Inc.*	$284,826
3,601	National Semiconductor Corp.	49,334
5,347	NetApp, Inc.*	284,728
5,280	Novell, Inc.*	31,310
1,382	Novellus Systems, Inc.*	40,368
8,628	NVIDIA Corp.*	103,795
57,953	Oracle Corp.	1,703,818
4,835	Paychex, Inc.	133,929
1,642	QLogic Corp.*	28,850
24,036	QUALCOMM, Inc.	1,084,745
2,840	Red Hat, Inc.*	120,018
4,413	SAIC, Inc.*	68,578
1,757	Salesforce.com, Inc.*	203,935
3,503	SanDisk Corp.*	131,643
11,864	Symantec Corp.*	191,960
5,733	Tellabs, Inc.	39,099
2,515	Teradata Corp.*	98,990
2,726	Teradyne, Inc.*	30,640
17,897	Texas Instruments, Inc.	529,214
2,492	Total System Services, Inc.	38,900
2,617	VeriSign, Inc.*	90,941
7,442	Visa, Inc., Class A	581,741
3,447	Western Digital Corp.*	110,373
9,922	Western Union Co. (The)	174,627
20,788	Xerox Corp.	243,220
3,890	Xilinx, Inc.	104,291
20,189	Yahoo!, Inc.*	333,320
		31,055,815
	Materials—3.7%
3,195	Air Products & Chemicals, Inc.	271,479
1,119	Airgas, Inc.	79,371
1,653	AK Steel Holding Corp.	20,811
15,349	Alcoa, Inc.	201,532
1,482	Allegheny Technologies, Inc.	78,087
1,376	Ball Corp.	88,559
1,640	Bemis Co., Inc.	52,086
1,068	CF Industries Holdings, Inc.	130,862
2,036	Cliffs Natural Resources, Inc.	132,747
17,368	Dow Chemical Co. (The)	535,455
13,574	E.I. du Pont de Nemours & Co.	641,779
1,086	Eastman Chemical Co.	85,327
3,507	Ecolab, Inc.	172,965
1,089	FMC Corp.	79,606
7,044	Freeport-McMoRan Copper & Gold, Inc.	666,926
1,200	International Flavors & Fragrances, Inc.	60,192
6,569	International Paper Co.	166,064
2,567	MeadWestvaco Corp.	66,049
8,093	Monsanto Co.	480,886
7,373	Newmont Mining Corp.	448,795
4,743	Nucor Corp.	181,278

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
2,458	Owens-Illinois, Inc.*	$68,898
2,047	Pactiv Corp.*	67,920
2,482	PPG Industries, Inc.	190,369
4,583	Praxair, Inc.	418,611
2,399	Sealed Air Corp.	55,537
1,357	Sherwin-Williams Co. (The)	99,020
1,824	Sigma-Aldrich Corp.	115,678
1,354	Titanium Metals Corp.*	26,620
2,158	United States Steel Corp.	92,341
1,928	Vulcan Materials Co.	70,391
		5,846,241
	Telecommunication Services—3.2%
6,007	American Tower Corp., Class A*	310,021
88,482	AT&T, Inc.	2,521,737
4,531	CenturyLink, Inc.	187,493
14,911	Frontier Communications Corp.	130,919
3,936	MetroPCS Communications, Inc.*	40,974
26,142	Qwest Communications International, Inc.	172,537
44,859	Sprint Nextel Corp.*	184,819
42,328	Verizon Communications, Inc.	1,374,390
7,262	Windstream Corp.	91,937
		5,014,827
	Utilities—3.6%
10,025	AES Corp. (The)*	119,698
2,549	Allegheny Energy, Inc.	59,137
3,596	Ameren Corp.	104,212
7,206	American Electric Power Co., Inc.	269,793
6,339	CenterPoint Energy, Inc.	104,974
3,460	CMS Energy Corp.	63,595
4,248	Consolidated Edison, Inc.	211,211
3,036	Constellation Energy Group, Inc.	91,809
8,822	Dominion Resources, Inc.	383,404
2,537	DTE Energy Co.	118,630
19,746	Duke Energy Corp.	359,575
4,897	Edison International	180,699
2,808	Entergy Corp.	209,280
9,898	Exelon Corp.	404,036
4,582	FirstEnergy Corp.	166,418
1,161	Integrys Energy Group, Inc.	61,754
6,227	NextEra Energy, Inc.	342,734
684	Nicor, Inc.	32,579
4,178	NiSource, Inc.	72,321
2,648	Northeast Utilities	82,829
3,806	NRG Energy, Inc.*	75,777
1,600	ONEOK, Inc.	79,712
3,365	Pepco Holdings, Inc.	64,810
5,851	PG&E Corp.	279,795
1,633	Pinnacle West Capital Corp.	67,214
7,256	PPL Corp.	195,186
4,398	Progress Energy, Inc.	197,910

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
7,605	Public Service Enterprise Group, Inc.	$246,022
1,694	SCANA Corp.	69,183
3,725	Sempra Energy	199,213
12,439	Southern Co.	471,065
3,225	TECO Energy, Inc.	56,728
1,757	Wisconsin Energy Corp.	104,612
6,909	Xcel Energy, Inc.	164,849
		5,710,764
	Total Investments (Cost $133,568,528)—102.2%	160,754,368
	Liabilities in excess of other assets—(2.2%)	(3,449,066)
	Net Assets—100.0%	$157,305,302

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written. See Note 2H.

(~) Affiliated company. The Fund's Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 6.

See Notes to Financial Statements.

28

Portfolio Composition

PowerShares S&P 500® High Quality Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Consumer Staples	23.2
Industrials	19.8
Consumer Discretionary	19.2
Health Care	10.4
Financials	9.2
Materials	6.9
Information Technology	4.4
Utilities	4.2
Energy	2.6
Money Market Fund	0.1
Other	(0.0)

Schedule of Investments

PowerShares S&P 500® High Quality Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—19.2%
20,045	Darden Restaurants, Inc.	$916,257
29,152	Family Dollar Stores, Inc.	1,345,948
48,562	Gap, Inc. (The)	923,164
19,643	Genuine Parts Co.	940,114
13,955	Harley-Davidson, Inc.	428,139
9,691	Hasbro, Inc.	448,209
27,732	Home Depot, Inc. (The)	856,364
27,811	Johnson Controls, Inc.	976,722
19,478	Lowe's Cos., Inc.	415,466
12,225	Marriott International, Inc., Class A	452,936
11,625	McDonald's Corp.	904,076
31,856	News Corp., Class A	460,638
16,169	NIKE, Inc., Class B	1,316,803
11,320	Nordstrom, Inc.	435,933
32,944	Omnicom Group, Inc.	1,448,218
4,761	Polo Ralph Lauren Corp.	461,246
23,791	Ross Stores, Inc.	1,403,431
24,475	Target Corp.	1,271,232
9,119	Tiffany & Co.	483,307
29,696	TJX Cos., Inc. (The)	1,362,749
10,491	VF Corp.	873,271
25,626	Walt Disney Co. (The)	925,355
18,561	Yum! Brands, Inc.	919,883
		19,969,461
	Consumer Staples—23.2%
36,083	Altria Group, Inc.	917,230
26,918	Archer-Daniels-Midland Co.	896,908
26,856	Avon Products, Inc.	817,765
14,467	Brown-Forman Corp., Class B	879,738
12,970	Clorox Co. (The)	863,154

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,331	Coca-Cola Co. (The)	$1,369,337
17,709	Colgate-Palmolive Co.	1,365,718
20,217	ConAgra Foods, Inc.	454,680
6,877	Costco Wholesale Corp.	431,669
42,445	CVS Caremark Corp.	1,278,443
23,912	General Mills, Inc.	897,657
29,270	Hormel Foods Corp.	1,344,078
21,425	J.M. Smucker Co. (The)	1,377,199
26,541	Kellogg Co.	1,333,951
13,303	Kimberly-Clark Corp.	842,612
14,292	Kraft Foods, Inc., Class A	461,203
31,823	McCormick & Co., Inc.	1,407,213
8,998	Molson Coors Brewing Co., Class B	424,976
20,172	PepsiCo, Inc.	1,317,232
21,441	Procter & Gamble Co. (The)	1,363,004
46,490	Sysco Corp.	1,369,595
39,039	Walgreen Co.	1,322,641
24,379	Wal-Mart Stores, Inc.	1,320,611
		24,056,614
	Energy—2.6%
4,359	Apache Corp.	440,346
5,272	Chevron Corp.	435,520
20,605	Exxon Mobil Corp.	1,369,614
5,311	Occidental Petroleum Corp.	417,604
		2,663,084
	Financials—9.2%
16,277	Aflac, Inc.	909,722
11,635	American Express Co.	482,387
4,181	AvalonBay Communities, Inc. REIT	444,482
11,235	Capital One Financial Corp.	418,728

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares S&P 500® High Quality Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,697	Chubb Corp. (The)	$910,740
29,939	Cincinnati Financial Corp.	881,404
19,119	Federated Investors, Inc., Class B	476,254
2,901	Goldman Sachs Group, Inc. (The)	466,916
9,082	Health Care, Inc. REIT	464,090
73,695	Hudson City Bancorp, Inc.	858,547
26,291	Kimco Realty Corp. REIT	452,994
9,140	Northern Trust Corp.	453,618
11,339	State Street Corp.	473,517
8,560	T. Rowe Price Group, Inc.	473,111
16,241	Torchmark Corp.	930,285
17,036	Wells Fargo & Co.	444,299
		9,541,094
	Health Care—10.4%
16,746	Abbott Laboratories	859,405
13,961	AmerisourceBergen Corp.	458,200
17,991	Baxter International, Inc.	915,742
11,825	Becton, Dickinson and Co.	893,024
10,653	C.R. Bard, Inc.	885,477
13,557	Cardinal Health, Inc.	470,292
13,816	DENTSPLY International, Inc.	433,684
20,978	Johnson & Johnson	1,335,669
7,272	McKesson Corp.	479,807
26,434	Medtronic, Inc.	930,741
23,771	Mylan, Inc.*	483,027
26,700	Stryker Corp.	1,321,383
38,622	UnitedHealth Group, Inc.	1,392,323
		10,858,774
	Industrials—19.8%
14,878	3M Co.	1,253,025
18,630	C.H. Robinson Worldwide, Inc.	1,313,042
16,505	Caterpillar, Inc.	1,297,293
16,051	Cintas Corp.	440,921
32,049	Danaher Corp.	1,389,645
5,873	Deere & Co.	451,046
8,111	Dover Corp.	430,694
5,320	Eaton Corp.	472,576
16,556	Emerson Electric Co.	908,924
27,861	Expeditors International of Washington, Inc.	1,375,219
16,218	Fastenal Co.	834,903
20,932	General Dynamics Corp.	1,425,888
25,831	General Electric Co.	413,813
18,265	Illinois Tool Works, Inc.	834,710
9,224	ITT Corp.	435,280
12,493	L-3 Communications Holdings, Inc.	901,870
7,308	Norfolk Southern Corp.	449,369
6,213	Parker Hannifin Corp.	475,605
14,866	Rockwell Collins, Inc.	899,542
13,341	Roper Industries, Inc.	926,266
10,422	Union Pacific Corp.	913,801

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,189	United Technologies Corp.	$1,359,991
10,790	W.W. Grainger, Inc.	1,338,284
		20,541,707
	Information Technology—4.4%
31,508	Automatic Data Processing, Inc.	1,399,585
6,371	International Business Machines Corp.	914,876
14,281	Linear Technology Corp.	460,277
15,789	Oracle Corp.	464,196
32,186	Paychex, Inc.	891,552
28,801	Total System Services, Inc.	449,584
		4,580,070
	Materials—6.9%
10,692	Air Products & Chemicals, Inc.	908,499
6,515	Airgas, Inc.	462,109
7,357	Ball Corp.	473,496
25,683	Ecolab, Inc.	1,266,686
8,896	International Flavors & Fragrances, Inc.	446,223
14,643	Praxair, Inc.	1,337,492
12,034	Sherwin-Williams Co. (The)	878,121
21,873	Sigma-Aldrich Corp.	1,387,186
		7,159,812
	Utilities—4.2%
11,617	Entergy Corp.	865,815
11,490	FirstEnergy Corp.	417,317
16,100	NextEra Energy, Inc.	886,144
9,186	ONEOK, Inc.	457,647
15,957	PPL Corp.	429,243
8,225	Sempra Energy	439,873
11,729	Southern Co.	444,177
7,594	Wisconsin Energy Corp.	452,147
		4,392,363
	Total Common Stocks and Other Equity Interests (Cost $94,654,210)	103,762,979
	Money Market Fund—0.1%
99,591	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $99,591)	99,591
	Total Investments (Cost $94,753,801)—100.0%	103,862,570
	Liabilities in excess of other assets—(0.0%)	(32,593)
	Net Assets—100.0%	$103,829,977

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

30

Portfolio Composition

PowerShares Water Resources Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Machinery - Diversified	19.7
Miscellaneous Manufacturing	17.2
Engineering & Construction	15.2
Environmental Control	11.9
Water	11.8
Electronics	11.7
Metal Fabricate/Hardware	9.3
Hand/Machine Tools	3.2
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Water Resources Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Electronics—11.7%
1,167,041	Badger Meter, Inc.(~)	$48,467,213
802,153	Itron, Inc.*	48,746,838
950,590	Watts Water Technologies, Inc., Class A	33,432,250
		130,646,301
	Engineering & Construction—15.2%
2,064,845	Aecom Technology Corp.*	54,697,744
1,364,845	Insituform Technologies, Inc., Class A*	29,480,652
1,243,389	Layne Christensen Co.(~)*	34,740,289
1,320,334	URS Corp.*	51,400,602
		170,319,287
	Environmental Control—11.9%
2,303,843	Calgon Carbon Corp.*	34,580,684
1,484,211	Energy Recovery, Inc.*	5,283,791
540,249	Met-Pro Corp.	6,099,411
1,267,702	Nalco Holding Co.	35,723,842
2,474,165	Tetra Tech, Inc.*	52,105,915
		133,793,643
	Hand/Machine Tools—3.2%
980,494	Franklin Electric Co., Inc.	35,405,638
	Machinery - Diversified—19.7%
403,889	Flowserve Corp.	40,388,900
1,185,627	Gorman-Rupp Co. (The)(~)	35,355,397
926,408	IDEX Corp.	33,424,801
1,123,740	Lindsay Corp.(~)	64,783,611
669,354	Roper Industries, Inc.	46,473,248
		220,425,957

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Metal Fabricate/Hardware—9.3%
10,841,168	Mueller Water Products, Inc., Class A(~)	$32,740,327
831,330	Northwest Pipe Co.(~)*	15,645,631
707,499	Valmont Industries, Inc.	55,786,296
		104,172,254
	Miscellaneous Manufacturing—17.2%
645,560	Ameron International Corp.(~)	44,388,706
1,147,596	Danaher Corp.	49,759,762
692,926	ITT Corp.	32,699,178
781,088	Pall Corp.	33,329,025
981,383	Pentair, Inc.	32,120,666
		192,297,337
	Water—11.8%
430,482	American States Water Co.	16,078,503
648,392	American Water Works Co., Inc.	15,483,601
723,435	Aqua America, Inc.	15,575,556
350,977	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)*	16,130,903
1,309,410	Consolidated Water Co. Ltd. (Cayman Islands)(~)	13,395,264
1,888,521	Veolia Environnement ADR (France)	55,503,632
		132,167,459
	Total Common Stocks and Other Equity Interests (Cost $1,134,489,565)	1,119,227,876

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares Water Resources Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
672,424	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $672,424)	$672,424
	Total Investments (Cost $1,135,161,989)—100.1%	1,119,900,300
	Liabilities in excess of other assets—(0.1%)	(728,456)
	Net Assets—100.0%	$1,119,171,844

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 6.

*  Non-income producing security.

See Notes to Financial Statements.

32

Portfolio Composition

PowerShares WilderHill Clean Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Electrical Components & Equipment	25.4
Semiconductors	19.0
Energy - Alternate Sources	11.8
Electric	8.7
Chemicals	8.5
Miscellaneous Manufacturing	5.0
Computers	4.4
Auto Parts & Equipment	4.2
Electronics	2.8
Mining	2.5
Commercial Services	2.3
Auto Manufacturers	2.2
Food	2.1
Building Materials	0.6
Metal Fabricate/Hardware	0.5
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Manufacturers—2.2%
557,448	Tesla Motors, Inc.*	$12,174,664
	Auto Parts & Equipment—4.2%
1,053,817	Amerigon, Inc.*	11,360,147
295,795	Fuel Systems Solutions, Inc.*	12,121,679
		23,481,826
	Building Materials—0.6%
1,816,591	Broadwind Energy, Inc.*	3,451,523
	Chemicals—8.5%
126,442	Air Products & Chemicals, Inc.	10,743,777
377,419	OM Group, Inc.*	12,556,730
230,584	Sociedad Quimica y Minera de Chile SA ADR (Chile)	11,944,251
1,275,856	Zoltek Cos., Inc.*	12,248,218
		47,492,976
	Commercial Services—2.3%
654,498	Quanta Services, Inc.*	12,867,431
	Computers—4.4%
1,490,528	Echelon Corp.*	11,730,455
799,236	Maxwell Technologies, Inc.*	12,963,608
		24,694,063

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electric—8.7%
868,415	Calpine Corp.*	$10,855,188
155,736	CPFL Energia SA ADR (Brazil)	11,186,517
304,834	IDACORP, Inc.	11,217,891
439,943	Ormat Technologies, Inc.	12,542,775
3,337,948	U.S. Geothermal, Inc.*	2,844,266
		48,646,637
	Electrical Components & Equipment—25.4%
1,206,071	A123 Systems, Inc.*	11,723,010
2,225,317	Active Power, Inc.*	4,005,570
3,161,320	Advanced Battery Technologies, Inc.*	12,487,214
378,703	American Superconductor Corp.*	12,743,356
979,910	Canadian Solar, Inc. (China)*	13,689,343
1,491,829	China BAK Battery, Inc.*	2,849,393
2,963,218	Ener1, Inc.*	10,726,849
2,061,688	Energy Conversion Devices, Inc.*	9,298,213
3,336,588	Satcon Technology Corp.*	13,413,084
943,680	SunPower Corp., Class A*	12,871,795
1,400,492	Suntech Power Holdings Co. Ltd. ADR (China)*	11,890,177
546,501	Universal Display Corp.*	13,684,385
1,064,095	Yingli Green Energy Holding Co. Ltd. ADR (China)*	12,407,348
		141,789,737

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares WilderHill Clean Energy Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—2.8%
217,316	Itron, Inc.*	$13,206,293
974,591	UQM Technologies, Inc.*	2,300,035
		15,506,328
	Energy - Alternate Sources—11.8%
855,888	Ascent Solar Technologies, Inc.*	3,740,230
1,525,935	Ballard Power Systems, Inc. (Canada)*	2,731,424
382,581	Comverge, Inc.*	2,926,745
86,261	First Solar, Inc.*	11,876,414
2,282,377	FuelCell Energy, Inc.*	2,601,910
981,763	Green Plains Renewable Energy, Inc.*	10,917,204
1,539,020	JA Solar Holdings Co. Ltd. ADR (China)*	12,850,817
466,033	Ocean Power Technologies, Inc.*	3,047,856
5,237,077	Quantum Fuel Systems Technologies Worldwide, Inc.*	2,403,818
472,710	Trina Solar Ltd. ADR (Cayman Islands)*	12,649,720
		65,746,138
	Food—2.1%
907,520	Cosan Ltd., Class A (Brazil)	11,933,888
	Metal Fabricate/Hardware—0.5%
619,583	China Wind Systems, Inc.*	2,806,711
	Mining—2.5%
393,555	Molycorp, Inc.*	13,931,847
	Miscellaneous Manufacturing—5.0%
391,079	Polypore International, Inc.*	13,011,198
610,410	STR Holdings, Inc.*	15,168,689
		28,179,887
	Semiconductors—19.0%
437,396	Aixtron AG ADR (Germany)	14,224,118
1,099,166	Applied Materials, Inc.	13,585,692
244,586	Cree, Inc.*	12,544,816
1,541,227	GT Solar International, Inc.*	12,684,298
549,164	International Rectifier Corp.*	12,757,080
1,074,030	MEMC Electronic Materials, Inc.*	13,769,065
1,095,364	Renesola Ltd. ADR (British Virgin Islands)*	13,111,507
594,671	Rubicon Technology, Inc.*	13,748,793
		106,425,369
	Total Common Stocks and Other Equity Interests (Cost $648,612,034)	559,129,025

Number of Shares		Value
	Money Market Fund—0.2%
1,029,190	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,029,190)	$1,029,190
	Total Investments (Cost $649,641,224)—100.2%	560,158,215
	Liabilities in excess of other assets—(0.2%)	(989,073)
	Net Assets—100.0%	$559,169,142

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

34

Portfolio Composition

PowerShares WilderHill Progressive Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Electrical Components & Equipment	15.3
Miscellaneous Manufacturing	12.4
Electric	10.1
Oil & Gas	9.3
Auto Parts & Equipment	7.8
Engineering & Construction	6.8
Chemicals	4.9
Mining	4.9
Electronics	4.5
Energy - Alternate Sources	4.4
Environmental Control	3.1
Computers	2.6
Semiconductors	2.6
Building Materials	2.3
Hand/Machine Tools	2.3
Telecommunications	2.3
Agriculture	2.2
Gas	2.2
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agriculture—2.2%
33,085	Andersons, Inc. (The)	$1,302,556
	Auto Parts & Equipment—7.8%
58,102	Exide Technologies*	342,221
42,538	Johnson Controls, Inc.	1,493,935
44,644	Tenneco, Inc.*	1,456,287
68,670	Westport Innovations, Inc. (Canada)*	1,244,300
		4,536,743
	Building Materials—2.3%
50,251	Owens Corning*	1,358,787
	Chemicals—4.9%
54,241	Methanex Corp. (Canada)	1,506,273
39,519	Rockwood Holdings, Inc.*	1,340,484
		2,846,757
	Computers—2.6%
59,697	Telvent GIT SA (Spain)	1,514,513

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electric—10.1%
86,204	Centrais Eletricas Brasileiras SA ADR (Brazil)	$1,204,270
70,342	Companhia Energetica de Minas Gerais ADR (Brazil)	1,254,901
40,478	EnerNOC, Inc.*	1,217,173
47,134	Enersis SA ADR (Chile)	1,075,127
20,278	NextEra Energy, Inc.	1,116,101
		5,867,572
	Electrical Components & Equipment—15.3%
37,251	A-Power Energy Generation Systems Ltd.*	265,972
24,600	Emerson Electric Co.	1,350,540
17,779	Energizer Holdings, Inc.*	1,329,514
51,128	EnerSys*	1,347,734
49,584	General Cable Corp.*	1,385,377
82,091	GrafTech International Ltd.*	1,352,039
73,261	Harbin Electric, Inc.*	1,579,507
45,064	SmartHeat, Inc.*	292,465
		8,903,148

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—4.5%
42,402	Koninklijke Philips Electronics NV (Netherlands)	$1,291,141
42,876	Woodward Governor Co.	1,343,734
		2,634,875
	Energy - Alternate Sources—4.4%
86,956	Clean Energy Fuels Corp.*	1,262,601
82,538	Covanta Holding Corp.	1,302,450
		2,565,051
	Engineering & Construction—6.8%
53,011	Chicago Bridge & Iron Co. NV (Netherlands)*	1,336,407
53,656	Foster Wheeler AG (Switzerland)*	1,256,624
88,903	McDermott International, Inc.*	1,371,773
		3,964,804
	Environmental Control—3.1%
245,533	EnergySolutions, Inc.	1,151,550
43,922	Fuel Tech, Inc.*	267,485
294,836	Rentech, Inc.*	350,855
		1,769,890
	Gas—2.2%
75,398	Questar Corp.	1,279,504
	Hand/Machine Tools—2.3%
32,107	Baldor Electric Co.	1,349,136
	Mining—4.9%
48,116	Cameco Corp. (Canada)	1,489,671
254,631	USEC, Inc.*	1,367,369
		2,857,040
	Miscellaneous Manufacturing—12.4%
22,729	A.O. Smith Corp.	1,273,506
15,564	Eaton Corp.	1,382,550
39,035	ESCO Technologies, Inc.	1,338,120
69,894	Hexcel Corp.*	1,242,017
14,940	LSB Industries, Inc.*	333,909
16,468	PMFG, Inc.*	257,724
12,168	Siemens AG ADR (Germany)	1,390,924
		7,218,750
	Oil & Gas—9.3%
60,778	Chesapeake Energy Corp.	1,318,883
37,209	Range Resources Corp.	1,391,244
29,354	Sasol Ltd. ADR (South Africa)	1,328,268
40,531	Southwestern Energy Co.*	1,371,974
		5,410,369
	Semiconductors—2.6%
35,892	Veeco Instruments, Inc.*	1,502,080

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunications—2.3%
72,824	Corning, Inc.	$1,331,223
	Total Common Stocks and Other Equity Interests (Cost $50,035,464)	58,212,798
	Money Market Fund—0.1%
88,779	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $88,779)	88,779
	Total Investments (Cost $50,124,243)—100.1%	58,301,577
	Liabilities in excess of other assets—(0.1%)	(75,993)
	Net Assets—100.0%	$58,225,584

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

36

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Statements of Assets and Liabilities

October 31, 2010 (Unaudited)

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical LeadersTM Portfolio	PowerShares Global Listed Private Equity Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares Morningstar StockInvestor Core Portfolio
ASSETS:
Unaffiliated investments, at value	$110,083,964	$151,308,322	$259,368,867	$276,213,149	$468,670,694	$44,714,502	$17,126,582
Affiliated investments, at value (Note 6)	—	—	—	—	—	—	—
Total investments, at value	110,083,964	151,308,322	259,368,867	276,213,149	468,670,694	44,714,502	17,126,582
Cash	—	—	166,987	—	5,062	—	5,321
Foreign currency, at value	—	20,736	—	22,819	—	—	—
Receivables:
Dividends	80,122	35,609	69,635	122,441	90	9,361	14,667
Expense waivers	6,834	4,788	—	—	4,072	9,286	14,192
Investments sold	—	1,242,276	—	61,777	179,869	248,456	—
Foreign tax reclaims	—	71,881	—	102,380	—	—	—
Shares sold	—	—	4,392,260	7,230,043	8,330,538	—	—
Other assets	—	—	—	2,484	—	—	—
Total Assets	110,170,920	152,683,612	263,997,749	283,755,093	477,190,325	44,981,605	17,160,762
LIABILITIES:
Due to custodian	1,641	1,779	—	33,514	—	1,198	—
Payables:
Shares repurchased	—	1,241,240	—	—	—	—	—
Investments purchased	—	—	4,365,579	7,184,367	8,315,111	—	—
Expense recapture	—	—	3,298	3,663	—	—	—
Open written options, at value	—	—	—	—	—	—	—
Accrued advisory fees	45,795	64,455	99,428	110,720	191,341	19,073	7,303
Accrued expenses	114,188	115,349	234,690	197,136	571,597	77,986	68,823
Total Liabilities	161,624	1,422,823	4,702,995	7,529,400	9,078,049	98,257	76,126
NET ASSETS	$110,009,296	$151,260,789	$259,294,754	$276,225,693	$468,112,276	$44,883,348	$17,084,636
NET ASSETS CONSIST OF:
Shares of beneficial interest	$166,204,039	$204,270,873	$377,579,149	$321,665,951	$593,372,025	$112,580,471	$44,575,595
Undistributed net investment income (loss)	68,265	142,231	338,954	368,697	1,189,798	(17,142)	26,038
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(28,824,101)	(59,115,844)	(155,040,054)	(93,106,712)	(166,693,269)	(66,748,159)	(28,942,348)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(27,438,907)	5,963,529	36,416,705	47,297,757	40,243,722	(931,822)	1,425,351
Net Assets	$110,009,296	$151,260,789	$259,294,754	$276,225,693	$468,112,276	$44,883,348	$17,084,636
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,100,000	6,100,000	11,750,000	26,400,000	16,900,000	4,800,000	900,000
Net asset value	$18.03	$24.80	$22.07	$10.46	$27.70	$9.35	$18.98
Share price	$18.03	$24.78	$22.08	$10.55	$27.74	$9.35	$19.00
Unaffiliated investments, at cost	$137,522,871	$145,346,964	$222,952,162	$228,926,317	$428,426,972	$45,646,324	$15,701,231
Affiliated investments, at cost	$—	$—	$—	$—	$—	$—	$—
Total investments, at cost	$137,522,871	$145,346,964	$222,952,162	$228,926,317	$428,426,972	$45,646,324	$15,701,231
Foreign currency, at cost	$—	$20,680	$—	$22,366	$—	$—	$—
Premium received	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

38

	PowerShares NASDAQ-100 BuyWrite Portfolio	PowerShares S&P 500 BuyWrite Portfolio	PowerShares S&P 500® High Quality Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
ASSETS:
Unaffiliated investments, at value	$5,789,153	$160,592,540	$103,862,570	$830,383,862	$560,158,215	$58,301,577
Affiliated investments, at value (Note 6)	—	161,828	—	289,516,438	—	—
Total investments, at value	5,789,153	160,754,368	103,862,570	1,119,900,300	560,158,215	58,301,577
Cash	—	—	—	26,118	—	—
Foreign currency, at value	—	—	—	—	—	—
Receivables:
Dividends	781	185,538	115,798	471,845	79,570	34,502
Expense waivers	—	—	22,249	—	27,188	7,946
Investments sold	—	—	—	—	8,247,788	—
Foreign tax reclaims	—	313	—	—	—	—
Shares sold	—	—	—	—	—	—
Other assets	—	—	—	—	—	—
Total Assets	5,789,934	160,940,219	104,000,617	1,120,398,263	568,512,761	58,344,025
LIABILITIES:
Due to custodian	2,172	51,732	1,301	—	4,465	1,237
Payables:
Shares repurchased	—	—	—	—	8,172,606	—
Investments purchased	—	—	—	—	—	—
Expense recapture	—	—	—	—	—	—
Open written options, at value	197,910	3,483,270	—	—	—	—
Accrued advisory fees	3,523	99,915	41,978	470,400	241,817	24,471
Accrued expenses	—	—	127,361	756,019	924,731	92,733
Total Liabilities	203,605	3,634,917	170,640	1,226,419	9,343,619	118,441
NET ASSETS	$5,586,329	$157,305,302	$103,829,977	$1,119,171,844	$559,169,142	$58,225,584
NET ASSETS CONSIST OF:
Shares of beneficial interest	$4,943,615	$148,968,784	$224,645,329	$1,567,128,589	$1,752,237,659	$73,283,916
Undistributed net investment income (loss)	66,799	300,203	506,809	1,986,534	(38,031)	58,942
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(1,610,919)	(19,158,236)	(130,430,930)	(434,681,590)	(1,103,547,477)	(23,294,608)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,186,834	27,194,551	9,108,769	(15,261,689)	(89,483,009)	8,177,334
Net Assets	$5,586,329	$157,305,302	$103,829,977	$1,119,171,844	$559,169,142	$58,225,584
Shares outstanding (unlimited amount authorized, $0.01 par value)	250,000	7,350,000	8,150,000	64,450,000	55,750,000	2,300,000
Net asset value	$22.35	$21.40	$12.74	$17.36	$10.03	$25.32
Share price	$22.24	$21.42	$12.75	$17.36	$10.00	$25.30
Unaffiliated investments, at cost	$3,541,501	$133,445,042	$94,753,801	$845,214,402	$649,641,224	$50,124,243
Affiliated investments, at cost	$—	$123,486	$—	$289,947,587	$—	$—
Total investments, at cost	$3,541,501	$133,568,528	$94,753,801	$1,135,161,989	$649,641,224	$50,124,243
Foreign currency, at cost	$—	$—	$—	$—	$—	$—
Premium received	$137,092	$3,491,981	$—	$—	$—	$—

39

Statements of Operations

Six Months Ended October 31, 2010 (Unaudited)

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical LeadersTM Portfolio	PowerShares Global Listed Private Equity Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares Morningstar StockInvestor Core Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$932,071	$709,273	$694,284	$3,965,695	$4,730,292	$152,821	$130,321
Affiliated dividend income	—	—	—	—	—	—	—
Foreign withholding tax	(3,193)	(57,851)	(1,477)	(176,665)	(526,442)	(914)	(653)
Total Income	928,878	651,422	692,807	3,789,030	4,203,850	151,907	129,668
EXPENSES:
Advisory fees	280,757	358,611	418,733	575,143	1,035,745	115,224	42,896
Accounting & administration fees	34,393	34,393	34,393	34,393	50,662	34,393	34,393
Sub-licensing	33,691	53,792	83,746	115,029	197,455	23,045	8,579
Printing	19,770	16,900	22,932	17,259	44,321	10,006	4,000
Professional fees	16,885	17,430	17,106	18,314	23,209	15,454	17,247
Custodian & transfer agent fees	9,062	18,525	9,112	16,643	100,309	5,765	7,210
Trustees	4,467	4,851	4,995	6,128	9,678	3,241	2,688
Listing fee and expenses	4,359	9,019	4,359	4,359	4,359	4,359	4,359
Other expenses	2,205	3,412	2,557	17,933	6,050	1,229	1,025
Total Expenses	405,589	516,933	597,933	805,201	1,471,788	212,716	122,397
Waivers	(34,991)	(32,808)	(11,707)	—	(31,438)	(51,403)	(73,551)
Net Expenses	370,598	484,125	586,226	805,201	1,440,350	161,313	48,846
Net Investment Income (Loss)	558,280	167,297	106,581	2,983,829	2,763,500	(9,406)	80,822
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,763,435)	(10,251,576)	(8,963,758)	(9,067,545)	(16,242,714)	(9,004,061)	(2,106,438)
Written options	—	—	—	—	—	—	—
In-kind redemptions	(1,416,604)	2,042,707	14,572,245	—	19,030,490	1,003,355	1,462,397
Foreign currency related transactions	—	(54,827)	—	(112,753)	—	—	—
Net realized gain (loss)	(3,180,039)	(8,263,696)	5,608,487	(9,180,298)	2,787,776	(8,000,706)	(644,041)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,307,607)	6,335,653	3,213,945	23,131,655	36,614,641	2,073,008	(657,008)
Written options	—		—	—	—	—	—
Translation of asset and liabilities denominated in foreign currencies	—	6,342	—	12,748	—	—	—
Net change in unrealized appreciation (depreciation)	(5,307,607)	6,341,995	3,213,945	23,144,403	36,614,641	2,073,008	(657,008)
Net realized and unrealized gain (loss) on investments	(8,487,646)	(1,921,701)	8,822,432	13,964,105	39,402,417	(5,927,698)	(1,301,049)
Net increase (decrease) in net assets resulting from operations	$(7,929,366)	$(1,754,404)	$8,929,013	$16,947,934	$42,165,917	$(5,937,104)	$(1,220,227)

See Notes to Financial Statements.

40

	PowerShares NASDAQ-100 BuyWrite Portfolio	PowerShares S&P 500 BuyWrite Portfolio	PowerShares S&P 500® High Quality Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$41,073	$1,711,741	$573,422	$6,432,180	$1,698,753	$340,682
Affiliated dividend income	—	1,539	—	1,668,849	—	—
Foreign withholding tax	(716)	(416)	(435)	(721,671)	(38,698)	(10,236)
Total Income	40,357	1,712,864	572,987	7,379,358	1,660,055	330,446
EXPENSES:
Advisory fees	29,565	588,615	179,083	2,782,107	1,398,616	137,935
Accounting & administration fees	—	—	34,393	145,384	70,251	34,393
Sub-licensing	—	—	35,816	417,317	279,723	27,587
Printing	—	—	11,638	169,987	126,705	8,518
Professional fees	—	—	16,473	37,980	26,218	15,533
Custodian & transfer agent fees	—	—	6,753	38,513	170,947	5,705
Trustees	—	—	3,502	22,475	12,632	3,327
Listing fee and expenses	—	—	4,359	6,714	6,714	4,359
Other expenses	—	—	1,592	19,703	11,127	1,336
Total Expenses	29,565	588,615	293,609	3,640,180	2,102,933	238,693
Waivers	—	—	(92,900)	—	(144,870)	(45,584)
Net Expenses	29,565	588,615	200,709	3,640,180	1,958,063	193,109
Net Investment Income (Loss)	10,792	1,124,249	372,278	3,739,178	(298,008)	137,337
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	394,865	432,684	(5,596,250)	(23,451,136)	(96,230,982)	(2,155,961)
Written options	(133,253)	(551,645)	—	—	—	—
In-kind redemptions	503,358	4,908,199	8,954,498	21,605,792	31,012,985	1,399,733
Foreign currency related transactions	—	—	—	—	—	—
Net realized gain (loss)	764,970	4,789,238	3,358,248	(1,845,344)	(65,217,997)	(756,228)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,036,057)	(5,921,348)	490,128	(64,177,782)	52,358,744	860,793
Written options	(60,818)	8,711	—	—	—	—
Translation of asset and liabilities denominated in foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(1,096,875)	(5,912,637)	490,128	(64,177,782)	52,358,744	860,793
Net realized and unrealized gain (loss) on investments	(331,905)	(1,123,399)	3,848,376	(66,023,126)	(12,859,253)	104,565
Net increase (decrease) in net assets resulting from operations	$(321,113)	$850	$4,220,654	$(62,283,948)	$(13,157,261)	$241,902

41

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio		PowerShares DWA Technical LeadersTM Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$558,280	$1,375,666	$167,297	$157,312	$106,581	$460,102
Net realized gain (loss)	(3,180,039)	(15,836,109)	(8,263,696)	(6,097,898)	5,608,487	16,658,427
Net change in unrealized appreciation (depreciation)	(5,307,607)	60,642,047	6,341,995	40,138,039	3,213,945	34,450,917
Net increase (decrease) in net assets resulting from operations	(7,929,366)	46,181,604	(1,754,404)	34,197,453	8,929,013	51,569,446
Undistributed net investment income (loss) included in the price of units issued and redeemed	(4,471)	(44,617)	18,795	(48,876)	246,109	(137,660)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(611,568)	(1,645,392)	(38,868)	(223,251)	(134,014)	(843,823)
Return of capital	—	—	—	(75,171)	—	—
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(611,568)	(1,645,392)	(38,868)	(298,422)	(134,014)	(843,823)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	13,619,982	—	24,079,029	176,919,871	153,039,448
Value of shares repurchased	(18,787,320)	(37,248,118)	(6,967,091)	(9,630,426)	(85,791,426)	(182,942,658)
Net income equalization	4,471	44,617	(18,795)	48,876	(246,109)	137,660
Net increase (decrease) in net assets resulting from shares transactions	(18,782,849)	(23,583,519)	(6,985,886)	14,497,479	90,882,336	(29,765,550)
Increase (Decrease) in Net Assets	(27,328,254)	20,908,076	(8,760,363)	48,347,634	99,923,444	20,822,413
NET ASSETS:
Beginning of period	137,337,550	116,429,474	160,021,152	111,673,518	159,371,310	138,548,897
End of period	$110,009,296	$137,337,550	$151,260,789	$160,021,152	$259,294,754	$159,371,310
Undistributed net investment income (loss) at end of period	$68,265	$126,024	$142,231	$(4,993)	$338,954	$120,278
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	850,000	—	1,000,000	8,600,000	8,750,000
Shares repurchased	(1,100,000)	(2,350,000)	(300,000)	(400,000)	(4,350,000)	(11,050,000)
Shares outstanding, beginning of period	7,200,000	8,700,000	6,400,000	5,800,000	7,500,000	9,800,000
Shares outstanding, end of period	6,100,000	7,200,000	6,100,000	6,400,000	11,750,000	7,500,000

See Notes to Financial Statements.

42

	PowerShares Global Listed Private Equity Portfolio		PowerShares Golden Dragon Halter USX China Portfolio		PowerShares Lux Nanotech Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$2,983,829	$5,444,893	$2,763,500	$2,408,094	$(9,406)	$(23,148)
Net realized gain (loss)	(9,180,298)	7,645,151	2,787,776	(57,442,677)	(8,000,706)	(5,661,907)
Net change in unrealized appreciation (depreciation)	23,144,403	40,022,330	36,614,641	187,055,633	2,073,008	20,148,115
Net increase (decrease) in net assets resulting from operations	16,947,934	53,112,374	42,165,917	132,021,050	(5,937,104)	14,463,060
Undistributed net investment income (loss) included in the price of units issued and redeemed	1,397,865	4,003,173	(111,850)	455,464	(3,648)	5,513
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,021,501)	(4,710,562)	(1,143,858)	(3,271,139)	—	(101,214)
Return of capital	—	—	—	(501,022)	—	(16)
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(4,021,501)	(4,710,562)	(1,143,858)	(3,772,161)	—	(101,230)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	51,419,802	167,432,792	24,413,024	142,365,948	914,053	8,086,112
Value of shares repurchased	—	(64,431,077)	(52,846,094)	(94,581,842)	(5,383,672)	(6,641,822)
Net income equalization	(1,397,865)	(4,003,173)	111,850	(455,464)	3,648	(5,513)
Net increase (decrease) in net assets resulting from shares transactions	50,021,937	98,998,542	(28,321,220)	47,328,642	(4,465,971)	1,438,777
Increase (Decrease) in Net Assets	64,346,235	151,403,527	12,588,989	176,032,995	(10,406,723)	15,806,120
NET ASSETS:
Beginning of period	211,879,458	60,475,931	455,523,287	279,490,292	55,290,071	39,483,951
End of period	$276,225,693	$211,879,458	$468,112,276	$455,523,287	$44,883,348	$55,290,071
Undistributed net investment income (loss) at end of period	$368,697	$8,504	$1,189,798	$(317,994)	$(17,142)	$(4,088)
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,300,000	18,900,000	900,000	6,350,000	100,000	800,000
Shares repurchased	—	(6,800,000)	(2,200,000)	(4,150,000)	(650,000)	(650,000)
Shares outstanding, beginning of period	21,100,000	9,000,000	18,200,000	16,000,000	5,350,000	5,200,000
Shares outstanding, end of period	26,400,000	21,100,000	16,900,000	18,200,000	4,800,000	5,350,000

43

Statements of Changes in Net Assets (Continued)

	PowerShares Morningstar StockInvestor Core Portfolio		PowerShares NASDAQ-100 BuyWrite Portfolio		PowerShares S&P 500 BuyWrite Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$80,822	$67,667	$10,792	$(1,674)	$1,124,249	$1,730,359
Net realized gain (loss)	(644,041)	5,681,406	764,970	(1,444,583)	4,789,238	(18,998,077)
Net change in unrealized appreciation (depreciation)	(657,008)	1,537,408	(1,096,875)	3,266,744	(5,912,637)	41,382,667
Net increase (decrease) in net assets resulting from operations	(1,220,227)	7,286,481	(321,113)	1,820,487	850	24,114,949
Undistributed net investment income (loss) included in the price of units issued and redeemed	(482)	(6,004)	56,007	(115,127)	(14,983)	(4,975)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(55,718)	(145,806)	—	(447,704)	(952,197)	(1,778,095)
Net realized gains	—	—	—	(58,556)	—	—
Total distributions to shareholders	(55,718)	(145,806)	—	(506,260)	(952,197)	(1,778,095)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,587,782	43,952,344	—	4,231,495	6,074,862	63,425,020
Value of shares repurchased	(14,517,291)	(58,310,478)	(5,162,761)	—	(15,658,041)	(2,133,217)
Net income equalization	482	6,004	(56,007)	115,127	14,983	4,975
Net increase (decrease) in net assets resulting from shares transactions	(929,027)	(14,352,130)	(5,218,768)	4,346,622	(9,568,196)	61,296,778
Increase (Decrease) in Net Assets	(2,205,454)	(7,217,459)	(5,483,874)	5,545,722	(10,534,526)	83,628,657
NET ASSETS:
Beginning of period	19,290,090	26,507,549	11,070,203	5,524,481	167,839,828	84,211,171
End of period	$17,084,636	$19,290,090	$5,586,329	$11,070,203	$157,305,302	$167,839,828
Undistributed net investment income (loss) at end of period	$26,038	$1,416	$66,799	$—	$300,203	$143,134
CHANGES IN SHARES OUTSTANDING:
Shares sold	750,000	2,550,000	—	200,000	300,000	3,100,000
Shares repurchased	(800,000)	(3,300,000)	(250,000)	—	(750,000)	(100,000)
Shares outstanding, beginning of period	950,000	1,700,000	500,000	300,000	7,800,000	4,800,000
Shares outstanding, end of period	900,000	950,000	250,000	500,000	7,350,000	7,800,000

See Notes to Financial Statements.

44

	PowerShares S&P 500® High Quality Portfolio		PowerShares Water Resources Portfolio		PowerShares WilderHill Clean Energy Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$372,278	$(18,539)	$3,739,178	$7,422,105	$(298,008)	$(1,344,796)
Net realized gain (loss)	3,358,248	10,216,561	(1,845,344)	(77,663,256)	(65,217,997)	(167,945,273)
Net change in unrealized appreciation (depreciation)	490,128	6,724,746	(64,177,782)	403,374,916	52,358,744	245,604,627
Net increase (decrease) in net assets resulting from operations	4,220,654	16,922,768	(62,283,948)	333,133,765	(13,157,261)	76,314,558
Undistributed net investment income (loss) included in the price of units issued and redeemed	139,852	(13,912)	(362,471)	(468,057)	284,258	205,468
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(237,779)	(1,788,696)	(9,289,108)	—	—
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	—	(237,779)	(1,788,696)	(9,289,108)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	90,045,067	94,901,543	33,770,402	29,217,910	80,417,997	184,160,845
Value of shares repurchased	(58,181,259)	(114,889,264)	(185,559,213)	(238,056,609)	(165,577,202)	(261,389,443)
Net income equalization	(139,852)	13,912	362,471	468,057	(284,258)	(205,468)
Net increase (decrease) in net assets resulting from shares transactions	31,723,956	(19,973,809)	(151,426,340)	(208,370,642)	(85,443,463)	(77,434,066)
Increase (Decrease) in Net Assets	36,084,462	(3,302,732)	(215,861,455)	115,005,958	(98,316,466)	(914,040)
NET ASSETS:
Beginning of period	67,745,515	71,048,247	1,335,033,299	1,220,027,341	657,485,608	658,399,648
End of period	$103,829,977	$67,745,515	$1,119,171,844	$1,335,033,299	$559,169,142	$657,485,608
Undistributed net investment income (loss) at end of period	$506,809	$(5,321)	$1,986,534	$398,523	$(38,031)	$(24,281)
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,650,000	9,050,000	2,050,000	1,750,000	8,800,000	17,750,000
Shares repurchased	(5,050,000)	(10,900,000)	(11,550,000)	(14,700,000)	(18,050,000)	(25,650,000)
Shares outstanding, beginning of period	5,550,000	7,400,000	73,950,000	86,900,000	65,000,000	72,900,000
Shares outstanding, end of period	8,150,000	5,550,000	64,450,000	73,950,000	55,750,000	65,000,000

45

Statements of Changes in Net Assets (Continued)

	PowerShares WilderHill Progressive Energy Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income	$137,337	$333,938
Net realized gain (loss)	(756,228)	(2,297,784)
Net change in unrealized appreciation (depreciation)	860,793	20,849,396
Net increase in net assets resulting from operations	241,902	18,885,550
Undistributed net investment income (loss) included in the price of units issued and redeemed	(6,638)	11,802
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(190,938)	(347,466)
Net realized gains	—	—
Total distributions to shareholders	(190,938)	(347,466)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,083,094	4,334,078
Value of shares repurchased	(3,359,688)	(2,391,138)
Net income equalization	6,638	(11,802)
Net increase (decrease) in net assets resulting from shares transactions	(2,269,956)	1,931,138
Increase (Decrease) in Net Assets	(2,225,630)	20,481,024
NET ASSETS:
Beginning of period	60,451,214	39,970,190
End of period	$58,225,584	$60,451,214
Undistributed net investment income (loss) at end of period	$58,942	$119,181
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	200,000
Shares repurchased	(150,000)	(100,000)
Shares outstanding, beginning of period	2,400,000	2,300,000
Shares outstanding, end of period	2,300,000	2,400,000

See Notes to Financial Statements.

46

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,				For the Period October 26, 2005* Through
	(Unaudited)		2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.07		$13.38	$20.93	$20.19	$17.37	$14.91
Net investment income**	0.09		0.17	0.16	0.06	0.05	0.03
Net realized and unrealized gain (loss) on investments	(1.04)		5.73	(7.56)	0.72	2.83	2.45
Total from investment operations	(0.95)		5.90	(7.40)	0.78	2.88	2.48
Distributions to shareholders from:
Net investment income	(0.09)		(0.21)	(0.15)	(0.04)	(0.06)	(0.02)
Return of capital	—		—	—	—	— (a)	—
Total distributions	(0.09)		(0.21)	(0.15)	(0.04)	(0.06)	(0.02)
Net asset value at end of period	$18.03		$19.07	$13.38	$20.93	$20.19	$17.37
Share price at end of period***	$18.03		$19.07	$13.37
NET ASSET VALUE, TOTAL RETURN****	(4.94)%		44.36%	(35.46)%	3.86%	16.66%	16.66%
SHARE PRICE TOTAL RETURN****	(4.94)%		44.47%	(35.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$110,009		$137,338	$116,429	$257,495	$201,886	$85,136
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.66	%†	0.66%	0.66%	0.66%	0.66%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	0.72	%†	0.69%	0.67%	0.64%	0.77%	0.80%†
Net investment income, after (Waivers) and/or Recapture	0.99	%†	1.08%	1.01%	0.27%	0.28%	0.31%†
Portfolio turnover rate ††	7%		17%	9%	13%	16%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$(0.01)	$0.00 (a)	$0.00 (a)	—

PowerShares CleantechTM Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period October 24, 2006* Through
	(Unaudited)	2010	2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00	$19.25	$33.63		$27.08	$24.70
Net investment income (loss)**	0.03	0.03	(0.00	)(a)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.22)	5.77	(14.38)		6.65	2.42
Total from investment operations	(0.19)	5.80	(14.38)		6.55	2.38
Distributions to shareholders from:
Net investment income	(0.01)	(0.04)	—		—	—
Return of capital	—	(0.01)	—		—	—
Total distributions	(0.01)	(0.05)	—		—	—
Net asset value at end of period	$24.80	$25.00	$19.25		$33.63	$27.08
Share price at end of period***	$24.78	$24.80	$19.35
NET ASSET VALUE, TOTAL RETURN****	(0.77)%	30.16%	(42.76)%		24.19%	9.64%
SHARE PRICE TOTAL RETURN****	(0.06)%	28.45%	(42.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$151,261	$160,021	$111,674		$114,336	$21,663
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.68%†	0.67%	0.67%		0.69%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.72%†	0.71%	0.73%		0.77%	1.06	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.23%†	0.11%	(0.01)%		(0.31)%	(0.29	)%†
Portfolio turnover rate ††	14%	31%	72%		23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.01)	$(0.05)		$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

47

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period March 1, 2007* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.25	$14.14	$25.97	$25.58	$23.95
Net investment income (loss)**	0.01	0.06	0.07	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	0.83	7.15	(11.86)	0.43	1.59
Total from investment operations	0.84	7.21	(11.79)	0.41	1.63
Distributions to shareholders from:
Net investment income	(0.02)	(0.10)	(0.04)	(0.01)	—
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.02)	(0.10)	(0.04)	(0.02)	—
Net asset value at end of period	$22.07	$21.25	$14.14	$25.97	$25.58
Share price at end of period***	$22.08	$21.24	$14.13
NET ASSET VALUE, TOTAL RETURN****	3.95%	51.28%	(45.40)%	1.62%	6.81%
SHARE PRICE TOTAL RETURN****	4.05%	51.31%	(45.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$259,295	$159,371	$138,549	$363,514	$92,090
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%†	0.70%	0.69%	0.71%	0.72	%†
Expenses, prior to (Waivers) and/or Recapture	0.71%†	0.73%	0.68%	0.68%	1.78	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.13%†	0.35%	0.38%	(0.07)%	1.50	%†(a)
Portfolio turnover rate ††	37%	52%	87%	83%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$(0.02)	$(0.03)	$0.07	$0.07

PowerShares Global Listed Private Equity Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period October 24, 2006* Through
	(Unaudited)	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.04	$6.72		$20.27	$27.79	$25.09
Net investment income**	0.12	0.33		0.87	1.22	0.44
Net realized and unrealized gain (loss) on investments	0.46	3.27		(13.55)	(7.63)	2.60
Total from investment operations	0.58	3.60		(12.68)	(6.41)	3.04
Distributions to shareholders from:
Net investment income	(0.16)	(0.28)		(0.87)	(1.11)	(0.34)
Net asset value at end of period	$10.46	$10.04		$6.72	$20.27	$27.79
Share price at end of period***	$10.55	$10.06		$6.71
NET ASSET VALUE, TOTAL RETURN****	6.07%	54.20%		(64.23)%	(23.50)%	12.18%
SHARE PRICE TOTAL RETURN****	6.76%	54.70%		(64.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$276,226	$211,879		$60,476	$103,379	$150,078
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapturer	0.70%†	0.70%		0.70%	0.71%	0.71	%†
Expenses, prior to (Waivers) and/or Recapturer	0.70%†	0.72%		0.78%	0.72%	0.82	%†
Net investment income, after (Waivers) and/or Recapture	2.59%†	3.66	%(b)	7.75%	5.04%	3.38	%†
Portfolio turnover rate ††	34%	121%		74%	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.06	$0.24		$0.21	$(0.03)	$0.08

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

(b)  Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Captial Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.

See Notes to Financial Statements.

48

Financial Highlights (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,
	(Unaudited)	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.03	$17.47	$28.88	$21.43	$16.90	$13.00
Net investment income**	0.16	0.13	0.20	0.12	0.20	0.17
Net realized and unrealized gain (loss) on investments	2.58	7.63	(11.44)	7.54	4.54	3.89
Total from investment operations	2.74	7.76	(11.24)	7.66	4.74	4.06
Distributions to shareholders from:
Net investment income	(0.07)	(0.17)	(0.17)	(0.20)	(0.21)	(0.16)
Return of capital	—	(0.03)	—	(0.01)	—	—
Total distributions	(0.07)	(0.20)	(0.17)	(0.21)	(0.21)	(0.16)
Net asset value at end of period	$27.70	$25.03	$17.47	$28.88	$21.43	$16.90
Share price at end of period***	$27.74	$25.04	$17.48
NET ASSET VALUE, TOTAL RETURN****	10.98%	44.51%	(39.06)%	35.87%	28.53%	31.52%
SHARE PRICE TOTAL RETURN****	11.09%	44.49%	(38.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$468,112	$455,523	$279,490	$528,483	$394,320	$238,330
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%†	0.70%	0.69%	0.69%	0.70%	0.71%
Expenses, prior to (Waivers) and/or Recapture	0.71%†	0.71%	0.71%	0.66%	0.72%	0.88%
Net investment income, after (Waivers) and/or Recapture	1.33%†	0.56%	1.06%	0.42%	1.06%	1.18%
Portfolio turnover rate ††	8%	35%	20%	15%	17%	21%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.02	$(0.03)	$0.03	$0.01	—

PowerShares Lux Nanotech Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,					For the Period October 26, 2005* Through
	(Unaudited)		2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.33		$7.59		$14.07	$17.48	$19.05	$15.32
Net investment income (loss)**	(0.00	)(a)	(0.00	)(a)	0.02	(0.03)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(0.98)		2.76		(6.50)	(3.38)	(1.55)	3.79
Total from investment operations	(0.98)		2.76		(6.48)	(3.41)	(1.57)	3.81
Distributions to shareholders from:
Net investment income	—		(0.02)		—	—	—	(0.01)
Return of capital	—		0.00	(a)	—	—	—	(0.07)
Total distributions	—		(0.02)		—	—	—	(0.08)
Net asset value at end of period	$9.35		$10.33		$7.59	$14.07	$17.48	$19.05
Share price at end of period***	$9.35		$10.32		$7.60
NET ASSET VALUE, TOTAL RETURN****	(9.49)%		36.39%		(46.06)%	(19.51)%	(8.24)%	24.94%
SHARE PRICE TOTAL RETURN****	(9.40)%		36.08%		(45.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$44,883		$55,290		$39,484	$84,428	$159,052	$112,416
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapturer	0.70	%†	0.70%		0.70%	0.70%	0.71%	0.73%†
Expenses, prior to (Waivers) and/or Recapturer	0.92	%†	0.85%		0.89%	0.73%	0.79%	0.83%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.04	)%†	(0.04)%		0.17%	(0.17)%	(0.09)%	0.17%†
Portfolio turnover rate ††	30%		57%		50%	42%	16%	6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00	(a)	$0.00 (a)	$0.01	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

49

Financial Highlights (Continued)

PowerShares Morningstar StockInvestor Core Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,					For the Period December 1, 2006* Through
	(Unaudited)		2010		2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.31		$15.59		$27.90		$28.04	$25.19
Net investment income**	0.09		0.05		0.10		0.01	0.00	(a)
Net realized and unrealized gain (loss) on investments	(1.36)		4.76		(12.35)		(0.14)	2.86
Total from investment operations	(1.27)		4.81		(12.25)		(0.13)	2.86
Distributions to shareholders from:
Net investment income	(0.06)		(0.09)		(0.06)		(0.01)	0.00	(a)
Return of capital	—		—		—		0.00 (a)	(0.01)
Total distributions	(0.06)		(0.09)		(0.06)		(0.01)	(0.01)
Net asset value at end of period	$18.98		$20.31		$15.59		$27.90	$28.04
Share price at end of period***	$19.00		$20.31		$15.58
NET ASSET VALUE, TOTAL RETURN****	(6.24)%		31.03%		(43.93)%		(0.45)%	11.36%
SHARE PRICE TOTAL RETURN****	(6.14)%		31.11%		(43.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,085		$19,290		$26,508		$41,850	$33,650
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapturer	0.57	%†	0.70%		0.70%		0.73%	0.75	%†
Expenses, prior to (Waivers) and/or Recapturer	1.43	%†	1.09%		0.94%		0.95%	1.21	%†
Net investment income, after (Waivers) and/or Recapture	0.94	%†	0.27%		0.47%		0.03%	0.03	%†
Portfolio turnover rate ††	91%		127%		113%		77%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00	(a)

PowerShares NASDAQ-100 BuyWrite Portfolio

	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010		For the Period June 9, 2008* Through April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.14	$18.41		$24.86
Net investment income (loss)**	0.03	(0.00	)(a)	(0.01)
Net realized and unrealized gain (loss) on investments	0.18	5.00		(6.44)
Total from investment operations	0.21	5.00		(6.45)
Distributions to shareholders from:
Net investment income	—	(1.12)		—
Net realized gains	—	(0.15)		—
Total distributions	—	(1.27)		—
Net asset value at end of period	$22.35	$22.14		$18.41
Share price at end of period***	$22.24	$22.17		$18.43
NET ASSET VALUE, TOTAL RETURN****	0.95%	27.23%		(25.95	)%(b)
SHARE PRICE TOTAL RETURN****	0.32%	27.28%		(25.87	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,586	$11,070		$5,524
Ratio to average net assets of:
Expenses	0.75%†	0.75%		0.75	%†
Net investment income (loss)	0.27%†	(0.02)%		(0.07	)%†
Portfolio turnover rate ††	32%	75%		65%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.15	$(0.29)		$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (23.83)%. The share price total return from Fund Inception to April 30, 2009 was (23.97)%.

See Notes to Financial Statements.

50

Financial Highlights (Continued)

PowerShares S&P 500 BuyWrite Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,			For the Period December 19, 2007* Through
	(Unaudited)		2010		2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.52		$17.54		$25.00	$24.97
Net investment income**	0.15		0.27		0.38	0.09
Net realized and unrealized gain (loss) on investments	(0.14)		4.00		(7.38)	(0.01)
Total from investment operations	0.01		4.27		(7.00)	0.08
Distributions to shareholders from:
Net investment income	(0.13)		(0.29)		(0.46)	(0.05)
Net asset value at end of period	$21.40		$21.52		$17.54	$25.00
Share price at end of period***	$21.42		$21.52		$17.59
NET ASSET VALUE, TOTAL RETURN****	0.05%		24.48%		(28.26)%	0.33	%(b)
SHARE PRICE TOTAL RETURN****	0.14%		24.11%		(28.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$157,305		$167,840		$84,211	$7,500
Ratio to average net assets of:
Expenses	0.75	%†	0.75%		0.75%	0.75	%†
Net investment income	1.43	%†	1.35%		2.09%	1.12	%†
Portfolio turnover rate ††	33%		51%		83%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.05)	$0.09

PowerShares S&P 500® High Quality Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,						For the Period December 6, 2005* Through
	(Unaudited)		2010		2009		2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.21		$9.60		$16.76		$17.59	$17.09	$15.52
Net investment income (loss)**	0.06		0.00	(a)	0.04		(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.47		2.64		(7.19)		(0.81)	0.51	1.59
Total from investment operations	0.53		2.64		(7.15)		(0.83)	0.50	1.57
Distributions to shareholders from:
Net investment income	—		(0.03)		(0.01)		—	—	—
Net asset value at end of period	$12.74		$12.21		$9.60		$16.76	$17.59	$17.09
Share price at end of period***	$12.75		$12.21		$9.60
NET ASSET VALUE, TOTAL RETURN****	4.34%		27.63%		(42.66)%		(4.72)%	2.93%	10.12%
SHARE PRICE TOTAL RETURN****	4.42%		27.63%		(42.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$103,830		$67,746		$71,048		$177,669	$272,608	$182,810
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.56	%†	0.70%		0.70%		0.70%	0.70%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.82	%†	0.80%		0.72%		0.70%	0.75%	0.78	%†
Net investment income (loss), after (Waivers) and/or Recapture	1.04	%†	(0.03)%		0.27%		(0.12)%	(0.06)%	(0.30	)%†
Portfolio turnover rate ††	78%		138%		143%		101%	113%	39%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02		$(0.00	)(a)	$(0.00	)(a)	$0.01	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was (0.19)%.

See Notes to Financial Statements.

51

Financial Highlights (Continued)

PowerShares Water Resources Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period December 6, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.05	$14.04	$20.66	$19.20	$18.25	$15.32
Net investment income**	0.06	0.09	0.08	0.08	0.17	0.02
Net realized and unrealized gain (loss) on investments	(0.72)	4.03	(6.64)	1.46	0.95	2.94
Total from investment operations	(0.66)	4.12	(6.56)	1.54	1.12	2.96
Distributions to shareholders from:
Net investment income	(0.03)	(0.11)	(0.06)	(0.08)	(0.17)	(0.03)
Net asset value at end of period	$17.36	$18.05	$14.04	$20.66	$19.20	$18.25
Share price at end of period***	$17.36	$18.05	$14.02
NET ASSET VALUE, TOTAL RETURN****	(3.67)%	29.48%	(31.76)%	8.02%	6.26%	19.38%
SHARE PRICE TOTAL RETURN****	(3.67)%	29.67%	(31.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,119,172	$1,335,033	$1,220,027	$2,196,652	$1,606,782	$991,208
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.64%	0.64%	0.64%	0.66%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.65%†	0.64%	0.64%	0.63%	0.67%	0.70	%†
Net investment income, after (Waivers) and/or Recapture	0.67%†	0.57%	0.49%	0.39%	0.96%	0.40	%†
Portfolio turnover rate ††	7%	20%	33%	23%	27%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.01)	$0.01	$0.02	—

PowerShares WilderHill Clean Energy Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,
	(Unaudited)		2010	2009		2008	2007		2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.12		$9.03	$20.94		$19.29	$22.38		$12.86
Net investment income (loss)**	(0.00	)(a)	(0.02)	(0.02)		(0.07)	0.04		(0.07)
Net realized and unrealized gain (loss) on investments	(0.09)		1.11	(11.89)		1.72	(3.08)		9.59
Total from investment operations	(0.09)		1.09	(11.91)		1.65	(3.04)		9.52
Distributions to shareholders from:
Net investment income	—		—	—		—	(0.05)		—
Return of capital	—		—	—		—	0.00	(a)	—
Total distributions	—		—	—		—	(0.05)		—
Net asset value at end of period	$10.03		$10.12	$9.03		$20.94	$19.29		$22.38
Share price at end of period***	$10.00		$10.11	$8.99
NET ASSET VALUE, TOTAL RETURN****	(0.89)%		12.07%	(56.88)%		8.55%	(13.58)%		74.03%
SHARE PRICE TOTAL RETURN****	(1.09)%		12.46%	(57.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$559,169		$657,486	$658,400		$1,473,893	$914,345		$722,940
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70	%†	0.70%	0.69%		0.67%	0.70%		0.71%
Expenses, prior to (Waivers) and/or Recapture	0.75	%†	0.70%	0.69%		0.67%	0.69%		0.75%
Net investment income (loss), after (Waivers) and/or Recapture	(0.11	)%†	(0.18)%	(0.12)%		(0.32)%	0.24	%†††	(0.39)%
Portfolio turnover rate ††	13%		42%	41%		20%	41%		6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$(0.00	)(a)	$(0.02)	$0.01		—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

52

Financial Highlights (Continued)

PowerShares WilderHill Progressive Energy Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,			For the Period October 24, 2006* Through
	(Unaudited)		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.19		$17.38	$28.23	$28.63	$24.91
Net investment income**	0.06		0.14	0.13	0.09	0.06
Net realized and unrealized gain (loss) on investments	0.15		7.81	(10.91)	(0.36)	3.68
Total from investment operations	0.21		7.95	(10.78)	(0.27)	3.74
Distributions to shareholders from:
Net investment income	(0.08)		(0.14)	(0.07)	(0.12)	(0.02)
Return of capital	—		—	—	(0.01)	—
Total distributions	(0.08)		(0.14)	(0.07)	(0.13)	(0.02)
Net asset value at end of period	$25.32		$25.19	$17.38	$28.23	$28.63
Share price at end of period***	$25.30		$25.19	$17.38
NET ASSET VALUE, TOTAL RETURN****	0.86%		45.96%	(38.23)%	(0.96)%	15.01%
SHARE PRICE TOTAL RETURN****	0.78%		45.96%	(38.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,226		$60,451	$39,970	$62,097	$22,905
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70	%†	0.70%	0.70%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	0.87	%†	0.84%	0.86%	0.88%	1.09	%†
Net investment income, after (Waivers) and/or Recapture	0.50	%†	0.63%	0.62%	0.30%	0.45	%†
Portfolio turnover rate ††	17%		52%	32%	31%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.01	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

53

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Fund Name	Short Name
PowerShares Aerospace & Defense Portfolio	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio	"DWA Technical LeadersTM Portfolio"

PowerShares Global Listed Private Equity Portfolio	"Global Listed Private Equity Portfolio"

PowerShares Golden Dragon Halter USX China Portfolio	"Golden Dragon Halter USX China Portfolio"

PowerShares Lux Nanotech Portfolio	"Lux Nanotech Portfolio"

PowerShares Morningstar StockInvestor Core Portfolio	"Morningstar StockInvestor Core Portfolio"

PowerShares NASDAQ-100 BuyWrite Portfolio	"NASDAQ-100 BuyWrite Portfolio"

PowerShares S&P 500 BuyWrite Portfolio	"S&P 500 BuyWrite Portfolio"

PowerShares S&P 500® High Quality Portfolio	"S&P 500® High Quality Portfolio"

PowerShares Water Resources Portfolio	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio	"WilderHill Progressive Energy Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc., except for Shares of the NASDAQ-100 BuyWrite Portfolio which are listed and traded on the NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	The Cleantech IndexTM

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Global Listed Private Equity Portfolio	Global Listed Private Equity IndexSM

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Fund	Index
Lux Nanotech Portfolio	Lux Nanotech IndexTM

Morningstar StockInvestor Core Portfolio	Morningstar® StockInvestor Core IndexSM

NASDAQ-100 BuyWrite Portfolio	CBOE NASDAQ-100 BuyWrite IndexTM

S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with General Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

With respect to the Water Resources Portfolio, the Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Diversified Fund Risk. Except for CleantechTM Portfolio, each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Foreign Investment Risk. The CleantechTM Portfolio's and the Global Listed Private Equity Portfolio's investments in the securities of non-U.S. issuers, including depositary receipts, involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risk of Investing in Listed Private Equity Companies. There are certain risks inherent in the Global Listed Private Equity Portfolio's investments in listed private equity companies, which encompass business development companies ("BDCs") and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may only incur indebtedness in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies which involve greater risk than well-established publicly-traded companies. To the extent that the Fund invests in BDCs or other investment companies, a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly the expenses of the BDCs or other investment companies.

The Fund may not acquire greater than 3% of the total outstanding shares of BDCs or other investment companies. As a result, this limitation could inhibit the Fund's ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques which could increase the risk of tracking error.

Risks of Investing in MLP Units. The Global Listed Private Equity Portfolio's investments in master limited partnerships ("MLP") units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

China Exposure Risk. The value of the securities of companies which derive the majority of their revenues from China included in the Golden Dragon Halter USX China Portfolio is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

Nanotechnology Industry Concentration Risk. Small technology companies included in the Lux Nanotech Portfolio are especially risky and may be less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies are generally subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio have agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When a Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently "marked-to-market" to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk; the Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Writing Covered Call Option Risk. By writing covered call options, in return for the receipt of premiums, the NASDAQ-100 BuyWrite Portfolio and the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the NASDAQ-100 Index above the exercise prices of the Written Options, but will continue to bear the risk of declines in the value of the NASDAQ-100 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Note 3. Derivative Investments

S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio have implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at six-month period ended October 31, 2010

The table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of October 31, 2010:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
NASDAQ-100 BuyWrite Portfolio
Equity risk
Options written contracts	$—	$(197,910)
S&P 500 BuyWrite Portfolio
Equity risk
Options written contracts	$—	$(3,483,270)

Effect of Derivative Instruments for the six-month period ended October 31, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statements of Operations
Options
NASDAQ-100 BuyWrite Portfolio*
Realized Gain (Loss)
Equity risk	$(133,253)
Change in Unrealized Appreciation (Depreciation)
Equity risk	(60,818)
Total	$(194,071)

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Location of Gain (Loss) on Statements of Operations
Options
S&P 500 BuyWrite Portfolio**
Realized Gain (Loss)
Equity risk	$(551,645)
Change in Unrealized Appreciation (Depreciation)
Equity risk	8,711
Total	$(542,934)

*  The average value of outstanding options during the six-month period was $151,634.

**  The average value of outstanding options during the six-month period was $3,103,150.

NASDAQ-100 BuyWrite Portfolio

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	64	$189,713
Written	249	1,130,073
Closed	(149)	(720,935)
Expired	(137)	(461,759)
End of period	27	$137,092

Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)
Call Option NASDAQ-100 Index	Nov-10	$2,075	27	$137,092	$197,910	$(60,818)

S&P 500 BuyWrite Portfolio

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,429	$2,584,600
Written	8,622	23,348,810
Closed	(4,447)	(13,060,990)
Expired	(4,246)	(9,380,439)
End of period	1,358	$3,491,981

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Call Option S&P 500 Index	Nov-10	$1,175	1,358	$3,491,981	$3,483,270	$8,711

Note 4. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio each have agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds in which the Global Listed Private Equity Portfolio invests and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has agreed to indemnify the Global Listed Private Equity Portfolio for certain potential claims, which may be brought by shareholders, who allege an omission or misstatement in the Fund's registration statement.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The Excess Expense Agreement does not apply to the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio.

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13	10/31/13
Aerospace & Defense Portfolio	$120,936	$9,866	$39,737	$36,343	$34,990
CleantechTM Portfolio	175,271	9,300	71,541	60,571	33,859
DWA Technical LeadersTM Portfolio	54,923	—	—	39,894	15,029
Global Listed Private Equity Portfolio	96,318	—	65,611	30,666	41
Golden Dragon Halter USX China Portfolio	200,651	—	89,864	72,246	38,541
Lux Nanotech Portfolio	268,396	20,858	115,193	80,942	51,403
Morningstar StockInvestor Core Portfolio	299,907	37,267	91,574	97,515	73,551
S&P 500® High Quality Portfolio	216,298	12,484	43,024	67,890	92,900
WilderHill Clean Energy Portfolio	263,572	—	19,058	93,977	150,537
WilderHill Progressive Energy Portfolio	228,881	29,586	78,641	75,070	45,584

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Captial Indices LLC

DWA Technical LeadersTM Portfolio	Dorsey Wright & Associates, Inc.

Global Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Golden Dragon Halter USX China Portfolio	Halter Financial Group, Inc.

Lux Nanotech Portfolio	Lux Research, Inc.

Morningstar StockInvestor Core Portfolio	Morningstar, Inc.

NASDAQ-100 BuyWrite Portfolio	NASDAQ OMX Group, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc.

S&P 500® High Quality Portfolio	Standard & Poor's Financial Services LLC

Water Resources Portfolio	Hydrogen Ventures

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ-100 BuyWrite Portfolio and S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the six-month period ended October 31, 2010, there were no significant transfers between investment levels, unless otherwise noted.

	Investments in Securities
	Level 1		Level 2	Level 3	Total
Aerospace & Defense Portfolio
Equity Securities	$110,057,907		$—	$—	$110,057,907
Money Market Fund	26,057		—	—	26,057
Total Investments	110,083,964		—	—	110,083,964
CleantechTM Portfolio
Equity Securities	151,249,062	*	—	—	151,249,062
Money Market Fund	59,260		—	—	59,260
Total Investments	151,308,322		—	—	151,308,322

*  Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Investments in Securities
	Level 1		Level 2	Level 3	Total
DWA Technical LeadersTM Portfolio
Equity Securities	$259,274,118		$—	$—	$259,274,118
Money Market Fund	94,749		—	—	94,749
Total Investments	259,368,867		—	—	259,368,867
Global Listed Private Equity Portfolio
Equity Securities	276,080,280	*	—	—	276,080,280
Money Market Fund	132,869		—	—	132,869
Total Investments	276,213,149		—	—	276,213,149
Golden Dragon Halter USX China Portfolio
Equity Securities	468,088,122		—	—	468,088,122
Money Market Fund	582,572		—	—	582,572
Total Investments	468,670,694		—	—	468,670,694
Lux Nanotech Portfolio
Equity Securities	44,665,105		—	—	44,665,105
Money Market Fund	49,397		—	—	49,397
Total Investments	44,714,502		—	—	44,714,502
Morningstar StockInvestor Core Portfolio
Equity Securities	17,088,542		—	—	17,088,542
Money Market Fund	38,040		—	—	38,040
Total Investments	17,126,582		—	—	17,126,582
NASDAQ-100 BuyWrite Portfolio
Equity Securities	5,789,153		—	—	5,789,153
Call Options Written**	197,910		—	—	197,910
Total Investments	5,987,063		—	—	5,987,063
S&P 500 BuyWrite Portfolio
Equity Securities	160,754,368		—	—	160,754,368
Call Options Written**	3,483,270		—	—	3,483,270
Total Investments	164,237,638		—	—	164,237,638
S&P 500® High Quality Portfolio
Equity Securities	103,762,979		—	—	103,762,979
Money Market Fund	99,591		—	—	99,591
Total Investments	103,862,570		—	—	103,862,570
Water Resources Portfolio
Equity Securities	1,119,227,876		—	—	1,119,227,876
Money Market Fund	672,424		—	—	672,424
Total Investments	1,119,900,300		—	—	1,119,900,300

*  Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

**  Included at unrealized appreciation.

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Investments in Securities
	Level 1	Level 2	Level 3	Total
WilderHill Clean Energy Portfolio
Equity Securities	$559,129,025	$—	$—	$559,129,025
Money Market Fund	1,029,190	—	—	1,029,190
Total Investments	560,158,215	—	—	560,158,215
WilderHill Progressive Energy Portfolio
Equity Securities	58,212,798	—	—	58,212,798
Money Market Fund	88,779	—	—	88,779
Total Investments	58,301,577	—	—	58,301,577

Note 6. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the six-month period ended October 31, 2010.

Water Resources Portfolio

	Value April 30, 2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2010	Dividend Income
Ameron International Corp.	$57,586,206	$1,903,244	$(13,136,538)	$3,189,598	$(5,153,804)	$44,388,706	$397,220
Badger Meter, Inc.	55,772,802	1,546,748	(8,499,186)	(2,614,083)	2,260,932	48,467,213	327,759
Consolidated Water Co. Ltd. (Cayman Islands)	18,519,265	1,226,256	(1,286,369)	(3,948,213)	(1,115,675)	13,395,264	189,808
Gorman-Rupp Co. (The)	41,609,621	819,660	(9,061,369)	2,618,733	(631,248)	35,355,397	283,825
Layne Christensen Co.	39,022,469	1,480,991	(6,033,375)	(110,694)	380,898	34,740,289	—
Lindsay Corp.	42,735,908	1,976,813	(1,912,289)	23,571,719	(1,588,540)	64,783,611	183,099
Mueller Water Products, Inc., Class A	46,394,068	12,667,415	(5,164,699)	(21,293,308)	136,851	32,740,327	287,138
Northwest Pipe Co.	20,051,776	751,816	(773,781)	(3,547,411)	(836,769)	15,645,631	—
Total Investments in Affiliates	$321,692,115	$22,372,943	$(45,867,606)	$(2,133,659)	$(6,547,355)	$289,516,438	$1,668,849

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the six-month period ended October 31, 2010.

S&P 500 BuyWrite Portfolio

	Value April 30, 2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2010	Dividend Income
Invesco Ltd	$156,056	$25,975	$(25,191)	$2,313	$2,675	$161,828	$1,539

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	Total*
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$7,470,897	$6,428,813	$16,378,675
CleantechTM Portfolio	—	—	1,171,839	14,341,075	25,186,026	40,698,940
DWA Technical LeadersTM Portfolio	—	—	5,046,566	92,771,702	60,219,842	158,038,110
Global Listed Private Equity Portfolio	—	—	4,388,498	7,687,052	46,663,999	58,739,549
Golden Dragon Halter USX China Portfolio	1,018,146	3,128,677	1,235,904	22,836,421	74,072,167	102,291,315
Lux Nanotech Portfolio	—	3,986,980	793,005	27,406,131	14,663,516	46,849,632
Morningstar StockInvestor Core Portfolio	—	—	3,798,072	6,546,039	17,101,970	27,446,081
NASDAQ-100 BuyWrite Portfolio**	—	—	—	—	—	—
S&P 500 BuyWrite Portfolio***	—	—	—	—	—	—
S&P 500® High Quality Portfolio	—	28,753,751	21,013,690	37,241,965	42,441,118	129,450,524
Water Resources Portfolio	—	11,876,489	3,553,481	93,208,162	265,948,030	374,586,162
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	261,712,498	460,657,845	858,709,990
WilderHill Progressive Energy Portfolio	—	—	179,432	8,319,827	12,433,887	20,933,146

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 8. Investment Transactions

For the six-month period ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$7,857,367	$7,944,510
CleantechTM Portfolio	19,678,216	19,561,612
DWA Technical LeadersTM Portfolio	65,584,927	64,530,366
Global Listed Private Equity Portfolio	78,596,587	76,534,333

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Purchases	Sales
Golden Dragon Halter USX China Portfolio	$34,871,505	$31,395,966
Lux Nanotech Portfolio	14,013,807	14,873,469
Morningstar StockInvestor Core Portfolio	15,584,698	16,044,763
NASDAQ-100 BuyWrite Portfolio	2,531,053	6,740,413
S&P 500 BuyWrite Portfolio	58,613,819	51,992,494
S&P 500® High Quality Portfolio	55,846,960	55,546,110
Water Resources Portfolio	73,283,787	89,336,271
WilderHill Clean Energy Portfolio	76,806,509	73,528,944
WilderHill Progressive Energy Portfolio	9,502,431	9,552,109

For the six-month period ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$—	$18,761,599
CleantechTM Portfolio	—	6,983,442
DWA Technical LeadersTM Portfolio	176,983,715	86,955,680
Global Listed Private Equity Portfolio	47,192,701	—
Golden Dragon Halter USX China Portfolio	23,344,672	53,589,053
Lux Nanotech Portfolio	1,321,042	5,198,549
Morningstar StockInvestor Core Portfolio	14,126,017	14,575,824
NASDAQ-100 BuyWrite Portfolio	—	1,125,389
S&P 500 BuyWrite Portfolio	—	15,703,946
S&P 500® High Quality Portfolio	90,987,961	59,133,756
Water Resources Portfolio	31,768,067	165,554,096
WilderHill Clean Energy Portfolio	74,739,686	163,637,145
WilderHill Progressive Energy Portfolio	1,376,957	3,610,744

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At October 31, 2010, costs of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$137,522,871	$(27,438,907)	$3,380,244	$(30,819,151)
CleantechTM Portfolio	145,346,964	5,961,358	22,208,578	(16,247,220)
DWA Technical LeadersTM Portfolio	222,952,162	36,416,705	38,229,430	(1,812,725)
Global Listed Private Equity Portfolio	228,926,317	47,286,832	50,398,517	(3,111,685)
Golden Dragon Halter USX China Portfolio	428,426,972	40,243,722	85,746,220	(45,502,498)
Lux Nanotech Portfolio	45,646,324	(931,822)	5,219,770	(6,151,592)

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Morningstar StockInvestor Core Portfolio	$15,701,231	$1,425,351	$1,750,132	$(324,781)
NASDAQ-100 BuyWrite Portfolio	3,541,501	2,247,652	2,320,901	(73,249)
S&P 500 BuyWrite Portfolio	133,568,528	27,185,840	29,223,408	(2,037,568)
S&P 500® High Quality Portfolio	94,753,801	9,108,769	9,236,477	(127,708)
Water Resources Portfolio	1,135,161,989	(15,261,689)	107,218,708	(122,480,397)
WilderHill Clean Energy Portfolio	649,641,224	(89,483,009)	71,575,350	(161,058,359)
WilderHill Progressive Energy Portfolio	50,124,243	8,177,334	11,923,080	(3,745,746)

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 12. Subsequent Events

On October 5, 2010, the PowerShares Board of Trustees approved the liquidation of the PowerShares NASDAQ-100 BuyWrite Portfolio, which occurred on December 21, 2010.

70

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-SAR-4

2010 Semi-Annual Report to Shareholders

October 31, 2010

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares NASDAQ Internet Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio	6

PowerShares Dynamic Consumer Discretionary Sector Portfolio	8

PowerShares Dynamic Consumer Staples Sector Portfolio	10

PowerShares Dynamic Energy Sector Portfolio	12

PowerShares Dynamic Financial Sector Portfolio	14

PowerShares Dynamic Healthcare Sector Portfolio	16

PowerShares Dynamic Industrials Sector Portfolio	18

PowerShares Dynamic Technology Sector Portfolio	20

PowerShares Dynamic Telecommunications & Wireless Portfolio	22

PowerShares Dynamic Utilities Portfolio	24

PowerShares NASDAQ Internet Portfolio	25

Statements of Assets and Liabilities	28

Statements of Operations	30

Statements of Changes in Net Assets	32

Financial Highlights	36

Notes to Financial Statements	42

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	999	406	20	3	0	0	0
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	999	390	17	4	0	0	2
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	999	373	15	6	0	0	2
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	999	353	15	7	1	0	0
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	999	383	23	8	1	1	1
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	999	320	13	12	0	0	0
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	999	416	13	7	0	0	1
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	999	373	55	9	1	1	1
PTE	PowerShares Dynamic Telecommunications & Wireless Portfolio	12/6/05	1213	439	42	8	2	0	0
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	1241	453	26	5	1	1	1
PNQI	PowerShares NASDAQ Internet Portfolio	6/12/08	547	178	9	3	1	2	2

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	556	12	2	0	0	0
PEZ	575	9	1	0	0	1
PSL	595	7	1	0	0	0
PXI	607	10	5	0	0	1
PFI	552	19	5	4	2	0
PTH	645	9	0	0	0	0
PRN	551	11	0	0	0	0
PTF	544	12	1	0	0	2
PTE	678	28	8	2	3	3
PUI	738	15	0	0	1	0
PNQI	346	4	1	0	0	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

In pursuing its investment objective, PowerShares Dynamic Financial Sector Portfolio (the "Fund") may invest a portion of its assets in investment companies. The Fund indirectly bears a pro rata share of the fees and expenses of the underlying fund in which the Fund invests. The effect of such expenses are included in the Fund's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio Actual	$1,000.00	$1,063.52	0.65%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Consumer Discretionary Sector Portfolio Actual	$1,000.00	$991.28	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Consumer Staples Sector Portfolio Actual	$1,000.00	$1,042.88	0.65%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Energy Sector Portfolio Actual	$1,000.00	$1,070.82	0.65%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Financial Sector Portfolio Actual	$1,000.00	$965.06	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Healthcare Sector Portfolio Actual	$1,000.00	$981.70	0.65%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Industrials Sector Portfolio Actual	$1,000.00	$1,043.98	0.65%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Technology Sector Portfolio Actual	$1,000.00	$1,016.10	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Telecommunications & Wireless Portfolio Actual	$1,000.00	$1,052.51	0.63%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Utilities Portfolio Actual	$1,000.00	$1,053.38	0.63%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares NASDAQ Internet Portfolio Actual	$1,000.00	$1,234.37	0.60%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

5

Portfolio Composition

PowerShares Dynamic Basic Materials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Chemicals - Specialty	26.4
Chemicals - Diversified	14.8
Paper & Related Products	11.2
Metal - Copper	5.8
Containers - Metal/Glass	5.1
Containers - Paper/Plastic	5.1
Coatings/Paint	5.0
Industrial Gases	4.6
Metal - Aluminum	4.1
Agricultural Chemicals	2.7
Metal - Iron	2.3
Gold Mining	2.2
Chemicals - Plastics	1.5
Diversified Manufacturing Operations	1.5
Water Treatment Systems	1.4
Consumer Products - Miscellaneous	1.3
Metal Products - Distribution	1.3
Steel - Producers	1.3
Diversified Minerals	1.2
Miscellaneous Manufacturing	1.2
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Chemicals—2.7%
22,967	Mosaic Co. (The)	$1,680,266
	Chemicals - Diversified—14.8%
27,036	Celanese Corp., Series A	963,833
54,139	Dow Chemical Co. (The)	1,669,105
32,632	E.I. du Pont de Nemours & Co.	1,542,841
11,574	FMC Corp.	846,059
25,969	Innophos Holdings, Inc.	953,582
19,947	PPG Industries, Inc.	1,529,935
27,576	Rockwood Holdings, Inc.*	935,378
27,453	Westlake Chemical Corp.	877,398
		9,318,131
	Chemicals - Plastics—1.5%
74,488	PolyOne Corp.*	962,385
	Chemicals - Specialty—26.4%
17,960	Albemarle Corp.	900,335
23,526	Arch Chemicals, Inc.	835,408
15,461	Ashland, Inc.	798,252
29,604	Balchem Corp.	904,698

Number of Shares		Value
	Common Stocks (Continued)
25,428	Cabot Corp.	$865,061
15,304	Cytec Industries, Inc.	757,854
11,943	Eastman Chemical Co.	938,362
28,103	Ecolab, Inc.	1,386,040
70,872	Ferro Corp.*	972,364
15,818	International Flavors & Fragrances, Inc.	793,431
14,260	Lubrizol Corp. (The)	1,461,507
13,818	Minerals Technologies, Inc.	810,702
117,932	Omnova Solutions, Inc.*	941,097
24,319	Quaker Chemical Corp.	885,698
26,361	Sensient Technologies Corp.	851,724
25,020	Sigma-Aldrich Corp.	1,586,768
28,540	W.R. Grace & Co.*	914,992
		16,604,293
	Coatings/Paint—5.0%
24,727	Kronos Worldwide, Inc.*	1,000,207
19,053	Sherwin-Williams Co. (The)	1,390,298
23,854	Valspar Corp. (The)	765,713
		3,156,218

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Products - Miscellaneous—1.3%
14,983	Scotts Miracle-Gro Co. (The), Class A	$800,092
	Containers - Metal/Glass—5.1%
12,923	Ball Corp.	831,724
26,118	Crown Holdings, Inc.*	840,739
12,540	Greif, Inc., Class A	736,600
24,451	Silgan Holdings, Inc.	825,221
		3,234,284
	Containers - Paper/Plastic—5.1%
31,822	Packaging Corp. of America	777,412
14,704	Rock-Tenn Co., Class A	835,922
34,929	Sealed Air Corp.	808,606
22,914	Sonoco Products Co.	767,619
		3,189,559
	Diversified Manufacturing Operations—1.5%
34,779	Koppers Holdings, Inc.	969,639
	Diversified Minerals—1.2%
27,558	AMCOL International Corp.	764,459
	Gold Mining—2.2%
22,323	Newmont Mining Corp.	1,358,801
	Industrial Gases—4.6%
17,983	Air Products & Chemicals, Inc.	1,528,015
15,332	Praxair, Inc.	1,400,425
		2,928,440
	Metal Products - Distribution—1.3%
51,120	A.M. Castle & Co.*	787,248
	Metal - Aluminum—4.1%
129,683	Alcoa, Inc.	1,702,738
89,350	Noranda Aluminum Holding Corp.*	886,352
		2,589,090
	Metal - Copper—5.8%
18,795	Freeport-McMoRan Copper & Gold, Inc.	1,779,511
44,478	Southern Copper Corp.	1,903,658
		3,683,169
	Metal - Iron—2.3%
22,224	Cliffs Natural Resources, Inc.	1,449,005
	Miscellaneous Manufacturing—1.2%
17,376	AptarGroup, Inc.	779,835
	Paper & Related Products—11.2%
109,279	Boise, Inc.*	792,273
60,833	Buckeye Technologies, Inc.	1,098,036
10,822	Clearwater Paper Corp.*	873,876
12,097	Domtar Corp.	960,018

Number of Shares		Value
	Common Stocks (Continued)
65,667	International Paper Co.	$1,660,062
63,533	KapStone Paper and Packaging Corp.*	813,222
33,440	MeadWestvaco Corp.	860,411
		7,057,898
	Steel - Producers—1.3%
19,178	Reliance Steel & Aluminum Co.	802,599
	Water Treatment Systems—1.4%
31,934	Nalco Holding Co.	899,900
	Total Common Stocks (Cost $50,895,678)	63,015,311
	Money Market Fund—0.1%
39,873	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $39,873)	39,873
	Total Investments (Cost $50,935,551)—100.1%	63,055,184
	Liabilities in excess of other assets—(0.1%)	(75,157)
	Net Assets—100.0%	$62,980,027

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Consumer Discretionary Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Retail	48.4
Apparel	13.5
Media	8.9
Auto Parts & Equipment	6.3
Commercial Services	6.3
Advertising	2.7
Household Products/Wares	2.5
Distribution/Wholesale	2.4
Home Furnishings	1.9
Leisure Time	1.5
Airlines	1.4
Housewares	1.4
Lodging	1.4
Textiles	1.4
Money Market Fund	0.3
Other	(0.3)

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—2.7%
10,734	Omnicom Group, Inc.	$471,866
	Airlines—1.4%
4,664	Alaska Air Group, Inc.*	246,259
	Apparel—13.5%
10,376	Coach, Inc.	518,800
4,598	Deckers Outdoor Corp.*	267,144
5,400	NIKE, Inc., Class B	439,776
10,208	Oxford Industries, Inc.	235,090
55,572	Quiksilver, Inc.*	231,735
5,185	VF Corp.	431,599
4,904	Warnaco Group, Inc. (The)*	260,452
		2,384,596
	Auto Parts & Equipment—6.3%
3,772	Autoliv, Inc.	268,944
8,791	Dorman Products, Inc.*	320,784
12,415	Federal-Mogul Corp.*	246,189
5,906	TRW Automotive Holdings Corp.*	269,845
		1,105,762
	Commercial Services—6.3%
8,127	Arbitron, Inc.	205,776
15,375	H&R Block, Inc.	181,271
5,062	Monro Muffler Brake, Inc.	241,660
3,811	Pre-Paid Legal Services, Inc.*	229,346

Number of Shares		Value
	Common Stocks (Continued)
10,188	Rent-A-Center, Inc.	$256,126
		1,114,179
	Distribution/Wholesale—2.4%
8,923	Genuine Parts Co.	427,055
	Home Furnishings—1.9%
39,725	Select Comfort Corp.*	330,115
	Household Products/Wares—2.5%
10,666	American Greetings Corp., Class A	206,600
8,933	Helen of Troy Ltd.*	229,132
		435,732
	Housewares—1.4%
13,568	Newell Rubbermaid, Inc.	239,475
	Leisure Time—1.5%
3,785	Polaris Industries, Inc.	269,076
	Lodging—1.4%
8,750	Wyndham Worldwide Corp.	251,562
	Media—8.9%
16,703	Gannett Co., Inc.	197,931
5,676	John Wiley & Sons, Inc., Class A	244,976
6,921	Meredith Corp.	234,968
7,414	Time Warner Cable, Inc.	429,048
12,039	Viacom, Inc., Class B	464,585
		1,571,508

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Retail—48.4%
3,759	Advance Auto Parts, Inc.	$244,260
16,730	Asbury Automotive Group, Inc.*	241,247
19,082	Brown Shoe Co., Inc.	224,213
9,121	Cato Corp. (The), Class A	241,250
9,073	Cheesecake Factory, Inc. (The)*	264,206
4,715	Children's Place Retail Stores, Inc. (The)*	207,743
1,365	Chipotle Mexican Grill, Inc.*	286,937
4,623	Cracker Barrel Old Country Store, Inc.	249,133
9,016	Darden Restaurants, Inc.	412,121
9,750	Dress Barn, Inc. (The)*	223,665
8,592	DSW, Inc., Class A*	285,856
8,839	Family Dollar Stores, Inc.	408,097
15,387	Finish Line, Inc. (The), Class A	235,421
7,972	Genesco, Inc.*	261,163
13,329	Home Depot, Inc. (The)	411,600
5,483	Jos. A. Bank Clothiers, Inc.*	239,059
15,348	Limited Brands, Inc.	451,078
5,177	McDonald's Corp.	402,615
8,046	O'Reilly Automotive, Inc.*	470,691
2,618	Panera Bread Co., Class A*	234,337
8,670	Papa John's International, Inc.*	223,946
21,653	Ruby Tuesday, Inc.*	262,001
16,322	Starbucks Corp.	464,851
19,528	Talbots, Inc. (The)*	190,984
15,342	Texas Roadhouse, Inc.*	235,653
9,314	TJX Cos., Inc. (The)	427,419
8,813	Ulta Salon, Cosmetics & Fragrance, Inc.*	270,471
9,052	Yum! Brands, Inc.	448,617
		8,518,634
	Textiles—1.4%
5,163	UniFirst Corp.	237,653
	Total Common Stocks (Cost $15,052,569)	17,603,472
	Money Market Fund—0.3%
46,288	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $46,288)	46,288
	Total Investments (Cost $15,098,857)—100.3%	17,649,760
	Liabilities in excess of other assets—(0.3%)	(45,640)
	Net Assets—100.0%	$17,604,120

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Consumer Staples Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Food	39.1
Beverages	15.9
Retail	12.1
Agriculture	11.8
Cosmetics/Personal Care	10.2
Household Products/Wares	6.7
Pharmaceuticals	2.7
Electrical Components & Equipment	1.5
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—11.8%
41,217	Altria Group, Inc.	$1,047,736
13,688	Andersons, Inc. (The)	538,896
30,430	Archer-Daniels-Midland Co.	1,013,928
18,060	Philip Morris International, Inc.	1,056,510
16,812	Reynolds American, Inc.	1,091,099
		4,748,169
	Beverages—15.9%
7,729	Boston Beer Co., Inc., Class A*	553,319
8,160	Brown-Forman Corp., Class B	496,210
16,542	Coca-Cola Co. (The)	1,014,355
47,268	Coca-Cola Enterprises, Inc.	1,134,905
30,091	Constellation Brands, Inc., Class A*	593,695
13,556	Dr Pepper Snapple Group, Inc.	495,472
11,069	Hansen Natural Corp.*	566,843
38,890	National Beverage Corp.	556,127
14,489	PepsiCo, Inc.	946,132
		6,357,058
	Cosmetics/Personal Care—10.2%
16,185	Alberto-Culver Co.	603,539
17,114	Avon Products, Inc.	521,121
12,512	Colgate-Palmolive Co.	964,925
28,710	Inter Parfums, Inc.	502,138
15,536	Procter & Gamble Co. (The)	987,623
45,004	Revlon, Inc., Class A*	513,946
		4,093,292
	Electrical Components & Equipment—1.5%
7,944	Energizer Holdings, Inc.*	594,052
	Food—39.1%
46,447	B&G Foods, Inc.	568,976
16,087	Cal-Maine Foods, Inc.	466,040

Number of Shares		Value
	Common Stocks (Continued)
13,524	Campbell Soup Co.	$490,245
23,309	ConAgra Foods, Inc.	524,219
14,804	Corn Products International, Inc.	629,910
38,623	Del Monte Foods Co.	553,854
19,626	Flowers Foods, Inc.	500,070
23,097	Fresh Del Monte Produce, Inc.*	511,137
25,806	General Mills, Inc.	968,757
19,830	H.J. Heinz Co.	973,851
10,761	Hershey Co. (The)	532,562
11,752	Hormel Foods Corp.	539,652
13,349	J & J Snack Foods Corp.	572,272
8,688	J.M. Smucker Co. (The)	558,465
18,400	Kellogg Co.	924,784
24,926	Kroger Co. (The)	548,372
22,971	Lance, Inc.	522,361
12,637	McCormick & Co., Inc.	558,808
15,578	Ruddick Corp.	543,672
34,355	Sara Lee Corp.	492,307
325	Seaboard Corp.	602,566
33,120	Sysco Corp.	975,715
30,508	Tyson Foods, Inc., Class A	474,399
14,335	United Natural Foods, Inc.*	512,620
14,813	Weis Markets, Inc.	577,115
14,194	Whole Foods Market, Inc.*	564,212
		15,686,941
	Household Products/Wares—6.7%
7,834	Clorox Co. (The)	521,353
14,412	Kimberly-Clark Corp.	912,856
67,837	Prestige Brands Holdings, Inc.*	729,248
14,187	WD-40 Co.	523,358
		2,686,815

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Pharmaceuticals—2.7%
9,660	Mead Johnson Nutrition Co.	$568,201
11,895	USANA Health Sciences, Inc.*	522,429
		1,090,630
	Retail—12.1%
11,915	BJ's Wholesale Club, Inc.*	497,213
16,534	Costco Wholesale Corp.	1,037,839
19,007	Nu Skin Enterprises, Inc., Class A	581,614
26,783	Pantry, Inc. (The)*	520,929
19,217	PriceSmart, Inc.	563,635
55,686	Sally Beauty Holdings, Inc.*	677,699
18,216	Wal-Mart Stores, Inc.	986,761
		4,865,690
	Total Common Stocks (Cost $35,200,046)	40,122,647
	Money Market Fund—0.2%
73,044	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $73,044)	73,044
	Total Investments (Cost $35,273,090)—100.2%	40,195,691
	Liabilities in excess of other assets—(0.2%)	(74,619)
	Net Assets—100.0%	$40,121,072

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Energy Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Oil Companies - Exploration & Production	29.2
Oil Companies - Integrated	12.4
Oil - Field Services	10.4
Oil Field Machinery & Equipment	9.8
Coal	9.7
Pipelines	9.1
Gas - Distribution	8.8
Oil Refining & Marketing	5.1
Oil & Gas Drilling	2.9
Electric - Integrated	1.3
Retail - Petroleum Products	1.3
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Coal—9.7%
15,915	Alliance Holdings GP LP	$660,632
134,871	International Coal Group, Inc.*	757,975
39,133	James River Coal Co.*	677,392
26,684	Peabody Energy Corp.	1,411,583
32,329	Penn Virginia GP Holdings LP	811,781
8,910	Walter Energy, Inc.	783,724
		5,103,087
	Electric - Integrated—1.3%
21,946	NorthWestern Corp.	653,333
	Gas - Distribution—8.8%
14,294	Energen Corp.	638,084
35,978	NiSource, Inc.	622,779
22,408	Piedmont Natural Gas Co., Inc.	660,812
38,068	Questar Corp.	646,014
27,068	Southern Union Co.	680,219
19,636	Southwest Gas Corp.	682,547
22,831	UGI Corp.	686,985
		4,617,440
	Oil & Gas Drilling—2.9%
16,629	Helmerich & Payne, Inc.	711,388
24,553	Rowan Cos., Inc.*	807,794
		1,519,182
	Oil Companies - Exploration & Production—29.2%
12,807	Apache Corp.	1,293,763
18,939	Bill Barrett Corp.*	714,947

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
37,814	BreitBurn Energy Partners LP	$735,482
9,354	Cimarex Energy Co.	717,920
14,286	Clayton Williams Energy, Inc.*	853,160
14,748	Contango Oil & Gas Co.*	775,597
1,296	Contango ORE, Inc.*	583
28,153	Continental Resources, Inc.*	1,338,112
18,831	Devon Energy Corp.	1,224,392
57,187	Energy Partners Ltd.*	638,779
23,637	Forest Oil Corp.*	726,365
24,109	Newfield Exploration Co.*	1,437,379
15,279	Occidental Petroleum Corp.	1,201,388
104,925	PetroQuest Energy, Inc.*	585,481
24,201	Pioneer Southwest Energy Partners LP	700,861
54,650	Stone Energy Corp.*	854,179
69,757	W&T Offshore, Inc.	758,956
7,263	Whiting Petroleum Corp.*	729,496
		15,286,840
	Oil Companies - Integrated—12.4%
15,379	Chevron Corp.	1,270,459
21,568	ConocoPhillips	1,281,139
19,270	Exxon Mobil Corp.	1,280,877
37,241	Marathon Oil Corp.	1,324,663
20,918	Murphy Oil Corp.	1,363,017
		6,520,155
	Oil Field Machinery & Equipment—9.8%
36,519	Complete Production Services, Inc.*	855,640
17,553	Dresser-Rand Group, Inc.*	600,664

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dynamic Energy Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,022	FMC Technologies, Inc.*	$1,299,386
15,653	Lufkin Industries, Inc.	764,649
30,346	National Oilwell Varco, Inc.	1,631,401
		5,151,740
	Oil Refining & Marketing—5.1%
52,950	Frontier Oil Corp.	701,588
18,268	Sunoco, Inc.	684,502
71,570	Valero Energy Corp.	1,284,681
		2,670,771
	Oil - Field Services—10.4%
8,144	CARBO Ceramics, Inc.	682,223
39,392	Halliburton Co.	1,255,029
75,088	Newpark Resources, Inc.*	441,518
12,189	Oceaneering International, Inc.*	754,133
14,910	Oil States International, Inc.*	762,199
36,606	RPC, Inc.	805,698
7,982	SEACOR Holdings, Inc.*	756,295
		5,457,095
	Pipelines—9.1%
36,391	Cheniere Energy Partners LP	697,979
85,047	Crosstex Energy, Inc.	689,731
98,820	El Paso Corp.	1,310,353
11,661	Enbridge Energy Management LLC*	695,929
10,785	Kinder Morgan Management LLC*	665,111
14,186	ONEOK, Inc.	706,747
		4,765,850
	Retail - Petroleum Products—1.3%
23,304	World Fuel Services Corp.	657,872
	Total Common Stocks and Other Equity Interests (Cost $44,892,676)	52,403,365
	Money Market Fund—0.1%
37,685	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $37,685)	37,685
	Total Investments (Cost $44,930,361)—100.1%	52,441,050
	Liabilities in excess of other assets—(0.1%)	(31,106)
	Net Assets—100.0%	$52,409,944

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Financial Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Property/Casualty Insurance	20.9
Life/Health Insurance	20.1
Multi-line Insurance	11.6
Commercial Banks - Southern U.S.	6.7
Commercial Banks - Eastern U.S.	6.0
Super - Regional Banks - U.S.	5.0
Retail - Pawn Shops	4.4
Insurance Brokers	3.9
Finance - Consumer Loans	2.7
Investment Management/Advisor Services	2.7
Commercial Banks - Central U.S.	2.6
Finance - Credit Card	2.4
REITS - Hotels	1.6
Decision Support Software	1.5
Finance - Investment Banker/Broker	1.4
Paper & Related Products	1.4
Reinsurance	1.4
S&L/Thrifts - Eastern U.S.	1.3
Commercial Banks - Western U.S	1.2
Finance - Auto Loans	1.2
Money Market Fund	0.3
Other	(0.3)

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Commercial Banks - Central U.S.—2.6%
4,294	Cullen/Frost Bankers, Inc.	$225,177
7,933	First Financial Corp.	231,882
		457,059
	Commercial Banks - Eastern U.S.—6.0%
9,704	Community Bank System, Inc.	226,782
26,173	Fulton Financial Corp.	244,456
4,674	M&T Bank Corp.	349,382
10,774	NBT Bancorp, Inc.	237,567
		1,058,187
	Commercial Banks - Southern U.S.—6.7%
6,006	Bank of the Ozarks, Inc.	228,288
8,457	Community Trust Bancorp, Inc.	230,961
1,294	First Citizens BancShares, Inc., Class A	241,693
11,418	Republic Bancorp, Inc., Class A	233,384
11,337	Trustmark Corp.	250,434
		1,184,760

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Commercial Banks - Western U.S.—1.2%
4,935	Bank of Hawaii Corp.	$213,143
	Decision Support Software—1.5%
7,340	MSCI, Inc., Class A*	263,139
	Finance - Auto Loans—1.2%
3,750	Credit Acceptance Corp.*	220,537
	Finance - Consumer Loans—2.7%
3,524	Portfolio Recovery Associates, Inc.*	236,284
5,572	World Acceptance Corp.*	240,432
		476,716
	Finance - Credit Card—2.4%
10,029	American Express Co.	415,802
	Finance - Investment Banker/Broker—1.4%
15,131	optionsXpress Holdings, Inc.*	241,642

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Insurance Brokers—3.9%
11,038	Aon Corp.	$438,760
11,458	Brown & Brown, Inc.	255,399
		694,159
	Investment Management/Advisor Services—2.7%
4,173	Franklin Resources, Inc.	478,643
	Life/Health Insurance—20.1%
8,579	Aflac, Inc.	479,480
22,905	American Equity Investment Life Holding Co.	248,519
9,592	FBL Financial Group, Inc., Class A	250,927
10,384	Primerica, Inc.	219,310
17,676	Principal Financial Group, Inc.	474,424
7,977	Prudential Financial, Inc.	419,431
6,150	StanCorp Financial Group, Inc.	263,835
21,394	Symetra Financial Corp.	236,404
4,452	Torchmark Corp.	255,011
15,606	Universal American Financial Corp.	250,944
20,300	Unum Group	455,126
		3,553,411
	Multi-line Insurance—11.6%
7,550	ACE Ltd.	448,621
14,658	Allstate Corp. (The)	446,922
7,682	American Financial Group, Inc.	234,916
6,073	Assurant, Inc.	240,126
15,458	CNA Financial Corp.*	428,496
13,530	Horace Mann Educators Corp.	252,876
		2,051,957
	Paper & Related Products—1.4%
4,736	Rayonier, Inc. REIT	247,219
	Property/Casualty Insurance—20.9%
12,869	AMERISAFE, Inc.*	245,669
7,531	Chubb Corp. (The)	436,949
13,352	CNA Surety Corp.*	257,026
15,223	Fidelity National Financial, Inc., Class A	203,836
8,745	HCC Insurance Holdings, Inc.	231,568
4,772	Infinity Property & Casualty Corp.	246,951
25,722	Meadowbrook Insurance Group, Inc.	221,981
5,699	Mercury General Corp.	242,093
4,175	ProAssurance Corp.*	240,021
20,616	Progressive Corp. (The)	436,235
4,206	RLI Corp.	241,508
8,227	Travelers Cos., Inc. (The)	454,130
8,480	W.R. Berkley Corp.	233,370
		3,691,337
	Reinsurance—1.4%
5,057	Reinsurance Group of America, Inc.	253,204

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REITS - Hotels—1.6%
61,143	Strategic Hotels & Resorts, Inc. REIT*	$278,201
	Retail - Pawn Shops—4.4%
7,125	Cash America International, Inc.	251,014
12,031	EZCORP, Inc., Class A*	258,426
9,278	First Cash Financial Services, Inc.*	269,711
		779,151
	S&L/Thrifts - Eastern U.S.—1.3%
23,857	Brookline Bancorp, Inc.	232,367
	Super - Regional Banks - U.S.—5.0%
7,894	PNC Financial Services Group, Inc.	425,487
18,941	U.S. Bancorp	457,993
		883,480
	Total Common Stocks and Other Equity Interests (Cost $15,947,167)	17,674,114
	Money Market Fund—0.3%
59,052	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,052)	59,052
	Total Investments (Cost $16,006,219)—100.3%	17,733,166
	Liabilities in excess of other assets—(0.3%)	(52,915)
	Net Assets—100.0%	$17,680,251

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Healthcare Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Healthcare - Services	36.9
Healthcare - Products	26.4
Pharmaceuticals	17.8
Biotechnology	6.8
Electronics	6.7
Commercial Services	5.4
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—6.8%
171,930	Ariad Pharmaceuticals, Inc.*	$632,702
19,049	Biogen Idec, Inc.*	1,194,563
44,958	Incyte Corp.*	749,000
47,758	Medicines Co. (The)*	609,870
		3,186,135
	Commercial Services—5.4%
14,787	CorVel Corp.*	662,458
11,691	Emergency Medical Services Corp., Class A*	635,756
26,686	PAREXEL International Corp.*	573,749
23,958	Pharmaceutical Product Development, Inc.	618,356
		2,490,319
	Electronics—6.7%
13,506	Analogic Corp.	616,279
5,077	Mettler-Toledo International, Inc.*	662,853
26,182	PerkinElmer, Inc.	613,968
16,736	Waters Corp.*	1,240,640
		3,133,740
	Healthcare - Products—26.4%
21,906	Arthrocare Corp.*	597,596
13,338	C.R. Bard, Inc.	1,108,654
14,238	Cooper Cos., Inc. (The)	702,503
25,170	Cyberonics, Inc.*	692,427
19,660	DENTSPLY International, Inc.	617,127
25,660	Greatbatch, Inc.*	558,105
17,646	Hill-Rom Holdings, Inc.	683,782
40,039	Hologic, Inc.*	641,425
20,091	Hospira, Inc.*	1,195,013
9,955	IDEXX Laboratories, Inc.*	596,902
31,714	Immucor, Inc.*	551,824
24,100	Invacare Corp.	650,700
17,171	Kinetic Concepts, Inc.*	653,013
22,346	Patterson Cos., Inc.	617,867
17,980	Sirona Dental Systems, Inc.*	676,947

Number of Shares		Value
	Common Stocks (Continued)
29,326	St. Jude Medical, Inc.*	$1,123,186
11,344	Teleflex, Inc.	632,428
		12,299,499
	Healthcare - Services—36.9%
38,060	Aetna, Inc.	1,136,472
14,886	AMERIGROUP Corp.*	621,193
20,194	Assisted Living Concepts, Inc., Class A*	651,256
25,967	Centene Corp.*	579,583
31,987	CIGNA Corp.	1,125,623
21,069	Community Health Systems, Inc.*	633,755
28,032	Coventry Health Care, Inc.*	656,509
15,895	DaVita, Inc.*	1,140,466
26,977	Gentiva Health Services, Inc.*	628,025
88,236	Health Management Associates, Inc., Class A*	706,770
23,017	Health Net, Inc.*	618,927
27,679	Healthspring, Inc.*	807,950
21,255	Humana, Inc.*	1,238,954
13,828	Laboratory Corp. of America Holdings*	1,124,493
18,268	LifePoint Hospitals, Inc.*	619,651
24,518	Lincare Holdings, Inc.	642,862
13,040	Magellan Health Services, Inc.*	625,920
23,295	Quest Diagnostics, Inc.	1,144,716
138,048	Tenet Healthcare Corp.*	601,889
32,135	UnitedHealth Group, Inc.	1,158,467
17,939	Universal Health Services, Inc., Class B	740,343
		17,203,824
	Pharmaceuticals—17.8%
39,822	Bristol-Myers Squibb Co.	1,071,212
33,751	Cardinal Health, Inc.	1,170,822
13,828	Catalyst Health Solutions, Inc.*	523,390
9,905	Cephalon, Inc.*	658,088
23,259	Express Scripts, Inc.*	1,128,527
33,414	Impax Laboratories, Inc.*	629,520
22,942	Medco Health Solutions, Inc.*	1,205,143

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Dynamic Healthcare Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
86,886	Pharmacyclics, Inc.*	$531,742
53,075	Questcor Pharmaceuticals, Inc.*	651,230
45,316	ViroPharma, Inc.*	741,370
		8,311,044
	Total Common Stocks (Cost $41,046,368)	46,624,561
	Money Market Fund—0.2%
100,424	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $100,424)	100,424
	Total Investments (Cost $41,146,792)—100.2%	46,724,985
	Liabilities in excess of other assets—(0.2%)	(91,011)
	Net Assets—100.0%	$46,633,974

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Industrials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Miscellaneous Manufacturing	24.1
Transportation	15.2
Aerospace/Defense	11.6
Machinery - Diversified	8.5
Commercial Services	5.4
Electrical Components & Equipment	4.1
Metal Fabricate/Hardware	4.0
Hand/Machine Tools	3.9
Engineering & Construction	3.8
Machinery - Construction & Mining	2.7
Retail	2.7
Computers	2.5
Distribution/Wholesale	2.5
Electronics	1.4
Auto Manufacturers	1.3
Household Products/Wares	1.3
Housewares	1.3
Office Furnishings	1.3
Environmental Control	1.2
Trucking & Leasing	1.2
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—11.6%
14,007	BE Aerospace, Inc.*	$514,897
10,084	Cubic Corp.	439,360
12,361	General Dynamics Corp.	842,031
12,688	Rockwell Collins, Inc.	767,751
10,335	Teledyne Technologies, Inc.*	429,626
10,653	United Technologies Corp.	796,525
		3,790,190
	Auto Manufacturers—1.3%
14,589	Oshkosh Corp.*	430,521
	Commercial Services—5.4%
13,082	Corporate Executive Board Co. (The)	408,682
22,088	Deluxe Corp.	451,479
12,924	Equifax, Inc.	428,172
18,361	Rollins, Inc.	478,304
		1,766,637
	Computers—2.5%
11,403	IHS, Inc., Class A*	823,753

Number of Shares		Value
	Common Stocks (Continued)
	Distribution/Wholesale—2.5%
6,583	W.W. Grainger, Inc.	$816,490
	Electrical Components & Equipment—4.1%
16,217	AMETEK, Inc.	876,529
8,464	Hubbell, Inc., Class B	457,225
		1,333,754
	Electronics—1.4%
10,340	Thomas & Betts Corp.*	450,307
	Engineering & Construction—3.8%
12,678	Exponent, Inc.*	404,682
16,530	KBR, Inc.	419,862
10,663	URS Corp.*	415,110
		1,239,654
	Environmental Control—1.2%
10,052	Waste Connections, Inc.	409,519

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Hand/Machine Tools—3.9%
10,480	Baldor Electric Co.	$440,370
12,046	Franklin Electric Co., Inc.	434,981
6,702	Regal-Beloit Corp.	386,772
		1,262,123
	Household Products/Wares—1.3%
11,710	Avery Dennison Corp.	425,659
	Housewares—1.3%
7,587	Toro Co. (The)	430,638
	Machinery - Construction & Mining—2.7%
12,476	Joy Global, Inc.	885,172
	Machinery - Diversified—8.5%
14,436	Applied Industrial Technologies, Inc.	438,999
8,030	Gardner Denver, Inc.	464,295
14,700	Gorman-Rupp Co. (The)	438,354
12,587	IDEX Corp.	454,139
4,706	NACCO Industries, Inc., Class A	467,117
23,905	Sauer-Danfoss, Inc.*	528,539
		2,791,443
	Metal Fabricate/Hardware—4.0%
11,861	Kaydon Corp.	413,593
12,894	RBC Bearings, Inc.*	429,628
11,497	Timken Co. (The)	476,206
		1,319,427
	Miscellaneous Manufacturing—24.1%
7,377	A.O. Smith Corp.	413,333
33,274	Blount International, Inc.*	499,110
11,230	CLARCOR, Inc.	445,382
11,233	Crane Co.	429,775
19,301	Danaher Corp.	836,891
8,909	Donaldson Co., Inc.	434,047
9,868	Eaton Corp.	876,575
48,207	General Electric Co.	772,276
17,885	Honeywell International, Inc.	842,562
11,684	Parker Hannifin Corp.	894,410
13,846	Polypore International, Inc.*	460,656
11,590	Raven Industries, Inc.	476,581
31,587	Trimas Corp.*	500,022
		7,881,620
	Office Furnishings—1.3%
28,637	Knoll, Inc.	434,423
	Retail—2.7%
11,532	Copart, Inc.*	390,474
8,526	MSC Industrial Direct Co., Class A	485,470
		875,944

Number of Shares		Value
	Common Stocks (Continued)
	Transportation—15.2%
8,511	Atlas Air Worldwide Holdings, Inc.*	$444,785
14,242	CSX Corp.	875,171
27,584	Heartland Express, Inc.	411,277
21,094	J.B. Hunt Transport Services, Inc.	758,540
11,439	Kansas City Southern*	501,257
13,000	Norfolk Southern Corp.	799,370
15,415	Old Dominion Freight Line, Inc.*	432,391
11,000	United Parcel Service, Inc., Class B	740,740
		4,963,531
	Trucking & Leasing—1.2%
4,874	Amerco, Inc.*	401,228
	Total Common Stocks (Cost $27,954,148)	32,732,033
	Money Market Fund—0.2%
67,222	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $67,222)	67,222
	Total Investments (Cost $28,021,370)—100.2%	32,799,255
	Liabilities in excess of other assets—(0.2%)	(79,647)
	Net Assets—100.0%	$32,719,608

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Technology Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Semiconductors	25.7
Computers	21.3
Software	14.4
Commercial Services	12.1
Electronics	11.2
Telecommunications	5.4
Machinery - Diversified	3.0
Office/Business Equipment	2.8
Internet	1.4
Media	1.4
Electrical Components & Equipment	1.3
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—12.1%
19,856	Automatic Data Processing, Inc.	$882,003
13,814	Forrester Research, Inc.*	456,829
3,782	MasterCard, Inc., Class A	907,907
7,645	MAXIMUS, Inc.	463,516
29,298	Total System Services, Inc.	457,342
48,750	Western Union Co. (The)	858,000
12,945	Wright Express Corp.*	488,156
		4,513,753
	Computers—21.3%
3,239	Apple, Inc.*	974,518
13,339	Cognizant Technology Solutions Corp., Class A*	869,569
19,169	Computer Sciences Corp.	940,239
10,421	DST Systems, Inc.	450,917
42,544	EMC Corp.*	893,849
25,258	iGATE Corp.	516,274
30,668	Insight Enterprises, Inc.*	463,700
11,797	Lexmark International, Inc., Class A*	448,640
16,002	Manhattan Associates, Inc.*	492,542
10,813	MICROS Systems, Inc.*	490,802
22,858	SanDisk Corp.*	859,004
10,821	Syntel, Inc.	528,714
		7,928,768
	Electrical Components & Equipment—1.3%
11,113	Littelfuse, Inc.*	471,525
	Electronics—11.2%
32,943	AVX Corp.	472,403
11,356	Coherent, Inc.*	476,498

Number of Shares		Value
	Common Stocks (Continued)
43,410	Newport Corp.*	$630,747
14,378	OSI Systems, Inc.*	517,608
17,100	Park Electrochemical Corp.	461,700
31,336	Tyco Electronics Ltd. (Switzerland)	992,724
53,420	Vishay Intertechnology, Inc.*	603,646
		4,155,326
	Internet—1.4%
19,456	j2 Global Communications, Inc.*	512,666
	Machinery - Diversified—3.0%
21,300	Cognex Corp.	568,710
14,817	Zebra Technologies Corp., Class A*	530,152
		1,098,862
	Media—1.4%
5,726	FactSet Research Systems, Inc.	502,628
	Office/Business Equipment—2.8%
90,450	Xerox Corp.	1,058,265
	Semiconductors—25.7%
40,326	Cypress Semiconductor Corp.*	568,597
108,470	Entegris, Inc.*	648,651
52,494	Fairchild Semiconductor International, Inc.*	591,607
9,850	Hittite Microwave Corp.*	508,950
20,913	Lam Research Corp.*	957,606
95,579	Lattice Semiconductor Corp.*	464,514
26,332	Linear Technology Corp.	848,680
65,783	LTX-Credence Corp.*	417,722
45,784	Micrel, Inc.	545,288
114,423	Micron Technology, Inc.*	946,278

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic Technology Sector Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
29,274	Microsemi Corp.*	$585,480
23,802	MKS Instruments, Inc.*	491,511
32,792	National Semiconductor Corp.	449,250
17,681	Novellus Systems, Inc.*	516,462
28,779	QLogic Corp.*	505,647
45,738	Teradyne, Inc.*	514,095
		9,560,338
	Software—14.4%
32,993	Acxiom Corp.*	579,027
19,956	Broadridge Financial Solutions, Inc.	439,032
42,704	CA, Inc.	991,160
24,029	CSG Systems International, Inc.*	467,124
34,719	Oracle Corp.	1,020,739
24,426	Parametric Technology Corp.*	524,426
17,385	VeriFone Systems, Inc.*	588,134
9,859	VMware, Inc., Class A*	753,819
		5,363,461
	Telecommunications—5.4%
13,473	ADTRAN, Inc.	434,774
16,923	InterDigital, Inc.*	568,105
19,324	IPG Photonics Corp.*	434,790
15,456	Plantronics, Inc.	554,561
		1,992,230
	Total Common Stocks (Cost $31,002,243)	37,157,822
	Money Market Fund—0.2%
83,066	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $83,066)	83,066
	Total Investments (Cost $31,085,309)—100.2%	37,240,888
	Liabilities in excess of other assets—(0.2%)	(67,921)
	Net Assets—100.0%	$37,172,967

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares Dynamic Telecommunications & Wireless Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Telephone - Integrated	24.5
Cable/Satellite TV	17.4
Telecommunication Services	13.4
Telecommunication Equipment	10.5
Wireless Equipment	9.3
Cellular Telecommunications	8.6
Networking Products	4.8
Transactional Software	3.1
Electronic Components - Miscellaneous	2.9
Electronic Measuring Instruments	2.9
Data Processing/Management	2.6
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Cable/Satellite TV—17.4%
15,898	Cablevision Systems Corp., Class A	$425,113
42,800	Comcast Corp., Class A	880,824
19,365	DIRECTV, Class A*	841,603
14,306	Time Warner Cable, Inc.	827,888
		2,975,428
	Cellular Telecommunications—8.6%
11,001	NII Holdings, Inc.*	459,952
19,099	Syniverse Holdings, Inc.*	582,329
9,294	United States Cellular Corp.*	431,799
		1,474,080
	Data Processing/Management—2.6%
22,727	CSG Systems International, Inc.*	441,813
	Electronic Components - Miscellaneous—2.9%
14,867	Garmin Ltd. (Switzerland)	488,232
	Electronic Measuring Instruments—2.9%
14,029	Trimble Navigation Ltd.*	502,799
	Networking Products—4.8%
35,520	Cisco Systems, Inc.*	810,922
	Telecommunication Equipment—10.5%
20,923	CommScope, Inc.*	662,422
19,384	Comtech Telecommunications Corp.	597,415
14,619	Plantronics, Inc.	524,530
		1,784,367

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—13.4%
23,495	Consolidated Communications Holdings, Inc.	$435,128
33,129	Knology, Inc.*	482,027
24,584	NTELOS Holdings Corp.	446,691
22,973	tw telecom, Inc.*	422,703
198,611	Vonage Holdings Corp.*	506,458
		2,293,007
	Telephone - Integrated—24.5%
42,130	Alaska Communications Systems Group, Inc.	422,564
27,437	AT&T, Inc.	781,955
9,203	Atlantic Tele-Network, Inc.	388,919
44,748	General Communication, Inc., Class A*	467,617
27,710	IDT Corp., Class B*	406,783
13,103	Telephone & Data Systems, Inc.	456,377
24,771	Verizon Communications, Inc.	804,314
35,429	Windstream Corp.	448,531
		4,177,060
	Transactional Software—3.1%
25,105	Synchronoss Technologies, Inc.*	534,987
	Wireless Equipment—9.3%
15,607	American Tower Corp., Class A*	805,477
96,245	Motorola, Inc.*	784,397
		1,589,874
	Total Common Stocks (Cost $14,103,329)	17,072,569

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
23,725	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $23,725)	$23,725
	Total Investments (Cost $14,127,054)—100.1%	17,096,294
	Liabilities in excess of other assets—(0.1%)	(16,997)
	Net Assets—100.0%	$17,079,297

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares Dynamic Utilities Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Electric - Integrated	83.4
Gas - Distribution	8.3
Electric - Generation	3.0
Water	2.8
Independent Power Producers	2.5
Money Market Fund	0.0
Other	0.0

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Electric - Generation—3.0%
102,514	AES Corp. (The)*	$1,224,017
	Electric - Integrated—83.4%
30,210	ALLETE, Inc.	1,099,040
38,438	Ameren Corp.	1,113,933
37,928	Cleco Corp.	1,186,008
36,453	Constellation Energy Group, Inc.	1,102,339
45,882	Dominion Resources, Inc.	1,994,032
42,431	DPL, Inc.	1,107,449
23,056	DTE Energy Co.	1,078,099
58,628	Edison International	2,163,373
47,473	El Paso Electric Co.*	1,167,836
25,015	Entergy Corp.	1,864,368
48,876	Exelon Corp.	1,995,118
45,258	Hawaiian Electric Industries, Inc.	1,020,115
22,064	Integrys Energy Group, Inc.	1,173,584
37,189	Northeast Utilities	1,163,272
37,942	NorthWestern Corp.	1,129,533
28,424	NSTAR	1,185,565
27,310	OGE Energy Corp.	1,206,010
41,826	PG&E Corp.	2,000,119
45,935	Progress Energy, Inc.	2,067,075
62,120	Public Service Enterprise Group, Inc.	2,009,582
27,699	SCANA Corp.	1,131,227
53,887	Southern Co.	2,040,701
63,584	TECO Energy, Inc.	1,118,443
48,146	Xcel Energy, Inc.	1,148,764
		34,265,585
	Gas - Distribution—8.3%
62,201	NiSource, Inc.	1,076,699
38,740	Piedmont Natural Gas Co., Inc.	1,142,442
33,947	Southwest Gas Corp.	1,179,998
		3,399,139

Number of Shares		Value
	Common Stocks (Continued)
	Independent Power Producers—2.5%
52,673	NRG Energy, Inc.*	$1,048,719
	Water—2.8%
47,786	American Water Works Co., Inc.	1,141,130
	Total Common Stocks (Cost $38,759,476)	41,078,590
	Money Market Fund—0.0%
7,839	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $7,839)	7,839
	Total Investments (Cost $38,767,315)—100.0%	41,086,429
	Other assets less liabilities—0.0%	13,064
	Net Assets—100.0%	$41,099,493

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

24

Portfolio Composition

PowerShares NASDAQ Internet Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Web Portals/ISP	25.6
E-Commerce/Services	24.6
E-Commerce/Products	12.1
Internet Content - Information/Network	11.5
Web Hosting/Design	5.3
Internet Security	3.8
Internet Infrastructure Software	3.6
E-Marketing/Information	2.6
Telecommunication Services	2.0
Enterprise Software/Services	1.6
Internet Application Software	1.5
E-Services/Consulting	1.3
Printing - Commercial	1.2
Internet Telephony	0.8
Networking Products	0.6
Internet Connectivity Services	0.5
Internet Incubators	0.5
Internet Content - Entertainment	0.4
Computer Services	0.3
Retail - Pet Food & Supplies	0.2
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Computer Services—0.3%
8,038	LivePerson, Inc.*	$74,432
	E-Commerce/Products—12.1%
12,433	Amazon.com, Inc.*	2,053,186
2,255	Blue Nile, Inc.*	96,063
16,702	drugstore.com, Inc.*	26,723
6,953	MercadoLibre, Inc. (Argentina)*	459,802
4,237	NutriSystem, Inc.	81,011
3,633	Overstock.com, Inc.*	48,718
4,296	Shutterfly, Inc.*	129,310
4,372	Vitacost.Com, Inc.*	26,757
		2,921,570
	E-Commerce/Services—24.6%
66,782	eBay, Inc.*	1,990,771
33,946	Expedia, Inc.	982,737
14,461	IAC/InterActiveCorp.*	403,462
6,816	Internet Brands, Inc., Class A*	90,244
6,183	Netflix, Inc.*	1,072,751

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,601	OpenTable, Inc.*	$220,921
16,114	Orbitz Worldwide, Inc.*	109,575
2,662	Priceline.com, Inc.*	1,003,068
13,760	United Online, Inc.	85,037
		5,958,566
	E-Marketing/Information—2.6%
4,904	comScore, Inc.*	115,293
4,565	Constant Contact, Inc.*	104,995
6,244	Digital River, Inc.*	232,651
12,887	ValueClick, Inc.*	177,325
		630,264
	Enterprise Software/Services—1.6%
8,956	Open Text Corp. (Canada)*	396,124
	E-Services/Consulting—1.3%
10,449	GSI Commerce, Inc.*	255,164
4,735	Perficient, Inc.*	50,002
		305,166

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Internet Application Software—1.5%
24,907	Art Technology Group, Inc.*	$104,361
6,357	DealerTrack Holdings, Inc.*	122,817
21,360	RealNetworks, Inc.*	64,080
3,061	Vocus, Inc.*	67,801
		359,059
	Internet Connectivity Services—0.5%
7,220	Cogent Communications Group, Inc.*	78,337
8,178	Internap Network Services Corp.*	40,890
		119,227
	Internet Content - Entertainment—0.4%
15,495	Limelight Networks, Inc.*	105,056
	Internet Content - Information/Network—11.5%
19,789	Baidu, Inc. ADR (China)*	2,176,988
5,363	Knot, Inc. (The)*	48,481
5,061	LoopNet, Inc.*	53,394
9,353	WebMD Health Corp.*	488,975
		2,767,838
	Internet Incubators—0.5%
5,741	Internet Capital Group, Inc.*	71,705
6,941	ModusLink Global Solutions, Inc.*	46,019
		117,724
	Internet Infrastructure Software—3.6%
16,844	Akamai Technologies, Inc.*	870,329
	Internet Security—3.8%
26,641	VeriSign, Inc.*	925,775
	Internet Telephony—0.8%
7,180	j2 Global Communications, Inc.*	189,193
	Networking Products—0.6%
3,671	LogMeIn, Inc.*	145,849
	Printing - Commercial—1.2%
6,923	VistaPrint NV (Netherlands)*	291,251
	Retail - Pet Food & Supplies—0.2%
3,610	PetMed Express, Inc.	55,774
	Telecommunication Services—2.0%
38,141	Clearwire Corp., Class A*	270,420
8,703	SAVVIS, Inc.*	208,785
		479,205
	Web Hosting/Design—5.3%
7,182	Equinix, Inc.*	605,012
10,017	NIC, Inc.	86,948

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,687	Rackspace Hosting, Inc.*	$491,387
10,351	Terremark Worldwide, Inc.*	103,406
		1,286,753
	Web Portals/ISP—25.6%
16,815	AOL, Inc.*	448,624
17,036	EarthLink, Inc.	153,154
3,448	Google, Inc., Class A*	2,113,589
5,674	InfoSpace, Inc.*	47,889
11,596	NetEase.com, Inc. ADR (China)*	484,713
9,634	SINA Corp. (China)*	542,394
5,960	Sohu.com, Inc.*	444,020
118,657	Yahoo!, Inc.*	1,959,027
		6,193,410
	Total Common Stocks and Other Equity Interests (Cost $19,615,867)	24,192,565
	Money Market Fund—0.0%
2,859	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,859)	2,859
	Total Investments (Cost $19,618,726)—100.0%	24,195,424
	Liabilities in excess of other assets—(0.0%)	(10,797)
	Net Assets—100.0%	$24,184,627

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

China	13.3%

See Notes to Financial Statements.

26

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Statements of Assets and Liabilities

October 31, 2010 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
ASSETS:
Investments, at value	$63,055,184	$17,649,760	$40,195,691	$52,441,050	$17,733,166	$46,724,985
Receivables:
Dividends	14,974	7,581	53,001	36,396	8,085	17,678
Expense waivers	6,984	9,673	9,094	7,946	10,103	10,652
Investments sold	—	—	—	15,466	—	—
Total Assets	63,077,142	17,667,014	40,257,786	52,500,858	17,751,354	46,753,315
LIABILITIES:
Due to custodian	1,168	1,013	1,116	1,732	991	1,478
Payables:
Shares repurchased	—	—	—	—	—	—
Investments purchased	—	—	43,586	—	—	—
Accrued advisory fees	25,472	7,326	16,857	20,381	7,456	20,349
Accrued expenses	70,475	54,555	75,155	68,801	62,656	97,514
Total Liabilities	97,115	62,894	136,714	90,914	71,103	119,341
NET ASSETS	$62,980,027	$17,604,120	$40,121,072	$52,409,944	$17,680,251	$46,633,974
NET ASSETS CONSIST OF:
Shares of beneficial interest	$60,419,625	$18,933,427	$41,945,529	$51,852,746	$23,815,232	$72,939,560
Undistributed net investment income (loss)	1,468,427	34,771	110,181	47,150	32,383	67,478
Accumulated net realized gain (loss) on investments	(11,027,658)	(3,914,981)	(6,857,239)	(7,000,641)	(7,894,311)	(31,951,257)
Net unrealized appreciation on investments	12,119,633	2,550,903	4,922,601	7,510,689	1,726,947	5,578,193
Net Assets	$62,980,027	$17,604,120	$40,121,072	$52,409,944	$17,680,251	$46,633,974
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,900,000	750,000	1,450,000	1,650,000	1,000,000	1,850,000
Net asset value	$33.15	$23.47	$27.67	$31.76	$17.68	$25.21
Share price	$33.17	$23.49	$27.69	$31.78	$17.70	$25.21
Investments, at cost	$50,935,551	$15,098,857	$35,273,090	$44,930,361	$16,006,219	$41,146,792

See Notes to Financial Statements.

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
ASSETS:
Investments, at value	$32,799,255	$37,240,888	$17,096,294	$41,086,429	$24,195,424
Receivables:
Dividends	18,279	8,361	37,490	97,054	—
Expense waivers	10,312	8,794	2,257	9,093	—
Investments sold	—	—	—	—	1,720,761
Total Assets	32,827,846	37,258,043	17,136,041	41,192,576	25,916,185
LIABILITIES:
Due to custodian	1,067	1,111	993	1,139	—
Payables:
Shares repurchased	—	—	—	—	1,720,686
Investments purchased	8,353	—	—	—	—
Accrued advisory fees	13,640	15,247	7,043	17,447	10,872
Accrued expenses	85,178	68,718	48,708	74,497	—
Total Liabilities	108,238	85,076	56,744	93,083	1,731,558
NET ASSETS	$32,719,608	$37,172,967	$17,079,297	$41,099,493	$24,184,627
NET ASSETS CONSIST OF:
Shares of beneficial interest	$57,581,769	$50,425,528	$25,351,824	$47,994,668	$17,773,444
Undistributed net investment income (loss)	49,062	14,143	74,658	255,348	(71,028)
Accumulated net realized gain (loss) on investments	(29,689,108)	(19,422,283)	(11,316,425)	(9,469,637)	1,905,513
Net unrealized appreciation on investments	4,777,885	6,155,579	2,969,240	2,319,114	4,576,698
Net Assets	$32,719,608	$37,172,967	$17,079,297	$41,099,493	$24,184,627
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,250,000	1,550,000	1,100,000	2,650,000	700,000
Net asset value	$26.18	$23.98	$15.53	$15.51	$34.55
Share price	$26.21	$23.99	$15.52	$15.52	$34.57
Investments, at cost	$28,021,370	$31,085,309	$14,127,054	$38,767,315	$19,618,726

Statements of Operations

Six Months Ended October 31, 2010 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
INVESTMENT INCOME:
Dividend income	$1,479,270	$111,153	$435,338	$280,814	$165,049	$161,794
EXPENSES:
Advisory fees	121,103	46,805	93,182	101,017	41,836	177,881
Accounting & Administration fees	34,393	34,393	34,393	34,393	34,393	34,393
Professional fees	15,355	14,751	15,151	15,077	14,722	16,248
Sub-licensing	12,111	4,680	9,318	10,102	4,184	17,788
Custodian & transfer agent fees	7,624	6,006	7,425	7,407	7,663	6,900
Listing fee and expenses	4,359	4,359	4,359	4,359	4,359	4,359
Printing	3,971	1,613	6,142	4,123	2,859	15,594
Trustees	3,130	2,692	3,003	3,012	2,650	3,989
Other expenses	927	844	1,236	1,026	899	1,743
Total Expenses	202,973	116,143	174,209	180,516	113,565	278,895
Waivers	(45,540)	(55,297)	(53,073)	(49,193)	(59,178)	(47,650)
Net Expenses	157,433	60,846	121,136	131,323	54,387	231,245
Net Investment Income (Loss)	1,321,837	50,307	314,202	149,491	110,662	(69,451)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,437,555)	(1,560,791)	(761,044)	(1,477,105)	(862,074)	(2,541,677)
In-kind redemptions	946,982	1,368,160	1,111,641	2,792,488	960,995	9,760,395
Net realized gain (loss)	(1,490,573)	(192,631)	350,597	1,315,383	98,921	7,218,718
Net change in unrealized appreciation (depreciation) on investments	3,914,250	(698,573)	865,705	1,633,619	(745,529)	(11,547,012)
Net realized and unrealized gain (loss) on investments	2,423,677	(891,204)	1,216,302	2,949,002	(646,608)	(4,328,294)
Net increase (decrease) in net assets resulting from operations	$3,745,514	$(840,897)	$1,530,504	$3,098,493	$(535,946)	$(4,397,745)

See Notes to Financial Statements.

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
INVESTMENT INCOME:
Dividend income	$261,175	$117,308	$165,798	$793,992	$13,245
EXPENSES:
Advisory fees	73,630	86,350	39,874	97,739	52,890
Accounting & Administration fees	34,393	34,393	34,393	34,393	—
Professional fees	14,908	15,130	7,086	15,082	—
Sub-licensing	7,363	8,635	2,392	5,864	—
Custodian & transfer agent fees	7,194	5,874	6,040	7,354	—
Listing fee and expenses	4,359	4,359	4,359	4,359	—
Printing	10,844	4,799	2,677	6,968	—
Trustees	2,872	2,983	2,656	3,019	—
Other expenses	1,427	1,092	793	1,120	—
Total Expenses	156,990	163,615	100,270	175,898	52,890
Waivers	(61,271)	(51,360)	(50,028)	(52,746)	—
Net Expenses	95,719	112,255	50,242	123,152	52,890
Net Investment Income (Loss)	165,456	5,053	115,556	670,840	(39,645)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,421,205)	(3,024,039)	(667,829)	(568,894)	(28,931)
In-kind redemptions	2,415,071	1,957,020	567,457	1,283,929	2,296,246
Net realized gain (loss)	993,866	(1,067,019)	(100,372)	715,035	2,267,315
Net change in unrealized appreciation (depreciation) on investments	15,358	1,436,483	770,991	784,249	2,123,389
Net realized and unrealized gain (loss) on investments	1,009,224	369,464	670,619	1,499,284	4,390,704
Net increase (decrease) in net assets resulting from operations	$1,174,680	$374,517	$786,175	$2,170,124	$4,351,059

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio		PowerShares Dynamic Consumer Discretionary Sector Portfolio		PowerShares Dynamic Consumer Staples Sector Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,321,837	$359,169	$50,307	$46,955	$314,202	$592,710
Net realized gain (loss)	(1,490,573)	2,550,246	(192,631)	3,529,408	350,597	4,338,153
Net change in unrealized appreciation (depreciation)	3,914,250	11,196,576	(698,573)	1,633,591	865,705	5,799,571
Net increase (decrease) in net assets resulting from operations	3,745,514	14,105,991	(840,897)	5,209,954	1,530,504	10,730,434
Undistributed net investment income (loss) included in the price of units issued and redeemed	286,826	46,497	14,484	(12,574)	(2,553)	(93,966)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(198,376)	(372,907)	(31,799)	(42,516)	(284,704)	(710,824)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(198,376)	(372,907)	(31,799)	(42,516)	(284,704)	(710,824)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,540,464	32,708,442	10,734,483	21,715,269	7,752,761	21,673,659
Value of shares repurchased	(5,624,606)	(16,053,293)	(13,602,659)	(19,195,521)	(7,649,390)	(30,374,655)
Net income equalization	(286,826)	(46,497)	(14,484)	12,574	2,553	93,966
Net increase (decrease) in net assets resulting from shares transactions	10,629,032	16,608,652	(2,882,660)	2,532,322	105,924	(8,607,030)
Increase (Decrease) in Net Assets	14,462,996	30,388,233	(3,740,872)	7,687,186	1,349,171	1,318,614
NET ASSETS:
Beginning of period	48,517,031	18,128,798	21,344,992	13,657,806	38,771,901	37,453,287
End of period	$62,980,027	$48,517,031	$17,604,120	$21,344,992	$40,121,072	$38,771,901
Undistributed net investment income (loss) at end of period	$1,468,427	$58,140	$34,771	$1,779	$110,181	$83,236
CHANGES IN SHARES OUTSTANDING:
Shares sold	550,000	1,250,000	500,000	1,100,000	300,000	900,000
Shares repurchased	(200,000)	(600,000)	(650,000)	(1,000,000)	(300,000)	(1,250,000)
Shares outstanding, beginning of period	1,550,000	900,000	900,000	800,000	1,450,000	1,800,000
Shares outstanding, end of period	1,900,000	1,550,000	750,000	900,000	1,450,000	1,450,000

See Notes to Financial Statements.

	PowerShares Dynamic Energy Sector Portfolio		PowerShares Dynamic Financial Sector Portfolio		PowerShares Dynamic Healthcare Sector Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$149,491	$259,521	$110,662	$217,441	$(69,451)	$116,302
Net realized gain (loss)	1,315,383	7,032,754	98,921	(748,544)	7,218,718	7,751,096
Net change in unrealized appreciation (depreciation)	1,633,619	5,612,261	(745,529)	4,491,634	(11,547,012)	23,695,539
Net increase (decrease) in net assets resulting from operations	3,098,493	12,904,536	(535,946)	3,960,531	(4,397,745)	31,562,937
Undistributed net investment income (loss) included in the price of units issued and redeemed	11,319	(53)	589	(1,004)	141,551	3,968
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(120,949)	(298,571)	(124,966)	(228,052)	—	(214,570)
Return of capital	—	—	—	—	—	(116,320)
Total distributions to shareholders	(120,949)	(298,571)	(124,966)	(228,052)	—	(330,890)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,181,398	39,626,811	8,426,781	13,906,402	27,753,558	74,249,218
Value of shares repurchased	(16,419,946)	(39,439,871)	(7,624,936)	(14,729,644)	(74,319,603)	(79,459,523)
Net income equalization	(11,319)	53	(589)	1,004	(141,551)	(3,968)
Net increase (decrease) in net assets resulting from shares transactions	10,750,133	186,993	801,256	(822,238)	(46,707,596)	(5,214,273)
Increase (Decrease) in Net Assets	13,738,996	12,792,905	140,933	2,909,237	(50,963,790)	26,021,742
NET ASSETS:
Beginning of period	38,670,948	25,878,043	17,539,318	14,630,081	97,597,764	71,576,022
End of period	$52,409,944	$38,670,948	$17,680,251	$17,539,318	$46,633,974	$97,597,764
Undistributed net investment income (loss) at end of period	$47,150	$7,289	$32,383	$46,098	$67,478	$(4,622)
CHANGES IN SHARES OUTSTANDING:
Shares sold	950,000	1,550,000	500,000	850,000	1,150,000	3,450,000
Shares repurchased	(600,000)	(1,550,000)	(450,000)	(900,000)	(3,100,000)	(3,650,000)
Shares outstanding, beginning of period	1,300,000	1,300,000	950,000	1,000,000	3,800,000	4,000,000
Shares outstanding, end of period	1,650,000	1,300,000	1,000,000	950,000	1,850,000	3,800,000

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Industrials Sector Portfolio		PowerShares Dynamic Technology Sector Portfolio		PowerShares Dynamic Telecommunications & Wireless Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$165,456	$481,148	$5,053	$(84,100)	$115,556	$359,055
Net realized gain (loss)	993,866	14,758,510	(1,067,019)	9,939,668	(100,372)	1,168,477
Net change in unrealized appreciation (depreciation)	15,358	3,451,740	1,436,483	974,199	770,991	3,850,823
Net increase (decrease) in net assets resulting from operations	1,174,680	18,691,398	374,517	10,829,767	786,175	5,378,355
Undistributed net investment income (loss) included in the price of units issued and redeemed	(727)	(152,197)	12,417	(10,830)	3,023	(20,416)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(153,959)	(585,231)	—	—	(124,073)	(330,581)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(153,959)	(585,231)	—	—	(124,073)	(330,581)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,048,297	102,731,657	10,310,127	46,780,788	2,703,002	13,769,359
Value of shares repurchased	(17,128,461)	(148,383,157)	(12,453,644)	(44,600,368)	(4,133,753)	(15,380,926)
Net income equalization	727	152,197	(12,417)	10,830	(3,023)	20,416
Net increase (decrease) in net assets resulting from shares transactions	(1,079,437)	(45,499,303)	(2,155,934)	2,191,250	(1,433,774)	(1,591,151)
Increase (Decrease) in Net Assets	(59,443)	(27,545,333)	(1,769,000)	13,010,187	(768,649)	3,436,207
NET ASSETS:
Beginning of period	32,779,051	60,324,384	38,941,967	25,931,780	17,847,946	14,411,739
End of period	$32,719,608	$32,779,051	$37,172,967	$38,941,967	$17,079,297	$17,847,946
Undistributed net investment income (loss) at end of period	$49,062	$38,292	$14,143	$(3,327)	$74,658	$80,152
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	5,100,000	500,000	2,350,000	200,000	1,100,000
Shares repurchased	(750,000)	(7,000,000)	(600,000)	(2,200,000)	(300,000)	(1,200,000)
Shares outstanding, beginning of period	1,300,000	3,200,000	1,650,000	1,500,000	1,200,000	1,300,000
Shares outstanding, end of period	1,250,000	1,300,000	1,550,000	1,650,000	1,100,000	1,200,000

See Notes to Financial Statements.

	PowerShares Dynamic Utilities Portfolio		PowerShares NASDAQ Internet Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$670,840	$1,150,440	$(39,645)	$(44,029)
Net realized gain (loss)	715,035	(2,050,432)	2,267,315	509,051
Net change in unrealized appreciation (depreciation)	784,249	6,159,493	2,123,389	2,973,941
Net increase (decrease) in net assets resulting from operations	2,170,124	5,259,501	4,351,059	3,438,963
Undistributed net investment income (loss) included in the price of units issued and redeemed	(95)	(377,901)	(31,383)	(50,661)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(625,188)	(1,469,967)	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(625,188)	(1,469,967)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,154,301	35,752,793	11,886,136	13,980,103
Value of shares repurchased	(14,738,520)	(43,474,177)	(7,448,324)	(3,811,934)
Net income equalization	95	377,901	31,383	50,661
Net increase (decrease) in net assets resulting from shares transactions	1,415,876	(7,343,483)	4,469,195	10,218,830
Increase (Decrease) in Net Assets	2,960,717	(3,931,850)	8,788,871	13,607,132
NET ASSETS:
Beginning of period	38,138,776	42,070,626	15,395,756	1,788,624
End of period	$41,099,493	$38,138,776	$24,184,627	$15,395,756
Undistributed net investment income (loss) at end of period	$255,348	$209,791	$(71,028)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,100,000	2,500,000	400,000	600,000
Shares repurchased	(1,000,000)	(3,150,000)	(250,000)	(150,000)
Shares outstanding, beginning of period	2,550,000	3,200,000	550,000	100,000
Shares outstanding, end of period	2,650,000	2,550,000	700,000	550,000

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.30	$20.14	$36.29	$31.65	$25.56
Net investment income**	0.80	0.28	0.42	0.33	0.24
Net realized and unrealized gain (loss) on investments	1.17	11.20	(16.15)	4.55	6.05
Total from investment operations	1.97	11.48	(15.73)	4.88	6.29
Distributions to shareholders from:
Net investment income	(0.12)	(0.32)	(0.42)	(0.24)	(0.20)
Net asset value at end of period	$33.15	$31.30	$20.14	$36.29	$31.65
Share price at end of period***	$33.17	$31.34	$20.15
NET ASSET VALUE, TOTAL RETURN****	6.35%	57.46%	(43.63)%	15.47%	24.69%
SHARE PRICE TOTAL RETURN****	6.28%	57.59%	(43.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,980	$48,517	$18,129	$43,550	$18,988
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.84%†	0.91%	0.97%	0.96%	1.32	%†
Net investment income, after (Waivers) and/or Recapture	5.46%†	1.05%	1.57%	0.95%	1.52	%†
Portfolio turnover rate ††	21.89%	46%	47%	28%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.17	$0.04	$(0.01)	$0.03	$0.02

PowerShares Dynamic Consumer Discretionary Sector Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.72	$17.07	$22.45	$28.59	$25.43
Net investment income**	0.06	0.06	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.27)	6.65	(5.35)	(6.11)	3.23
Total from investment operations	(0.21)	6.71	(5.22)	(6.01)	3.32
Distributions to shareholders from:
Net investment income	(0.04)	(0.06)	(0.15)	(0.11)	(0.16)
Return of capital	—	—	(0.01)	(0.02)	—
Total distributions	(0.04)	(0.06)	(0.16)	(0.13)	(0.16)
Net asset value at end of period	$23.47	$23.72	$17.07	$22.45	$28.59
Share price at end of period***	$23.49	$23.74	$17.07
NET ASSET VALUE, TOTAL RETURN****	(0.87)%	39.37%	(23.19)%	(21.10)%	13.11%
SHARE PRICE TOTAL RETURN****	(0.87)%	39.49%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,604	$21,345	$13,658	$11,227	$17,156
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.64%	0.70%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.24%†	1.32%	1.68%	1.31%	1.41%†
Net investment income, after (Waivers) and/or Recapture	0.54%†	0.31%	0.81%	0.36%	0.65%†
Portfolio turnover rate ††	51.49%	86%	157%	95%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.02)	$(0.09)	$0.02	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.74		$20.81	$26.75	$28.16	$25.25
Net investment income**	0.22		0.36	0.45	0.34	0.49
Net realized and unrealized gain (loss) on investments	0.91		5.99	(6.04)	(1.43)	2.69
Total from investment operations	1.13		6.35	(5.59)	(1.09)	3.18
Distributions to shareholders from:
Net investment income	(0.20)		(0.42)	(0.35)	(0.32)	(0.27)
Net asset value at end of period	$27.67		$26.74	$20.81	$26.75	$28.16
Share price at end of period***	$27.69		$26.74	$20.79
NET ASSET VALUE, TOTAL RETURN****	4.29%		30.87%	(21.02)%	(3.94)%	12.69%
SHARE PRICE TOTAL RETURN****	4.36%		30.99%	(21.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$40,121		$38,772	$37,453	$24,072	$11,264
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.65%	0.69%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.93	%†	0.87%	0.94%	1.18%	1.46	%†
Net investment income, after (Waivers) and/or Recapture	1.69	%†	1.50%	2.07%	1.22%	3.42	%†
Portfolio turnover rate ††	29.86%		67%	48%	44%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.06)	$0.15	$0.22	$0.04

PowerShares Dynamic Energy Sector Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.75	$19.91	$38.80	$31.90	$25.80
Net investment income**	0.11	0.20	0.18	0.14	0.05
Net realized and unrealized gain (loss) on investments	1.99	9.87	(18.93)	6.84	6.08
Total from investment operations	2.10	10.07	(18.75)	6.98	6.13
Distributions to shareholders from:
Net investment income	(0.09)	(0.23)	(0.14)	(0.08)	(0.03)
Net asset value at end of period	$31.76	$29.75	$19.91	$38.80	$31.90
Share price at end of period***	$31.78	$29.75	$19.92
NET ASSET VALUE, TOTAL RETURN****	7.08%	50.81%	(48.52)%	21.93%	23.78%
SHARE PRICE TOTAL RETURN****	7.15%	50.73%	(48.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$52,410	$38,671	$25,878	$42,675	$19,137
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.89%†	0.93%	0.98%	0.96%	1.22	%†
Net investment income, after (Waivers) and/or Recapture	0.74%†	0.79%	0.65%	0.41%	0.28	%†
Portfolio turnover rate ††	37.48%	63%	67%	50%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.00 (a)	$0.03	$0.02	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.46	$14.63	$22.94	$26.51	$25.16
Net investment income**	0.11	0.21	0.24	0.25	0.13
Net realized and unrealized gain (loss) on investments	(0.76)	3.84	(8.33)	(3.59)	1.31
Total from investment operations	(0.65)	4.05	(8.09)	(3.34)	1.44
Distributions to shareholders from:
Net investment income	(0.13)	(0.22)	(0.22)	(0.23)	(0.09)
Net asset value at end of period	$17.68	$18.46	$14.63	$22.94	$26.51
Share price at end of period***	$17.70	$18.45	$14.60
NET ASSET VALUE, TOTAL RETURN****	(3.49)%	27.90%	(35.53)%	(12.69)%	5.72%
SHARE PRICE TOTAL RETURN****	(3.33)%	28.09%	(35.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,680	$17,539	$14,630	$22,943	$7,954
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture r	0.65%†	0.65%	0.65%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.36%†	1.25%	1.13%	1.42%	1.38%†
Net investment income, after (Waivers) and/or Recapture	1.32%†	1.26%	1.27%	1.07%	0.87%†
Portfolio turnover rate ††	46.07%	97%	66%	50%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.05	$(0.02)

PowerShares Dynamic Healthcare Sector Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.68	$17.89	$25.87	$28.59	$25.01
Net investment income (loss)**	(0.02)	0.03	0.02	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.45)	7.84	(8.00)	(2.67)	3.62
Total from investment operations	(0.47)	7.87	(7.98)	(2.72)	3.58
Distributions to shareholders from:
Net investment income	—	(0.05)	—	—	—
Return of capital	—	(0.03)	—	—	—
Total distributions	—	(0.08)	—	—	—
Net asset value at end of period	$25.21	$25.68	$17.89	$25.87	$28.59
Share price at end of period***	$25.21	$25.67	$17.86
NET ASSET VALUE, TOTAL RETURN****	(1.83)%	44.09%	(30.85)%	(9.51)%	14.31%
SHARE PRICE TOTAL RETURN****	(1.79)%	44.28%	(30.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$46,634	$97,598	$71,576	$119,019	$57,183
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.65%	0.66%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.78%†	0.72%	0.71%	0.72%	1.20%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.20)%†	0.13%	0.10%	(0.17)%	(0.31)%†
Portfolio turnover rate ††	36.89%	79%	96%	75%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$0.00 (a)	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.21		$18.85	$30.33	$29.34	$25.72
Net investment income**	0.13		0.20	0.22	0.14	0.04
Net realized and unrealized gain (loss) on investments	0.97		6.48	(11.55)	1.00	3.63
Total from investment operations	1.10		6.68	(11.33)	1.14	3.67
Distributions to shareholders from:
Net investment income	(0.13)		(0.32)	(0.15)	(0.15)	(0.04)
Return of capital	—		—	—	—	(0.01)
Total distributions	(0.13)		(0.32)	(0.15)	(0.15)	(0.05)
Net asset value at end of period	$26.18		$25.21	$18.85	$30.33	$29.34
Share price at end of period***	$26.21		$25.20	$18.82
NET ASSET VALUE, TOTAL RETURN****	4.40%		35.73%	(37.41)%	3.90%	14.28%
SHARE PRICE TOTAL RETURN****	4.56%		35.89%	(37.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$32,720		$32,779	$60,324	$36,397	$26,409
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	1.07	%†	0.82%	0.81%	0.90%	1.19%†
Net investment income, after (Waivers) and/or Recapture	1.12	%†	0.93%	1.05%	0.45%	0.30%†
Portfolio turnover rate ††	33.84%		121%	81%	84%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.06)	$0.03	$0.00 (a)	$0.01

PowerShares Dynamic Technology Sector Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.60		$17.29	$24.83	$27.76	$25.54
Net investment income (loss)**	0.00	(a)	(0.05)	(0.01)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	0.38		6.36	(7.53)	(2.84)	2.29
Total from investment operations	0.38		6.31	(7.54)	(2.93)	2.22
Net asset value at end of period	$23.98		$23.60	$17.29	$24.83	$27.76
Share price at end of period***	$23.99		$23.59	$17.29
NET ASSET VALUE, TOTAL RETURN****	1.61%		36.50%	(30.37)%	(10.55)%	8.69%
SHARE PRICE TOTAL RETURN****	1.70%		36.44%	(30.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$37,173		$38,942	$25,932	$37,246	$22,210
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.95	%†	0.90%	0.89%	0.94%	1.25%†
Net investment income (loss), after (Waivers) and/or Recapture	0.03	%†	(0.24)%	(0.04)%	(0.36)%	(0.49)%†
Portfolio turnover rate ††	55.80%		71%	90%	77%	27%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01		$(0.01)	$(0.02)	$(0.05)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period December 6, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.87	$11.09	$15.27	$19.77	$16.67	$14.95
Net investment income**	0.10	0.28 ^	0.20	0.18	0.22	0.05
Net realized and unrealized gain (loss) on investments	0.67	3.77	(4.22)	(4.23)	3.08	1.70
Total from investment operations	0.77	4.05	(4.02)	(4.05)	3.30	1.75
Distributions to shareholders from:
Net investment income	(0.11)	(0.27)	(0.16)	(0.23)	(0.20)	(0.03)
Return of capital	—	—	—	(0.22)	—	—
Total distributions	(0.11)	(0.27)	(0.16)	(0.45)	(0.20)	(0.03)
Net asset value at end of period	$15.53	$14.87	$11.09	$15.27	$19.77	$16.67
Share price at end of period***	$15.52	$14.88	$11.09
NET ASSET VALUE, TOTAL RETURN****	5.25%	36.92%	(26.55)%	(20.96)%	19.93%	11.74%
SHARE PRICE TOTAL RETURN****	5.11%	37.01%	(26.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,079	$17,848	$14,412	$18,320	$33,606	$31,669
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.66%	0.67%†
Expenses, prior to (Waivers) and/or Recapture	1.26%†	1.25%	1.29%	1.01%	1.12%	0.97%†
Net investment income, after (Waivers) and/or Recapture	1.45%†	2.17%^	1.59%	0.94%	1.24%	0.79%†
Portfolio turnover rate ††	26.32%	46%	46%	49%	43%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.02)	$(0.01)	$(0.02)	$(0.02)	$—

PowerShares Dynamic Utilities Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,				For the Period October 26, 2005* Through
	(Unaudited)		2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.96		$13.15	$19.01	$20.54	$16.33	$15.32
Net investment income**	0.26		0.52	0.54	0.45	0.44	0.24
Net realized and unrealized gain (loss) on investments	0.53		2.04	(5.95)	(1.53)	4.16	0.96
Total from investment operations	0.79		2.56	(5.41)	(1.08)	4.60	1.20
Distributions to shareholders from:
Net investment income	(0.24)		(0.75)	(0.45)	(0.45)	(0.39)	(0.19)
Net asset value at end of period	$15.51		$14.96	$13.15	$19.01	$20.54	$16.33
Share price at end of period***	$15.52		$14.96	$13.13
NET ASSET VALUE, TOTAL RETURN****	5.34%		19.79%	(29.00)%	(5.34)%	28.48%	7.82%
SHARE PRICE TOTAL RETURN****	5.41%		19.97%	(29.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$41,099		$38,139	$42,071	$39,929	$59,579	$22,861
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.63%	0.69%†
Expenses, prior to (Waivers) and/or Recapture	0.90	%†	0.95%	0.82%	0.86%	0.92%	0.89%†
Net investment income, after (Waivers) and/or Recapture	3.43	%†	3.71%	3.44%	2.32%	2.34%	2.62%†
Portfolio turnover rate ††	38.34%		81%	68%	64%	39%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$(0.17)	$0.00 (a)	$(0.05)	$0.05	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

^  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2 per share owned of DISH Network Corp., Class A on December 2, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.19 and 1.53%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares NASDAQ Internet Portfolio

	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	For the Period June 10, 2008* Through April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.99	$17.89	$24.72
Net investment income (loss)**	(0.07)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	6.63	10.22	(6.74)
Total from investment operations	6.56	10.10	(6.82)
Distributions to shareholders from:
Return of capital	—	—	(0.01)
Net asset value at end of period	$34.55	$27.99	$17.89
Share price at end of period***	$34.57	$28.01	$17.88
NET ASSET VALUE, TOTAL RETURN****	23.44%	56.46%	(27.56	)%(a)
SHARE PRICE TOTAL RETURN****	23.42%	56.65%	(27.60	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,185	$15,396	$1,789
Ratio to average net assets of:
Expenses	0.60%†	0.60%	0.60	%†
Net investment income (loss)	(0.45)%†	(0.46)%	(0.51	)%†
Portfolio turnover rate ††	1.03%	23%	25%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$(0.13)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (25.33)%. The share price total return from Fund Inception to April 30, 2009 was (26.53)%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Basic Materials Sector Portfolio	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Telecommunications & Wireless Portfolio	"Dynamic Telecommunications & Wireless Portfolio"

PowerShares Dynamic Utilities Portfolio	"Dynamic Utilities Portfolio"

PowerShares NASDAQ Internet Portfolio	"NASDAQ Internet Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca") except for Shares of the NASDAQ Internet Portfolio, which are listed and traded on the NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Fund	Index
Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Telecommunications & Wireless Portfolio	Dynamic Telecommunications & Wireless IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depository Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Dynamic Telecommunications & Wireless Portfolio, Dynamic Utilities Portfolio and NASDAQ Internet Portfolio are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Expenses included for Dynamic Financial Sector Portfolio, in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the underlying funds, in which it invests. The effects of the underlying funds' expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund other than the NASDAQ Internet Portfolio (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the NASDAQ Internet Portfolio.

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13	10/31/13
Dynamic Basic Materials Sector Portfolio	$280,726	$40,474	$97,823	$89,112	$53,317
Dynamic Consumer Discretionary Sector Portfolio	311,951	48,265	106,300	102,088	55,298
Dynamic Consumer Staples Sector Portfolio	278,199	45,457	92,029	87,641	53,072
Dynamic Energy Sector Portfolio	279,569	39,871	98,690	91,813	49,195
Dynamic Financial Sector Portfolio	308,626	45,714	99,362	104,373	59,177
Dynamic Healthcare Sector Portfolio	194,696	20,495	68,848	57,703	47,650
Dynamic Industrials Sector Portfolio	277,758	45,227	82,709	88,552	61,270
Dynamic Technology Sector Portfolio	268,542	39,742	90,118	87,322	51,360
Dynamic Telecommunications & Wireless Portfolio	313,476	56,387	104,564	102,497	50,028
Dynamic Utilities Portfolio	282,017	42,784	87,648	98,255	53,330

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic Basic Materials Sector Portfolio	NYSE Arca

Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca

Dynamic Consumer Staples Sector Portfolio	NYSE Arca

Dynamic Energy Sector Portfolio	NYSE Arca

Dynamic Financial Sector Portfolio	NYSE Arca

Dynamic Healthcare Sector Portfolio	NYSE Arca

Dynamic Industrials Sector Portfolio	NYSE Arca

Dynamic Technology Sector Portfolio	NYSE Arca

Dynamic Telecommunications & Wireless Portfolio	NYSE Arca

Dynamic Utilities Portfolio	NYSE Arca

NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ Internet Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the six-month period ended October 31, 2010, there was no significant transfers between investment levels, unless otherwise noted.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Basic Materials Sector Portfolio
Equity Securities	$63,015,311	$—	$—	$63,015,311
Money Market Fund	39,873	—	—	39,873
Total Investments	63,055,184	—	—	63,055,184
Dynamic Consumer Discretionary Sector Portfolio
Equity Securities	17,603,472	—	—	17,603,472
Money Market Fund	46,288	—	—	46,288
Total Investments	17,649,760	—	—	17,649,760

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Consumer Staples Sector Portfolio
Equity Securities	$40,122,647	$—	$—	$40,122,647
Money Market Fund	73,044	—	—	73,044
Total Investments	40,195,691	—	—	40,195,691
Dynamic Energy Sector Portfolio
Equity Securities	52,402,782	583	—	52,403,365
Money Market Fund	37,685	—	—	37,685
Total Investments	52,440,467	583	—	52,441,050
Dynamic Financial Sector Portfolio
Equity Securities	17,674,114	—	—	17,674,114
Money Market Fund	59,052	—	—	59,052
Total Investments	17,733,166	—	—	17,733,166
Dynamic Healthcare Sector Portfolio
Equity Securities	46,624,561	—	—	46,624,561
Money Market Fund	100,424	—	—	100,424
Total Investments	46,724,985	—	—	46,724,985
Dynamic Industrials Sector Portfolio
Equity Securities	32,732,033	—	—	32,732,033
Money Market Fund	67,222	—	—	67,222
Total Investments	32,799,255	—	—	32,799,255
Dynamic Technology Sector Portfolio
Equity Securities	37,157,822	—	—	37,157,822
Money Market Fund	83,066	—	—	83,066
Total Investments	37,240,888	—	—	37,240,888
Dynamic Telecommunications & Wireless Portfolio
Equity Securities	17,072,569	—	—	17,072,569
Money Market Fund	23,725	—	—	23,725
Total Investments	17,096,294	—	—	17,096,294
Dynamic Utilities Portfolio
Equity Securities	41,078,590	—	—	41,078,590
Money Market Fund	7,839	—	—	7,839
Total Investments	41,086,429	—	—	41,086,429
NASDAQ Internet Portfolio
Equity Securities	24,192,565	—	—	24,192,565
Money Market Fund	2,859	—	—	2,859
Total Investments	24,195,424	—	—	24,195,424

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2015	2016	2017	2018	Total*
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$3,783,798	$4,534,904	$8,524,230
Dynamic Consumer Discretionary Sector Portfolio	—	1,246,058	1,993,654	—	3,239,712
Dynamic Consumer Staples Sector Portfolio	—	634,544	2,156,980	3,935,363	6,726,887
Dynamic Energy Sector Portfolio	—	880,885	2,869,667	3,876,239	7,626,791
Dynamic Financial Sector Portfolio	—	614,940	1,821,971	4,413,894	6,850,805
Dynamic Healthcare Sector Portfolio	—	2,234,184	17,890,879	18,737,951	38,863,014
Dynamic Industrials Sector Portfolio	—	1,476,057	6,525,387	21,245,288	29,246,732
Dynamic Technology Sector Portfolio	—	2,465,875	8,220,697	7,658,564	18,345,136
Dynamic Telecommunications & Wireless Portfolio	1,394,222	1,538,650	3,596,484	4,055,906	10,585,262
Dynamic Utilities Portfolio	430,964	2,124,736	1,366,073	5,885,935	9,807,708
NASDAQ Internet Portfolio	—	—	2,112	95,746	97,858

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$12,106,073	$10,738,899
Dynamic Consumer Discretionary Sector Portfolio	9,668,379	9,503,692
Dynamic Consumer Staples Sector Portfolio	11,402,600	11,132,421
Dynamic Energy Sector Portfolio	15,290,501	16,116,079
Dynamic Financial Sector Portfolio	7,738,804	7,631,225
Dynamic Healthcare Sector Portfolio	26,711,524	26,334,520
Dynamic Industrials Sector Portfolio	10,408,736	9,993,415
Dynamic Technology Sector Portfolio	19,344,194	19,570,299
Dynamic Telecommunications & Wireless Portfolio	4,486,932	4,221,727
Dynamic Utilities Portfolio	14,805,952	14,820,106
NASDAQ Internet Portfolio	181,631	197,350

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

For the six-month period ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$17,996,321	$7,267,199
Dynamic Consumer Discretionary Sector Portfolio	11,973,197	14,981,532
Dynamic Consumer Staples Sector Portfolio	8,834,694	8,961,557
Dynamic Energy Sector Portfolio	30,564,730	18,910,351
Dynamic Financial Sector Portfolio	9,512,717	8,828,454
Dynamic Healthcare Sector Portfolio	28,809,049	75,868,114
Dynamic Industrials Sector Portfolio	16,952,108	18,413,409
Dynamic Technology Sector Portfolio	11,550,016	13,510,055
Dynamic Telecommunications & Wireless Portfolio	2,978,915	4,688,241
Dynamic Utilities Portfolio	16,682,621	15,228,506
NASDAQ Internet Portfolio	10,421,251	6,007,291

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At October 31, 2010, cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Basic Materials Sector Portfolio	$50,935,551	$12,119,633	$12,178,619	$(58,986)
Dynamic Consumer Discretionary Sector Portfolio	15,098,857	2,550,903	2,728,737	(177,834)
Dynamic Consumer Staples Sector Portfolio	35,273,090	4,922,601	5,382,339	(459,738)
Dynamic Energy Sector Portfolio	44,930,361	7,510,689	7,650,681	(139,992)
Dynamic Financial Sector Portfolio	16,006,219	1,726,947	1,842,253	(115,306)
Dynamic Healthcare Sector Portfolio	41,146,792	5,578,193	6,455,169	(876,976)
Dynamic Industrials Sector Portfolio	28,021,370	4,777,885	4,887,893	(110,008)
Dynamic Technology Sector Portfolio	31,085,309	6,155,579	6,440,130	(284,551)
Dynamic Telecommunications & Wireless Portfolio	14,127,054	2,969,240	2,969,240	—
Dynamic Utilities Portfolio	38,767,315	2,319,114	3,340,169	(1,021,055)
NASDAQ Internet Portfolio	19,618,726	4,576,698	4,826,844	(250,146)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to the NASDAQ Internet Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. Subsequent Events

On October 5, 2010, the PowerShares Board of Trustees approved the liquidation of the PowerShares Dynamic Telecommunications & Wireless Portfolio, which occurred on December 21, 2010.

52

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-SAR-3

2010 Semi-Annual Report to Shareholders

October 31, 2010

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Style Portfolios

Schedules of Investments

PowerShares Dynamic Large Cap Growth Portfolio	6

PowerShares Dynamic Large Cap Portfolio	8

PowerShares Dynamic Large Cap Value Portfolio	10

PowerShares Dynamic Mid Cap Growth Portfolio	12

PowerShares Dynamic Mid Cap Portfolio	14

PowerShares Dynamic Mid Cap Value Portfolio	18

PowerShares Dynamic Small Cap Growth Portfolio	19

PowerShares Dynamic Small Cap Portfolio	21

PowerShares Dynamic Small Cap Value Portfolio	24

PowerShares FTSE NASDAQ Small Cap Portfolio	26

PowerShares Zacks Micro Cap Portfolio	36

PowerShares Zacks Small Cap Portfolio	41

Statements of Assets and Liabilities	46

Statements of Operations	48

Statements of Changes in Net Assets	50

Financial Highlights	54

Notes to Financial Statements	60

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PWB	PowerShares Dynamic Large Cap Growth Portfolio	3/3/05	1406	657	34	3	1	0	0
PJF	PowerShares Dynamic Large Cap Portfolio	12/1/06	964	341	15	4	2	1	0
PWV	PowerShares Dynamic Large Cap Value Portfolio	3/3/05	1406	744	33	11	1	0	1
PWJ	PowerShares Dynamic Mid Cap Growth Portfolio	3/3/05	1406	573	19	6	0	0	0
PJG	PowerShares Dynamic Mid Cap Portfolio	12/1/06	964	392	27	1	1	1	1
PWP	PowerShares Dynamic Mid Cap Value Portfolio	3/3/05	1406	550	23	5	1	0	2
PWT	PowerShares Dynamic Small Cap Growth Portfolio	3/3/05	1406	583	51	6	4	0	2
PJM	PowerShares Dynamic Small Cap Portfolio	12/1/06	964	343	28	5	1	0	0
PWY	PowerShares Dynamic Small Cap Value Portfolio	3/3/05	1406	598	46	10	1	1	0
PQSC	PowerShares FTSE NASDAQ Small Cap Portfolio	4/3/08	630	242	14	5	0	0	1
PZI	PowerShares Zacks Micro Cap Portfolio	8/18/05	1289	410	51	14	0	1	0
PZJ	PowerShares Zacks Small Cap Portfolio	2/16/06	1163	472	25	5	1	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PWB	687	21	3	0	0	0
PJF	592	7	2	0	0	0
PWV	596	14	6	0	0	0
PWJ	792	14	2	0	0	0
PJG	532	8	1	0	0	0
PWP	803	16	5	0	1	0
PWT	704	50	5	1	0	0
PJM	554	28	3	2	0	0
PWY	694	47	7	1	1	0
PQSC	349	19	0	0	0	0
PZI	742	64	7	0	0	0
PZJ	635	21	3	1	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

In pursuing their investment objective, PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares Zacks Micro Cap Portfolio (the "Funds") may invest a portion of their assets in investment companies. The Funds indirectly bear a pro rata share of the fees and expenses of the underlying fund in which the Funds invest. The effect of such expenses are included in the Funds' total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio Actual	$1,000.00	$1,028.41	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Portfolio Actual	$1,000.00	$1,002.91	0.65%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Large Cap Value Portfolio Actual	$1,000.00	$1,001.76	0.60%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Dynamic Mid Cap Growth Portfolio Actual	$1,000.00	$1,029.83	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Mid Cap Portfolio Actual	$1,000.00	$1,015.20	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Mid Cap Value Portfolio Actual	$1,000.00	$987.95	0.63%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Small Cap Growth Portfolio Actual	$1,000.00	$1,029.04	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Small Cap Portfolio Actual	$1,000.00	$961.09	0.65%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Small Cap Value Portfolio Actual	$1,000.00	$958.41	0.63%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares FTSE NASDAQ Small Cap Portfolio Actual	$1,000.00	$985.41	0.70%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Zacks Micro Cap Portfolio Actual	$1,000.00	$901.66	0.70%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Zacks Small Cap Portfolio Actual	$1,000.00	$988.04	0.70%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

5

Portfolio Composition

PowerShares Dynamic Large Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	32.2
Consumer Discretionary	21.5
Industrials	21.2
Health Care	7.0
Energy	6.5
Consumer Staples	4.6
Financials	4.4
Materials	2.6
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—21.5%
11,908	AutoZone, Inc.*	$2,829,698
81,257	Carnival Corp.	3,507,865
69,237	Coach, Inc.	3,461,850
66,973	DIRECTV, Class A*	2,910,646
78,173	Marriott International, Inc., Class A	2,896,310
84,079	NIKE, Inc., Class B	6,847,394
108,917	Starbucks Corp.	3,101,956
49,472	Time Warner Cable, Inc.	2,862,945
62,152	TJX Cos., Inc. (The)	2,852,155
181,960	Walt Disney Co. (The)	6,570,576
30,309	Wynn Resorts Ltd.	3,248,215
60,402	Yum! Brands, Inc.	2,993,523
		44,083,133
	Consumer Staples—4.6%
106,208	Coca-Cola Co. (The)	6,512,675
45,495	Costco Wholesale Corp.	2,855,721
		9,368,396
	Energy—6.5%
87,396	Halliburton Co.	2,784,436
59,203	Peabody Energy Corp.	3,131,839
106,972	Schlumberger Ltd.	7,476,273
		13,392,548
	Financials—4.4%
145,798	American Express Co.	6,044,785
25,999	Franklin Resources, Inc.	2,982,085
		9,026,870
	Health Care—7.0%
40,468	Allergan, Inc.	2,930,288
57,161	Express Scripts, Inc.*	2,773,452
56,381	Medco Health Solutions, Inc.*	2,961,694

Number of Shares		Value
	Common Stocks (Continued)
72,071	St. Jude Medical, Inc.*	$2,760,319
58,100	Stryker Corp.	2,875,369
		14,301,122
	Industrials—21.2%
73,640	3M Co.	6,201,961
38,780	C.H. Robinson Worldwide, Inc.	2,733,214
69,577	Danaher Corp.	3,016,858
127,232	Emerson Electric Co.	6,985,037
31,768	FedEx Corp.	2,786,689
150,435	Honeywell International, Inc.	7,086,993
61,084	Illinois Tool Works, Inc.	2,791,539
60,732	PACCAR, Inc.	3,113,122
84,505	Republic Services, Inc.	2,519,094
92,520	United Parcel Service, Inc., Class B	6,230,297
		43,464,804
	Information Technology—32.2%
91,364	Adobe Systems, Inc.*	2,571,897
24,687	Apple, Inc.*	7,427,578
77,441	Broadcom Corp., Class A	3,154,946
286,623	Cisco Systems, Inc.*	6,543,603
43,632	Cognizant Technology Solutions Corp., Class A*	2,844,370
324,695	EMC Corp.*	6,821,842
12,997	Google, Inc., Class A*	7,967,031
59,533	Intuit, Inc.*	2,857,584
12,372	MasterCard, Inc., Class A	2,970,022
264,980	Oracle Corp.	7,790,412
74,768	SanDisk Corp.*	2,809,781
102,498	Tyco Electronics Ltd. (Switzerland)	3,247,137
83,882	Visa, Inc., Class A	6,557,056
32,247	VMware, Inc., Class A*	2,465,606
		66,028,865

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Growth Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Materials—2.6%
53,681	Ecolab, Inc.	$2,647,547
29,288	Praxair, Inc.	2,675,166
		5,322,713
	Total Common Stocks (Cost $167,235,676)	204,988,451
	Money Market Fund—0.1%
152,362	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $152,362)	152,362
	Total Investments (Cost $167,388,038)—100.1%	205,140,813
	Liabilities in excess of other assets—(0.1%)	(201,205)
	Net Assets—100.0%	$204,939,608

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Large Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	17.7
Industrials	17.2
Financials	15.5
Consumer Discretionary	15.0
Consumer Staples	12.1
Health Care	10.8
Energy	6.4
Materials	3.7
Telecommunication Services	1.6
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—15.0%
5,419	Coach, Inc.	$270,950
27,031	Comcast Corp., Class A	556,298
5,236	DIRECTV, Class A*	227,557
16,243	Home Depot, Inc. (The)	501,584
6,310	McDonald's Corp.	490,729
16,169	News Corp., Class A	233,804
2,817	NIKE, Inc., Class B	229,416
5,606	Omnicom Group, Inc.	246,440
8,515	Starbucks Corp.	242,507
3,867	Time Warner Cable, Inc.	223,783
4,859	TJX Cos., Inc. (The)	222,980
6,280	Viacom, Inc., Class B	242,345
14,241	Walt Disney Co. (The)	514,242
2,370	Wynn Resorts Ltd.	253,993
4,723	Yum! Brands, Inc.	234,072
		4,690,700
	Consumer Staples—12.1%
20,711	Altria Group, Inc.	526,474
5,333	Campbell Soup Co.	193,321
8,313	Coca-Cola Co. (The)	509,753
10,173	Coca-Cola Enterprises, Inc.	244,254
2,692	Colgate-Palmolive Co.	207,607
9,193	ConAgra Foods, Inc.	206,751
3,557	Costco Wholesale Corp.	223,273
4,244	Hershey Co. (The)	210,036
9,830	Kroger Co. (The)	216,260
9,075	Philip Morris International, Inc.	530,887
7,807	Procter & Gamble Co. (The)	496,291
3,617	Reynolds American, Inc.	234,743
		3,799,650

Number of Shares		Value
	Common Stocks (Continued)
	Energy—6.4%
6,230	Chevron Corp.	$514,660
8,739	ConocoPhillips	519,097
6,460	Marathon Oil Corp.	229,782
6,190	Occidental Petroleum Corp.	486,720
4,628	Peabody Energy Corp.	244,821
		1,995,080
	Financials—15.5%
3,677	ACE Ltd.	218,487
4,179	Aflac, Inc.	233,564
7,140	Allstate Corp. (The)	217,699
11,411	American Express Co.	473,100
5,377	Aon Corp.	213,736
3,669	Chubb Corp. (The)	212,875
124,157	Citigroup, Inc.*	517,735
2,035	Franklin Resources, Inc.	233,414
12,755	JPMorgan Chase & Co.	479,971
2,277	M&T Bank Corp.	170,206
3,845	PNC Financial Services Group, Inc.	207,245
10,043	Progressive Corp. (The)	212,510
3,886	Prudential Financial, Inc.	204,326
4,007	Travelers Cos., Inc. (The)	221,186
21,553	U.S. Bancorp	521,152
19,451	Wells Fargo & Co.	507,282
		4,844,488
	Health Care—10.8%
9,366	Abbott Laboratories	480,663
7,312	Aetna, Inc.	218,336
3,660	Biogen Idec, Inc.*	229,519
7,651	Bristol-Myers Squibb Co.	205,812
6,485	Cardinal Health, Inc.	224,965

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
5,843	Eli Lilly & Co.	$205,674
4,469	Express Scripts, Inc.*	216,836
8,105	Johnson & Johnson	516,045
4,413	Medco Health Solutions, Inc.*	231,815
5,634	St. Jude Medical, Inc.*	215,782
4,542	Stryker Corp.	224,783
6,173	UnitedHealth Group, Inc.	222,537
4,162	Zimmer Holdings, Inc.*	197,445
		3,390,212
	Industrials—17.2%
5,763	3M Co.	485,360
7,084	Caterpillar, Inc.	556,802
4,014	CSX Corp.	246,660
5,446	Danaher Corp.	236,139
3,096	Deere & Co.	237,773
2,781	Eaton Corp.	247,036
4,263	Emerson Electric Co.	234,039
2,484	FedEx Corp.	217,897
3,483	General Dynamics Corp.	237,262
31,736	General Electric Co.	508,411
5,040	Honeywell International, Inc.	237,434
3,664	Norfolk Southern Corp.	225,299
3,297	Parker Hannifin Corp.	252,385
6,606	Republic Services, Inc.	196,925
2,712	Union Pacific Corp.	237,788
7,241	United Parcel Service, Inc., Class B	487,609
7,013	United Technologies Corp.	524,362
		5,369,181
	Information Technology—17.7%
7,142	Adobe Systems, Inc.*	201,047
1,932	Apple, Inc.*	581,281
5,078	Automatic Data Processing, Inc.	225,565
3,411	Cognizant Technology Solutions Corp., Class A*	222,363
10,879	EMC Corp.*	228,568
25,413	Intel Corp.	510,039
3,743	International Business Machines Corp.	537,495
967	MasterCard, Inc., Class A	232,138
19,508	Microsoft Corp.	519,693
20,739	Oracle Corp.	609,726
5,845	SanDisk Corp.*	219,655
8,013	Tyco Electronics Ltd. (Switzerland)	253,852
6,565	Visa, Inc., Class A	513,186
2,521	VMware, Inc., Class A*	192,756
12,467	Western Union Co. (The)	219,419
23,131	Xerox Corp.	270,633
		5,537,416
	Materials—3.7%
4,873	E.I. du Pont de Nemours & Co.	230,395
4,197	Ecolab, Inc.	206,996

Number of Shares		Value
	Common Stocks (Continued)
2,810	Freeport-McMoRan Copper & Gold, Inc.	$266,051
2,982	PPG Industries, Inc.	228,719
2,290	Praxair, Inc.	209,169
		1,141,330
	Telecommunication Services—1.6%
17,329	AT&T, Inc.	493,876
	Total Common Stocks (Cost $27,160,039)	31,261,933
	Money Market Fund—0.2%
73,164	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $73,164)	73,164
	Total Investments (Cost $27,233,203)—100.2%	31,335,097
	Liabilities in excess of other assets—(0.2%)	(59,987)
	Net Assets—100.0%	$31,275,110

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Large Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Financials	22.1
Health Care	17.8
Consumer Staples	14.9
Energy	11.6
Industrials	10.7
Information Technology	8.6
Telecommunication Services	6.5
Consumer Discretionary	4.7
Materials	3.1
Other	0.0

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—4.7%
318,896	CBS Corp., Class B	$5,398,909
359,145	News Corp., Class A	5,193,237
124,378	Omnicom Group, Inc.	5,467,657
		16,059,803
	Consumer Staples—14.9%
196,939	Altria Group, Inc.	5,006,189
118,469	Campbell Soup Co.	4,294,501
204,187	ConAgra Foods, Inc.	4,592,166
123,308	General Mills, Inc.	4,628,982
218,348	Kroger Co. (The)	4,803,656
173,205	Procter & Gamble Co. (The)	11,010,642
80,329	Reynolds American, Inc.	5,213,352
203,093	Wal-Mart Stores, Inc.	11,001,548
		50,551,036
	Energy—11.6%
138,231	Chevron Corp.	11,419,263
193,892	ConocoPhillips	11,517,185
173,205	Exxon Mobil Corp.	11,512,936
143,471	Marathon Oil Corp.	5,103,264
		39,552,648
	Financials—22.1%
81,690	ACE Ltd.	4,854,020
158,594	Allstate Corp. (The)	4,835,531
119,426	Aon Corp.	4,747,183
81,480	Chubb Corp. (The)	4,727,470
2,754,719	Citigroup, Inc.*	11,487,178
282,998	JPMorgan Chase & Co.	10,649,215
50,569	M&T Bank Corp.	3,780,033
85,415	PNC Financial Services Group, Inc.	4,603,868
223,068	Progressive Corp. (The)	4,720,119
86,311	Prudential Financial, Inc.	4,538,232

Number of Shares		Value
	Common Stocks (Continued)
89,013	Travelers Cos., Inc. (The)	$4,913,518
431,572	Wells Fargo & Co.	11,255,398
		75,111,765
	Health Care—17.8%
207,821	Abbott Laboratories	10,665,374
162,423	Aetna, Inc.	4,849,951
101,465	Baxter International, Inc.	5,164,568
81,301	Biogen Idec, Inc.*	5,098,386
169,948	Bristol-Myers Squibb Co.	4,571,601
144,032	Cardinal Health, Inc.	4,996,470
129,797	Eli Lilly & Co.	4,568,854
179,821	Johnson & Johnson	11,449,203
137,133	UnitedHealth Group, Inc.	4,943,645
92,460	Zimmer Holdings, Inc.*	4,386,302
		60,694,354
	Industrials—10.7%
77,374	General Dynamics Corp.	5,270,717
704,129	General Electric Co.	11,280,147
61,423	Lockheed Martin Corp.	4,378,846
80,011	Northrop Grumman Corp.	5,057,495
73,142	Parker Hannifin Corp.	5,599,020
100,364	Raytheon Co.	4,624,773
		36,210,998
	Information Technology—8.6%
272,571	Hewlett-Packard Co.	11,464,336
83,041	International Business Machines Corp.	11,924,688
513,777	Xerox Corp.	6,011,191
		29,400,215
	Materials—3.1%
217,813	International Paper Co.	5,506,313
66,155	PPG Industries, Inc.	5,074,088
		10,580,401

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Value Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—6.5%
384,475	AT&T, Inc.	$10,957,537
347,110	Verizon Communications, Inc.	11,270,662
		22,228,199
	Total Investments (Cost $317,912,073)—100.0%	340,389,419
	Liabilities in excess of other assets—(0.0%)	(16,662)
	Net Assets—100.0%	$340,372,757

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Mid Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Consumer Discretionary	28.9
Information Technology	24.9
Industrials	24.0
Health Care	8.5
Financials	4.8
Consumer Staples	4.2
Energy	3.6
Materials	1.1
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—28.9%
3,508	Chipotle Mexican Grill, Inc.*	$737,417
11,815	Deckers Outdoor Corp.*	686,452
107,431	Dollar General Corp.*	3,028,480
65,903	Dollar Tree, Inc.*	3,381,483
16,026	Guess?, Inc.	623,732
17,295	J.Crew Group, Inc.*	553,267
7,144	Lear Corp.*	631,530
120,902	Limited Brands, Inc.	3,553,310
23,931	Netflix, Inc.*	4,152,028
63,385	O'Reilly Automotive, Inc.*	3,708,022
6,727	Panera Bread Co., Class A*	602,134
9,724	Polaris Industries, Inc.	691,279
74,036	Scripps Networks Interactive, Inc., Class A	3,767,692
542,269	Sirius XM Radio, Inc.*	810,692
18,725	Sotheby's	820,904
19,935	Tempur-Pedic International, Inc.*	687,757
74,127	Tiffany & Co.	3,928,731
		32,364,910
	Consumer Staples—4.2%
80,731	Dr Pepper Snapple Group, Inc.	2,950,718
11,727	Hansen Natural Corp.*	600,540
20,137	Nu Skin Enterprises, Inc., Class A	616,192
16,503	Ruddick Corp.	575,955
		4,743,405
	Energy—3.6%
47,196	FMC Technologies, Inc.*	3,402,832
12,734	Oil States International, Inc.*	650,962
		4,053,794
	Financials—4.8%
27,488	Brown & Brown, Inc.	612,707
3,105	First Citizens BancShares, Inc., Class A	579,952

Number of Shares		Value
	Common Stocks (Continued)
31,002	IntercontinentalExchange, Inc.*	$3,561,200
17,607	MSCI, Inc., Class A*	631,211
		5,385,070
	Health Care—8.5%
11,062	Emergency Medical Services Corp., Class A*	601,552
16,699	Hill-Rom Holdings, Inc.	647,086
9,420	IDEXX Laboratories, Inc.*	564,823
4,805	Mettler-Toledo International, Inc.*	627,341
55,678	Varian Medical Systems, Inc.*	3,519,963
48,555	Waters Corp.*	3,599,382
		9,560,147
	Industrials—24.0%
12,277	AMETEK, Inc.	663,572
14,564	Baldor Electric Co.	611,979
19,465	BE Aerospace, Inc.*	715,533
15,606	CLARCOR, Inc.	618,934
16,026	Copart, Inc.*	542,640
12,381	Donaldson Co., Inc.	603,202
65,660	Fastenal Co.	3,380,177
11,159	Gardner Denver, Inc.	645,213
13,584	Genesee & Wyoming, Inc., Class A*	627,988
18,856	Graco, Inc.	648,835
8,633	IHS, Inc., Class A*	623,648
15,968	J.B. Hunt Transport Services, Inc.	574,209
53,101	Joy Global, Inc.	3,767,516
15,897	Kansas City Southern*	696,607
11,849	MSC Industrial Direct Co., Class A	674,682
15,273	Pall Corp.	651,699
17,306	Pentair, Inc.	566,425
9,314	Regal-Beloit Corp.	537,511
25,515	Rollins, Inc.	664,666

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
344	Seaboard Corp.	$637,793
15,978	Timken Co. (The)	661,809
10,543	Toro Co. (The)	598,421
108,085	Verisk Analytics, Inc., Class A*	3,222,014
28,015	W.W. Grainger, Inc.	3,474,701
13,970	Waste Connections, Inc.	569,138
		26,978,912
	Information Technology—24.9%
16,967	ADTRAN, Inc.	547,525
118,157	Altera Corp.	3,687,680
71,970	Amphenol Corp., Class A	3,607,856
80,558	BMC Software, Inc.*	3,662,167
53,984	Dolby Laboratories, Inc., Class A*	3,329,733
33,899	F5 Networks, Inc.*	3,989,912
7,208	FactSet Research Systems, Inc.	632,718
80,753	Lam Research Corp.*	3,697,680
13,612	MICROS Systems, Inc.*	617,849
30,765	Parametric Technology Corp.*	660,525
13,625	Syntel, Inc.	665,717
57,601	Teradyne, Inc.*	647,435
37,620	TIBCO Software, Inc.*	723,056
21,895	VeriFone Systems, Inc.*	740,708
18,660	Zebra Technologies Corp., Class A*	667,655
		27,878,216
	Materials—1.1%
11,255	Cytec Industries, Inc.	557,348
23,484	Nalco Holding Co.	661,779
		1,219,127
	Total Common Stocks (Cost $91,974,469)	112,183,581
	Money Market Fund—0.1%
110,245	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $110,245)	110,245
	Total Investments (Cost $92,084,714)—100.1%	112,293,826
	Liabilities in excess of other assets—(0.1%)	(139,325)
	Net Assets—100.0%	$112,154,501

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Mid Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Industrials	23.8
Consumer Discretionary	22.0
Health Care	14.5
Information Technology	11.0
Materials	9.8
Consumer Staples	8.6
Financials	8.1
Energy	2.1
Money Market Fund	0.3
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—22.0%
955	Advance Auto Parts, Inc.	$62,056
6,770	Apollo Group, Inc., Class A*	253,740
958	Autoliv, Inc.	68,305
7,826	Bed Bath & Beyond, Inc.*	343,561
347	Chipotle Mexican Grill, Inc.*	72,943
6,814	Darden Restaurants, Inc.	311,468
1,168	Deckers Outdoor Corp.*	67,861
10,308	Dollar General Corp.*	290,583
1,158	Dollar Tree, Inc.*	59,417
2,476	Dress Barn, Inc. (The)*	56,799
1,227	Family Dollar Stores, Inc.	56,651
3,152	Federal-Mogul Corp.*	62,504
4,241	Gannett Co., Inc.	50,256
6,745	Genuine Parts Co.	322,816
3,904	H&R Block, Inc.	46,028
11,583	Harley-Davidson, Inc.	355,366
7,073	Hasbro, Inc.	327,126
1,442	John Wiley & Sons, Inc., Class A	62,237
11,600	Limited Brands, Inc.	340,924
3,445	Newell Rubbermaid, Inc.	60,804
6,082	O'Reilly Automotive, Inc.*	355,797
665	Panera Bread Co., Class A*	59,524
963	Polaris Industries, Inc.	68,460
5,683	Ross Stores, Inc.	335,240
1,499	TRW Automotive Holdings Corp.*	68,489
3,919	VF Corp.	326,218
1,246	Warnaco Group, Inc. (The)*	66,175
2,222	Wyndham Worldwide Corp.	63,882
		4,615,230

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Consumer Staples—8.6%
4,476	Clorox Co. (The)	$297,878
1,550	Corn Products International, Inc.	65,952
4,044	Del Monte Foods Co.	57,991
7,747	Dr Pepper Snapple Group, Inc.	283,153
832	Energizer Holdings, Inc.*	62,217
2,060	Flowers Foods, Inc.	52,489
1,161	Hansen Natural Corp.*	59,455
6,715	Hormel Foods Corp.	308,353
1,631	Ruddick Corp.	56,922
19,630	Sara Lee Corp.	281,298
17,432	Tyson Foods, Inc., Class A	271,067
		1,796,775
	Energy—2.1%
1,347	Alliance Holdings GP LP	55,914
4,311	Cimarex Energy Co.	330,869
675	SEACOR Holdings, Inc.*	63,956
		450,739
	Financials—8.1%
1,822	American Financial Group, Inc.	55,717
1,440	Assurant, Inc.	56,938
1,170	Bank of Hawaii Corp.	50,532
2,717	Brown & Brown, Inc.	60,562
10,910	CNA Financial Corp.*	302,425
889	Credit Acceptance Corp.*	52,282
1,018	Cullen/Frost Bankers, Inc.	53,384
307	First Citizens BancShares, Inc., Class A	57,342
2,074	HCC Insurance Holdings, Inc.	54,920
1,740	MSCI, Inc., Class A*	62,379

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,462	Primerica, Inc.	$51,997
12,476	Principal Financial Group, Inc.	334,856
1,125	Rayonier, Inc. REIT	58,725
1,055	Torchmark Corp.	60,430
14,327	Unum Group	321,211
2,015	W.R. Berkley Corp.	55,453
		1,689,153
	Health Care—14.5%
3,714	C.R. Bard, Inc.	308,708
928	Cephalon, Inc.*	61,656
8,904	CIGNA Corp.	313,332
4,425	DaVita, Inc.*	317,494
8,251	Health Management Associates, Inc., Class A*	66,090
5,593	Hospira, Inc.*	332,672
5,916	Humana, Inc.*	344,843
3,849	Laboratory Corp. of America Holdings*	313,001
2,293	Lincare Holdings, Inc.	60,122
477	Mettler-Toledo International, Inc.*	62,277
6,485	Quest Diagnostics, Inc.	318,673
1,681	Sirona Dental Systems, Inc.*	63,290
12,909	Tenet Healthcare Corp.*	56,283
1,678	Universal Health Services, Inc., Class B	69,251
4,659	Waters Corp.*	345,372
		3,033,064
	Industrials—23.8%
1,016	A.O. Smith Corp.	56,926
1,184	Alaska Air Group, Inc.*	62,515
1,213	AMETEK, Inc.	65,563
1,608	Avery Dennison Corp.	58,451
1,924	BE Aerospace, Inc.*	70,726
1,542	CLARCOR, Inc.	61,156
1,584	Copart, Inc.*	53,634
1,543	Crane Co.	59,035
27,682	Delta Air Lines, Inc.*	384,503
1,224	Donaldson Co., Inc.	59,633
6,385	Dover Corp.	339,044
1,775	Equifax, Inc.	58,806
6,300	Fastenal Co.	324,324
1,103	Gardner Denver, Inc.	63,775
4,096	Goodrich Corp.	336,159
1,162	Hubbell, Inc., Class B	62,771
1,729	IDEX Corp.	62,382
853	IHS, Inc., Class A*	61,621
6,600	ITT Corp.	311,454
1,578	J.B. Hunt Transport Services, Inc.	56,745
5,095	Joy Global, Inc.	361,490
1,572	Kansas City Southern*	68,885
2,271	KBR, Inc.	57,683
1,171	MSC Industrial Direct Co., Class A	66,677
2,003	Oshkosh Corp.*	59,109

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,513	Pall Corp.	$64,560
921	Regal-Beloit Corp.	53,151
5,531	Rockwell Automation, Inc.	344,968
5,187	Rockwell Collins, Inc.	313,865
2,522	Rollins, Inc.	65,698
34	Seaboard Corp.	63,038
26,016	Southwest Airlines Co.	357,980
1,420	Thomas & Betts Corp.*	61,841
1,579	Timken Co. (The)	65,402
1,464	URS Corp.*	56,994
2,688	W.W. Grainger, Inc.	333,393
		5,003,957
	Information Technology—11.0%
1,677	ADTRAN, Inc.	54,117
4,100	AVX Corp.	58,794
2,484	Broadridge Financial Solutions, Inc.	54,648
15,823	CA, Inc.	367,252
7,102	Computer Sciences Corp.	348,353
1,297	DST Systems, Inc.	56,121
712	FactSet Research Systems, Inc.	62,499
1,420	Lam Research Corp.*	65,022
1,467	Lexmark International, Inc., Class A*	55,790
9,756	Linear Technology Corp.	314,436
42,395	Micron Technology, Inc.*	350,607
1,345	MICROS Systems, Inc.*	61,050
4,082	National Semiconductor Corp.	55,923
2,200	Novellus Systems, Inc.*	64,262
3,582	QLogic Corp.*	62,936
1,347	Syntel, Inc.	65,814
5,693	Teradyne, Inc.*	63,989
2,163	VeriFone Systems, Inc.*	73,174
6,649	Vishay Intertechnology, Inc.*	75,134
		2,309,921
	Materials—9.8%
1,305	Albemarle Corp.	65,420
1,263	AptarGroup, Inc.	56,683
1,123	Ashland, Inc.	57,980
940	Ball Corp.	60,498
1,848	Cabot Corp.	62,869
1,965	Celanese Corp., Series A	70,052
1,898	Crown Holdings, Inc.*	61,097
1,112	Cytec Industries, Inc.	55,066
879	Domtar Corp.	69,757
841	FMC Corp.	61,477
1,150	International Flavors & Fragrances, Inc.	57,684
3,086	Lubrizol Corp. (The)	316,284
2,321	Nalco Holding Co.	65,406
2,313	Packaging Corp. of America	56,507
2,004	Rockwood Holdings, Inc.*	67,976
1,089	Scotts Miracle-Gro Co. (The), Class A	58,153

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,122	Sherwin-Williams Co. (The)	$300,782
5,413	Sigma-Aldrich Corp.	343,292
1,665	Sonoco Products Co.	55,778
1,738	Valspar Corp. (The)	55,790
752	Walter Energy, Inc.	66,146
		2,064,697
	Total Common Stocks and Other Equity Interests (Cost $18,040,666)	20,963,536
	Money Market Fund—0.3%
68,814	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $68,814)	68,814
	Total Investments (Cost $18,109,480)—100.2%	21,032,350
	Liabilities in excess of other assets—(0.2%)	(50,708)
	Net Assets—100.0%	$20,981,642

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares Dynamic Mid Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Consumer Discretionary	19.9
Industrials	18.5
Financials	13.8
Materials	12.6
Health Care	12.1
Information Technology	11.2
Consumer Staples	10.6
Energy	1.2
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—19.9%
3,540	Advance Auto Parts, Inc.	$230,029
25,889	Apollo Group, Inc., Class A*	970,320
3,550	Autoliv, Inc.	253,115
4,630	Darden Restaurants, Inc.	211,637
15,725	Gannett Co., Inc.	186,341
25,793	Genuine Parts Co.	1,234,453
14,477	H&R Block, Inc.	170,684
4,806	Hasbro, Inc.	222,277
56,493	Macy's, Inc.	1,335,495
12,774	Newell Rubbermaid, Inc.	225,461
5,561	TRW Automotive Holdings Corp.*	254,082
14,987	VF Corp.	1,247,518
14,650	Whirlpool Corp.	1,110,910
		7,652,322
	Consumer Staples—10.6%
17,120	Clorox Co. (The)	1,139,336
14,995	Del Monte Foods Co.	215,028
3,083	Energizer Holdings, Inc.*	230,547
7,619	Flowers Foods, Inc.	194,132
4,561	Hormel Foods Corp.	209,441
75,069	Sara Lee Corp.	1,075,739
66,663	Tyson Foods, Inc., Class A	1,036,610
		4,100,833
	Energy—1.2%
2,929	Cimarex Energy Co.	224,801
2,498	SEACOR Holdings, Inc.*	236,685
		461,486
	Financials—13.8%
6,753	American Financial Group, Inc.	206,507
5,338	Assurant, Inc.	211,065
41,720	CNA Financial Corp.*	1,156,478
3,776	Cullen/Frost Bankers, Inc.	198,013

Number of Shares		Value
	Common Stocks (Continued)
7,688	HCC Insurance Holdings, Inc.	$203,578
9,129	Primerica, Inc.	192,804
47,706	Principal Financial Group, Inc.	1,280,429
4,447	Reinsurance Group of America, Inc.	222,661
3,913	Torchmark Corp.	224,137
54,787	Unum Group	1,228,325
7,455	W.R. Berkley Corp.	205,162
		5,329,159
	Health Care—12.1%
3,434	Cephalon, Inc.*	228,155
34,049	CIGNA Corp.	1,198,184
3,006	DaVita, Inc.*	215,681
30,597	Health Management Associates, Inc., Class A*	245,082
22,626	Humana, Inc.*	1,318,870
24,799	Quest Diagnostics, Inc.	1,218,623
6,220	Universal Health Services, Inc., Class B	256,699
		4,681,294
	Industrials—18.5%
3,756	A.O. Smith Corp.	210,449
4,392	Alaska Air Group, Inc.*	231,898
5,963	Avery Dennison Corp.	216,755
5,721	Crane Co.	218,885
105,856	Delta Air Lines, Inc.*	1,470,340
6,582	Equifax, Inc.	218,062
15,664	Goodrich Corp.	1,285,544
25,239	ITT Corp.	1,191,028
8,419	KBR, Inc.	213,843
7,429	Oshkosh Corp.*	219,230
19,836	Rockwell Collins, Inc.	1,200,276
5,266	Thomas & Betts Corp.*	229,334
5,429	URS Corp.*	211,351
		7,116,995

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Value Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—11.2%
9,210	Broadridge Financial Solutions, Inc.	$202,620
60,506	CA, Inc.	1,404,344
27,159	Computer Sciences Corp.	1,332,149
4,810	DST Systems, Inc.	208,129
5,442	Lexmark International, Inc., Class A*	206,959
15,133	National Semiconductor Corp.	207,322
8,160	Novellus Systems, Inc.*	238,354
13,283	QLogic Corp.*	233,382
24,653	Vishay Intertechnology, Inc.*	278,579
		4,311,838
	Materials—12.6%
4,841	Albemarle Corp.	242,679
4,166	Ashland, Inc.	215,091
3,483	Ball Corp.	224,166
7,286	Celanese Corp., Series A	259,746
7,039	Crown Holdings, Inc.*	226,585
3,260	Domtar Corp.	258,714
3,120	FMC Corp.	228,072
4,262	International Flavors & Fragrances, Inc.	213,782
11,798	Lubrizol Corp. (The)	1,209,177
4,038	Scotts Miracle-Gro Co. (The), Class A	215,629
15,764	Sherwin-Williams Co. (The)	1,150,299
6,175	Sonoco Products Co.	206,862
6,430	Valspar Corp. (The)	206,403
		4,857,205
	Total Common Stocks (Cost $35,344,014)	38,511,132
	Money Market Fund—0.2%
72,131	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $72,131)	72,131
	Total Investments (Cost $35,416,145)—100.1%	38,583,263
	Liabilities in excess of other assets—(0.1%)	(56,440)
	Net Assets—100.0%	$38,526,823

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares Dynamic Small Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	32.3
Industrials	28.1
Consumer Discretionary	17.4
Health Care	7.3
Financials	5.7
Energy	5.5
Consumer Staples	2.9
Materials	0.9
Money Market Fund	0.2
Other	(0.3)

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—17.4%
32,991	99 Cents Only Stores*	$508,721
11,760	American Axle & Manufacturing Holdings, Inc.*	108,427
6,691	AnnTaylor Stores Corp.*	155,900
4,016	Arbitron, Inc.	101,685
4,122	BJ's Restaurants, Inc.*	136,644
9,429	Brown Shoe Co., Inc.	110,791
42,047	Brunswick Corp.	665,184
12,334	Coinstar, Inc.*	710,192
44,758	Crocs, Inc.*	623,479
2,501	Monro Muffler Brake, Inc.	119,398
5,791	NutriSystem, Inc.	110,724
19,630	Select Comfort Corp.*	163,125
12,546	Shuffle Master, Inc.*	118,058
9,649	Talbots, Inc. (The)*	94,367
7,581	Texas Roadhouse, Inc.*	116,444
23,710	Ulta Salon, Cosmetics & Fragrance, Inc.*	727,660
6,335	Universal Technical Institute, Inc.	122,582
4,177	Vitamin Shoppe, Inc.*	116,163
		4,809,544
	Consumer Staples—2.9%
1,574	Boston Beer Co., Inc., Class A*	112,683
15,903	United Natural Foods, Inc.*	568,691
2,424	USANA Health Sciences, Inc.*	106,462
		787,836
	Energy—5.5%
32,664	Complete Production Services, Inc.*	765,317
14,002	Lufkin Industries, Inc.	683,998
12,337	Newpark Resources, Inc.*	72,542
		1,521,857

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—5.7%
4,281	First Cash Financial Services, Inc.*	$124,449
50,193	Investors Bancorp, Inc.*	602,316
6,758	MarketAxess Holdings, Inc.	122,793
8,853	Portfolio Recovery Associates, Inc.*	593,594
28,212	Strategic Hotels & Resorts, Inc. REIT*	128,364
		1,571,516
	Health Care—7.3%
2,458	Analogic Corp.	112,159
6,661	Angiodynamics, Inc.*	94,719
3,987	Arthrocare Corp.*	108,765
13,702	Catalyst Health Solutions, Inc.*	518,621
4,581	Cyberonics, Inc.*	126,023
26,443	PAREXEL International Corp.*	568,525
15,812	Pharmacyclics, Inc.*	96,769
9,659	Questcor Pharmaceuticals, Inc.*	118,516
8,247	ViroPharma, Inc.*	134,921
3,878	Zoll Medical Corp.*	126,151
		2,005,169
	Industrials—28.1%
28,235	Actuant Corp., Class A	634,440
2,519	Advisory Board Co. (The)*	117,914
7,798	Altra Holdings, Inc.*	115,410
21,008	Applied Industrial Technologies, Inc.	638,853
3,882	Astec Industries, Inc.*	114,403
2,693	Badger Meter, Inc.	111,840
8,314	Celadon Group, Inc.*	107,833
3,497	Corporate Executive Board Co. (The)	109,246
14,674	Cubic Corp.	639,346
3,389	Exponent, Inc.*	108,177
4,054	Forward Air Corp.	108,972

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,219	Franklin Electric Co., Inc.	$116,238
3,929	Gorman-Rupp Co. (The)	117,163
13,702	HEICO Corp.	682,086
20,797	Hub Group, Inc., Class A*	675,279
2,907	II-VI, Inc.*	114,361
17,260	Kaydon Corp.	601,856
7,654	Macquarie Infrastructure Co. LLC*	138,384
10,066	Middleby Corp. (The)*	751,528
22,433	Old Dominion Freight Line, Inc.*	629,246
20,150	Polypore International, Inc.*	670,390
3,093	Raven Industries, Inc.	127,184
3,446	RBC Bearings, Inc.*	114,821
5,138	Trex Co., Inc.*	92,227
8,442	Trimas Corp.*	133,637
		7,770,834
	Information Technology—32.3%
7,014	Actel Corp.*	146,312
11,252	Advent Software, Inc.*	604,457
9,228	Applied Micro Circuits Corp.*	92,926
4,792	Blackbaud, Inc.	121,669
14,584	Brooks Automation, Inc.*	99,025
3,297	Cabot Microelectronics Corp.*	127,363
5,160	Cognex Corp.	137,772
2,749	Coherent, Inc.*	115,348
22,908	DG Fastchannel, Inc.*	539,483
3,346	Forrester Research, Inc.*	110,652
12,989	Hittite Microwave Corp.*	671,142
6,117	iGATE Corp.	125,032
9,872	Internet Brands, Inc., Class A*	130,705
4,681	IPG Photonics Corp.*	105,323
28,151	Isilon Systems, Inc.*	801,459
9,244	Ixia*	144,669
7,734	Liquidity Services, Inc.*	123,744
9,966	LoopNet, Inc.*	105,141
15,934	LTX-Credence Corp.*	101,181
3,876	Manhattan Associates, Inc.*	119,303
1,852	MAXIMUS, Inc.	112,287
11,090	Micrel, Inc.	132,082
38,611	Microsemi Corp.*	772,220
31,388	MKS Instruments, Inc.*	648,162
6,569	NetScout Systems, Inc.*	154,174
3,482	OSI Systems, Inc.*	125,352
20,383	Plantronics, Inc.	731,342
54,210	Power-One, Inc.*	564,326
6,010	Radiant Systems, Inc.*	117,255
4,830	Rofin-Sinar Technologies, Inc.*	134,902
3,733	Rogers Corp.*	132,895
5,375	Standard Microsystems Corp.*	129,753

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,070	Synaptics, Inc.*	$540,485
6,250	Ultratech, Inc.*	114,438
		8,932,379
	Materials—0.9%
3,898	AMCOL International Corp.	108,131
4,187	Balchem Corp.	127,955
		236,086
	Total Common Stocks and Other Equity Interests (Cost $23,170,919)	27,635,221
	Money Market Fund—0.2%
49,554	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $49,554)	49,554
	Total Investments (Cost $23,220,473)—100.3%	27,684,775
	Liabilities in excess of other assets—(0.3%)	(71,479)
	Net Assets—100.0%	$27,613,296

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares Dynamic Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Consumer Discretionary	23.6
Industrials	21.9
Information Technology	19.9
Financials	15.3
Health Care	7.8
Materials	4.9
Energy	3.4
Consumer Staples	2.6
Telecommunication Services	0.4
Money Market Fund	0.3
Utilities	0.2
Other	(0.3)

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.6%
9,660	Aaron's, Inc.	$182,188
1,527	American Greetings Corp., Class A	29,578
1,164	Arbitron, Inc.	29,472
2,395	Asbury Automotive Group, Inc.*	34,536
5,429	Belo Corp., Class A*	31,434
1,194	BJ's Restaurants, Inc.*	39,581
2,732	Brown Shoe Co., Inc.	32,101
1,306	Cato Corp. (The), Class A	34,544
941	CEC Entertainment, Inc.*	31,241
7,072	Cheesecake Factory, Inc. (The)*	205,937
3,675	Children's Place Retail Stores, Inc. (The)*	161,920
2,123	Collective Brands, Inc.*	32,546
3,603	Cracker Barrel Old Country Store, Inc.	194,166
2,382	Crocs, Inc.*	33,181
1,259	Dorman Products, Inc.*	45,941
6,697	DSW, Inc., Class A*	222,809
2,203	Finish Line, Inc. (The), Class A	33,706
2,683	Fred's, Inc., Class A	32,142
1,141	Genesco, Inc.*	37,379
4,144	Gymboree Corp.*	269,609
1,279	Helen of Troy Ltd.*	32,806
10,467	Iconix Brand Group, Inc.*	183,172
2,326	Interval Leisure Group, Inc.*	33,378
1,938	JAKKS Pacific, Inc.*	36,531
730	Jo-Ann Stores, Inc.*	31,573
785	Jos. A. Bank Clothiers, Inc.*	34,226
4,651	Life Time Fitness, Inc.*	168,041
915	Matthews International Corp., Class A	30,213
5,395	Meredith Corp.	183,160

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
725	Monro Muffler Brake, Inc.	$34,611
290	National Presto Industries, Inc.	32,460
21,688	New York Times Co. (The), Class A*	166,347
1,678	NutriSystem, Inc.	32,083
1,461	Oxford Industries, Inc.	33,647
1,241	Papa John's International, Inc.*	32,055
3,193	Pep Boys - Manny, Moe & Jack (The)	37,326
546	Pre-Paid Legal Services, Inc.*	32,858
7,956	Quiksilver, Inc.*	33,177
7,941	Rent-A-Center, Inc.	199,637
3,100	Ruby Tuesday, Inc.*	37,510
5,687	Select Comfort Corp.*	47,259
2,796	Talbots, Inc. (The)*	27,345
2,196	Texas Roadhouse, Inc.*	33,731
6,722	Thor Industries, Inc.	211,676
6,869	Ulta Salon, Cosmetics & Fragrance, Inc.*	210,810
6,212	Wolverine World Wide, Inc.	180,893
		3,830,536
	Consumer Staples—2.6%
456	Boston Beer Co., Inc., Class A*	32,645
1,695	Inter Parfums, Inc.	29,646
2,296	National Beverage Corp.	32,833
1,581	Pantry, Inc. (The)*	30,750
1,134	PriceSmart, Inc.	33,260
4,607	United Natural Foods, Inc.*	164,746
702	USANA Health Sciences, Inc.*	30,832
838	WD-40 Co.	30,914
874	Weis Markets, Inc.	34,051
		419,677

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—3.4%
1,800	BreitBurn Energy Partners LP	$35,010
9,464	Complete Production Services, Inc.*	221,742
2,722	Energy Partners Ltd.*	30,405
6,420	International Coal Group, Inc.*	36,080
4,057	Lufkin Industries, Inc.	198,184
1,152	Pioneer Southwest Energy Partners LP	33,362
		554,783
	Financials—15.3%
3,062	American Equity Investment Life Holding Co.	33,223
1,720	AMERISAFE, Inc.*	32,835
803	Bank of the Ozarks, Inc.	30,522
3,189	Brookline Bancorp, Inc.	31,061
952	Cash America International, Inc.	33,539
1,785	CNA Surety Corp.*	34,361
33,513	CNO Financial Group, Inc.*	182,311
1,297	Community Bank System, Inc.	30,311
1,131	Community Trust Bancorp, Inc.	30,888
7,051	Delphi Financial Group, Inc., Class A	190,871
1,608	EZCORP, Inc., Class A*	34,540
1,282	FBL Financial Group, Inc., Class A	33,537
1,240	First Cash Financial Services, Inc.*	36,047
652	First Financial Bankshares, Inc.	30,813
1,060	First Financial Corp.	30,984
11,295	Glacier Bancorp, Inc.	146,835
1,809	Horace Mann Educators Corp.	33,810
638	Infinity Property & Casualty Corp.	33,016
10,186	International Bancshares Corp.	174,486
1,958	MarketAxess Holdings, Inc.	35,577
3,439	Meadowbrook Insurance Group, Inc.	29,678
1,440	NBT Bancorp, Inc.	31,752
2,023	optionsXpress Holdings, Inc.*	32,307
2,565	Portfolio Recovery Associates, Inc.*	171,983
4,807	Potlatch Corp. REIT	163,678
1,526	Republic Bancorp, Inc., Class A	31,191
3,061	RLI Corp.	175,763
8,174	Strategic Hotels & Resorts, Inc. REIT*	37,192
15,571	Symetra Financial Corp.	172,059
8,251	Trustmark Corp.	182,265
9,901	Webster Financial Corp.	169,505
1,903	WesBanco, Inc.	31,609
745	World Acceptance Corp.*	32,147
		2,480,696
	Health Care—7.8%
9,065	Ariad Pharmaceuticals, Inc.*	33,359
3,970	Catalyst Health Solutions, Inc.*	150,264
1,327	Cyberonics, Inc.*	36,506
1,423	Gentiva Health Services, Inc.*	33,127
1,353	Greatbatch, Inc.*	29,428
7,945	Healthspring, Inc.*	231,915
9,104	Immucor, Inc.*	158,410

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,762	Impax Laboratories, Inc.*	$33,196
3,743	Magellan Health Services, Inc.*	179,664
7,661	PAREXEL International Corp.*	164,711
4,581	Pharmacyclics, Inc.*	28,036
11,358	Universal American Financial Corp.	182,637
		1,261,253
	Industrials—21.9%
8,181	Actuant Corp., Class A	183,827
6,440	Air Transport Services Group, Inc.*	43,277
2,259	Altra Holdings, Inc.*	33,433
2,055	Amerco, Inc.*	169,168
6,086	Applied Industrial Technologies, Inc.	185,075
3,588	Atlas Air Worldwide Holdings, Inc.*	187,509
736	AZZ, Inc.	27,335
780	Badger Meter, Inc.	32,393
2,577	Blount International, Inc.*	38,655
6,184	Brady Corp., Class A	190,158
1,621	Briggs & Stratton Corp.	28,530
931	Cascade Corp.	32,948
1,328	Ceradyne, Inc.*	31,620
715	Consolidated Graphics, Inc.*	33,283
1,013	Corporate Executive Board Co. (The)	31,646
781	Cubic Corp.	34,028
1,710	Deluxe Corp.	34,952
3,390	Dollar Thrifty Automotive Group, Inc.*	157,296
1,075	EnPro Industries, Inc.*	37,776
3,434	Esterline Technologies Corp.*	207,551
982	Exponent, Inc.*	31,345
1,175	Forward Air Corp.	31,584
933	Franklin Electric Co., Inc.	33,691
1,138	Gorman-Rupp Co. (The)	33,935
11,628	Heartland Express, Inc.	173,374
5,001	Kaydon Corp.	174,385
2,218	Knoll, Inc.	33,647
1,138	Ladish Co., Inc.*	36,405
1,222	M&F Worldwide Corp.*	32,847
17,800	Manitowoc Co., Inc. (The)	198,292
365	NACCO Industries, Inc., Class A	36,230
6,499	Old Dominion Freight Line, Inc.*	182,297
1,072	Polypore International, Inc.*	35,665
897	Raven Industries, Inc.	36,885
998	RBC Bearings, Inc.*	33,253
1,264	Robbins & Myers, Inc.	36,694
1,851	Sauer-Danfoss, Inc.*	40,926
4,357	Teledyne Technologies, Inc.*	181,121
2,446	Trimas Corp.*	38,720
739	UniFirst Corp.	34,016
5,261	Watts Water Technologies, Inc., Class A	185,029
4,901	WESCO International, Inc.*	209,861
		3,550,662

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—19.9%
12,606	Acxiom Corp.*	$221,235
3,260	Advent Software, Inc.*	175,127
2,393	ATMI, Inc.*	42,284
1,007	Black Box Corp.	33,432
1,495	Cognex Corp.	39,916
797	Coherent, Inc.*	33,442
1,438	Comtech Telecommunications Corp.	44,319
1,686	CSG Systems International, Inc.*	32,776
7,612	Entegris, Inc.*	45,520
20,058	Fairchild Semiconductor International, Inc.*	226,054
969	Forrester Research, Inc.	32,045
3,763	Hittite Microwave Corp.*	194,434
1,772	iGATE Corp.	36,220
2,152	Insight Enterprises, Inc.*	32,538
6,466	InterDigital, Inc.*	217,064
1,356	IPG Photonics Corp.*	30,510
1,365	j2 Global Communications, Inc.*	35,968
6,708	Lattice Semiconductor Corp.*	32,601
20,669	Lawson Software, Inc.*	183,954
780	Littelfuse, Inc.*	33,095
4,616	LTX-Credence Corp.*	29,312
1,123	Manhattan Associates, Inc.*	34,566
537	MAXIMUS, Inc.	32,558
3,152	Methode Electronics, Inc.	29,282
3,213	Micrel, Inc.	38,267
11,186	Microsemi Corp.*	223,720
1,670	MKS Instruments, Inc.*	34,486
1,903	NetScout Systems, Inc.*	44,663
3,046	Newport Corp.*	44,258
1,009	OSI Systems, Inc.*	36,324
1,200	Park Electrochemical Corp.	32,400
5,906	Plantronics, Inc.	211,907
2,885	Power-One, Inc.*	30,033
5,861	Progress Software Corp.*	219,026
32,510	RF Micro Devices, Inc.*	236,998
1,493	Websense, Inc.*	30,039
4,946	Wright Express Corp.*	186,514
		3,216,887
	Materials—4.9%
964	Arch Chemicals, Inc.	34,232
4,478	Boise, Inc.*	32,466
2,493	Buckeye Technologies, Inc.	44,999
443	Clearwater Paper Corp.*	35,772
2,904	Ferro Corp.*	39,843
1,064	Innophos Holdings, Inc.	39,070
5,517	Kronos Worldwide, Inc.*	223,163
566	Minerals Technologies, Inc.	33,207
3,662	Noranda Aluminum Holding Corp.*	36,327
4,833	Omnova Solutions, Inc.*	38,567

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,053	PolyOne Corp.*	$39,445
5,882	Sensient Technologies Corp.	190,047
		787,138
	Telecommunication Services—0.4%
2,056	IDT Corp., Class B*	30,182
14,737	Vonage Holdings Corp.*	37,579
		67,761
	Utilities—0.2%
1,307	El Paso Electric Co.*	32,153
	Total Common Stocks and Other Equity Interests (Cost $13,985,649)	16,201,546
	Money Market Fund—0.3%
55,741	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $55,741)	55,741
	Total Investments (Cost $14,041,390)—100.3%	16,257,287
	Liabilities in excess of other assets—(0.3%)	(55,824)
	Net Assets—100.0%	$16,201,463

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares Dynamic Small Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Financials	25.3
Consumer Discretionary	23.9
Industrials	23.7
Health Care	8.7
Materials	6.6
Information Technology	6.5
Utilities	2.6
Energy	1.3
Consumer Staples	0.8
Telecommunication Services	0.5
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—23.9%
76,597	Aaron's, Inc.	$1,444,619
12,108	American Greetings Corp., Class A	234,532
43,049	Belo Corp., Class A*	249,254
10,353	Cato Corp. (The), Class A	273,837
7,462	CEC Entertainment, Inc.*	247,738
29,139	Children's Place Retail Stores, Inc. (The)*	1,283,864
16,835	Collective Brands, Inc.*	258,081
28,571	Cracker Barrel Old Country Store, Inc.	1,539,691
9,979	Dorman Products, Inc.*	364,134
17,467	Finish Line, Inc. (The), Class A	267,245
21,273	Fred's, Inc., Class A	254,850
9,050	Genesco, Inc.*	296,478
32,861	Gymboree Corp.*	2,137,937
10,141	Helen of Troy Ltd.*	260,117
7,256	Matthews International Corp., Class A	239,593
2,303	National Presto Industries, Inc.	257,775
171,961	New York Times Co. (The), Class A*	1,318,941
11,588	Oxford Industries, Inc.	266,872
9,842	Papa John's International, Inc.*	254,219
4,326	Pre-Paid Legal Services, Inc.*	260,339
62,966	Rent-A-Center, Inc.	1,582,965
24,580	Ruby Tuesday, Inc.*	297,418
49,253	Wolverine World Wide, Inc.	1,434,247
		15,024,746
	Consumer Staples—0.8%
6,407	Andersons, Inc. (The)	252,243
12,537	Pantry, Inc. (The)*	243,845
		496,088

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—1.3%
14,272	BreitBurn Energy Partners LP	$277,590
50,901	International Coal Group, Inc.*	286,064
9,134	Pioneer Southwest Energy Partners LP	264,521
		828,175
	Financials—25.3%
24,279	American Equity Investment Life Holding Co.	263,427
13,640	AMERISAFE, Inc.*	260,388
17,176	AmTrust Financial Services, Inc.	257,125
6,366	Bank of the Ozarks, Inc.	241,972
25,288	Brookline Bancorp, Inc.	246,305
7,552	Cash America International, Inc.	266,057
14,153	CNA Surety Corp.*	272,445
265,726	CNO Financial Group, Inc.*	1,445,549
10,286	Community Bank System, Inc.	240,384
8,964	Community Trust Bancorp, Inc.	244,807
55,906	Delphi Financial Group, Inc., Class A	1,513,375
10,167	FBL Financial Group, Inc., Class A	265,969
8,408	First Financial Corp.	245,766
89,558	Glacier Bancorp, Inc.	1,164,254
14,341	Horace Mann Educators Corp.	268,033
5,058	Infinity Property & Casualty Corp.	261,752
80,765	International Bancshares Corp.	1,383,504
27,264	Meadowbrook Insurance Group, Inc.	235,288
22,272	National Financial Partners Corp.*	307,354
11,420	NBT Bancorp, Inc.	251,811
117,083	Northwest Bancshares, Inc.	1,327,721
12,102	Republic Bancorp, Inc., Class A	247,365
24,271	RLI Corp.	1,393,641

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Value Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
123,463	Symetra Financial Corp.	$1,364,266
65,422	Trustmark Corp.	1,445,172
15,089	WesBanco, Inc.	250,628
5,907	World Acceptance Corp.*	254,887
		15,919,245
	Health Care—8.7%
71,879	Ariad Pharmaceuticals, Inc.*	264,515
25,228	Chemed Corp.	1,486,938
10,728	Greatbatch, Inc.*	233,334
11,571	Healthspring, Inc.*	337,757
13,969	Impax Laboratories, Inc.*	263,176
29,675	Magellan Health Services, Inc.*	1,424,400
90,058	Universal American Financial Corp.	1,448,133
		5,458,253
	Industrials—23.7%
51,066	Air Transport Services Group, Inc.*	343,163
16,293	Amerco, Inc.*	1,341,240
28,452	Atlas Air Worldwide Holdings, Inc.*	1,486,901
49,029	Brady Corp., Class A	1,507,642
10,528	Ceradyne, Inc.*	250,672
46,757	Curtiss-Wright Corp.	1,443,856
13,562	Deluxe Corp.	277,207
26,877	Dollar Thrifty Automotive Group, Inc.*	1,247,093
27,228	Esterline Technologies Corp.*	1,645,660
9,689	M&F Worldwide Corp.*	260,440
10,021	Robbins & Myers, Inc.	290,910
34,549	Teledyne Technologies, Inc.*	1,436,202
5,861	UniFirst Corp.	269,782
41,713	Watts Water Technologies, Inc., Class A	1,467,046
38,863	WESCO International, Inc.*	1,664,114
		14,931,928
	Information Technology—6.5%
7,984	Black Box Corp.	265,069
11,404	Comtech Telecommunications Corp.	351,471
13,371	CSG Systems International, Inc.*	259,932
60,356	Entegris, Inc.*	360,929
29,212	Fairchild Semiconductor International, Inc.*	329,219
17,065	Insight Enterprises, Inc.*	258,023
10,826	j2 Global Communications, Inc.*	285,265
6,182	Littelfuse, Inc.*	262,302
11,837	Websense, Inc.*	238,161
39,217	Wright Express Corp.*	1,478,873
		4,089,244
	Materials—6.6%
7,644	Arch Chemicals, Inc.	271,439
35,509	Boise, Inc.*	257,440
19,767	Buckeye Technologies, Inc.	356,794
3,515	Clearwater Paper Corp.*	283,836
23,029	Ferro Corp.*	315,958

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,438	Innophos Holdings, Inc.	$309,843
20,644	KapStone Paper and Packaging Corp.*	264,243
29,033	Noranda Aluminum Holding Corp.*	288,008
24,204	PolyOne Corp.*	312,716
46,639	Sensient Technologies Corp.	1,506,906
		4,167,183
	Telecommunication Services—0.5%
116,848	Vonage Holdings Corp.*	297,963
	Utilities—2.6%
10,363	El Paso Electric Co.*	254,930
40,344	Southwest Gas Corp.	1,402,357
		1,657,287
	Total Common Stocks and Other Equity Interests (Cost $55,566,558)	62,870,112
	Money Market Fund—0.2%
106,482	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $106,482)	106,482
	Total Investments (Cost $55,673,040)—100.1%	62,976,594
	Liabilities in excess of other assets—(0.1%)	(81,883)
	Net Assets—100.0%	$62,894,711

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

25

Portfolio Composition

PowerShares FTSE NASDAQ Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	29.5
Health Care	18.2
Financials	14.9
Industrials	12.3
Consumer Discretionary	12.2
Energy	5.0
Consumer Staples	3.7
Materials	2.4
Telecommunication Services	1.6
Utilities	0.2
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.2%
72	AFC Enterprises, Inc.*	$915
65	Airmedia Group, Inc. ADR (China)*	449
71	Ambassadors Group, Inc.	787
71	American Public Education, Inc.*	1,985
43	America's Car-Mart, Inc.*	1,147
50	Ascent Media Corp., Class A*	1,362
78	Audiovox Corp., Class A*	505
320	Ballard Power Systems, Inc. (Canada)*	573
132	Bebe Stores, Inc.	866
82	Big 5 Sporting Goods Corp.	1,109
101	BJ's Restaurants, Inc.*	3,348
41	Blue Nile, Inc.*	1,747
52	Buffalo Wild Wings, Inc.*	2,446
92	California Pizza Kitchen, Inc.*	1,519
25	Cavco Industries, Inc.*	792
428	Charming Shoppes, Inc.*	1,494
33	Cherokee, Inc.	610
20	China Auto Logistics, Inc.*	64
31	China Automotive Systems, Inc.*	484
37	China MediaExpress Holdings, Inc.*	572
46	China XD Plastics Co. Ltd.*	248
185	ChinaCast Education Corp.*	1,415
48	Churchill Downs, Inc.	1,739
42	Citi Trends, Inc.*	881
259	CKX, Inc.*	1,057
263	Coldwater Creek, Inc.*	886
64	Conn's, Inc.*	282
29	Core-Mark Holding Co., Inc.*	957
327	Crocs, Inc.*	4,555

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
47	Deer Consumer Products, Inc.*	$538
366	Denny's Corp.*	1,182
51	Dorman Products, Inc.*	1,861
302	drugstore.com, Inc.*	483
70	Exceed Co. Ltd. (British Virgin Islands)*	610
279	Exide Technologies*	1,643
195	Finish Line, Inc. (The), Class A	2,983
25	Fisher Communications, Inc.*	457
147	Fred's, Inc., Class A	1,761
50	Fuel Systems Solutions, Inc.*	2,049
79	Fuqi International, Inc.*	585
50	Gaiam, Inc., Class A	353
71	G-III Apparel Group Ltd.*	1,874
68	Global Sources Ltd. (Bermuda)*	520
52	Global Traffic Network, Inc.*	331
85	Helen of Troy Ltd.*	2,180
108	Hibbett Sports, Inc.*	2,911
92	Home Inns & Hotels Management, Inc. ADR (China)*	4,707
168	Hot Topic, Inc.	963
216	HSN, Inc.*	6,467
242	Imax Corp. (Canada)*	5,239
212	Interval Leisure Group, Inc.*	3,042
19	iRobot Corp.*	397
61	Isle of Capri Casinos, Inc.*	490
106	JAKKS Pacific, Inc.*	1,998
104	Jos. A. Bank Clothiers, Inc.*	4,534
56	Kirkland's, Inc.*	753
136	Knology, Inc.*	1,979
100	K-Swiss, Inc., Class A*	1,216

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
39	Learning Tree International, Inc.	$378
73	Lincoln Educational Services Corp.*	910
154	Mediacom Communications Corp., Class A*	1,063
510	Melco Crown Entertainment Ltd. ADR (Macau)*	3,198
46	Monarch Casino & Resort, Inc.*	531
75	Monro Muffler Brake, Inc.	3,581
112	Morgans Hotel Group Co.*	904
199	National CineMedia, Inc.	3,685
202	NET Servicos de Comunicacao SA ADR (Brazil)*	2,709
49	Outdoor Channel Holdings, Inc.*	259
65	Overstock.com, Inc.*	872
250	Pacific Sunwear of California, Inc.*	1,490
48	Peet's Coffee & Tea, Inc.*	1,836
63	PetMed Express, Inc.	973
143	Princeton Review, Inc.*	227
81	RC2 Corp.*	1,709
21	ReachLocal, Inc.*	359
44	Red Robin Gourmet Burgers, Inc.*	893
19	RRSat Global Communications Network Ltd. (Israel)	173
67	Rue21, Inc.*	1,784
205	Select Comfort Corp.*	1,704
37	Shoe Carnival, Inc.*	847
199	Shuffle Master, Inc.*	1,873
105	Shutterfly, Inc.*	3,161
58	SinoCoking Coal And Coke Chemical Industries, Inc.*	469
226	Smith & Wesson Holding Corp.*	848
227	Sonic Corp.*	2,016
124	Spartan Motors, Inc.	630
122	Stein Mart, Inc.*	1,146
55	Steiner Leisure Ltd.*	2,132
105	Steven Madden Ltd.*	4,442
331	Stewart Enterprises, Inc., Class A	1,840
57	SuperMedia, Inc.*	375
28	Syms Corp.*	204
201	Texas Roadhouse, Inc.*	3,087
72	True Religion Apparel, Inc.*	1,472
52	Universal Electronics, Inc.*	1,095
97	VisionChina Media, Inc. ADR (China)*	404
67	Volcom, Inc.*	1,150
13	Wacoal Holdings Corp. ADR (Japan)	937
63	West Marine, Inc.*	618
379	Wet Seal, Inc. (The), Class A*	1,327
43	Weyco Group, Inc.	1,073
94	Wonder Auto Technology, Inc.*	906
85	Zumiez, Inc.*	2,229
		152,419

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Consumer Staples—3.7%
20	Alico, Inc.	$512
68	Andersons, Inc. (The)	2,677
9	Arden Group, Inc., Class A	793
55	Calavo Growers, Inc.	1,206
60	Cal-Maine Foods, Inc.	1,738
65	Central Garden & Pet Co.*	673
170	Central Garden & Pet Co., Class A*	1,776
47	China Sky One Medical, Inc.*	428
42	China-Biotics, Inc.*	527
20	Coca-Cola Bottling Co. Consolidated	1,066
183	Cresud S.A.C.I.F.y A. ADR (Argentina)	3,600
84	Diamond Foods, Inc.	3,713
103	Elizabeth Arden, Inc.*	2,106
30	Farmer Brothers Co.	492
78	Female Health Co. (The)	434
7	Griffin Land & Nurseries, Inc.	172
46	Imperial Sugar Co.	584
46	Inter Parfums, Inc.	805
51	J & J Snack Foods Corp.	2,186
19	Lifeway Foods, Inc.*	188
47	Nash Finch Co.	1,969
52	National Beverage Corp.	744
35	Origin Agritech Ltd. (British Virgin Islands)*	305
64	Pantry, Inc. (The)*	1,245
114	PriceSmart, Inc.	3,344
238	Smart Balance, Inc.*	847
85	Spartan Stores, Inc.	1,271
240	SunOpta, Inc. (Canada)*	1,550
32	Susser Holdings Corp.*	437
43	USANA Health Sciences, Inc.*	1,889
20	Village Super Market, Inc., Class A	584
64	WD-40 Co.	2,361
207	Winn-Dixie Stores, Inc.*	1,387
98	Zhongpin, Inc.*	1,982
		45,591
	Energy—5.0%
125	Acergy SA ADR (Luxembourg)	2,521
59	Approach Resources, Inc.*	912
144	ATP Oil & Gas Corp.*	2,068
439	Brigham Exploration Co.*	9,259
52	Bronco Drilling Co., Inc.*	219
49	China Integrated Energy, Inc.*	406
23	Clayton Williams Energy, Inc.*	1,374
113	Clean Energy Fuels Corp.*	1,641
132	Crosstex Energy, Inc.	1,071
29	Dawson Geophysical Co.*	720
791	Delta Petroleum Corp.*	579
195	Energy XXI Bermuda Ltd. (Bermuda)*	4,239
162	Fx Energy, Inc.*	778

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
55	Georesources, Inc.*	$946
336	Global Industries Ltd.*	1,945
49	Green Plains Renewable Energy, Inc.*	545
54	Gulf Island Fabrication, Inc.	1,233
123	Gulfport Energy Corp.*	2,049
14	Hallador Energy Co.	175
426	Hercules Offshore, Inc.*	1,005
1,289	Ivanhoe Energy, Inc. (Canada)*	3,351
109	James River Coal Co.*	1,887
92	Knightsbridge Tankers Ltd. (Bermuda)	1,999
90	L&L Energy, Inc.*	735
99	Matrix Service Co.*	899
17	OYO Geospace Corp.*	1,030
75	Petroleum Development Corp.*	2,341
47	PHI, Inc.*	821
146	Ram Energy Resources, Inc.*	209
130	Rex Energy Corp.*	1,602
199	Rosetta Resources, Inc.*	4,758
45	Seahawk Drilling, Inc.*	454
63	StealthGas, Inc. (Greece)*	302
52	T-3 Energy Services, Inc.*	1,740
142	Tesco Corp. (Canada)*	1,798
96	Toreador Resources Corp.*	1,321
256	Transglobe Energy Corp. (Canada)*	2,688
44	Union Drilling, Inc.*	201
269	Warren Resources, Inc.*	1,124
		62,945
	Financials—14.9%
69	1st Source Corp.	1,219
77	Abington Bancorp, Inc.	827
94	Altisource Portfolio Solutions SA (Luxembourg)*	2,459
199	American Capital Agency Corp. REIT	5,715
26	American Physicians Service Group, Inc.	842
89	Ameris Bancorp*	825
71	AMERISAFE, Inc.*	1,355
43	Arrow Financial Corp.	1,049
59	Asset Acceptance Capital Corp.*	341
32	Avatar Holdings, Inc.*	584
34	Baldwin & Lyons, Inc., Class B	850
23	BancFirst Corp.	945
17	Bancorp Rhode Island, Inc.	495
169	Bank Mutual Corp.	815
47	Bank of the Ozarks, Inc.	1,786
82	BankFinancial Corp.	750
53	Berkshire Hills Bancorp, Inc.	1,025
242	BGC Partners, Inc., Class A	1,679
283	Boston Private Financial Holdings, Inc.	1,616
219	Brookline Bancorp, Inc.	2,133
29	Camden National Corp.	993

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48	Capital City Bank Group, Inc.	$574
109	Cardinal Financial Corp.	1,089
155	Cardtronics, Inc.*	2,627
301	Cathay General Bancorp	4,094
103	Chemical Financial Corp.	2,089
1,464	Citizens Republic Bancorp, Inc.*	1,010
59	City Holding Co.	1,870
51	Clifton Savings Bancorp, Inc.	428
55	CNinsure, Inc. ADR (Cayman Islands)	1,414
140	CoBiz Financial, Inc.	678
146	Columbia Banking System, Inc.	2,659
57	Community Trust Bancorp, Inc.	1,557
67	CompuCredit Holdings Corp.	377
30	Credit Acceptance Corp.*	1,764
80	Danvers Bancorp, Inc.	1,202
10	Diamond Hill Investment Group, Inc.	766
128	Dime Community Bancshares	1,868
90	Dollar Financial Corp.*	2,252
57	Donegal Group, Inc., Class A	789
89	eHealth, Inc.*	1,202
10	EMC Insurance Group, Inc.	211
94	Encore Capital Group, Inc.*	1,910
55	Enterprise Financial Services Corp.	543
42	Epoch Holding Corp.	560
177	EZCORP, Inc., Class A*	3,802
122	FBR Capital Markets Corp.*	432
115	Financial Engines, Inc.*	1,694
63	First Bancorp	844
246	First Busey Corp.	1,141
113	First Cash Financial Services, Inc.*	3,285
67	First Community Bancshares, Inc.	902
222	First Financial Bancorp	3,738
38	First Financial Corp.	1,111
63	First Financial Holdings, Inc.	658
74	First Financial Northwest, Inc.	283
98	First Merchants Corp.	815
284	First Midwest Bancorp, Inc.	3,042
37	First South Bancorp, Inc.	371
108	FirstService Corp. (Canada)*	2,735
118	Flushing Financial Corp.	1,552
55	Fox Chase Bancorp, Inc.*	536
36	FPIC Insurance Group, Inc.*	1,275
67	Global Indemnity PLC (Ireland)*	1,131
38	Great Southern Bancorp, Inc.	855
113	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	3,227
76	Hallmark Financial Services, Inc.*	679
62	Heartland Financial USA, Inc.	958
33	Home Bancorp, Inc.*	443
80	Home BancShares, Inc.	1,646
32	Home Federal Bancorp, Inc.	385

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
61	Hudson Valley Holding Corp.	$1,193
79	Independent Bank Corp.	1,856
47	Infinity Property & Casualty Corp.	2,432
65	International Assets Holding Corp.*	1,433
13	Kansas City Life Insurance Co.	413
20	K-Fed Bancorp	151
90	Lakeland Bancorp, Inc.	834
60	Lakeland Financial Corp.	1,139
33	Legacy Bancorp, Inc.	253
28	Life Partners Holdings, Inc.	520
261	Maiden Holdings Ltd. (Bermuda)	1,997
77	MainSource Financial Group, Inc.	637
121	MarketAxess Holdings, Inc.	2,199
67	Medallion Financial Corp.	538
42	Meridian Interstate Bancorp, Inc.*	446
83	Mission West Properties, Inc. REIT	556
140	Nara Bancorp, Inc.*	1,098
12	NASB Financial, Inc.	199
22	National Interstate Corp.	472
13	National Western Life Insurance Co., Class A	2,080
202	NewStar Financial, Inc.*	1,537
162	Northfield Bancorp, Inc.	1,839
51	OceanFirst Financial Corp.	609
52	Old Second Bancorp, Inc.	102
93	Oritani Financial Corp.	987
70	Pacific Continental Corp.	582
72	Penson Worldwide, Inc.*	371
40	Peoples Bancorp, Inc.	527
63	Pico Holdings, Inc.*	1,937
124	Pinnacle Financial Partners, Inc.*	1,415
84	Presidential Life Corp.	804
145	Provident New York Bancorp	1,286
94	Renasant Corp.	1,537
70	Republic Bancorp, Inc., Class A	1,431
37	Rockville Financial, Inc.	418
115	Roma Financial Corp.	1,140
108	S&T Bancorp, Inc.	2,117
50	S.Y. Bancorp, Inc.	1,225
56	Safety Insurance Group, Inc.	2,602
81	Sanders Morris Harris Group, Inc.	470
90	Sandy Spring Bancorp, Inc.	1,566
47	SCBT Financial Corp.	1,435
348	Seacoast Banking Corp. of Florida*	435
32	Shore Bancshares, Inc.	316
33	Sierra Bancorp	344
64	Simmons First National Corp., Class A	1,740
60	Southside Bancshares, Inc.	1,129
70	Southwest Bancorp, Inc.	693
86	StellarOne Corp.	1,099
378	Sterling Bancshares, Inc.	2,037
36	Suffolk Bancorp	932

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
66	Sun Bancorp, Inc.*	$261
498	Susquehanna Bancshares, Inc.	3,934
46	Territorial Bancorp, Inc.	781
136	Texas Capital Bancshares, Inc.*	2,468
165	Tower Group, Inc.	4,006
93	TowneBank	1,348
79	TradeStation Group, Inc.*	434
58	TriCo Bancshares	904
283	TrustCo Bank Corp. NY	1,525
95	Union First Market Bankshares Corp.	1,222
349	United Community Banks, Inc.*	684
68	United Financial Bancorp, Inc.	921
73	United Fire & Casualty Co.	1,462
62	Univest Corp. of Pennsylvania	1,169
130	ViewPoint Financial Group	1,248
101	Virginia Commerce Bancorp, Inc.*	536
60	Washington Trust Bancorp, Inc.	1,205
99	WesBanco, Inc.	1,644
110	Westfield Financial, Inc.	929
83	Wilshire Bancorp, Inc.	557
61	World Acceptance Corp.*	2,632
31	WSFS Financial Corp.	1,210
		185,564
	Health Care—18.2%
62	3SBio, Inc. ADR (Cayman Islands)*	933
86	Abaxis, Inc.*	2,065
141	Abiomed, Inc.*	1,454
206	Accelrys, Inc.*	1,494
219	Accuray, Inc.*	1,441
149	Acorda Therapeutics, Inc.*	4,029
90	Affymax, Inc.*	456
264	Affymetrix, Inc.*	1,183
46	Air Methods Corp.*	1,881
280	Akorn, Inc.*	1,252
91	Albany Molecular Research, Inc.*	582
23	Alimera Sciences, Inc.*	247
292	Allos Therapeutics, Inc.*	1,162
34	Almost Family, Inc.*	1,174
165	Alphatec Holdings, Inc.*	360
78	AMAG Pharmaceuticals, Inc.*	1,241
60	American Dental Partners, Inc.*	700
36	Analogic Corp.	1,643
92	Angiodynamics, Inc.*	1,308
89	Ardea Biosciences, Inc.*	1,897
457	Arena Pharmaceuticals, Inc.*	754
414	Ariad Pharmaceuticals, Inc.*	1,524
170	ArQule, Inc.*	938
192	Array Biopharma, Inc.*	622
8	Atrion Corp.	1,303
114	Aveo Pharmaceuticals, Inc.*	1,733

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
167	BioCryst Pharmaceuticals, Inc.*	$828
84	BioMimetic Therapeutics, Inc.*	953
103	Bio-Reference Labs, Inc.*	2,221
150	BioScrip, Inc.*	844
18	Biospecifics Technologies Corp.*	495
119	BMP Sunstone Corp. (China)*	1,171
144	Cadence Pharmaceuticals, Inc.*	1,279
225	Cardiome Pharma Corp. (Canada)*	1,138
90	CardioNet, Inc.*	459
304	Celera Corp.*	1,733
2,822	Cell Therapeutics, Inc.*	1,061
120	Celldex Therapeutics, Inc.*	534
95	China Medical Technologies, Inc. ADR (Cayman Islands)*	1,148
45	Clinical Data, Inc.*	855
25	Codexis, Inc.*	256
20	Computer Programs & Systems, Inc.	913
116	Conceptus, Inc.*	1,648
34	CorVel Corp.*	1,523
117	Cross Country Healthcare, Inc.*	854
60	Crucell NV ADR (Netherlands)*	1,945
57	Cumberland Pharmaceuticals, Inc.*	357
25	Cutera, Inc.*	181
81	Cyberonics, Inc.*	2,228
37	Cynosure, Inc., Class A*	377
146	Cypress Bioscience, Inc.*	583
231	Cytokinetics, Inc.*	610
214	Dexcom, Inc.*	2,942
568	Discovery Laboratories, Inc.*	119
330	Durect Corp.*	881
365	Dyax Corp.*	880
31	Ensign Group, Inc. (The)	582
235	Enzon Pharmaceuticals, Inc.*	2,644
180	eResearch Technology, Inc.*	1,372
73	Eurand NV (Netherlands)*	800
36	Exactech, Inc.*	585
409	Exelixis, Inc.*	1,824
91	Flamel Technologies SA ADR (France)*	619
81	Genomic Health, Inc.*	1,147
66	Genoptix, Inc.*	1,123
111	Gentiva Health Services, Inc.*	2,584
379	Geron Corp.*	2,115
54	Given Imaging Ltd. (Israel)*	940
55	Gtx, Inc.*	154
341	Halozyme Therapeutics, Inc.*	2,500
199	Hansen Medical, Inc.*	340
128	Healthways, Inc.*	1,341
40	HeartWare International, Inc.*	2,734
38	ICU Medical, Inc.*	1,387
203	Idenix Pharmaceuticals, Inc.*	879
103	Idera Pharmaceuticals, Inc.*	278

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
252	Immunogen, Inc.*	$2,071
286	Immunomedics, Inc.*	1,124
461	Incyte Corp.*	7,680
306	Inspire Pharmaceuticals, Inc.*	2,142
155	Insulet Corp.*	2,472
216	InterMune, Inc.*	2,838
60	IPC The Hospitalist Co., Inc.*	1,922
68	IRIS International, Inc.*	630
71	Ironwood Pharmaceuticals, Inc.*	794
58	Jazz Pharmaceuticals, Inc.*	617
56	Kendle International, Inc.*	510
36	Kensey Nash Corp.*	971
940	Lexicon Pharmaceuticals, Inc.*	1,664
52	LHC Group, Inc.*	1,399
446	Ligand Pharmaceuticals, Inc., Class B*	723
162	Luminex Corp.*	2,918
95	MAKO Surgical Corp.*	1,024
342	Mannkind Corp.*	2,182
44	MAP Pharmaceuticals, Inc.*	670
129	Martek Biosciences Corp.*	2,832
89	Maxygen, Inc.*	570
58	MedCath Corp.*	575
62	Medical Action Industries, Inc.*	615
149	Medicines Co. (The)*	1,903
92	Medidata Solutions, Inc.*	1,714
95	Medivation, Inc.*	1,097
57	MedQuist, Inc.*	483
106	Merit Medical Systems, Inc.*	1,676
106	Metabolix, Inc.*	1,480
227	Micromet, Inc.*	1,700
133	Momenta Pharmaceuticals, Inc.*	2,222
46	MWI Veterinary Supply, Inc.*	2,631
93	Myrexis, Inc.*	341
165	Nabi Biopharmaceuticals*	810
79	Nanosphere, Inc.*	359
113	Natus Medical, Inc.*	1,480
84	Neogen Corp.*	2,807
202	Neurocrine Biosciences, Inc.*	1,644
22	NovaMed, Inc.*	258
437	Novavax, Inc.*	1,062
259	NPS Pharmaceuticals, Inc.*	1,614
136	NxStage Medical, Inc.*	2,742
33	Obagi Medical Products, Inc.*	377
120	Omnicell, Inc.*	1,676
143	Optimer Pharmaceuticals, Inc.*	1,343
175	OraSure Technologies, Inc.*	712
134	Orexigen Therapeutics, Inc.*	709
65	Orthofix International NV (Netherlands)*	1,821
289	Orthovita, Inc.*	630
25	Osiris Therapeutics, Inc.*	184
160	Pain Therapeutics, Inc.*	1,229

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
51	Palomar Medical Technologies, Inc.*	$540
129	Pharmasset, Inc.*	4,837
113	Pozen, Inc.*	751
119	Progenics Pharmaceuticals, Inc.*	559
200	QLT, Inc. (Canada)*	1,122
231	Questcor Pharmaceuticals, Inc.*	2,834
107	Quidel Corp.*	1,237
138	Radnet, Inc.*	298
117	Repligen Corp.*	454
84	Res-Care, Inc.*	1,111
192	Rigel Pharmaceuticals, Inc.*	1,596
46	Rochester Medical Corp.*	501
206	RTI Biologics, Inc.*	509
170	Sangamo Biosciences, Inc.*	632
220	Santarus, Inc.*	689
256	Savient Pharmaceuticals, Inc.*	3,177
381	Seattle Genetics, Inc.*	6,245
279	Sequenom, Inc.*	1,772
170	SIGA Technologies, Inc.*	2,253
200	Sinovac Biotech Ltd. (China)*	808
52	SonoSite, Inc.*	1,621
126	Spectranetics Corp.*	592
143	Stereotaxis, Inc.*	565
263	Sun Healthcare Group, Inc.*	2,501
229	SuperGen, Inc.*	637
66	SurModics, Inc.*	789
127	Syneron Medical Ltd. (Israel)*	1,337
42	Synovis Life Technologies, Inc.*	630
108	Synta Pharmaceuticals Corp.*	400
208	Theravance, Inc.*	4,239
204	TomoTherapy, Inc.*	779
202	Unilife Corp.*	1,155
44	US Physical Therapy, Inc.*	826
103	Vanda Pharmaceuticals, Inc.*	753
64	Vascular Solutions, Inc.*	693
298	ViroPharma, Inc.*	4,875
55	Vital Images, Inc.*	731
300	Vivus, Inc.*	2,322
115	XenoPort, Inc.*	891
102	Xoma Ltd. (Bermuda)*	236
22	Young Innovations, Inc.	611
83	Zoll Medical Corp.*	2,700
		227,795
	Industrials—12.3%
87	3D Systems Corp.*	2,248
48	AAON, Inc.	1,178
132	Acacia Research - Acacia Technologies*	3,514
255	Advanced Battery Technologies, Inc.*	1,007
58	Advisory Board Co. (The)*	2,715
61	Aerovironment, Inc.*	1,431

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
100	Altra Holdings, Inc.*	$1,480
12	American Commercial Lines, Inc.*	398
40	American Railcar Industries, Inc.*	616
35	American Science & Engineering, Inc.	2,882
40	American Woodmark Corp.	708
149	APAC Customer Services, Inc.*	904
106	Apogee Enterprises, Inc.	1,112
127	A-Power Energy Generation Systems Ltd.*	907
50	Applied Signal Technology, Inc.	1,678
84	Astec Industries, Inc.*	2,476
98	Atlas Air Worldwide Holdings, Inc.*	5,122
29	Barrett Business Services, Inc.	445
169	Beacon Roofing Supply, Inc.*	2,494
916	Capstone Turbine Corp.*	687
70	Casella Waste Systems, Inc., Class A*	345
95	Ceradyne, Inc.*	2,262
108	Chart Industries, Inc.*	2,516
182	China BAK Battery, Inc.*	348
31	China Fire & Security Group, Inc.*	246
55	China Ritar Power Corp.*	207
74	China Valves Technology, Inc.*	645
72	Columbus McKinnon Corp.*	1,264
45	Courier Corp.	666
41	CRA International, Inc.*	765
1,130	DryShips, Inc. (Greece)*	4,656
37	DXP Enterprises, Inc.*	705
37	Dynamex, Inc.*	782
49	Dynamic Materials Corp.	761
236	Eagle Bulk Shipping, Inc.*	1,211
86	Encore Wire Corp.	1,785
216	Ener1, Inc.*	782
195	Energy Recovery, Inc.*	694
69	EnerNOC, Inc.*	2,075
88	Euroseas Ltd.	355
52	Exponent, Inc.*	1,660
266	Force Protection, Inc.*	1,492
45	FreightCar America, Inc.	1,191
69	Fuel Tech, Inc.*	420
402	FuelCell Energy, Inc.*	458
106	Fushi Copperweld, Inc.*	986
70	G&K Services, Inc., Class A	1,730
85	GeoEye, Inc.*	3,763
86	Gibraltar Industries, Inc.*	785
217	Great Lakes Dredge & Dock Corp.	1,343
132	H&E Equipment Services, Inc.*	1,283
47	Harbin Electric, Inc.*	1,013
191	Hawaiian Holdings, Inc.*	1,398
167	Healthcare Services Group, Inc.	4,013
64	Heidrick & Struggles International, Inc.	1,375
40	Heritage-Crystal Clean, Inc.*	403
52	Herley Industries, Inc.*	864

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
68	Houston Wire & Cable Co.	$784
24	Hurco Cos., Inc.*	442
82	Huron Consulting Group, Inc.*	1,633
55	ICF International, Inc.*	1,409
129	Innerworkings, Inc.*	886
147	Insituform Technologies, Inc., Class A*	3,175
67	Insteel Industries, Inc.	576
55	Integrated Electrical Services, Inc.*	201
210	Interface, Inc., Class A	3,022
47	Jinpan International Ltd. (China)	635
97	Kaman Corp.	2,614
124	Kelly Services, Inc., Class A*	1,841
148	Kforce, Inc.*	2,222
101	Kimball International, Inc., Class B	614
58	Ladish Co., Inc.*	1,855
24	Lawson Products, Inc.	442
72	Layne Christensen Co.*	2,012
38	LB Foster Co., Class A*	1,255
98	LECG Corp.*	84
33	LMI Aerospace, Inc.*	539
91	LSI Industries, Inc.	842
62	Marten Transport Ltd.	1,317
90	McGrath Rentcorp	2,278
3	Mitsui & Co. Ltd. ADR (Japan)	945
135	Mobile Mini, Inc.*	2,353
54	Multi-Color Corp.	861
73	MYR Group, Inc.*	1,138
35	Northwest Pipe Co.*	659
288	Odyssey Marine Exploration, Inc.*	639
11	Omega Flex, Inc.	152
137	On Assignment, Inc.*	774
100	Pacer International, Inc.*	557
6	Patriot Transportation Holding, Inc.*	408
371	Plug Power, Inc.*	178
56	PMFG, Inc.*	876
33	Powell Industries, Inc.*	1,018
10	Preformed Line Products Co.	427
64	Primoris Services Corp.	482
67	Raven Industries, Inc.	2,755
81	RBC Bearings, Inc.*	2,699
97	Republic Airways Holdings, Inc.*	901
53	RINO International Corp.*	972
30	Rush Enterprises, Inc., Class B*	450
75	Rush Enterprises, Inc., Class A*	1,192
51	Saia, Inc.*	739
71	School Specialty, Inc.*	951
93	SmartHeat, Inc.*	604
58	Standard Parking Corp.*	991
174	Star Bulk Carriers Corp.	508
61	Sterling Construction Co., Inc.*	744
48	Sun Hydraulics Corp.	1,491

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
235	Taser International, Inc.*	$931
71	Team, Inc.*	1,409
51	Tecumseh Products Co., Class A*	661
14	Tecumseh Products Co., Class B*	170
51	Thermadyne Holdings Corp.*	769
50	Titan Machinery, Inc.*	972
84	Ultrapetrol Bahamas Ltd.*	547
54	Universal Forest Products, Inc.	1,628
61	Universal Truckload Services, Inc.*	875
52	US Ecology, Inc.	843
30	USA Truck, Inc.*	412
369	Valence Technology, Inc.*	472
83	Vicor Corp.	1,478
62	Vitran Corp., Inc. (Canada)*	694
14	VSE Corp.	494
147	Westport Innovations, Inc. (Canada)*	2,664
		153,410
	Information Technology—29.5%
129	ACI Worldwide, Inc.*	3,144
177	Acme Packet, Inc.*	7,000
97	Actel Corp.*	2,023
172	Actuate Corp.*	832
163	Advanced Analogic Technologies, Inc.*	613
161	Advanced Energy Industries, Inc.*	2,312
25	Aixtron AG ADR (Germany)	813
25	Alpha & Omega Semiconductor Ltd. (Bermuda)*	280
221	Alvarion Ltd. (Israel)*	610
86	American Software, Inc., Class A	519
515	Amkor Technology, Inc.*	3,713
241	Anadigics, Inc.*	1,632
55	Anaren, Inc.*	920
251	Applied Micro Circuits Corp.*	2,528
55	Archipelago Learning, Inc.*	581
282	ARM Holdings PLC ADR (United Kingdom)	4,986
606	Art Technology Group, Inc.*	2,539
266	Aruba Networks, Inc.*	5,828
31	ASM International NV (Netherlands)*	792
116	ATMI, Inc.*	2,050
227	Aviat Networks, Inc.*	1,033
142	Avid Technology, Inc.*	1,792
36	Bel Fuse, Inc., Class B	821
8	BEL Fuse, Inc., Class A	187
189	BigBand Networks, Inc.*	561
66	Black Box Corp.	2,191
161	Blue Coat Systems, Inc.*	4,342
117	Bottomline Technologies, Inc.*	2,108
260	Brightpoint, Inc.*	1,947
37	BroadSoft, Inc.*	348
245	Brooks Automation, Inc.*	1,664

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
119	Canadian Solar, Inc. (China)*	$1,662
27	Cass Information Systems, Inc.	932
101	CDC Corp., Class A (Cayman Islands)*	461
124	Ceragon Networks Ltd. (Israel)*	1,371
84	CEVA, Inc.*	1,555
34	Changyou.com Ltd. ADR (Cayman Islands)*	1,155
64	China Finance Online Co. Ltd. ADR (China)*	530
157	China Information Technology, Inc.*	1,000
108	China Sunergy Co. Ltd. ADR (China)*	487
261	Cirrus Logic, Inc.*	3,354
103	Cogo Group, Inc.*	784
89	Cohu, Inc.	1,277
86	comScore, Inc.*	2,022
95	Comverge, Inc.*	727
80	Constant Contact, Inc.*	1,840
31	CPI International, Inc.*	438
133	Cray, Inc.*	795
152	Daktronics, Inc.	1,660
75	Deltek, Inc.*	590
83	Demandtec, Inc.*	878
227	Descartes Systems Group, Inc. (The) (Canada)*	1,435
105	DG Fastchannel, Inc.*	2,473
103	Diamond Management & Technology Consultants, Inc.	1,284
94	Digi International, Inc.*	908
128	Diodes, Inc.*	2,813
138	DragonWave, Inc. (Canada)*	1,121
87	DSP Group, Inc.*	623
65	DTS, Inc.*	2,587
97	Ebix, Inc.*	2,396
116	Echelon Corp.*	913
61	Echo Global Logistics, Inc.*	866
68	Electro Rent Corp.	1,010
104	Electro Scientific Industries, Inc.*	1,208
58	EMS Technologies, Inc.*	1,035
174	Energy Conversion Devices, Inc.*	785
509	Entegris, Inc.*	3,044
235	Epicor Software Corp.*	2,209
142	EPIQ Systems, Inc.	1,664
790	Evergreen Solar, Inc.*	735
166	Exar Corp.*	1,104
33	ExlService Holdings, Inc.*	629
340	Extreme Networks, Inc.*	1,085
93	EZchip Semiconductor Ltd. (Israel)*	2,292
127	FalconStor Software, Inc.*	348
61	FARO Technologies, Inc.*	1,473
288	Finisar Corp.*	4,899
63	Forrester Research, Inc.	2,083
24	Fundtech Ltd. (Israel)*	334
91	Funtalk China Holdings Ltd. (Cayman Islands)*	601

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
155	GigaMedia Ltd. (Taiwan, Republic of China)*	$268
152	Gilat Satellite Networks Ltd. (Israel)*	806
81	Globecomm Systems, Inc.*	725
174	Hackett Group, Inc. (The)*	679
438	Harmonic, Inc.*	3,057
351	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	818
28	hiSoft Technology International Ltd. ADR (Cayman Islands)*	745
33	Hughes Communications, Inc.*	937
104	iGATE Corp.	2,126
106	Immersion Corp.*	652
120	Information Services Group, Inc.*	223
135	InfoSpace, Inc.*	1,139
173	Insight Enterprises, Inc.*	2,616
66	Integral Systems, Inc.*	561
49	Interactive Intelligence, Inc.*	1,211
192	Internap Network Services Corp.*	960
119	Internet Brands, Inc., Class A*	1,576
136	Internet Capital Group, Inc.*	1,699
28	Internet Gold-Golden Lines Ltd. (Israel)*	770
83	Intevac, Inc.*	838
74	Isilon Systems, Inc.*	2,107
62	Ituran Location and Control Ltd. (Israel)	964
103	Ixia*	1,612
88	IXYS Corp.*	901
479	JA Solar Holdings Co. Ltd. ADR (China)*	4,000
160	JDA Software Group, Inc.*	4,048
86	Kenexa Corp.*	1,573
55	Keynote Systems, Inc.	670
128	Knot, Inc. (The)*	1,157
130	KongZhong Corp. ADR (China)*	962
252	Kopin Corp.*	960
259	Kulicke & Soffa Industries, Inc.*	1,611
447	Lattice Semiconductor Corp.*	2,172
280	Limelight Networks, Inc.*	1,898
77	Liquidity Services, Inc.*	1,232
82	Littelfuse, Inc.*	3,479
189	LivePerson, Inc.*	1,750
67	LogMeIn, Inc.*	2,662
26	LoopNet, Inc.*	274
79	Loral Space & Communications, Inc.*	4,395
82	Manhattan Associates, Inc.*	2,524
96	Marchex, Inc., Class B	616
190	Mattson Technology, Inc.*	485
99	Maxwell Technologies, Inc.*	1,606
125	Mellanox Technologies Ltd. (Israel)*	2,878
89	Mercury Computer Systems, Inc.*	1,410
174	Micrel, Inc.	2,072
33	MicroStrategy, Inc., Class A*	2,991
205	Microtune, Inc.*	592

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
338	Microvision, Inc.*	$693
71	Mitel Networks Corp. (Canada)*	471
164	ModusLink Global Solutions, Inc.*	1,087
136	Monolithic Power Systems, Inc.*	2,186
98	Monotype Imaging Holdings, Inc.*	934
21	Motricity, Inc.*	461
578	Move, Inc.*	1,364
61	MTS Systems Corp.	1,999
38	Multi-Fineline Electronix, Inc.*	930
31	NCI, Inc., Class A*	578
110	Ness Technologies, Inc.*	530
241	Netlogic Microsystems, Inc.*	7,244
161	NetScout Systems, Inc.*	3,779
137	Newport Corp.*	1,991
180	NIC, Inc.	1,562
117	Novatel Wireless, Inc.*	1,226
17	NVE Corp.*	818
141	O2micro International Ltd. ADR (Cayman Islands)*	881
184	Oclaro, Inc.*	1,547
204	OmniVision Technologies, Inc.*	5,535
114	Online Resources Corp.*	591
79	Oplink Communications, Inc.*	1,381
59	OPNET Technologies, Inc.	1,163
253	Opnext, Inc.*	382
120	Orbcomm, Inc.*	281
127	Orbotech Ltd. (Israel)*	1,236
68	OSI Systems, Inc.*	2,448
31	PC Connection, Inc.*	261
72	PC-Tel, Inc.*	426
55	Pegasystems, Inc.	1,488
114	Perficient, Inc.*	1,204
97	Pericom Semiconductor Corp.*	914
133	Phoenix Technologies Ltd.*	548
108	Power Integrations, Inc.	3,689
408	Power-One, Inc.*	4,247
139	Presstek, Inc.*	257
88	PRGX Global, Inc.*	528
47	QAD, Inc.*	203
125	QuinStreet, Inc.*	1,941
149	Radiant Systems, Inc.*	2,907
90	RadiSys Corp.*	879
74	RADVision Ltd. (Israel)*	553
70	RADWARE Ltd. (Israel)*	2,476
376	RealNetworks, Inc.*	1,128
44	Renaissance Learning, Inc.	615
58	Retalix Ltd. (Israel)*	714
48	RightNow Technologies, Inc.*	1,254
35	Rimage Corp.*	519
68	Rubicon Technology, Inc.*	1,572
88	Rudolph Technologies, Inc.*	653

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
194	S1 Corp.*	$1,129
304	Sanmina-SCI Corp.*	4,007
117	Seachange International, Inc.*	941
68	ShoreTel, Inc.*	426
118	Sierra Wireless, Inc. (Canada)*	1,424
117	Sigma Designs, Inc.*	1,335
115	Silicon Graphics International Corp.*	871
286	Silicon Image, Inc.*	1,759
105	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	567
177	SMART Modular Technologies (WWH), Inc.*	1,308
165	Smart Technologies, Inc., Class A (Canada)*	2,143
127	Smith Micro Software, Inc.*	1,544
138	Solarfun Power Holdings Co. Ltd. ADR (China)*	1,409
77	Sourcefire, Inc.*	1,816
40	Stamps.com, Inc.*	638
84	Standard Microsystems Corp.*	2,028
148	STEC, Inc.*	2,309
77	Stratasys, Inc.*	2,412
209	SuccessFactors, Inc.*	5,668
102	Super Micro Computer, Inc.*	1,134
49	Supertex, Inc.*	1,151
177	Support.com, Inc.*	1,004
167	Symmetricom, Inc.*	1,040
89	Synchronoss Technologies, Inc.*	1,897
152	Taleo Corp., Class A*	4,361
47	Techtarget, Inc.*	246
169	TeleCommunication Systems, Inc., Class A*	914
31	TeleNav, Inc.*	195
252	Terremark Worldwide, Inc.*	2,517
52	The9 Ltd. ADR (China)*	290
248	THQ, Inc.*	992
435	TiVo, Inc.*	4,846
25	Travelzoo, Inc.*	859
333	Trident Microsystems, Inc.*	619
583	TriQuint Semiconductor, Inc.*	6,005
223	TTM Technologies, Inc.*	2,337
93	Ultimate Software Group, Inc.*	3,848
90	Ultratech, Inc.*	1,648
242	United Online, Inc.	1,496
146	Universal Display Corp.*	3,656
493	UTStarcom, Inc.*	996
107	VASCO Data Security International, Inc.*	855
155	Veeco Instruments, Inc.*	6,487
22	Viasystems Group, Inc.*	346
67	Virtusa Corp.*	955
55	Vocus, Inc.*	1,218
100	Volterra Semiconductor Corp.*	2,043
112	Xyratex Ltd. (Bermuda)*	1,734
50	Yucheng Technologies Ltd. (China)*	168

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
242	Zix Corp.*	$941
190	Zoran Corp.*	1,345
66	Zygo Corp.*	706
		369,048
	Materials—2.4%
116	A. Schulman, Inc.	2,517
19	AEP Industries, Inc.*	463
400	Altair Nanotechnologies, Inc.*	219
106	Balchem Corp.	3,239
266	Century Aluminum Co.*	3,596
30	China Natural Resources, Inc. (Hong Kong)*	365
87	DRDGOLD Ltd. ADR (South Africa)	429
214	Globe Specialty Metals, Inc.	3,326
101	Gulf Resources, Inc.*	848
45	Haynes International, Inc.	1,632
161	Horsehead Holding Corp.*	1,760
60	Innophos Holdings, Inc.	2,203
90	Innospec, Inc.*	1,524
99	Landec Corp.*	623
41	Olympic Steel, Inc.	919
43	Penford Corp.*	255
146	Senomyx, Inc.*	730
154	Shengda Tech, Inc.*	975
67	TPC Group, Inc.*	1,839
7	United States Lime & Minerals, Inc.*	284
190	Yongye International, Inc.*	1,518
127	Zoltek Cos., Inc.*	1,219
		30,483
	Telecommunication Services—1.6%
167	Alaska Communications Systems Group, Inc.	1,675
43	Atlantic Tele-Network, Inc.	1,817
86	Cbeyond, Inc.*	1,165
127	Cogent Communications Group, Inc.*	1,378
84	Consolidated Communications Holdings, Inc.	1,556
148	General Communication, Inc., Class A*	1,547
755	ICO Global Communications Holdings Ltd.*	1,095
196	Iridium Communications, Inc.*	1,617
123	Neutral Tandem, Inc.*	1,798
404	PAETEC Holding Corp.*	1,705
44	Partner Communications Co. Ltd. ADR (Israel)	894
89	Shenandoah Telecommunications Co.	1,624
54	SureWest Communications*	432
82	USA Mobility, Inc.	1,380
		19,683
	Utilities—0.2%
50	Cadiz, Inc.*	543
60	China Natural Gas, Inc.*	370

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
55	Consolidated Water Co. Ltd. (Cayman Islands)	$563
57	Middlesex Water Co.	1,018
		2,494
	Total Common Stocks and Other Equity Interests (Cost $1,204,259)	1,249,432
	Money Market Fund—0.2%
2,364	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,364)	2,364
	Total Investments (Cost $1,206,623)—100.2%	1,251,796
	Liabilities in excess of other assets—(0.2%)	(2,522)
	Net Assets—100.0%	$1,249,274

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

35

Portfolio Composition

PowerShares Zacks Micro Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Financials	23.6
Information Technology	17.4
Consumer Discretionary	16.6
Industrials	15.4
Energy	9.5
Health Care	5.8
Materials	5.3
Consumer Staples	4.8
Utilities	1.0
Telecommunication Services	0.5
Money Market Fund	0.3
Other	(0.2)

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—16.6%
22,210	AH Belo Corp., Class A*	$161,467
6,122	America's Car-Mart, Inc.*	163,274
15,028	Arctic Cat, Inc.*	200,023
5,878	Ascent Media Corp., Class A*	160,117
22,968	Audiovox Corp., Class A*	148,833
18,166	Ballantyne Strong, Inc.*	152,958
38,055	Beazer Homes USA, Inc.*	154,503
477	Biglari Holdings, Inc.*	159,027
56,326	Bluegreen Corp.*	181,933
19,183	Brookfield Homes Corp.*	159,986
13,704	Brown Shoe Co., Inc.	161,022
25,966	Build-A-Bear Workshop, Inc.*	182,541
30,823	Cache, Inc.*	153,807
21,995	Callaway Golf Co.	151,325
10,082	China Automotive Systems, Inc.*	157,481
22,194	ChinaCast Education Corp.*	169,784
19,884	Christopher & Banks Corp.	118,509
5,080	Core-Mark Holding Co., Inc.*	167,640
37,895	Cost Plus, Inc.*	195,538
5,100	Dorman Products, Inc.*	186,099
19,934	E.W. Scripps Co. (The), Class A*	174,223
20,002	Entercom Communications Corp., Class A*	167,017
29,191	Furniture Brands International, Inc.*	146,247
23,477	Gaiam, Inc., Class A	165,748
4,896	G-III Apparel Group Ltd.*	129,254
78,194	Gray Television, Inc.*	152,478
23,120	Hastings Entertainment, Inc.*	153,517
8,714	JAKKS Pacific, Inc.*	164,259
74,478	Joe's Jeans, Inc.*	115,441

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,227	Kenneth Cole Productions, Inc., Class A*	$124,103
17,913	Kid Brands, Inc.*	174,831
12,071	K-Swiss, Inc., Class A*	146,783
12,779	Lennar Corp., Class B	152,326
10,414	Lifetime Brands, Inc.*	133,716
39,760	LJ International, Inc. (British Virgin Islands)*	202,776
31,964	Luby's, Inc.*	162,057
13,285	Marcus Corp.	170,314
22,318	MarineMax, Inc.*	166,939
39,985	McClatchy Co. (The), Class A*	110,359
17,534	Media General, Inc., Class A*	96,612
23,754	Mediacom Communications Corp., Class A*	163,903
11,880	Modine Manufacturing Co.*	160,618
17,766	Motorcar Parts of America, Inc.*	179,614
14,444	Movado Group, Inc.*	162,350
6,599	Oxford Industries, Inc.	151,975
30,042	Pacific Sunwear of California, Inc.*	179,050
14,527	Pep Boys - Manny, Moe & Jack (The)	169,821
7,193	Perry Ellis International, Inc.*	161,699
178,566	Radio One, Inc., Class D*	207,136
7,352	RC2 Corp.*	155,127
21,107	Red Lion Hotels Corp.*	166,112
8,010	Red Robin Gourmet Burgers, Inc.*	162,603
14,325	Retail Ventures, Inc.*	194,677
20,212	Rocky Brands, Inc.*	185,344
12,972	Ruby Tuesday, Inc.*	156,961
7,757	Shoe Carnival, Inc.*	177,635
18,149	SORL Auto Parts, Inc.*	168,786
39,593	Standard Pacific Corp.*	143,722
9,129	Steinway Musical Instruments, Inc.*	155,284

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,153	Stewart Enterprises, Inc., Class A	$162,091
6,238	Stonemor Partners LP	175,537
19,707	Summer Infant, Inc.*	157,656
9,110	Superior Industries International, Inc.	163,524
45,559	TravelCenters of America LLC*	134,399
32,955	Tuesday Morning Corp.*	157,854
34,857	Unifi, Inc.*	164,874
83,593	ValueVision Media, Inc., Class A*	198,115
15,475	West Marine, Inc.*	151,810
		10,963,144
	Consumer Staples—4.8%
37,890	Alliance One International, Inc.*	167,474
14,871	Central Garden & Pet Co., Class A*	155,402
30,103	China Marine Food Group Ltd.*	175,199
20,694	Craft Brewers Alliance, Inc.*	134,925
24,561	G Willi-Food International Ltd. (Israel)*	159,892
11,770	Imperial Sugar Co.	149,479
8,728	Inter Parfums, Inc.	152,653
11,676	John B. Sanfilippo & Son, Inc.*	156,692
19,635	MGP Ingredients, Inc.	177,108
7,319	Oil-Dri Corp. of America	160,945
27,388	Omega Protein Corp.*	154,742
19,224	Origin Agritech Ltd. (British Virgin Islands)*	167,441
15,547	Prestige Brands Holdings, Inc.*	167,130
19,158	Schiff Nutrition International, Inc.	154,796
5,985	Seneca Foods Corp., Class A*	138,253
40,494	Smart Balance, Inc.*	144,159
10,862	Spartan Stores, Inc.	162,387
25,302	SunOpta, Inc. (Canada)*	163,451
11,242	Susser Holdings Corp.*	153,678
22,044	Winn-Dixie Stores, Inc.*	147,695
		3,143,501
	Energy—9.5%
13,793	Approach Resources, Inc.*	213,102
17,647	Atlas Pipeline Holdings LP*	164,823
18,468	Basic Energy Services, Inc.*	204,256
39,408	Bronco Drilling Co., Inc.*	166,302
31,740	Callon Petroleum Co.*	156,478
23,456	China Integrated Energy, Inc.*	194,450
6,307	Crestwood Midstream Partners LP	163,919
12,350	Crosstex Energy LP	172,776
19,908	Crosstex Energy, Inc.	161,454
5,878	Dawson Geophysical Co.*	146,009
25,244	Eagle Rock Energy Partners LP	169,640
7,193	Exterran Partners LP	167,669
9,691	Georesources, Inc.*	166,685
6,307	Global Partners LP	172,623
12,964	Green Plains Renewable Energy, Inc.*	144,160
8,643	Gulf Island Fabrication, Inc.	197,406
59,328	Hercules Offshore, Inc.*	140,014

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,419	Houston American Energy Corp.	$216,637
8,332	Knightsbridge Tankers Ltd. (Bermuda)	181,054
46,380	Kodiak Oil & Gas Corp. (Canada)*	191,086
19,609	L&L Energy, Inc.*	160,205
37,948	Magnum Hunter Resources Corp.*	181,391
10,648	Natural Gas Services Group, Inc.*	167,706
19,284	North American Energy Partners, Inc. (Canada)*	167,385
2,640	OYO Geospace Corp.*	160,010
5,694	Petroleum Development Corp.*	177,710
25,824	PetroQuest Energy, Inc.*	144,098
24,624	Pioneer Drilling Co.*	151,684
10,862	REX American Resources Corp.*	180,201
12,293	Rex Energy Corp.*	151,450
6,005	T-3 Energy Services, Inc.*	200,987
12,078	Teekay Tankers Ltd., Class A (Marshall Islands)	143,487
13,071	Tesco Corp. (Canada)*	165,479
4,487	TransMontaigne Partners LP	152,334
39,588	Warren Resources, Inc.*	165,478
29,976	Western Refining, Inc.*	199,340
17,139	Willbros Group, Inc.*	151,852
		6,311,340
	Financials—23.6%
14,930	Abington Bancorp, Inc.	160,348
6,219	Agree Realty Corp. REIT	158,585
9,616	American Safety Insurance Holdings Ltd. (Bermuda)*	178,569
16,828	Ameris Bancorp*	155,996
8,370	AMERISAFE, Inc.*	159,783
31,184	Arbor Realty Trust, Inc. REIT*	165,275
6,604	Arlington Asset Investment Corp., Class A	156,449
17,027	Ashford Hospitality Trust, Inc. REIT*	172,824
20,586	Asta Funding, Inc.	169,423
8,244	Avatar Holdings, Inc.*	150,371
10,881	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	167,676
72,780	Banner Corp.	120,815
13,236	BofI Holding, Inc.*	170,215
13,377	Calamos Asset Management, Inc., Class A	160,390
1,733	Capital Southwest Corp.	167,460
27,550	CapLease, Inc. REIT	161,443
25,849	Cedar Shopping Centers, Inc. REIT	163,107
30,858	Center Financial Corp.*	161,079
18,292	Centerstate Banks, Inc.	135,361
28,274	CoBiz Financial, Inc.	136,846
24,855	Cogdell Spencer, Inc. REIT	163,297
7,991	Columbia Banking System, Inc.	145,516
9,743	Compass Diversified Holdings	165,923
11,786	Cypress Sharpridge Investments, Inc. REIT	153,572

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,249	Danvers Bancorp, Inc.	$154,042
11,368	Dime Community Bancshares	165,859
14,589	Dynex Capital, Inc. REIT	154,935
21,519	Education Realty Trust, Inc. REIT	161,393
8,730	Encore Capital Group, Inc.*	177,394
14,501	Federal Agricultural Mortgage Corp., Class C	170,677
34,146	FelCor Lodging Trust, Inc. REIT*	209,998
14,103	Fifth Street Finance Corp.	166,415
8,896	Financial Institutions, Inc.	160,573
30,979	First Industrial Realty Trust, Inc. REIT*	227,076
20,587	First Merchants Corp.	171,284
10,483	First Potomac Realty Trust REIT	172,760
13,596	Flushing Financial Corp.	178,787
16,614	Fox Chase Bancorp, Inc.*	161,986
4,372	FPIC Insurance Group, Inc.*	154,856
13,957	Gladstone Capital Corp.	160,087
22,978	Gladstone Investment Corp.	167,280
23,125	Greene Bankshares, Inc.*	89,263
17,983	Hallmark Financial Services, Inc.*	160,768
15,563	Hercules Technology Growth Capital, Inc.	158,431
30,337	Hersha Hospitality Trust REIT	185,056
11,767	Home Bancorp, Inc.*	158,031
8,860	Horace Mann Educators Corp.	165,593
35,396	Kite Realty Group Trust REIT	169,193
23,004	Kohlberg Capital Corp.	158,037
40,312	LaBranche & Co., Inc.*	131,014
20,667	Maiden Holdings Ltd. (Bermuda)	158,103
9,889	Main Street Capital Corp.	166,036
13,090	Marlin Business Services Corp.*	159,305
26,349	MCG Capital Corp.	166,789
17,512	Meadowbrook Insurance Group, Inc.	151,129
8,838	Mercer Insurance Group, Inc.	162,177
23,182	Mission West Properties, Inc. REIT	155,319
12,127	MVC Capital, Inc.	161,895
12,422	National Financial Partners Corp.*	171,424
1,119	National Western Life Insurance Co., Class A	179,051
21,207	NewStar Financial, Inc.*	161,385
17,346	NGP Capital Resources Co.	173,807
42,016	NorthStar Realty Finance Corp. REIT	188,232
9,889	One Liberty Properties, Inc. REIT	157,828
5,606	Oppenheimer Holdings, Inc., Class A	142,673
11,806	Oriental Financial Group, Inc.	156,193
10,628	Parkway Properties, Inc. REIT	165,372
14,520	PennantPark Investment Corp.	161,462
13,236	Pennsylvania Real Estate Investment Trust REIT	188,878
8,769	Pennymac Mortgage Investment Trust REIT	151,353
74,835	Phoenix Cos., Inc. (The)*	157,153
17,099	Pinnacle Financial Partners, Inc.*	195,100
42,844	PMI Group, Inc. (The)*	143,527
16,020	Presidential Life Corp.	153,311

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,739	Provident New York Bancorp	$166,215
14,677	Ramco-Gershenson Properties Trust REIT	169,960
10,356	Renasant Corp.	169,321
24,750	Resource Capital Corp. REIT	156,668
12,547	Safeguard Scientifics, Inc.*	184,692
3,682	Safety Insurance Group, Inc.	171,066
27,758	Sanders Morris Harris Group, Inc.	160,996
9,929	Sandy Spring Bancorp, Inc.	172,765
5,042	SCBT Financial Corp.	153,932
19,502	Seabright Holdings, Inc.	163,232
12,127	Southwest Bancorp, Inc.	120,057
18,090	Sterling Bancorp	169,865
37,060	Strategic Hotels & Resorts, Inc. REIT*	168,623
243	Sun Bancorp, Inc.*	960
13,704	Taylor Capital Group, Inc.*	165,270
44,018	Thomas Properties Group, Inc.*	164,627
10,502	TowneBank	152,279
9,652	Triangle Capital Corp.	156,748
32,340	Virginia Commerce Bancorp, Inc.*	171,725
8,984	Walter Investment Management Corp. REIT	164,587
9,616	WesBanco, Inc.	159,722
12,711	Winthrop Realty Trust REIT	172,870
4,195	WSFS Financial Corp.	163,773
		15,618,566
	Health Care—5.8%
38,910	Akorn, Inc.*	173,928
10,307	Angiodynamics, Inc.*	146,566
5,168	Assisted Living Concepts, Inc., Class A*	166,668
20,682	BMP Sunstone Corp. (China)*	203,511
9,723	Cantel Medical Corp.	180,070
29,463	Capital Senior Living Corp.*	175,600
61,647	China Pharma Holdings, Inc.*	191,722
31,117	Five Star Quality Care, Inc.*	168,965
13,489	Healthways, Inc.*	141,365
7,757	Hi-Tech Pharmacal Co., Inc.*	167,784
16,867	Kendle International, Inc.*	153,658
32,684	Keryx Biopharmaceuticals, Inc.*	168,649
12,059	Kindred Healthcare, Inc.*	165,449
15,602	MedCath Corp.*	154,616
32,736	Nabi Biopharmaceuticals*	160,734
24,964	QLT, Inc. (Canada)*	140,048
7,757	RehabCare Group, Inc.*	172,438
40,410	Somaxon Pharmaceuticals, Inc.*	113,148
18,548	Sun Healthcare Group, Inc.*	176,391
44,925	Sunrise Senior Living, Inc.*	154,093
56,144	Synergetics USA, Inc.*	193,697
9,344	Triple-S Management Corp., Class B (Puerto Rico)*	157,633
41,934	ZIOPHARM Oncology, Inc.*	180,736
		3,807,469

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Industrials—15.4%
25,832	Air Transport Services Group, Inc.*	$173,591
7,017	Alamo Group, Inc.	168,408
9,807	American Railcar Industries, Inc.*	151,126
17,154	Apogee Enterprises, Inc.	179,945
10,376	CAI International, Inc.*	171,204
4,935	Cascade Corp.	174,650
12,166	CDI Corp.	174,339
11,388	Celadon Group, Inc.*	147,702
44,389	China Armco Metals, Inc.*	165,571
8,054	China Yuchai International Ltd. (Bermuda)	206,344
9,490	Columbus McKinnon Corp.*	166,644
3,796	Consolidated Graphics, Inc.*	176,704
21,042	Covenant Transport Group, Inc., Class A*	154,027
7,056	Ducommun, Inc.	151,492
8,263	DXP Enterprises, Inc.*	157,328
15,728	Dycom Industries, Inc.*	168,290
30,102	Eagle Bulk Shipping, Inc.*	154,423
8,769	Ennis, Inc.	158,193
27,978	Excel Maritime Carriers Ltd. (Liberia)*	162,832
29,148	Federal Signal Corp.	164,686
6,384	FreightCar America, Inc.	168,921
18,090	Fushi Copperweld, Inc.*	168,237
6,872	G&K Services, Inc., Class A	169,876
17,492	Gibraltar Industries, Inc.*	159,702
59,973	Global Ship Lease, Inc., Class A*	275,876
9,891	Greenbrier Cos., Inc.*	180,016
3,650	Hawk Corp., Class A*	181,880
10,232	Industrial Services of America, Inc.*	156,243
5,567	International Shipholding Corp.	155,709
8,332	Kadant, Inc.*	163,807
13,412	Kelly Services, Inc., Class A*	199,168
3,169	KHD Humboldt Wedag International AG (Germany)	29,026
14,754	Kratos Defense & Security Solutions, Inc.*	168,196
4,964	Ladish Co., Inc.*	158,798
9,869	LMI Aerospace, Inc.*	161,161
21,347	Lydall, Inc.*	158,608
11,621	Miller Industries, Inc.	156,419
26,414	New Energy Systems Group*	166,408
18,633	NN, Inc.*	155,027
29,933	On Assignment, Inc.*	169,121
26,012	Pacer International, Inc.*	144,887
39,906	Paragon Shipping, Inc., Class A	148,849
16,972	PowerSecure International, Inc.*	159,707
9,110	Quanex Building Products Corp.	164,162
19,003	Republic Airways Holdings, Inc.*	176,538
10,023	Rush Enterprises, Inc., Class A*	159,265
8,343	Schawk, Inc.	162,021
25,624	SFN Group, Inc.*	194,230
25,298	Sparton Corp.*	184,928

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,492	Standex International Corp.	$174,830
12,691	Sterling Construction Co., Inc.*	154,830
6,492	TAL International Group, Inc.	181,906
13,704	Tecumseh Products Co., Class A*	177,467
10,915	Thermadyne Holdings Corp.*	164,598
11,572	Titan International, Inc.	175,547
9,635	Titan Machinery, Inc.*	187,304
10,391	Trimas Corp.*	164,490
24,481	Ultrapetrol Bahamas Ltd.*	159,371
8,117	Viad Corp.	162,015
19,410	Wabash National Corp.*	156,445
32,739	WCA Waste Corp.*	162,385
		10,145,473
	Information Technology—17.4%
9,702	Actel Corp.*	202,384
24,182	Agilysys, Inc.*	145,092
8,751	Amtech Systems, Inc.*	146,492
25,824	Anadigics, Inc.*	174,828
23,738	AXT, Inc.*	195,838
7,572	Bel Fuse, Inc., Class B	172,717
23,418	Brooks Automation, Inc.*	159,008
37,141	CDC Corp., Class A (Cayman Islands)*	169,363
15,874	Ceragon Networks Ltd. (Israel)*	175,566
10,781	CEVA, Inc.*	199,556
32,244	China Information Technology, Inc.*	205,394
24,959	Cogo Group, Inc.*	189,938
12,476	Cohu, Inc.	179,031
11,242	CPI International, Inc.*	158,737
16,341	CTS Corp.	165,861
16,646	DDi Corp.	171,121
14,122	Electro Scientific Industries, Inc.*	164,098
12,695	Electronics for Imaging, Inc.*	173,795
18,035	Epicor Software Corp.*	169,529
7,185	ePlus, Inc.*	151,101
27,534	EXFO, Inc. (Canada)*	163,001
59,092	FSI International, Inc.*	158,957
24,934	Gerber Scientific, Inc.*	166,808
26,786	Gilat Satellite Networks Ltd. (Israel)*	141,966
27,419	GSI Technology, Inc.*	190,562
44,426	Hutchinson Technology, Inc.*	151,493
16,843	Imation Corp.*	164,051
18,151	InfoSpace, Inc.*	153,194
21,288	Integral Systems, Inc.*	180,948
18,259	Integrated Silicon Solution, Inc.*	137,125
32,011	Internap Network Services Corp.*	160,055
14,248	Internet Capital Group, Inc.*	177,958
52,582	inTEST Corp.*	157,746
47,058	Kemet Corp.*	175,997
32,453	Lattice Semiconductor Corp.*	157,722
26,730	Limelight Networks, Inc.*	181,229

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,720	LivePerson, Inc.*	$173,347
57,157	Mattson Technology, Inc.*	145,750
8,331	Measurement Specialties, Inc.*	186,115
12,813	Mercury Computer Systems, Inc.*	202,958
20,244	Mindspeed Technologies, Inc.*	149,401
16,146	MIPS Technologies, Inc.*	237,346
24,745	ModusLink Global Solutions, Inc.*	164,059
10,221	Nanometrics, Inc.*	137,677
52,752	NetList, Inc.*	164,059
13,558	Newport Corp.*	196,998
26,419	Nova Measuring Instruments Ltd. (Israel)*	156,400
7,734	Oplink Communications, Inc.*	135,190
8,643	OPNET Technologies, Inc.	170,354
29,086	Photronics, Inc.*	182,660
68,947	Planar Systems, Inc.*	160,647
4,478	RADWARE Ltd. (Israel)*	158,387
14,654	Richardson Electronics Ltd.	158,556
18,911	Rudolph Technologies, Inc.*	140,320
15,134	Sierra Wireless, Inc. (Canada)*	182,667
20,257	Silicon Graphics International Corp.*	153,345
32,871	Silicon Image, Inc.*	202,157
26,082	SMART Modular Technologies (WWH), Inc.*	192,746
45,694	SMTC Corp.*	174,551
10,667	Spectrum Control, Inc.*	162,778
15,115	Super Micro Computer, Inc.*	168,079
34,319	Support.com, Inc.*	194,589
14,191	Telestone Technologies Corp.*	166,319
55,924	TheStreet.com, Inc.	171,127
18,237	Ultra Clean Holdings, Inc.*	137,325
9,168	Ultratech, Inc.*	167,866
71,033	UTStarcom, Inc.*	143,487
10,398	Xyratex Ltd. (Bermuda)*	160,961
		11,486,482
	Materials—5.3%
11,874	A.M. Castle & Co.*	182,860
24,226	Boise, Inc.*	175,639
5,432	Brush Engineered Materials, Inc.*	180,071
10,687	Buckeye Technologies, Inc.	192,900
13,335	China Agritech, Inc.*	171,355
4,428	Hawkins, Inc.	158,965
4,486	Haynes International, Inc.	162,662
43,661	Headwaters, Inc.*	148,447
12,944	KapStone Paper and Packaging Corp.*	165,683
32,127	Mercer International, Inc.*	170,273
4,321	Mesabi Trust	179,019
10,356	Neenah Paper, Inc.	158,965
6,833	Olympic Steel, Inc.	153,196
20,544	Puda Coal, Inc.*	180,993
4,827	Quaker Chemical Corp.	175,799
6,466	TPC Group, Inc.*	177,492

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,089	UFP Technologies, Inc.*	$156,806
6,254	Universal Stainless & Alloy Products, Inc.*	180,991
34,619	US Energy Corp. Wyoming*	181,404
59,982	Vista Gold Corp. (Canada)*	164,950
12,209	Zoltek Cos., Inc.*	117,206
		3,535,676
	Telecommunication Services—0.5%
8,655	IDT Corp., Class B*	127,055
5,828	Vocaltec Communications Ltd. (Israel)*	194,131
		321,186
	Utilities—1.0%
7,776	Central Vermont Public Service Corp.	157,231
4,341	Chesapeake Utilities Corp.	159,271
9,344	Middlesex Water Co.	166,884
33,226	Star Gas Partners LP	163,804
		647,190
	Total Common Stocks and Other Equity Interests (Cost $60,490,297)	65,980,027
	Money Market Fund—0.3%
159,811	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $159,811)	159,811
	Total Investments (Cost $60,650,108)—100.2%	66,139,838
	Liabilities in excess of other assets—(0.2%)	(99,880)
	Net Assets—100.0%	$66,039,958

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

40

Portfolio Composition

PowerShares Zacks Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	22.7
Industrials	19.7
Consumer Discretionary	15.0
Financials	14.1
Health Care	9.5
Materials	6.4
Energy	4.7
Utilities	3.5
Consumer Staples	3.3
Telecommunication Services	1.1
Money Market Fund	0.5
Other	(0.5)

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—15.0%
2,385	America's Car-Mart, Inc.*	$63,608
5,662	Amerigon, Inc.*	61,036
4,168	Asbury Automotive Group, Inc.*	60,103
7,453	Audiovox Corp., Class A*	48,295
3,798	Brown Shoe Co., Inc.	44,626
2,385	Cato Corp. (The), Class A	63,083
2,570	Cooper Tire & Rubber Co.	50,398
4,328	Crocs, Inc.*	60,289
1,523	DineEquity, Inc.*	67,697
9,223	Exide Technologies*	54,323
10,059	Furniture Brands International, Inc.*	50,396
2,152	G-III Apparel Group Ltd.*	56,813
2,003	Group 1 Automotive, Inc.*	70,626
4,581	Haverty Furniture Cos., Inc.	48,971
1,889	HSN, Inc.*	56,557
2,727	iRobot Corp.*	56,940
1,326	Jo-Ann Stores, Inc.*	57,350
2,132	K12, Inc.*	59,504
4,134	Kenneth Cole Productions, Inc., Class A*	55,602
3,293	Kirkland's, Inc.*	44,291
4,438	Libbey, Inc.*	58,981
3,780	Lifetime Brands, Inc.*	48,535
2,633	Lincoln Educational Services Corp.*	32,807
2,886	Madison Square Garden, Inc., Class A*	60,000
2,236	Maidenform Brands, Inc.*	59,835
4,551	Marcus Corp.	58,344
10,995	Martha Stewart Living Omnimedia, Inc., Class A*	47,938
2,853	Men's Wearhouse, Inc. (The)	69,727

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,809	Overstock.com, Inc.*	$37,669
7,943	Pier 1 Imports, Inc.*	68,945
2,145	Rentrak Corp.*	58,237
5,730	Retail Ventures, Inc.*	77,871
2,638	Shoe Carnival, Inc.*	60,410
9,193	Sinclair Broadcast Group, Inc., Class A*	73,452
1,497	Skechers U.S.A., Inc., Class A*	29,102
7,192	Stein Mart, Inc.*	67,533
5,184	Stoneridge, Inc.*	57,024
3,966	Sturm Ruger & Co., Inc.	62,108
2,726	Universal Technical Institute, Inc.	52,748
5,313	Winnebago Industries, Inc.*	53,130
		2,264,904
	Consumer Staples—3.3%
1,633	Andersons, Inc. (The)	64,291
801	Boston Beer Co., Inc., Class A*	57,343
2,629	Calavo Growers, Inc.	57,654
1,331	J & J Snack Foods Corp.	57,060
1,069	Lancaster Colony Corp.	53,322
3,085	Pantry, Inc. (The)*	60,003
1,816	Seneca Foods Corp., Class A*	41,950
11,039	SunOpta, Inc. (Canada)*	71,312
5,660	Winn-Dixie Stores, Inc.*	37,922
		500,857
	Energy—4.7%
9,623	Callon Petroleum Co.*	47,442
1,248	Clayton Williams Energy, Inc.*	74,531
5,151	Golar LNG Ltd. (Bermuda)	68,302

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,252	Gulfport Energy Corp.*	$70,838
5,175	Houston American Energy Corp.	72,709
1,838	Inergy Holdings LP	55,508
1,351	Lufkin Industries, Inc.	65,996
6,949	Newpark Resources, Inc.*	40,860
2,811	Penn Virginia GP Holdings LP	70,584
3,329	RPC, Inc.	73,271
2,412	Teekay Offshore Partners LP (Marshall Islands)	63,966
		704,007
	Financials—14.1%
7,463	1st United Bancorp, Inc.*	44,927
5,875	Abington Bancorp, Inc.	63,098
4,369	AmTrust Financial Services, Inc.	65,404
2,703	Avatar Holdings, Inc.*	49,303
1,363	BancFirst Corp.	56,019
10,352	BGC Partners, Inc., Class A	71,843
5,433	Cardinal Financial Corp.	54,276
10,740	Center Financial Corp.*	56,063
6,609	Centerstate Banks, Inc.	48,907
3,175	Chesapeake Lodging Trust REIT	57,087
3,219	CNA Surety Corp.*	61,966
7,473	Cogdell Spencer, Inc. REIT	49,098
3,386	Danvers Bancorp, Inc.	50,892
2,790	EZCORP, Inc., Class A*	59,929
2,447	FBL Financial Group, Inc., Class A	64,014
9,363	FelCor Lodging Trust, Inc. REIT*	57,582
6,339	HFF, Inc., Class A*	62,312
1,156	Infinity Property & Casualty Corp.	59,823
3,278	International Assets Holding Corp.*	72,280
2,430	KBW, Inc.	61,479
3,905	MarketAxess Holdings, Inc.	70,954
6,062	Meadowbrook Insurance Group, Inc.	52,315
6,464	MGIC Investment Corp.*	57,012
3,415	Montpelier Re Holdings Ltd. (Bermuda)	62,563
2,754	Nelnet, Inc., Class A	61,882
5,553	Oritani Financial Corp.	58,917
3,036	Pebblebrook Hotel Trust REIT*	59,475
5,983	Provident New York Bancorp	53,069
2,241	Republic Bancorp, Inc., Class A	45,806
3,278	Sandy Spring Bancorp, Inc.	57,037
2,928	Southside Bancshares, Inc.	55,076
3,816	Southwest Bancorp, Inc.	37,778
2,590	United Fire & Casualty Co.	51,878
1,998	Unitrin, Inc.	48,551
3,204	Univest Corp. of Pennsylvania	60,427
4,507	Winthrop Realty Trust REIT	61,295
1,340	World Acceptance Corp.*	57,821
		2,118,158

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—9.5%
8,216	Accuray, Inc.*	$54,061
3,234	Align Technology, Inc.*	55,075
2,135	Almost Family, Inc.*	73,721
3,062	America Service Group, Inc.	46,849
1,188	Analogic Corp.	54,208
9,053	BioCryst Pharmaceuticals, Inc.*	44,903
2,331	Cyberonics, Inc.*	64,126
5,076	Enzon Pharmaceuticals, Inc.*	57,105
3,460	Given Imaging Ltd. (Israel)*	60,239
862	HeartWare International, Inc.*	58,909
1,492	ICU Medical, Inc.*	54,458
3,388	Impax Laboratories, Inc.*	63,830
2,684	Martek Biosciences Corp.*	58,914
6,267	MedCath Corp.*	62,106
4,053	Medical Action Industries, Inc.*	40,206
6,029	Medicines Co. (The)*	76,990
3,682	Medidata Solutions, Inc.*	68,596
9,707	Nabi Biopharmaceuticals*	47,661
3,833	Natus Medical, Inc.*	50,212
4,507	Omnicell, Inc.*	62,963
6,958	Pozen, Inc.*	46,271
6,135	Rural/Metro Corp.*	52,884
3,411	Synovis Life Technologies, Inc.*	51,165
2,567	Targacept, Inc.*	63,559
2,099	Zoll Medical Corp.*	68,280
		1,437,291
	Industrials—19.7%
2,174	AAON, Inc.	53,372
2,072	Administaff, Inc.	54,307
1,217	Allegiant Travel Co.	57,309
815	Amerco, Inc.*	67,091
6,070	American Reprographics Co.*	43,218
1,861	American Superconductor Corp.*	62,623
3,290	ArvinMeritor, Inc.*	54,548
5,386	Avis Budget Group, Inc.*	62,531
1,455	Cascade Corp.	51,492
5,218	China Valves Technology, Inc.*	45,501
1,775	CIRCOR International, Inc.	62,267
4,936	Commercial Vehicle Group, Inc.*	66,291
1,292	Consolidated Graphics, Inc.*	60,143
1,267	CoStar Group, Inc.*	62,919
4,750	Dolan Co. (The)*	50,825
3,282	Ennis, Inc.	59,207
1,682	Exponent, Inc.*	53,689
3,759	Generac Holdings, Inc.*	50,859
1,608	GeoEye, Inc.*	71,186
9,915	Great Lakes Dredge & Dock Corp.	61,374
4,252	Greenbrier Cos., Inc.*	77,386
4,095	Griffon Corp.*	48,280

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,900	Hawk Corp., Class A*	$94,677
2,414	ICF International, Inc.*	61,847
8,024	Innerworkings, Inc.*	55,125
2,849	Kadant, Inc.*	56,011
3,752	Kelly Services, Inc., Class A*	55,717
3,958	Knoll, Inc.	60,043
1,888	Ladish Co., Inc.*	60,397
3,118	Lawson Products, Inc.	57,465
2,203	Layne Christensen Co.*	61,552
2,246	Mueller Industries, Inc.	66,032
624	NACCO Industries, Inc., Class A	61,938
1,690	Powell Industries, Inc.*	52,153
1,641	Raven Industries, Inc.	67,478
4,923	Seaspan Corp. (Hong Kong)	66,313
7,413	SFN Group, Inc.*	56,191
8,595	SmartHeat, Inc.*	55,782
2,153	Sun Hydraulics Corp.	66,894
1,480	Tennant Co.	49,654
5,057	Titan International, Inc.	76,715
4,650	Trimas Corp.*	73,610
2,726	Trinity Industries, Inc.	61,962
4,314	TrueBlue, Inc.*	60,612
2,880	Tutor Perini Corp.*	66,845
1,263	UniFirst Corp.	58,136
4,213	United Rentals, Inc.*	79,162
1,025	United Stationers, Inc.*	57,605
2,790	Viad Corp.	55,688
		2,972,022
	Information Technology—22.7%
6,811	Agilysys, Inc.*	40,866
7,978	Cadence Design Systems, Inc.*	67,574
4,348	CEVA, Inc.*	80,481
2,977	Cognex Corp.	79,486
1,500	Coherent, Inc.*	62,940
3,541	Cohu, Inc.	50,813
2,849	Constant Contact, Inc.*	65,527
1,668	Cymer, Inc.*	61,633
5,118	Diamond Management & Technology Consultants, Inc.	63,821
3,141	Diodes, Inc.*	69,039
7,955	DSP Group, Inc.*	56,958
3,343	Ebix, Inc.*	82,572
7,316	Echelon Corp.*	57,577
2,907	EchoStar Corp., Class A*	61,628
5,214	Electronics for Imaging, Inc.*	71,380
2,508	EZchip Semiconductor Ltd. (Israel)*	61,797
2,699	FARO Technologies, Inc.*	65,154
7,966	Harmonic, Inc.*	55,603
3,811	Insight Enterprises, Inc.*	57,622
6,456	Integrated Silicon Solution, Inc.*	48,485

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,594	Internet Capital Group, Inc.*	$82,359
5,048	Intevac, Inc.*	50,985
6,288	IXYS Corp.*	64,389
5,146	Keithley Instruments, Inc.	111,051
8,263	Kulicke & Soffa Industries, Inc.*	51,396
3,972	KVH Industries, Inc.*	55,767
4,089	Liquidity Services, Inc.*	65,424
2,067	Manhattan Associates, Inc.*	63,622
3,325	Measurement Specialties, Inc.*	74,280
4,206	Mercury Computer Systems, Inc.*	66,623
5,199	Methode Electronics, Inc.	48,299
10,188	MIPS Technologies, Inc.*	149,764
2,191	Multi-Fineline Electronix, Inc.*	53,636
1,242	OpenTable, Inc.*	76,197
3,447	Oplink Communications, Inc.*	60,254
3,643	OPNET Technologies, Inc.	71,803
5,039	Orbotech Ltd. (Israel)*	49,029
6,075	Pericom Semiconductor Corp.*	57,226
4,467	Power-One, Inc.*	46,501
5,626	RadiSys Corp.*	54,966
2,637	Rofin-Sinar Technologies, Inc.*	73,651
6,426	Rudolph Technologies, Inc.*	47,681
5,048	Sapient Corp.	66,432
5,422	Sigma Designs, Inc.*	61,865
5,649	Smith Micro Software, Inc.*	68,692
7,055	Sonic Solutions, Inc.*	84,448
2,602	Sourcefire, Inc.*	61,381
2,445	Stratasys, Inc.*	76,577
3,568	Travelzoo, Inc.*	122,561
8,012	TriQuint Semiconductor, Inc.*	82,524
3,073	Ultratech, Inc.*	56,267
		3,416,606
	Materials—6.4%
6,321	American Vanguard Corp.	46,586
1,577	Arch Chemicals, Inc.	55,999
5,160	China Green Agriculture, Inc.*	37,926
901	Clearwater Paper Corp.*	72,756
5,204	Ferro Corp.*	71,399
1,354	Kaiser Aluminum Corp.	60,916
3,660	KMG Chemicals, Inc.	51,203
2,367	Kraton Performance Polymers, Inc.*	76,833
3,095	Neenah Paper, Inc.	47,508
7,119	Omnova Solutions, Inc.*	56,810
6,239	Puda Coal, Inc.*	54,966
1,575	Quaker Chemical Corp.	57,361
1,957	RTI International Metals, Inc.*	60,863
1,049	Schweitzer-Mauduit International, Inc.	67,325
4,032	Stillwater Mining Co.*	71,770
8,130	Wausau Paper Corp.	68,617
		958,838

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—1.1%
6,062	Alaska Communications Systems Group, Inc.	$60,802
5,386	Iridium Communications, Inc.*	44,434
3,995	Otelco, Inc.	66,277
		171,513
	Utilities—3.5%
1,532	American States Water Co.	57,220
3,193	Brookfield Infrastructure Partners LP (Bermuda)	67,532
1,671	Chesapeake Utilities Corp.	61,309
1,945	Cleco Corp.	60,820
1,589	Laclede Group, Inc. (The)	55,790
5,062	Mirant Corp.*	53,708
4,694	PNM Resources, Inc.	55,342
1,726	Southwest Gas Corp.	59,996
2,038	UIL Holdings Corp.	59,020
		530,737
	Total Common Stocks and Other Equity Interests (Cost $13,025,461)	15,074,933
	Money Market Fund—0.5%
65,597	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $65,597)	65,597
	Total Investments (Cost $13,091,058)—100.5%	15,140,530
	Liabilities in excess of other assets—(0.5%)	(67,943)
	Net Assets—100.0%	$15,072,587

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

44

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Statements of Assets and Liabilities

October 31, 2010 (Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Mid Cap Value Portfolio
ASSETS:
Investments, at value	$205,140,813	$31,335,097	$340,389,419	$112,293,826	$21,032,350	$38,583,263
Cash	—	—	—	—	—	—
Receivables:
Dividends	65,599	40,342	858,469	28,517	13,270	23,516
Expense waivers	2,655	9,453	—	6,123	9,792	9,045
Investments sold	—	—	—	—	—	—
Shares sold	—	—	2,680,433	—	—	—
Other assets	8	—	—	—	—	—
Total Assets	205,209,075	31,384,892	343,928,321	112,328,466	21,055,412	38,615,824
LIABILITIES:
Due to custodian	2,168	7,462	275,441	1,591	1,031	2,203
Payables:
Investments purchased	—	20,131	2,978,697	11,660	1,160	—
Expenses recapture	—	—	2,393	—	—	—
Accrued advisory fees	85,117	13,084	139,587	45,867	9,075	16,765
Accrued expenses	182,182	69,105	159,446	114,847	62,504	70,033
Total Liabilities	269,467	109,782	3,555,564	173,965	73,770	89,001
NET ASSETS	$204,939,608	$31,275,110	$340,372,757	$112,154,501	$20,981,642	$38,526,823
NET ASSETS CONSIST OF:
Shares of beneficial interest	$394,908,670	$35,125,239	$400,830,546	$243,458,817	$24,663,666	$74,834,157
Undistributed net investment income (loss)	112,660	112,053	1,581,401	(6,553)	17,841	21,754
Accumulated net realized loss on investments	(227,834,497)	(8,064,076)	(84,516,536)	(151,506,875)	(6,622,735)	(39,496,206)
Net unrealized appreciation on investments	37,752,775	4,101,894	22,477,346	20,209,112	2,922,870	3,167,118
Net Assets	$204,939,608	$31,275,110	$340,372,757	$112,154,501	$20,981,642	$38,526,823
Shares outstanding (unlimited amount authorized, $0.01 par value)	13,400,000	1,350,000	19,050,000	5,700,000	900,000	2,550,000
Net asset value	$15.29	$23.17	$17.87	$19.68	$23.31	$15.11
Share price	$15.30	$23.17	$17.88	$19.68	$23.31	$15.10
Investments, at cost	$167,388,038	$27,233,203	$317,912,073	$92,084,714	$18,109,480	$35,416,145

See Notes to Financial Statements.

	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
ASSETS:
Investments, at value	$27,684,775	$16,257,287	$62,976,594	$1,251,796	$66,139,838	$15,140,530
Cash	—	—	—	—	—	337
Receivables:
Dividends	5	2,542	17,720	247	16,212	2,429
Expense waivers	10,147	10,274	8,508	—	10,543	3,475
Investments sold	—	—	—	5,611	8,429	—
Shares sold	—	—	—	—	—	—
Other assets	—	—	—	—	—	—
Total Assets	27,694,927	16,270,103	63,002,822	1,257,654	66,175,022	15,146,771
LIABILITIES:
Due to custodian	1,080	1,000	1,285	—	1,194	—
Payables:
Investments purchased	—	—	—	7,647	—	—
Expenses recapture	—	—	—	—	—	—
Accrued advisory fees	11,619	6,776	26,451	733	22,574	6,324
Accrued expenses	68,932	60,864	80,375	—	111,296	67,860
Total Liabilities	81,631	68,640	108,111	8,380	135,064	74,184
NET ASSETS	$27,613,296	$16,201,463	$62,894,711	$1,249,274	$66,039,958	$15,072,587
NET ASSETS CONSIST OF:
Shares of beneficial interest	$65,506,798	$20,737,611	$96,284,461	$1,613,290	$138,157,237	$43,338,927
Undistributed net investment income (loss)	(30,211)	16,057	350,838	(317)	(260,235)	(14,468)
Accumulated net realized loss on investments	(42,327,593)	(6,768,102)	(41,044,142)	(408,872)	(77,346,774)	(30,301,344)
Net unrealized appreciation on investments	4,464,302	2,215,897	7,303,554	45,173	5,489,730	2,049,472
Net Assets	$27,613,296	$16,201,463	$62,894,711	$1,249,274	$66,039,958	$15,072,587
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,900,000	800,000	4,500,000	50,000	6,300,000	750,000
Net asset value	$14.53	$20.25	$13.98	$24.99	$10.48	$20.10
Share price	$14.52	$20.24	$13.96	$24.97	$10.49	$20.08
Investments, at cost	$23,220,473	$14,041,390	$55,673,040	$1,206,623	$60,650,108	$13,091,058

Statements of Operations

Six Months Ended October 31, 2010 (Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividend income	$1,118,020	$352,558	$4,501,370	$344,214	$144,375	$301,623
Foreign withholding tax	—	—	—	—	—	—
Total Income	1,118,020	352,558	4,501,370	344,214	144,375	301,623
EXPENSES:
Advisory fees	499,067	82,571	805,766	269,458	53,645	98,937
Printing	34,864	2,974	22,985	18,242	1,910	5,536
Accounting & Administration fees	34,393	34,393	39,592	34,393	34,393	34,393
Sub-licensing	29,944	8,257	48,346	16,167	5,364	5,936
Professional fees	18,569	15,134	20,988	16,639	14,895	15,250
Custodian & transfer agent fees	11,178	9,205	16,678	8,675	8,704	8,481
Trustees	6,022	2,991	7,970	4,338	2,764	3,095
Other expenses	8,859	5,558	9,249	6,422	5,319	5,220
Total Expenses	642,896	161,083	971,574	374,334	126,994	176,848
Waivers	(14,183)	(53,740)	—	(34,816)	(57,256)	(52,188)
Net Expenses	628,713	107,343	971,574	339,518	69,738	124,660
Net Investment Income (Loss)	489,307	245,215	3,529,796	4,696	74,637	176,963
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(13,094,546)	(1,270,078)	(10,860,508)	(7,403,035)	(681,034)	(1,805,659)
In-kind redemptions	13,706,506	1,696,093	18,701,635	11,283,861	2,185,390	2,930,487
Net realized gain (loss)	611,960	426,015	7,841,127	3,880,826	1,504,356	1,124,828
Net change in unrealized appreciation (depreciation) on investments	1,982,994	(1,166,860)	(11,157,928)	(2,243,747)	(1,534,390)	(2,023,900)
Net realized and unrealized gain (loss) on investments	2,594,954	(740,845)	(3,316,801)	1,637,079	(30,034)	(899,072)
Net increase (decrease) in net assets resulting from operations	$3,084,261	$(495,630)	$212,995	$1,641,775	$44,603	$(722,109)

See Notes to Financial Statements.

	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
INVESTMENT INCOME:
Dividend income	$36,990	$74,094	$700,233	$4,234	$214,359	$68,540
Foreign withholding tax	—	—	—	(24)	(383)	(21)
Total Income	36,990	74,094	700,233	4,210	213,976	68,519
EXPENSES:
Advisory fees	70,114	40,780	154,658	4,074	119,364	36,228
Printing	4,955	1,593	10,046	—	9,969	2,732
Accounting & Administration fees	34,393	34,393	34,393	—	34,393	34,393
Sub-licensing	4,207	4,078	9,280	—	23,873	7,246
Professional fees	14,990	14,793	15,766	—	15,293	7,112
Custodian & transfer agent fees	10,219	9,176	9,759	—	20,270	13,355
Trustees	2,895	2,678	3,482	—	3,194	2,644
Other expenses	4,968	5,239	5,548	—	3,584	4,604
Total Expenses	146,741	112,730	242,932	4,074	229,940	108,314
Waivers	(58,397)	(59,716)	(48,063)	—	(62,830)	(57,595)
Net Expenses	88,344	53,014	194,869	4,074	167,110	50,719
Net Investment Income (Loss)	(51,354)	21,080	505,364	136	46,866	17,800
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(3,172,361)	(1,887,790)	(5,929,580)	11,124	(5,553,794)	(27,813)
In-kind redemptions	3,087,527	1,508,522	4,356,431	—	2,799,153	1,481,851
Net realized gain (loss)	(84,834)	(379,268)	(1,573,149)	11,124	(2,754,641)	1,454,038
Net change in unrealized appreciation (depreciation) on investments	401,393	(555,532)	(2,370,221)	(30,000)	(2,549,938)	(1,786,212)
Net realized and unrealized gain (loss) on investments	316,559	(934,800)	(3,943,370)	(18,876)	(5,304,579)	(332,174)
Net increase (decrease) in net assets resulting from operations	$265,205	$(913,720)	$(3,438,006)	$(18,740)	$(5,257,713)	$(314,374)

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio		PowerShares Dynamic Large Cap Portfolio		PowerShares Dynamic Large Cap Value Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$489,307	$1,205,655	$245,215	$507,305	$3,529,796	$7,752,303
Net realized gain (loss)	611,960	35,493,648	426,015	3,251,182	7,841,127	42,778,948
Net change in unrealized appreciation (depreciation)	1,982,994	47,840,479	(1,166,860)	7,535,604	(11,157,928)	45,537,586
Net increase (decrease) in net assets resulting from operations	3,084,261	84,539,782	(495,630)	11,294,091	212,995	96,068,837
Undistributed net investment income (loss) included in the price of units issued and redeemed	(26,591)	(99,913)	(41,024)	(11,223)	(105,108)	103,798
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(563,583)	(2,004,571)	(226,274)	(600,837)	(3,744,497)	(7,967,039)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(563,583)	(2,004,571)	(226,274)	(600,837)	(3,744,497)	(7,967,039)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	58,547,618	210,435,034	7,394,313	25,831,453	166,311,100	345,199,877
Value of shares repurchased	(86,462,997)	(343,808,377)	(13,773,621)	(31,503,303)	(171,672,239)	(346,735,324)
Net income equalization	26,591	99,913	41,024	11,223	105,108	(103,798)
Net increase (decrease) in net assets resulting from shares transactions	(27,888,788)	(133,273,430)	(6,338,284)	(5,660,627)	(5,256,031)	(1,639,245)
Increase (Decrease) in Net Assets	(25,394,701)	(50,838,132)	(7,101,212)	5,021,404	(8,892,641)	86,566,351
NET ASSETS:
Beginning of period	230,334,309	281,172,441	38,376,322	33,354,918	349,265,398	262,699,047
End of period	$204,939,608	$230,334,309	$31,275,110	$38,376,322	$340,372,757	$349,265,398
Undistributed net investment income (loss) at end of period	$112,660	$213,527	$112,053	$134,136	$1,581,401	$1,901,210
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,300,000	16,300,000	350,000	1,300,000	10,100,000	21,400,000
Shares repurchased	(6,350,000)	(26,350,000)	(650,000)	(1,550,000)	(10,400,000)	(21,450,000)
Shares outstanding, beginning of period	15,450,000	25,500,000	1,650,000	1,900,000	19,350,000	19,400,000
Shares outstanding, end of period	13,400,000	15,450,000	1,350,000	1,650,000	19,050,000	19,350,000

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Growth Portfolio		PowerShares Dynamic Mid Cap Portfolio		PowerShares Dynamic Mid Cap Value Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$4,696	$34,203	$74,637	$202,756	$176,963	$747,768
Net realized gain (loss)	3,880,826	20,766,972	1,504,356	4,928,901	1,124,828	8,860,754
Net change in unrealized appreciation (depreciation)	(2,243,747)	21,155,475	(1,534,390)	2,726,518	(2,023,900)	4,919,548
Net increase (decrease) in net assets resulting from operations	1,641,775	41,956,650	44,603	7,858,175	(722,109)	14,528,070
Undistributed net investment income (loss) included in the price of units issued and redeemed	(3,340)	(25,821)	(4,826)	(1,870)	(1,140)	(12,087)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(33,475)	(83,695)	(182,736)	(198,355)	(858,787)
Return of capital	—	(67,025)	—	—	—	—
Total distributions to shareholders	—	(100,500)	(83,695)	(182,736)	(198,355)	(858,787)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	51,262,525	145,511,108	10,513,387	20,468,037	18,229,879	52,444,863
Value of shares repurchased	(68,794,113)	(199,360,714)	(14,845,478)	(20,719,244)	(22,601,082)	(61,351,368)
Net income equalization	3,340	25,821	4,826	1,870	1,140	12,087
Net increase (decrease) in net assets resulting from shares transactions	(17,528,248)	(53,823,785)	(4,327,265)	(249,337)	(4,370,063)	(8,894,418)
Increase (Decrease) in Net Assets	(15,889,813)	(11,993,456)	(4,371,183)	7,424,232	(5,291,667)	4,762,778
NET ASSETS:
Beginning of period	128,044,314	140,037,770	25,352,825	17,928,593	43,818,490	39,055,712
End of period	$112,154,501	$128,044,314	$20,981,642	$25,352,825	$38,526,823	$43,818,490
Undistributed net investment income (loss) at end of period	$(6,553)	$(7,909)	$17,841	$31,725	$21,754	$44,286
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,950,000	9,250,000	500,000	1,050,000	1,300,000	4,000,000
Shares repurchased	(3,950,000)	(12,650,000)	(700,000)	(1,050,000)	(1,600,000)	(4,650,000)
Shares outstanding, beginning of period	6,700,000	10,100,000	1,100,000	1,100,000	2,850,000	3,500,000
Shares outstanding, end of period	5,700,000	6,700,000	900,000	1,100,000	2,550,000	2,850,000

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Small Cap Growth Portfolio		PowerShares Dynamic Small Cap Portfolio		PowerShares Dynamic Small Cap Value Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$(51,354)	$131,754	$21,080	$101,940	$505,364	$496,404
Net realized gain (loss)	(84,834)	7,810,078	(379,268)	4,526,914	(1,573,149)	21,572,025
Net change in unrealized appreciation (depreciation)	401,393	1,643,478	(555,532)	1,470,837	(2,370,221)	1,754,558
Net increase (decrease) in net assets resulting from operations	265,205	9,585,310	(913,720)	6,099,691	(3,438,006)	23,822,987
Undistributed net investment income (loss) included in the price of units issued and redeemed	24,660	28,509	(2,155)	1,575	(195)	5,750
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(193,877)	—	(130,765)	(222,755)	(464,268)
Return of capital	—	(41,471)	—	(12,826)	—	—
Total distributions to shareholders	—	(235,348)	—	(143,591)	(222,755)	(464,268)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,181,626	42,804,831	8,558,456	23,140,278	26,739,407	100,268,941
Value of shares repurchased	(19,306,037)	(51,166,233)	(10,403,348)	(23,666,253)	(32,637,039)	(113,427,132)
Net income equalization	(24,660)	(28,509)	2,155	(1,575)	195	(5,750)
Net increase (decrease) in net assets resulting from shares transactions	(5,149,071)	(8,389,911)	(1,842,737)	(527,550)	(5,897,437)	(13,163,941)
Increase (Decrease) in Net Assets	(4,859,206)	988,560	(2,758,612)	5,430,125	(9,558,393)	10,200,528
NET ASSETS:
Beginning of period	32,472,502	31,483,942	18,960,075	13,529,950	72,453,104	62,252,576
End of period	$27,613,296	$32,472,502	$16,201,463	$18,960,075	$62,894,711	$72,453,104
Undistributed net investment income (loss) at end of period	$(30,211)	$(3,517)	$16,057	$(2,868)	$350,838	$68,424
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,100,000	3,600,000	450,000	1,350,000	2,050,000	8,400,000
Shares repurchased	(1,500,000)	(4,300,000)	(550,000)	(1,350,000)	(2,500,000)	(9,450,000)
Shares outstanding, beginning of period	2,300,000	3,000,000	900,000	900,000	4,950,000	6,000,000
Shares outstanding, end of period	1,900,000	2,300,000	800,000	900,000	4,500,000	4,950,000

See Notes to Financial Statements.

	PowerShares FTSE NASDAQ Small Cap Portfolio		PowerShares Zacks Micro Cap Portfolio		PowerShares Zacks Small Cap Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$136	$(425)	$46,866	$185,317	$17,800	$64,964
Net realized gain (loss)	11,124	197,996	(2,754,641)	3,172,875	1,454,038	(1,314,497)
Net change in unrealized appreciation (depreciation)	(30,000)	666,158	(2,549,938)	14,647,681	(1,786,212)	8,443,309
Net increase (decrease) in net assets resulting from operations	(18,740)	863,729	(5,257,713)	18,005,873	(314,374)	7,193,776
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	374	(139,544)	39,210	7,980	27,197
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(1,663)	(282,367)	(402,300)	(11,603)	(81,588)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	—	(1,663)	(282,367)	(402,300)	(11,603)	(81,588)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	1,077,287	32,111,108	42,740,058	4,001,626	10,084,697
Value of shares repurchased	—	(2,359,669)	(14,289,378)	(53,545,721)	(6,925,314)	(17,663,023)
Net income equalization	—	(374)	139,544	(39,210)	(7,980)	(27,197)
Net increase (decrease) in net assets resulting from shares transactions	—	(1,282,756)	17,961,274	(10,844,873)	(2,931,668)	(7,605,523)
Increase (Decrease) in Net Assets	(18,740)	(420,316)	12,281,650	6,797,910	(3,249,665)	(466,138)
NET ASSETS:
Beginning of period	1,268,014	1,688,330	53,758,308	46,960,398	18,322,252	18,788,390
End of period	$1,249,274	$1,268,014	$66,039,958	$53,758,308	$15,072,587	$18,322,252
Undistributed net investment income (loss) at end of period	$(317)	$(453)	$(260,235)	$114,810	$(14,468)	$(28,645)
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	50,000	3,200,000	4,550,000	200,000	600,000
Shares repurchased	—	(100,000)	(1,500,000)	(5,750,000)	(350,000)	(1,000,000)
Shares outstanding, beginning of period	50,000	100,000	4,600,000	5,800,000	900,000	1,300,000
Shares outstanding, end of period	50,000	50,000	6,300,000	4,600,000	750,000	900,000

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,
	(Unaudited)		2010		2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.91		$11.03		$17.33	$17.46	$16.35	$14.11
Net investment income (loss)**	0.04		0.06		0.08	0.07	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.38		3.91		(6.30)	(0.16)	1.11	2.25
Total from investment operations	0.42		3.97		(6.22)	(0.09)	1.13	2.24
Distributions to shareholders from:
Net investment income	(0.04)		(0.09)		(0.08)	(0.04)	(0.02)	0.00 (a)
Return of capital	—		—		—	—	0.00 (a)	—
Total distributions	(0.04)		(0.09)		(0.08)	(0.04)	(0.02)	—
Net asset value at end of period	$15.29		$14.91		$11.03	$17.33	$17.46	$16.35
Share price at end of period***	$15.30		$14.91		$11.03
NET ASSET VALUE, TOTAL RETURN****	2.84%		36.15%		(35.93)%	(0.56)%	6.92%	15.89%
SHARE PRICE TOTAL RETURN****	2.98%		36.15%		(35.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$204,940		$230,334		$281,172	$665,609	$277,598	$148,750
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.61%		0.61%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.64	%†	0.61%		0.60%	0.60%	0.68%	0.80%
Net investment income (loss), after (Waivers) and/or Recapture	0.49	%†	0.45%		0.60%	0.37%	0.13%	(0.04)%
Portfolio turnover rate ††	36%		67%		88%	46%	57%	73%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.02)	$0.02	$0.00 (a)	—

PowerShares Dynamic Large Cap Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period December 1, 2006* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.26	$17.56	$25.92	$27.00	$25.18
Net investment income**	0.16	0.27	0.34	0.27	0.12
Net realized and unrealized gain (loss) on investments	(0.10)	5.74	(8.44)	(1.14)	1.78
Total from investment operations	0.06	6.01	(8.10)	(0.87)	1.90
Distributions to shareholders from:
Net investment income	(0.15)	(0.31)	(0.26)	(0.21)	(0.08)
Net asset value at end of period	$23.17	$23.26	$17.56	$25.92	$27.00
Share price at end of period***	$23.17	$23.26	$17.55
NET ASSET VALUE, TOTAL RETURN****	0.29%	34.56%	(31.47)%	(3.26)%	7.55%
SHARE PRICE TOTAL RETURN****	0.29%	34.64%	(31.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,275	$38,376	$33,355	$25,922	$10,798
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.65%	0.73%	0.74%†
Expenses, prior to (Waivers) and/or Recapture	0.98%†	0.88%	0.93%	1.38%	1.45%†
Net investment income, after (Waivers) and/or Recapture	1.48%†	1.32%	1.71%	1.03%	1.05%†
Portfolio turnover rate ††	29%	62%	57%	49%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$(0.01)	$0.04	$0.06	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Value Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,
	(Unaudited)	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.05	$13.54	$19.27	$20.72	$17.41	$14.52
Net investment income*	0.19	0.39	0.41	0.43	0.39	0.28
Net realized and unrealized gain (loss) on investments	(0.17)	4.52	(5.81)	(1.40)	3.21	2.85
Total from investment operations	0.02	4.91	(5.40)	(0.97)	3.60	3.13
Distributions to shareholders from:
Net investment income	(0.20)	(0.40)	(0.33)	(0.48)	(0.29)	(0.24)
Net asset value at end of period	$17.87	$18.05	$13.54	$19.27	$20.72	$17.41
Share price at end of period**	$17.88	$18.05	$13.55
NET ASSET VALUE, TOTAL RETURN***	0.18%	36.69%	(28.30)%	(4.78)%	20.85%	21.71%
SHARE PRICE TOTAL RETURN***	0.18%	36.67%	(28.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$340,373	$349,265	$262,699	$252,489	$292,130	$90,532
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60%†	0.63%	0.63%	0.63%	0.63%	0.65%
Expenses, prior to (Waivers) and/or Recapture	0.60%†	0.60%	0.61%	0.59%	0.67%	0.94%
Net investment income, after (Waivers) and/or Recapture	2.19%†	2.46%	2.71%	2.14%	2.00%	1.75%
Portfolio turnover rate ††	33%	47%	77%	22%	16%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$0.01	$0.02	$0.00 (a)	$0.03	—

PowerShares Dynamic Mid Cap Growth Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,
	(Unaudited)		2010		2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.11		$13.87		$22.29	$21.09	$18.79	$13.92
Net investment income (loss)*	0.00	(a)	0.00	(a)	(0.01)	0.00 (a)	(0.03)	0.28
Net realized and unrealized gain (loss) on investments	0.57		5.25		(8.41)	1.20	2.44	4.59
Total from investment operations	0.57		5.25		(8.42)	1.20	2.41	4.87
Distributions to shareholders from:
Net investment income	—		(0.00	)(a)	—	—	(0.11)	—
Return of capital	—		(0.01)		—	0.00 (a)	0.00 (a)	—
Total distributions	—		(0.01)		—	—	(0.11)	—
Net asset value at end of period	$19.68		$19.11		$13.87	$22.29	$21.09	$18.79
Share price at end of period**	$19.68		$19.10		$13.85
NET ASSET VALUE, TOTAL RETURN***	2.98%		37.89%		(37.78)%	5.70%	12.91%	34.99%
SHARE PRICE TOTAL RETURN***	3.04%		38.02%		(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$112,155		$128,044		$140,038	$390,146	$189,794	$103,325
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%		0.63%	0.63%	0.63%	0.65%
Expenses, prior to (Waivers) and/or Recapture	0.69	%†	0.66%		0.61%	0.60%	0.73%	0.90%
Net investment income (loss), after (Waivers) and/or Recapture	0.01	%†	0.03%		(0.07)%	(0.01)%	(0.15)%	1.56%
Portfolio turnover rate ††	36%		75%		81%	80%	69%	86%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.00	)(a)	$0.01	$(0.01)	$0.02	—

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Mid Cap Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,				For the Period December 1, 2006* Through
	(Unaudited)		2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.05		$16.30		$25.47	$27.98	$25.26
Net investment income**	0.08		0.18		0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.27		6.73		(9.17)	(2.49)	2.68
Total from investment operations	0.35		6.91		(9.04)	(2.38)	2.78
Distributions to shareholders from:
Net investment income	(0.09)		(0.16)		(0.13)	(0.13)	(0.06)
Net asset value at end of period	$23.31		$23.05		$16.30	$25.47	$27.98
Share price at end of period***	$23.31		$23.04		$16.29
NET ASSET VALUE, TOTAL RETURN****	1.52%		42.59%		(35.57)%	(8.54)%	11.04%
SHARE PRICE TOTAL RETURN****	1.56%		42.62%		(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,982		$25,353		$17,929	$25,469	$11,190
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%		0.65%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	1.18	%†	1.11%		1.17%	1.34%	1.55	%†
Net investment income, after (Waivers) and/or Recapture	0.70	%†	0.92%		0.67%	0.42%	0.91	%†
Portfolio turnover rate ††	27%		76%		79%	99%	7%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$0.01	$(0.01)	$0.00	(a)

PowerShares Dynamic Mid Cap Value Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,
	(Unaudited)		2010		2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.37		$11.16		$16.89	$20.25	$17.22	$14.47
Net investment income**	0.07		0.23		0.26	0.22	0.29	0.22
Net realized and unrealized gain (loss) on investments	(0.26)		4.24		(5.75)	(3.32)	2.97	2.78
Total from investment operations	(0.19)		4.47		(5.49)	(3.10)	3.26	3.00
Distributions to shareholders from:
Net investment income	(0.07)		(0.26)		(0.24)	(0.26)	(0.23)	(0.25)
Net asset value at end of period	$15.11		$15.37		$11.16	$16.89	$20.25	$17.22
Share price at end of period***	$15.10		$15.36		$11.13
NET ASSET VALUE, TOTAL RETURN****	(1.21)%		40.58%		(32.71)%	(15.47)%	19.14%	20.85%
SHARE PRICE TOTAL RETURN****	(1.21)%		40.88%		(32.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,527		$43,818		$39,056	$79,380	$109,356	$56,815
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%		0.63%	0.63%	0.63%	0.67%
Expenses, prior to (Waivers) and/or Recapture	0.89	%†	0.84%		0.78%	0.68%	0.82%	1.13%
Net investment income, after (Waivers) and/or Recapture	0.89	%†	1.76%		1.95%	1.14%	1.64%	1.33%
Portfolio turnover rate ††	35%		86%		94%	53%	43%	117%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,
	(Unaudited)	2010	2009	2008		2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.12	$10.49	$15.71	$18.59		$18.51	$13.90
Net investment income (loss)**	(0.02)	0.05	0.01	(0.05)		(0.05)	0.11
Net realized and unrealized gain (loss) on investments	0.43	3.67	(5.23)	(2.83)		0.13	4.50
Total from investment operations	0.41	3.72	(5.22)	(2.88)		0.08	4.61
Distributions to shareholders from:
Net investment income	—	(0.07)	—	—		—	—
Return of Capital	—	(0.02)	—	—		—	—
Total distributions	—	(0.09)	—	—		—	—
Net asset value at end of period	$14.53	$14.12	$10.49	$15.71		$18.59	$18.51
Share price at end of period***	$14.52	$14.10	$10.48
NET ASSET VALUE, TOTAL RETURN****	2.90%	35.60%	(33.23)%	(15.49)%		0.43%	33.17%
SHARE PRICE TOTAL RETURN****	2.98%	35.54%	(33.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,613	$32,473	$31,484	$51,846		$61,347	$118,465
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%		0.63%	0.65%
Expenses, prior to (Waivers) and/or Recapture	1.05%†	0.94%	0.86%	0.77%		0.84%	0.90%
Net investment income (loss), after (Waivers) and/or Recapture	(0.37)%†	0.41%	0.11%	(0.27)%		(0.32)%	0.65%
Portfolio turnover rate ††	52%	113%	109%	78%		114%	120%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.01	$0.00 (a)	$(0.00	)(a)	$(0.02)	—

PowerShares Dynamic Small Cap Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,			For the Period December 1, 2006* Through
	(Unaudited)		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.07		$15.03	$23.31	$26.68	$25.17
Net investment income**	0.02		0.11	0.08	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	(0.84)		6.08	(8.31)	(3.13)	1.51
Total from investment operations	(0.82)		6.19	(8.23)	(3.07)	1.51
Distributions to shareholders from:
Net investment income	—		(0.14)	(0.05)	(0.08)	0.00	(a)
Return of capital	—		(0.01)	—	(0.22)	—
Total distributions	—		(0.15)	(0.05)	(0.30)	—
Net asset value at end of period	$20.25		$21.07	$15.03	$23.31	$26.68
Share price at end of period***	$20.24		$21.05	$15.00
NET ASSET VALUE, TOTAL RETURN****	(3.89)%		41.37%	(35.34)%	(11.61)%	6.01%
SHARE PRICE TOTAL RETURN****	(3.85)%		41.52%	(35.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,201		$18,960	$13,530	$16,314	$8,005
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.65%	0.79%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	1.38	%†	1.26%	1.35%	1.96%	1.55	%†
Net investment income, after (Waivers) and/or Recapture	0.26	%†	0.59%	0.47%	0.26%	0.04	%†
Portfolio turnover rate ††	52%		93%	81%	103%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.01	$0.05	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Value Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,
	(Unaudited)		2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.64		$10.38	$15.80	$18.68	$17.01	$13.79
Net investment income**	0.11		0.09	0.12	0.16	0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.72)		4.25	(5.43)	(2.47)	1.67	3.22
Total from investment operations	(0.61)		4.34	(5.31)	(2.31)	1.80	3.33
Distributions to shareholders from:
Net investment income	(0.05)		(0.08)	(0.11)	(0.16)	(0.13)	(0.11)
Return of capital	—		—	—	(0.41)	—	—
Total distributions	(0.05)		(0.08)	(0.11)	(0.57)	(0.13)	(0.11)
Net asset value at end of period	$13.98		$14.64	$10.38	$15.80	$18.68	$17.01
Share price at end of period***	$13.96		$14.62	$10.36
NET ASSET VALUE, TOTAL RETURN****	(4.16)%		42.03%	(33.69)%	(12.51)%	10.64%	24.20%
SHARE PRICE TOTAL RETURN****	(4.17)%		42.11%	(33.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,895		$72,453	$62,253	$91,667	$117,680	$66,339
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.63%	0.66%
Expenses, prior to (Waivers) and/or Recapture	0.79	%†	0.74%	0.73%	0.67%	0.80%	1.06%
Net investment income, after (Waivers) and/or Recapture	1.63	%†	0.73%	1.00%	0.91%	0.73%	0.73%
Portfolio turnover rate ††	61%		116%	98%	86%	76%	118%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.03)	$0.01	—

PowerShares FTSE NASDAQ Small Cap Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,		For the Period April 1, 2008* Through
	(Unaudited)	2010	2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.36	$16.88	$25.63	$25.73
Net investment income**	0.00 (a)	0.00 (a)	0.05	0.00	(a)
Net realized and unrealized gain (loss) on investments	(0.37)	8.50	(8.65)	(0.10)
Total from investment operations	(0.37)	8.50	(8.60)	(0.10)
Distributions to shareholder from:
Net investment income	—	(0.02)	(0.15)	—
Net realized gains	—	—	0.00 (a)	—
Total distributions	—	(0.02)	(0.15)	—
Net asset value at end of period	$24.99	$25.36	$16.88	$25.63
Share price at end of period***	$24.97	$25.34	$16.86
NET ASSET VALUE, TOTAL RETURN****	(1.46)%	50.37%	(33.53)%	(0.39	)%(b)
SHARE PRICE TOTAL RETURN****	(1.46)%	50.43%	(33.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,249	$1,268	$1,688	$2,563
Ratio to average net assets of:
Expenses r	0.70%†	0.70%	0.70%	0.70	%†
Net investment (income) loss	0.02%†	(0.02)%	0.27%	(0.09	)%†
Portfolio turnover rate ††	6%	25%	19%	0%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (0.50)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Zacks Micro Cap Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period August 18, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.69	$8.10	$13.63	$18.32	$17.47	$14.79
Net investment income**	0.01	0.04	0.12	0.16	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	(1.16)	3.62	(5.48)	(4.73)	0.81	2.69
Total from investment operations	(1.15)	3.66	(5.36)	(4.57)	0.87	2.69
Distributions to shareholders from:
Net investment income	(0.06)	(0.07)	(0.17)	(0.12)	(0.02)	(0.01)
Return of capital	—	—	—	—	—	0.00	(a)
Total distributions	(0.06)	(0.07)	(0.17)	(0.12)	(0.02)	(0.01)
Net asset value at end of period	$10.48	$11.69	$8.10	$13.63	$18.32	$17.47
Share price at end of period***	$10.49	$11.68	$8.10
NET ASSET VALUE, TOTAL RETURN****	(9.83)%	45.49%	(39.70)%	(25.07)%	4.99%	18.20%
SHARE PRICE TOTAL RETURN****	(9.67)%	45.37%	(39.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$66,040	$53,758	$46,960	$94,068	$192,310	$158,976
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture r	0.70%†	0.70%	0.70%	0.70%	0.71%	0.72	%†
Expenses, prior to (Waivers) and/or Recapture r	0.96%†	0.93%	0.86%	0.71%	0.78%	0.82	%†
Net investment income, after (Waivers) and/or Recapture	0.20%†	0.38%	1.11%	0.99%	0.36%	0.01	%†
Portfolio turnover rate ††	40%	78%	51%	54%	72%	78%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$0.01	$0.00 (a)	$(0.03)	$0.01	—

PowerShares Zacks Small Cap Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,					For the Period February 16, 2006* Through
	(Unaudited)	2010	2009	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.36	$14.45	$23.31	$27.51		$26.76	$25.41
Net investment income**	0.02	0.05	0.11	0.22	†††	0.05	0.02
Net realized and unrealized gain (loss) on investments	(0.26)	5.92	(8.83)	(4.23)		0.76	1.33
Total from investment operations	(0.24)	5.97	(8.72)	(4.01)		0.81	1.35
Distributions to shareholders from:
Net investment income	(0.02)	(0.06)	(0.13)	(0.19)		(0.06)	—
Return of capital	—	—	(0.01)	—		0.00 (a)	—
Total distributions	(0.02)	(0.06)	(0.14)	(0.19)		(0.06)	—
Net asset value at end of period	$20.10	$20.36	$14.45	$23.31		$27.51	$26.76
Share price at end of period***	$20.08	$20.32	$14.38
NET ASSET VALUE, TOTAL RETURN****	(1.20)%	41.41%	(37.56)%	(14.66)%		3.03%	5.31%
SHARE PRICE TOTAL RETURN****	(1.10)%	41.82%	(37.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,073	$18,322	$18,788	$39,630		$71,530	$58,866
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%†	0.70%	0.70%	0.70%		0.71%	0.75	%†
Expenses, prior to (Waivers) and/or Recapture	1.49%†	1.21%	1.09%	0.83%		0.89%	1.17	%†
Net investment income, after (Waivers) and/or Recapture	0.25%†	0.30%	0.58%	0.81	%†††	0.19%	0.30	%†
Portfolio turnover rate ††	43%	124%	63%	58%		87%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.02	$0.02	$(0.05)		$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Books-A-Million, Inc. on July 5, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.19 and 0.72%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Portfolio	"Dynamic Large Cap Portfolio"

PowerShares Dynamic Large Cap Value Portfolio	"Dynamic Large Cap Value Portfolio"

PowerShares Dynamic Mid Cap Growth Portfolio	"Dynamic Mid Cap Growth Portfolio"

PowerShares Dynamic Mid Cap Portfolio	"Dynamic Mid Cap Portfolio"

PowerShares Dynamic Mid Cap Value Portfolio	"Dynamic Mid Cap Value Portfolio"

PowerShares Dynamic Small Cap Growth Portfolio	"Dynamic Small Cap Growth Portfolio"

PowerShares Dynamic Small Cap Portfolio	"Dynamic Small Cap Portfolio"

PowerShares Dynamic Small Cap Value Portfolio	"Dynamic Small Cap Value Portfolio"

PowerShares FTSE NASDAQ Small Cap Portfolio	"FTSE NASDAQ Small Cap Portfolio"

PowerShares Zacks Micro Cap Portfolio	"Zacks Micro Cap Portfolio"

PowerShares Zacks Small Cap Portfolio	"Zacks Small Cap Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc., except for Shares of the FTSE NASDAQ Small Cap Portfolio which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index

Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index

Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index

Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index

Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index

Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Fund	Index
FTSE NASDAQ Small Cap Portfolio	FTSE NASDAQ Small Cap Index

Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

Zacks Small Cap Portfolio	Zacks Small Cap IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts ("ADRs") and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. FTSE NASDAQ Small Cap Portfolio is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Large Capitalization Company Risk. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Micro Capitalization Company Risk. The Zacks Micro Cap Portfolio's investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Growth Investing Style Risk. The Dynamic Large Cap Growth Portfolio emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Value Investing Style Risk. The Dynamic Large Cap Value Portfolio emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Foreign Investment Risk. The FTSE NASDAQ Small Cap Portfolio's investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

REIT Risk. The FTSE NASDAQ Small Cap Portfolio's investments in securities of real estate companies involve risks. These risks include, among others: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for FTSE NASDAQ Small Cap Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit, litigation expenses and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

Expenses included for FTSE NASDAQ Small Cap Portfolio and Zacks Micro Cap Portfolio, in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the underlying funds, in which it invests. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

The FTSE NASDAQ Small Cap Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for FTSE NASDAQ Small Cap Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The FTSE NASDAQ Small Cap Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.70% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit, litigation expenses, expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds in which the FTSE NASDAQ Small Cap Portfolio and Zacks Micro Cap Portfolio invests and other services, except for the management fee, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for the FTSE NASDAQ Small Cap Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the FTSE NASDAQ Small Cap Portfolio.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/11	04/30/12	04/30/13	10/31/13
Dynamic Large Cap Growth Portfolio	$14,183	$—	$—	$—	$14,183
Dynamic Large Cap Portfolio	275,188	45,314	88,796	87,338	53,740
Dynamic Mid Cap Growth Portfolio	122,389	12,590	34,730	40,253	34,816
Dynamic Mid Cap Portfolio	303,624	45,494	100,131	100,743	57,256
Dynamic Mid Cap Value Portfolio	249,137	21,285	86,711	88,953	52,188
Dynamic Small Cap Growth Portfolio	290,517	36,295	95,760	100,065	58,397
Dynamic Small Cap Portfolio	319,363	49,266	106,216	104,165	59,716
Dynamic Small Cap Value Portfolio	212,645	17,389	72,982	74,211	48,063
Zacks Micro Cap Portfolio	290,179	12,545	105,107	109,697	62,830
Zacks Small Cap Portfolio	314,611	36,755	110,051	110,210	57,595

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensors
Dynamic Large Cap Growth Portfolio	NYSE Arca

Dynamic Large Cap Portfolio	NYSE Arca

Dynamic Large Cap Value Portfolio	NYSE Arca

Dynamic Mid Cap Growth Portfolio	NYSE Arca

Dynamic Mid Cap Portfolio	NYSE Arca

Dynamic Mid Cap Value Portfolio	NYSE Arca

Dynamic Small Cap Growth Portfolio	NYSE Arca

Dynamic Small Cap Portfolio	NYSE Arca

Dynamic Small Cap Value Portfolio	NYSE Arca

FTSE NASDAQ Small Cap Portfolio	NASDAQ OMX Group, Inc.

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Zacks Small Cap Portfolio	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than FTSE NASDAQ Small Cap Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the six-month period ended October 31, 2010, there were no significant transfer between investment levels, unless otherwise noted.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Large Cap Growth Portfolio
Equity Securities	$204,988,451	$—	$—	$204,988,451
Money Market Fund	152,362	—	—	152,362
Total Investments	205,140,813	—	—	205,140,813
Dynamic Large Cap Portfolio
Equity Securities	31,261,933	—	—	31,261,933
Money Market Fund	73,164	—	—	73,164
Total Investments	31,335,097	—	—	31,335,097
Dynamic Large Cap Value Portfolio
Equity Securities	340,389,419	—	—	340,389,419

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Mid Cap Growth Portfolio
Equity Securities	$112,183,581	$—	$—	$112,183,581
Money Market Fund	110,245	—	—	110,245
Total Investments	112,293,826	—	—	112,293,826
Dynamic Mid Cap Portfolio
Equity Securities	20,963,536	—	—	20,963,536
Money Market Fund	68,814	—	—	68,814
Total Investments	21,032,350	—	—	21,032,350
Dynamic Mid Cap Value Portfolio
Equity Securities	38,511,132	—	—	38,511,132
Money Market Fund	72,131	—	—	72,131
Total Investments	38,583,263	—	—	38,583,263
Dynamic Small Cap Growth Portfolio
Equity Securities	27,635,221	—	—	27,635,221
Money Market Fund	49,554	—	—	49,554
Total Investments	27,684,775	—	—	27,684,775
Dynamic Small Cap Portfolio
Equity Securities	16,201,546	—	—	16,201,546
Money Market Fund	55,741	—	—	55,741
Total Investments	16,257,287	—	—	16,257,287
Dynamic Small Cap Value Portfolio
Equity Securities	62,870,112	—	—	62,870,112
Money Market Fund	106,482	—	—	106,482
Total Investments	62,976,594	—	—	62,976,594
FTSE NASDAQ Small Cap Portfolio
Equity Securities	1,249,432	—	—	1,249,432
Money Market Fund	2,364	—	—	2,364
Total Investments	1,251,796	—	—	1,251,796
Zacks Micro Cap Portfolio
Equity Securities	65,980,027	—	—	65,980,027
Money Market Fund	159,811	—	—	159,811
Total Investments	66,139,838	—	—	66,139,838
Zacks Small Cap Portfolio
Equity Securities	15,074,933	—	—	15,074,933
Money Market Fund	65,597	—	—	65,597
Total Investments	15,140,530	—	—	15,140,530

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	Total*
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$14,024,455	$68,715,641	$131,638,879	$225,486,905
Dynamic Large Cap Portfolio	—	—	87,112	2,328,337	5,621,834	8,037,283
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	22,558,581	56,819,182	83,611,081
Dynamic Mid Cap Growth Portfolio	422,220	8,055,857	5,112,579	54,769,394	82,364,246	150,724,296
Dynamic Mid Cap Portfolio	—	—	628,828	3,815,763	3,610,379	8,054,970
Dynamic Mid Cap Value Portfolio	237,806	2,384,765	5,347,255	12,697,113	18,992,723	39,659,662
Dynamic Small Cap Growth Portfolio	823,782	13,094,039	6,666,558	9,888,431	10,392,627	40,865,437
Dynamic Small Cap Portfolio	—	—	1,028,299	2,738,120	2,010,755	5,777,174
Dynamic Small Cap Value Portfolio	703,862	3,929,009	8,615,687	16,547,947	9,506,638	39,303,143
FTSE NASDAQ Small Cap Portfolio	—	—	—	—	322,806	322,806
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,330,930	28,782,755	12,344,833	72,582,290
Zacks Small Cap Portfolio	—	3,417,527	7,222,482	10,220,605	8,248,706	29,109,320

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$71,035,558	$71,345,186
Dynamic Large Cap Portfolio	9,384,172	9,520,181
Dynamic Large Cap Value Portfolio	105,027,728	105,516,008
Dynamic Mid Cap Growth Portfolio	38,745,495	38,513,081
Dynamic Mid Cap Portfolio	5,860,082	6,073,244
Dynamic Mid Cap Value Portfolio	13,944,903	13,854,158
Dynamic Small Cap Growth Portfolio	14,687,601	14,999,383
Dynamic Small Cap Portfolio	8,513,237	8,757,414
Dynamic Small Cap Value Portfolio	38,022,209	37,830,171

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Purchases	Sales
FTSE NASDAQ Small Cap Portfolio	$82,329	$78,007
Zacks Micro Cap Portfolio	19,656,260	20,635,742
Zacks Small Cap Portfolio	6,268,176	6,454,106

For the six-month period ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Large Cap Growth Portfolio	$59,885,711	$87,515,116
Dynamic Large Cap Portfolio	8,129,758	14,352,758
Dynamic Large Cap Value Portfolio	168,565,678	173,709,859
Dynamic Mid Cap Growth Portfolio	52,073,483	69,819,429
Dynamic Mid Cap Portfolio	11,437,789	15,583,887
Dynamic Mid Cap Value Portfolio	19,289,705	23,791,211
Dynamic Small Cap Growth Portfolio	15,725,849	20,588,877
Dynamic Small Cap Portfolio	10,044,793	11,619,108
Dynamic Small Cap Value Portfolio	27,603,219	33,392,991
FTSE NASDAQ Small Cap Portfolio	—	—
Zacks Micro Cap Portfolio	33,309,335	14,812,081
Zacks Small Cap Portfolio	4,336,201	7,090,360

Gains and (losses) on in-kind transactions are generally not considered taxable gains (losses) for Federal income tax purposes.

At October 31, 2010, cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$167,428,521	$37,712,292	$38,997,126	$(1,284,834)
Dynamic Large Cap Portfolio	27,334,012	4,001,085	4,325,971	(324,886)
Dynamic Large Cap Value Portfolio	319,396,378	20,993,041	28,294,604	(7,301,563)
Dynamic Mid Cap Growth Portfolio	92,100,118	20,193,708	20,786,221	(592,513)
Dynamic Mid Cap Portfolio	18,116,264	2,916,086	3,168,101	(252,015)
Dynamic Mid Cap Value Portfolio	35,420,301	3,162,962	4,191,422	(1,028,460)
Dynamic Small Cap Growth Portfolio	23,220,351	4,464,424	4,791,717	(327,293)
Dynamic Small Cap Portfolio	14,042,050	2,215,237	2,440,455	(225,218)
Dynamic Small Cap Value Portfolio	55,718,003	7,258,591	8,322,441	(1,063,850)
FTSE NASDAQ Small Cap Portfolio	1,214,424	37,372	272,368	(234,996)
Zacks Micro Cap Portfolio	60,907,010	5,232,828	7,386,789	(2,153,961)
Zacks Small Cap Portfolio	14,045,244	1,095,286	2,614,278	(1,518,992)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to the FTSE NASDAQ Small Cap Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.
Note 10. Subsequent Event

On October 5, 2010, the PowerShares Board of Trustees approved the liquidation of the PowerShares FTSE NASDAQ Small Cap Portfolio and the PowerShares Zacks Small Cap Portfolio, which occurred on December 21, 2010.

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-SAR-5

2010 Semi-Annual Report to Shareholders

October 31, 2010

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares NXQ Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic MagniQuant Portfolio	5

PowerShares Dynamic Market Portfolio	8

PowerShares Dynamic OTC Portfolio	10

PowerShares FTSE RAFI US 1000 Portfolio	12

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	23

PowerShares NXQ Portfolio	39

Statements of Assets and Liabilities	42

Statements of Operations	44

Statements of Changes in Net Assets	46

Financial Highlights	48

Notes to Financial Statements	51

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	999	367	21	1	1	0	0
PWC	PowerShares Dynamic Market Portfolio	05/01/03	1755	819	71	12	2	0	0
PWO	PowerShares Dynamic OTC Portfolio	05/01/03	1755	785	38	16	1	1	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	1195	561	14	5	0	0	2
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	09/20/06	1015	412	22	3	0	2	1
PNXQ	PowerShares NXQ Portfolio	04/03/08	630	200	4	0	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	596	10	3	0	0	0
PWC	837	10	4	0	0	0
PWO	892	18	4	0	0	0
PRF	579	24	8	2	0	0
PRFZ	538	34	3	0	0	0
PNXQ	418	7	1	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic MagniQuant Portfolio Actual	$1,000.00	$998.37	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Market Portfolio Actual	$1,000.00	$1,027.12	0.60%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Dynamic OTC Portfolio Actual	$1,000.00	$1,026.00	0.60%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares FTSE RAFI US 1000 Portfolio Actual	$1,000.00	$990.34	0.39%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio Actual	$1,000.00	$966.97	0.39%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares NXQ Portfolio Actual	$1,000.00	$1,301.17	0.70%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

4

Portfolio Composition

PowerShares Dynamic MagniQuant Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Industrials	23.6
Consumer Discretionary	23.4
Information Technology	14.6
Materials	9.6
Consumer Staples	9.5
Financials	8.9
Health Care	7.0
Energy	2.5
Telecommunication Services	0.9
Money Market Fund	0.3
Other	(0.3)

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.4%
1,824	Advance Auto Parts, Inc.	$118,524
4,019	Arbitron, Inc.	101,761
1,799	Autoliv, Inc.	128,269
4,509	Cato Corp. (The), Class A	119,263
4,486	Cheesecake Factory, Inc. (The)*	130,632
2,799	Coach, Inc.	139,950
2,285	Cracker Barrel Old Country Store, Inc.	123,139
2,434	Darden Restaurants, Inc.	111,258
2,274	Deckers Outdoor Corp.*	132,119
2,709	DIRECTV, Class A*	117,733
3,678	Dollar General Corp.*	103,683
4,347	Dorman Products, Inc.*	158,622
4,821	Dress Barn, Inc. (The)*	110,594
4,248	DSW, Inc., Class A*	141,331
2,386	Family Dollar Stores, Inc.	110,162
6,141	Federal-Mogul Corp.*	121,776
7,609	Finish Line, Inc. (The), Class A	116,418
8,260	Gannett Co., Inc.	97,881
3,943	Genesco, Inc.*	129,173
2,408	Genuine Parts Co.	115,247
2,524	Hasbro, Inc.	116,735
3,595	Home Depot, Inc. (The)	111,014
2,808	John Wiley & Sons, Inc., Class A	121,193
4,142	Limited Brands, Inc.	121,733
1,398	McDonald's Corp.	108,722
3,425	Meredith Corp.	116,279
2,503	Monro Muffler Brake, Inc.	119,493
1,457	NIKE, Inc., Class B	118,658
2,897	Omnicom Group, Inc.	127,352
2,171	O'Reilly Automotive, Inc.*	127,004

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,046	Oxford Industries, Inc.	$116,209
1,296	Panera Bread Co., Class A*	116,005
1,871	Polaris Industries, Inc.	133,009
1,822	Pre-Paid Legal Services, Inc.*	109,648
5,038	Rent-A-Center, Inc.	126,655
10,710	Ruby Tuesday, Inc.*	129,591
4,403	Starbucks Corp.	125,397
9,660	Talbots, Inc. (The)*	94,475
7,587	Texas Roadhouse, Inc.*	116,536
2,000	Time Warner Cable, Inc.	115,740
2,513	TJX Cos., Inc. (The)	115,322
4,357	Ulta Salon, Cosmetics & Fragrance, Inc.*	133,716
1,400	VF Corp.	116,536
3,248	Viacom, Inc., Class B	125,340
3,152	Walt Disney Co. (The)	113,819
2,442	Yum! Brands, Inc.	121,026
		5,524,742
	Consumer Staples—9.5%
4,416	Altria Group, Inc.	112,255
2,758	Campbell Soup Co.	99,977
1,841	Coca-Cola Co. (The)	112,890
5,240	Coca-Cola Enterprises, Inc.	125,812
2,916	Corn Products International, Inc.	124,076
1,840	Costco Wholesale Corp.	115,497
2,765	Dr Pepper Snapple Group, Inc.	101,061
1,620	Energizer Holdings, Inc.*	121,144
2,258	Hansen Natural Corp.*	115,632
2,195	Hershey Co. (The)	108,631
2,396	Hormel Foods Corp.	110,024
5,856	Inter Parfums, Inc.	102,421

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,932	National Beverage Corp.	$113,428
2,010	Philip Morris International, Inc.	117,585
3,919	PriceSmart, Inc.	114,944
1,870	Reynolds American, Inc.	121,363
3,176	Ruddick Corp.	110,842
7,005	Sara Lee Corp.	100,382
6,222	Tyson Foods, Inc., Class A	96,752
2,894	WD-40 Co.	106,760
		2,231,476
	Energy—2.5%
2,568	Alliance Holdings GP LP	106,598
1,538	Cimarex Energy Co.	118,041
9,404	Energy Partners Ltd.*	105,042
2,392	Peabody Energy Corp.	126,537
1,313	SEACOR Holdings, Inc.*	124,407
		580,625
	Financials—8.9%
2,120	Aflac, Inc.	118,487
2,526	American Express Co.	104,728
3,481	American Financial Group, Inc.	106,449
2,752	Assurant, Inc.	108,814
1,897	Chubb Corp. (The)	110,064
3,893	CNA Financial Corp.*	107,914
6,165	CNA Surety Corp.*	118,676
1,733	Credit Acceptance Corp.*	101,918
4,430	FBL Financial Group, Inc., Class A	115,889
6,247	Horace Mann Educators Corp.	116,757
2,202	Infinity Property & Casualty Corp.	113,954
11,878	Meadowbrook Insurance Group, Inc.	102,507
1,990	PNC Financial Services Group, Inc.	107,261
1,628	Portfolio Recovery Associates, Inc.*	109,157
4,794	Primerica, Inc.	101,249
2,011	Prudential Financial, Inc.	105,738
2,055	Torchmark Corp.	117,710
4,773	U.S. Bancorp	115,411
2,574	World Acceptance Corp.*	111,068
		2,093,751
	Health Care—7.0%
1,325	C.R. Bard, Inc.	110,134
3,354	Cardinal Health, Inc.	116,350
3,177	CIGNA Corp.	111,799
4,584	Cyberonics, Inc.*	126,106
1,519	DaVita, Inc.*	108,988
2,310	Express Scripts, Inc.*	112,081
5,040	Healthspring, Inc.*	147,118
2,036	Humana, Inc.*	118,678
1,374	Laboratory Corp. of America Holdings*	111,734
2,287	Magellan Health Services, Inc.*	109,776
2,280	Medco Health Solutions, Inc.*	119,768
3,276	Sirona Dental Systems, Inc.*	123,341

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,076	UnitedHealth Group, Inc.	$110,890
1,605	Waters Corp.*	118,979
		1,645,742
	Industrials—23.6%
1,972	A.O. Smith Corp.	110,491
2,308	Alaska Air Group, Inc.*	121,862
1,304	Amerco, Inc.*	107,345
2,279	AMETEK, Inc.	123,180
3,793	Applied Industrial Technologies, Inc.	115,345
2,234	Atlas Air Worldwide Holdings, Inc.*	116,749
3,132	Avery Dennison Corp.	113,848
8,904	Blount International, Inc.*	133,560
3,003	CLARCOR, Inc.	119,099
3,086	Copart, Inc.*	104,492
3,500	Corporate Executive Board Co. (The)	109,340
3,004	Crane Co.	114,933
2,074	CSX Corp.	127,447
2,698	Cubic Corp.	117,552
2,814	Danaher Corp.	122,015
5,910	Deluxe Corp.	120,800
2,384	Donaldson Co., Inc.	116,148
1,439	Eaton Corp.	127,826
3,458	Equifax, Inc.	114,564
3,392	Exponent, Inc.*	108,273
2,148	Gardner Denver, Inc.	124,197
1,803	General Dynamics Corp.	122,820
7,025	General Electric Co.	112,541
3,930	Gorman-Rupp Co. (The)	117,193
7,354	Heartland Express, Inc.	109,648
2,606	Honeywell International, Inc.	122,769
3,367	IDEX Corp.	121,481
1,661	IHS, Inc., Class A*	119,991
3,074	J.B. Hunt Transport Services, Inc.	110,541
1,819	Joy Global, Inc.	129,058
3,172	Kaydon Corp.	110,608
4,422	KBR, Inc.	112,319
7,659	Knoll, Inc.	116,187
2,204	MSC Industrial Direct Co., Class A	125,496
1,894	Norfolk Southern Corp.	116,462
1,702	Parker Hannifin Corp.	130,288
3,704	Polypore International, Inc.*	123,232
1,851	Rockwell Collins, Inc.	112,004
6,294	Sauer-Danfoss, Inc.*	139,160
2,765	Teledyne Technologies, Inc.*	114,941
2,767	Thomas & Betts Corp.*	120,503
3,076	Timken Co. (The)	127,408
8,448	Trimas Corp.*	133,732
2,554	UniFirst Corp.	117,561
1,603	United Parcel Service, Inc., Class B	107,946
1,552	United Technologies Corp.	116,043

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
926	W.W. Grainger, Inc.	$114,852
		5,573,850
	Information Technology—14.6%
7,842	Acxiom Corp.*	137,627
7,985	AVX Corp.	114,505
5,646	CA, Inc.	131,044
5,163	Cognex Corp.	137,852
2,751	Coherent, Inc.*	115,432
2,526	DST Systems, Inc.	109,300
1,387	FactSet Research Systems, Inc.	121,751
3,349	Forrester Research, Inc.*	110,751
2,389	Hittite Microwave Corp.*	123,440
2,766	Lam Research Corp.*	126,655
23,169	Lattice Semiconductor Corp.*	112,601
2,858	Lexmark International, Inc., Class A*	108,690
2,693	Littelfuse, Inc.*	114,264
15,947	LTX-Credence Corp.*	101,263
3,880	Manhattan Associates, Inc.*	119,426
11,100	Micrel, Inc.	132,201
2,621	MICROS Systems, Inc.*	118,967
7,098	Microsemi Corp.*	141,960
7,950	National Semiconductor Corp.	108,915
4,288	Novellus Systems, Inc.*	125,253
3,372	OSI Systems, Inc.*	121,392
3,024	SanDisk Corp.*	113,642
2,625	Syntel, Inc.	128,258
11,088	Teradyne, Inc.*	124,629
4,143	Tyco Electronics Ltd. (Switzerland)	131,250
12,949	Vishay Intertechnology, Inc.*	146,324
6,447	Western Union Co. (The)	113,467
11,958	Xerox Corp.	139,909
		3,430,768
	Materials—9.6%
2,542	Albemarle Corp.	127,431
2,460	AptarGroup, Inc.	110,405
3,331	Arch Chemicals, Inc.	118,284
2,188	Ashland, Inc.	112,966
1,531	Clearwater Paper Corp.*	123,628
3,699	Crown Holdings, Inc.*	119,071
2,093	Cytec Industries, Inc.	103,645
1,714	Domtar Corp.	136,023
2,429	E.I. du Pont de Nemours & Co.	114,843
1,638	FMC Corp.	119,738
3,678	Innophos Holdings, Inc.	135,056
2,240	International Flavors & Fragrances, Inc.	112,358
1,102	Lubrizol Corp. (The)	112,944
16,695	Omnova Solutions, Inc.*	133,226
1,540	PPG Industries, Inc.	118,118
3,905	Rockwood Holdings, Inc.*	132,458
2,120	Scotts Miracle-Gro Co. (The), Class A	113,208

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,931	Sigma-Aldrich Corp.	$122,464
3,378	Valspar Corp. (The)	108,434
		2,274,300
	Telecommunication Services—0.9%
3,836	AT&T, Inc.	109,326
7,101	IDT Corp., Class B*	104,243
		213,569
	Total Common Stocks and Other Equity Interests (Cost $20,667,950)	23,568,823
	Money Market Fund—0.3%
68,264	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $68,264)	68,264
	Total Investments (Cost $20,736,214)—100.3%	23,637,087
	Liabilities in excess of other assets—(0.3%)	(63,134)
	Net Assets—100.0%	$23,573,953

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Market Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	19.4
Financials	14.1
Industrials	11.9
Consumer Discretionary	11.8
Health Care	11.1
Consumer Staples	10.4
Energy	10.1
Materials	4.4
Utilities	4.2
Telecommunication Services	2.6
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Market Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.8%
10,074	Advance Auto Parts, Inc.	$654,609
10,108	Autoliv, Inc.	720,700
24,443	Cato Corp. (The), Class A	646,517
88,474	Coach, Inc.	4,423,700
12,388	Cracker Barrel Old Country Store, Inc.	667,589
26,130	Dress Barn, Inc. (The)*	599,422
23,024	DSW, Inc., Class A*	766,009
12,922	Family Dollar Stores, Inc.	596,609
41,234	Finish Line, Inc. (The), Class A	630,880
44,147	McDonald's Corp.	3,433,312
46,046	NIKE, Inc., Class B	3,749,986
27,354	Oxford Industries, Inc.	629,963
10,141	Polaris Industries, Inc.	720,924
63,217	Time Warner Cable, Inc.	3,658,368
		21,898,588
	Consumer Staples—10.4%
262,317	Altria Group, Inc.	6,668,098
22,543	Campbell Soup Co.	817,184
300,830	Coca-Cola Enterprises, Inc.	7,222,928
24,676	Corn Products International, Inc.	1,049,964
22,596	Dr Pepper Snapple Group, Inc.	825,884
17,937	Hershey Co. (The)	887,702
25,966	Ruddick Corp.	906,213
23,645	WD-40 Co.	872,264
		19,250,237
	Energy—10.1%
73,143	BreitBurn Energy Partners LP	1,422,631
75,709	Chevron Corp.	6,254,321
18,095	Cimarex Energy Co.	1,388,791

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
110,613	Energy Partners Ltd.*	$1,235,547
131,379	Peabody Energy Corp.	6,949,949
15,438	SEACOR Holdings, Inc.*	1,462,751
		18,713,990
	Financials—14.1%
60,976	Aflac, Inc.	3,407,949
71,276	American Express Co.	2,955,103
21,450	American Financial Group, Inc.	655,941
16,957	Assurant, Inc.	670,480
109,866	CNA Financial Corp.*	3,045,486
37,280	CNA Surety Corp.*	717,640
10,473	Credit Acceptance Corp.*	615,917
26,784	FBL Financial Group, Inc., Class A	700,669
37,778	Horace Mann Educators Corp.	706,071
13,323	Infinity Property & Casualty Corp.	689,465
71,820	Meadowbrook Insurance Group, Inc.	619,807
56,106	PNC Financial Services Group, Inc.	3,024,113
9,840	Portfolio Recovery Associates, Inc.*	659,772
56,697	Prudential Financial, Inc.	2,981,128
12,429	Torchmark Corp.	711,933
134,619	U.S. Bancorp	3,255,087
15,558	World Acceptance Corp.*	671,328
		26,087,889
	Health Care—11.1%
148,740	Ariad Pharmaceuticals, Inc.*	547,363
102,190	Cardinal Health, Inc.	3,544,971
8,566	Cephalon, Inc.*	569,125
21,776	Cyberonics, Inc.*	599,058
48,130	DaVita, Inc.*	3,453,328

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
76,336	Health Management Associates, Inc., Class A*	$611,451
23,942	Healthspring, Inc.*	698,867
64,356	Humana, Inc.*	3,751,311
27,435	Immucor, Inc.*	477,369
21,212	Lincare Holdings, Inc.	556,179
11,279	Magellan Health Services, Inc.*	541,392
4,393	Mettler-Toledo International, Inc.*	573,550
15,551	Sirona Dental Systems, Inc.*	585,495
97,299	UnitedHealth Group, Inc.	3,507,629
15,520	Universal Health Services, Inc., Class B	640,510
		20,657,598
	Industrials—11.9%
15,267	Alaska Air Group, Inc.*	806,098
7,882	Amerco, Inc.*	648,846
97,307	AMETEK, Inc.	5,259,443
25,555	Applied Industrial Technologies, Inc.	777,128
128,984	Avery Dennison Corp.	4,688,568
19,879	CLARCOR, Inc.	788,401
19,885	Crane Co.	760,800
15,096	MSC Industrial Direct Co., Class A	859,566
78,005	Norfolk Southern Corp.	4,796,528
42,319	Sauer-Danfoss, Inc.*	935,673
18,305	Thomas & Betts Corp.*	797,183
55,917	Trimas Corp.*	885,166
		22,003,400
	Information Technology—19.4%
234,222	CA, Inc.	5,436,293
22,237	Coherent, Inc.*	933,064
20,409	DST Systems, Inc.	883,097
11,212	FactSet Research Systems, Inc.	984,189
27,058	Forrester Research, Inc.*	894,808
114,699	Lam Research Corp.*	5,252,067
23,099	Lexmark International, Inc., Class A*	878,455
128,854	LTX-Credence Corp.*	818,223
31,343	Manhattan Associates, Inc.*	964,737
21,171	MICROS Systems, Inc.*	960,952
34,633	Novellus Systems, Inc.*	1,011,630
28,160	OSI Systems, Inc.*	1,013,760
125,365	SanDisk Corp.*	4,711,217
171,863	Tyco Electronics Ltd. (Switzerland)	5,444,620
104,633	Vishay Intertechnology, Inc.*	1,182,353
267,388	Western Union Co. (The)	4,706,029
		36,075,494
	Materials—4.4%
16,891	AptarGroup, Inc.	758,068
11,760	Domtar Corp.	933,273
74,034	PPG Industries, Inc.	5,678,408

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,565	Scotts Miracle-Gro Co. (The), Class A	$777,771
		8,147,520
	Telecommunication Services—2.6%
31,630	American Tower Corp., Class A*	1,632,424
55,605	AT&T, Inc.	1,584,742
29,414	IDT Corp., Class B*	431,798
20,275	Syniverse Holdings, Inc.*	618,185
210,834	Vonage Holdings Corp.*	537,627
		4,804,776
	Utilities—4.2%
52,841	El Paso Electric Co.*	1,299,889
70,877	Entergy Corp.	5,282,463
73,264	Questar Corp.	1,243,290
		7,825,642
	Total Common Stocks and Other Equity Interests (Cost $162,023,544)	185,465,134
	Money Market Fund—0.1%
169,359	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $169,359)	169,359
	Total Investments (Cost $162,192,903)—100.1%	185,634,493
	Liabilities in excess of other assets—(0.1%)	(173,593)
	Net Assets—100.0%	$185,460,900

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic OTC Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	54.8
Consumer Discretionary	15.2
Health Care	12.3
Industrials	7.4
Financials	5.6
Consumer Staples	1.9
Energy	1.4
Telecommunication Services	1.2
Materials	0.3
Money Market Fund	0.1
Other	(0.2)

Schedule of Investments

PowerShares Dynamic OTC Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—15.2%
8,142	Cheesecake Factory, Inc. (The)*	$237,095
4,149	Cracker Barrel Old Country Store, Inc.	223,590
22,954	DIRECTV, Class A*	997,581
7,889	Dorman Products, Inc.*	287,870
8,750	Dress Barn, Inc. (The)*	200,725
11,142	Federal-Mogul Corp.*	220,946
13,808	Finish Line, Inc. (The), Class A	211,262
18,403	O'Reilly Automotive, Inc.*	1,076,575
17,197	Ross Stores, Inc.	1,014,451
37,331	Starbucks Corp.	1,063,187
13,768	Texas Roadhouse, Inc.*	211,476
7,909	Ulta Salon, Cosmetics & Fragrance, Inc.*	242,727
		5,987,485
	Consumer Staples—1.9%
8,262	Costco Wholesale Corp.	518,606
5,570	WD-40 Co.	205,477
		724,083
	Energy—1.4%
5,660	Alliance Holdings GP LP	234,946
1,483	OYO Geospace Corp.*	89,885
11,712	Patterson-UTI Energy, Inc.	227,330
		552,161
	Financials—5.6%
1,285	Credit Acceptance Corp.*	75,571
4,122	EZCORP, Inc., Class A*	88,541
2,586	First Citizens BancShares, Inc., Class A	483,013
2,718	First Financial Corp.	79,447
2,494	FPIC Insurance Group, Inc.*	88,338

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
52,303	Fulton Financial Corp.	$488,510
1,635	Infinity Property & Casualty Corp.	84,611
24,120	NASDAQ OMX Group, Inc. (The)*	507,002
1,207	Portfolio Recovery Associates, Inc.*	80,929
3,911	Republic Bancorp, Inc., Class A	79,941
3,177	S.Y. Bancorp, Inc.	77,837
1,909	World Acceptance Corp.*	82,373
		2,216,113
	Health Care—12.3%
44,377	Ariad Pharmaceuticals, Inc.*	163,307
13,434	Cephalon, Inc.*	892,555
6,497	Cyberonics, Inc.*	178,733
17,214	Express Scripts, Inc.*	835,223
13,491	IDEXX Laboratories, Inc.*	808,920
8,186	Immucor, Inc.*	142,437
8,625	Impax Laboratories, Inc.*	162,495
4,715	LifePoint Hospitals, Inc.*	159,933
33,267	Lincare Holdings, Inc.	872,261
3,365	Magellan Health Services, Inc.*	161,520
6,888	PAREXEL International Corp.*	148,092
22,427	Pharmacyclics, Inc.*	137,253
4,640	Sirona Dental Systems, Inc.*	174,696
		4,837,425
	Industrials—7.4%
967	Amerco, Inc.*	79,603
5,905	DXP Enterprises, Inc.*	112,431
3,673	Exponent, Inc.*	117,242
5,042	Franklin Electric Co., Inc.	182,067
22,930	Great Lakes Dredge & Dock Corp.	141,937
46,606	Heartland Express, Inc.	694,895

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,486	Joy Global, Inc.	$814,932
3,735	RBC Bearings, Inc.*	124,450
9,150	Trimas Corp.*	144,845
16,017	Verisk Analytics, Inc., Class A*	477,467
		2,889,869
	Information Technology—54.8%
12,514	Acxiom Corp.*	219,621
38,250	Adobe Systems, Inc.*	1,076,737
5,110	ADTRAN, Inc.	164,900
4,429	Apple, Inc.*	1,332,553
12,935	ATMI, Inc.*	228,561
27,191	Automatic Data Processing, Inc.	1,207,824
5,442	Black Box Corp.	180,674
58,482	CA, Inc.	1,357,367
8,080	Cognex Corp.	215,736
18,266	Cognizant Technology Solutions Corp., Class A*	1,190,761
4,306	Coherent, Inc.*	180,680
7,773	Comtech Telecommunications Corp.	239,564
9,114	CSG Systems International, Inc.*	177,176
20,989	Fiserv, Inc.*	1,144,320
5,239	Forrester Research, Inc.*	173,254
3,736	Hittite Microwave Corp.*	193,039
9,578	iGATE Corp.	195,774
11,632	Insight Enterprises, Inc.*	175,876
6,419	InterDigital, Inc.*	215,486
18,800	Internet Capital Group, Inc.*	234,812
7,329	IPG Photonics Corp.*	164,902
7,379	j2 Global Communications, Inc.*	194,437
28,639	Lam Research Corp.*	1,311,380
36,252	Lattice Semiconductor Corp.*	176,185
36,059	Linear Technology Corp.	1,162,182
35,929	Lionbridge Technologies, Inc.*	179,645
4,214	Littelfuse, Inc.*	178,800
24,951	LTX-Credence Corp.*	158,439
6,069	Manhattan Associates, Inc.*	186,804
17,366	Micrel, Inc.	206,829
156,695	Micron Technology, Inc.*	1,295,868
27,136	MICROS Systems, Inc.*	1,231,703
11,104	Microsemi Corp.*	222,080
24,096	MIPS Technologies, Inc.*	354,211
21,025	Monotype Imaging Holdings, Inc.*	200,368
10,285	NetScout Systems, Inc.*	241,389
16,465	Newport Corp.*	239,236
6,706	Novellus Systems, Inc.*	195,882
47,545	Oracle Corp.	1,397,823
5,453	OSI Systems, Inc.*	196,308
10,917	QLogic Corp.*	191,812
31,302	SanDisk Corp.*	1,176,329
4,104	Syntel, Inc.	200,521
11,330	TIBCO Software, Inc.*	217,763

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,620	Zebra Technologies Corp., Class A*	$201,084
		21,586,695
	Materials—0.3%
3,407	Innophos Holdings, Inc.	125,105
	Telecommunication Services—1.2%
7,744	NII Holdings, Inc.*	323,776
8,342	USA Mobility, Inc.	140,396
		464,172
	Total Common Stocks and Other Equity Interests (Cost $33,467,893)	39,383,108
	Money Market Fund—0.1%
53,018	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $53,018)	53,018
	Total Investments (Cost $33,520,911)—100.2%	39,436,126
	Liabilities in excess of other assets—(0.2%)	(71,096)
	Net Assets—100.0%	$39,365,030

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares FTSE RAFI US 1000 Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Financials	20.3
Energy	11.9
Industrials	11.7
Consumer Discretionary	11.5
Information Technology	10.9
Consumer Staples	9.8
Health Care	9.1
Utilities	5.9
Telecommunication Services	5.0
Materials	3.9
Other	0.0

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.5%
6,274	Aaron's, Inc.	$118,328
6,680	Abercrombie & Fitch Co., Class A	286,305
4,641	Advance Auto Parts, Inc.	301,572
4,964	Amazon.com, Inc.*	819,755
11,991	American Eagle Outfitters, Inc.	191,976
6,445	AnnTaylor Stores Corp.*	150,169
4,202	Apollo Group, Inc., Class A*	157,491
11,525	Asbury Automotive Group, Inc.*	166,191
8,310	Autoliv, Inc.	592,503
24,972	AutoNation, Inc.*	579,850
1,425	AutoZone, Inc.*	338,623
7,456	Barnes & Noble, Inc.	111,691
31,354	Beazer Homes USA, Inc.*	127,297
10,526	Bed Bath & Beyond, Inc.*	462,091
35,247	Best Buy Co., Inc.	1,514,916
5,628	Big Lots, Inc.*	176,550
6,744	BorgWarner, Inc.*	378,406
16,038	Boyd Gaming Corp.*	133,276
9,749	Brinker International, Inc.	180,746
14,450	Brunswick Corp.	228,599
5,861	Cabela's, Inc., Class A*	108,663
11,639	Cablevision Systems Corp., Class A	311,227
4,768	Career Education Corp.*	83,631
14,353	CarMax, Inc.*	444,799
41,132	Carnival Corp.	1,775,668
98,140	CBS Corp., Class B	1,661,510
3,638	Central European Media Enterprises Ltd., Class A (Bermuda)*	83,856
19,707	Charming Shoppes, Inc.*	68,777
8,540	Chico's FAS, Inc.	83,009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35,556	Clear Channel Outdoor Holdings, Inc., Class A*	$422,405
6,884	Coach, Inc.	344,200
6,051	Collective Brands, Inc.*	92,762
174,089	Comcast Corp., Class A	3,582,752
62,138	Comcast Corp., Special Class A	1,201,128
3,762	Core-Mark Holding Co., Inc.*	124,146
39,868	D.R. Horton, Inc.	416,222
9,234	Dana Holding Corp.*	130,661
7,854	Darden Restaurants, Inc.	359,006
5,024	Dick's Sporting Goods, Inc.*	144,792
15,871	Dillard's, Inc., Class A	404,869
28,795	DIRECTV, Class A*	1,251,431
7,529	Discovery Communications, Inc., Class A*	335,869
7,895	Discovery Communications, Inc., Class C*	306,800
25,359	DISH Network Corp., Class A	503,630
6,085	Dollar Tree, Inc.*	312,221
8,804	Domino's Pizza, Inc.*	130,651
2,583	DreamWorks Animation SKG, Inc., Class A*	91,180
26,465	E.W. Scripps Co. (The), Class A*	231,304
65,447	Eastman Kodak Co.*	308,255
2,442	Education Management Corp.*	29,304
20,689	Exide Technologies*	121,858
13,216	Expedia, Inc.	382,603
8,685	Family Dollar Stores, Inc.	400,986
3,155	Federal-Mogul Corp.*	62,564
20,923	Foot Locker, Inc.	333,303
340,075	Ford Motor Co.*	4,805,260
14,324	Fortune Brands, Inc.	774,212
16,934	GameStop Corp., Class A*	332,922
42,939	Gannett Co., Inc.	508,827

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,427	Gap, Inc. (The)	$540,397
7,284	Garmin Ltd. (Switzerland)	239,207
13,669	Genuine Parts Co.	654,198
58,804	Goodyear Tire & Rubber Co. (The)*	600,977
5,924	Group 1 Automotive, Inc.*	208,880
20,076	H&R Block, Inc.	236,696
7,942	Hanesbrands, Inc.*	196,962
20,765	Harley-Davidson, Inc.	637,070
3,406	Harman International Industries, Inc.*	114,271
7,684	Hasbro, Inc.	355,385
131,666	Home Depot, Inc. (The)	4,065,846
25,499	Hovnanian Enterprises, Inc., Class A*	90,776
6,957	Hyatt Hotels Corp., Class A*	280,367
19,183	International Game Technology	299,063
44,195	Interpublic Group of Cos., Inc. (The)*	457,418
30,963	J.C. Penney Co., Inc.	965,426
6,017	Jack in the Box, Inc.*	139,354
6,675	Jarden Corp.	214,001
44,008	Johnson Controls, Inc.	1,545,561
11,046	Jones Group, Inc. (The)	159,725
11,346	KB Home	119,246
18,443	Kohl's Corp.*	944,282
5,327	Lamar Advertising Co., Class A*	181,065
8,162	Las Vegas Sands Corp.*	374,473
14,566	Leggett & Platt, Inc.	296,855
19,885	Lennar Corp., Class A	288,531
13,423	Liberty Global, Inc., Class A*	507,255
13,682	Liberty Global, Inc., Series C*	495,152
42,848	Liberty Media Corp. - Interactive, Class A*	632,436
29,391	Limited Brands, Inc.	863,802
9,118	Live Nation Entertainment, Inc.*	86,530
24,896	Liz Claiborne, Inc.*	152,364
96,232	Lowe's Cos., Inc.	2,052,629
56,949	Macy's, Inc.	1,346,274
17,437	Marriott International, Inc., Class A	646,041
19,944	Mattel, Inc.	465,294
39,089	McDonald's Corp.	3,039,952
17,422	McGraw-Hill Cos., Inc. (The)	655,938
3,392	MDC Holdings, Inc.	87,344
2,651	Meredith Corp.	90,001
43,745	MGM Resorts International*	478,133
8,845	Mohawk Industries, Inc.*	507,172
19,298	New York Times Co. (The), Class A*	148,016
30,612	Newell Rubbermaid, Inc.	540,302
103,705	News Corp., Class A	1,499,574
34,181	News Corp., Class B	549,630
12,973	NIKE, Inc., Class B	1,056,521
11,104	Nordstrom, Inc.	427,615
413	NVR, Inc.*	259,120
76,753	Office Depot, Inc.*	344,621
17,543	OfficeMax, Inc.*	310,511

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,860	Omnicom Group, Inc.	$829,086
5,459	O'Reilly Automotive, Inc.*	319,352
9,229	Penn National Gaming, Inc.*	306,957
10,400	Penske Automotive Group, Inc.*	139,880
6,919	PetSmart, Inc.	258,978
3,310	Phillips-Van Heusen Corp.	203,035
2,375	Polaris Industries, Inc.	168,839
3,939	Polo Ralph Lauren Corp.	381,610
29,497	Pulte Group, Inc.*	231,551
41,864	Quiksilver, Inc.*	174,573
10,153	RadioShack Corp.	204,380
26,069	Regal Entertainment Group, Class A	351,932
6,757	Regis Corp.	138,181
13,751	Rent-A-Center, Inc.	345,700
4,585	Ross Stores, Inc.	270,469
15,179	Royal Caribbean Cruises Ltd.*	600,178
48,440	Saks, Inc.*	539,622
1,998	Scripps Networks Interactive, Inc., Class A	101,678
9,461	Sears Holdings Corp.*	681,003
18,362	Service Corp. International	152,037
6,255	Signet Jewelers Ltd. (United Kingdom)*	220,051
18,775	Sonic Automotive, Inc., Class A*	205,023
11,151	Stanley Black & Decker, Inc.	691,027
34,202	Staples, Inc.	700,115
24,025	Starbucks Corp.	684,232
10,757	Starwood Hotels & Resorts Worldwide, Inc.	582,384
47,894	Target Corp.	2,487,614
9,560	Tenneco, Inc.*	311,847
2,794	Thor Industries, Inc.	87,983
4,711	Tiffany & Co.	249,683
65,447	Time Warner Cable, Inc.	3,787,418
162,381	Time Warner, Inc.	5,279,006
16,137	TJX Cos., Inc. (The)	740,527
11,136	Toll Brothers, Inc.*	199,780
4,860	Tractor Supply Co.	192,456
16,478	TRW Automotive Holdings Corp.*	752,880
2,754	Tupperware Brands Corp.	123,407
2,799	Urban Outfitters, Inc.*	86,125
7,148	VF Corp.	595,000
39,212	Viacom, Inc., Class B*	1,513,191
33,743	Virgin Media, Inc.	858,084
97,552	Walt Disney Co. (The)	3,522,603
12,543	Warner Music Group Corp.*	65,224
245	Washington Post Co. (The), Class B	98,527
27,817	Wendy's/Arby's Group, Inc., Class A	127,958
8,841	Whirlpool Corp.	670,413
8,205	Williams-Sonoma, Inc.	265,596
10,831	Wyndham Worldwide Corp.	311,391
1,883	Wynn Resorts Ltd.	201,801

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,383	Yum! Brands, Inc.	$960,621
		94,502,865
	Consumer Staples—9.8%
14,600	Alberto-Culver Co.	544,434
339,221	Altria Group, Inc.	8,622,998
67,758	Archer-Daniels-Midland Co.	2,257,697
20,518	Avon Products, Inc.	624,773
8,578	BJ's Wholesale Club, Inc.*	357,960
5,428	Brown-Forman Corp., Class B	330,077
20,563	Bunge Ltd.	1,235,219
12,957	Campbell Soup Co.	469,691
2,995	Casey's General Stores, Inc.	124,173
7,647	Chiquita Brands International, Inc.*	101,476
2,262	Church & Dwight Co., Inc.	148,953
6,639	Clorox Co. (The)	441,825
102,786	Coca-Cola Co. (The)	6,302,838
21,609	Coca-Cola Enterprises, Inc.	518,832
15,142	Colgate-Palmolive Co.	1,167,751
35,164	ConAgra Foods, Inc.	790,838
19,816	Constellation Brands, Inc., Class A*	390,970
5,765	Corn Products International, Inc.	245,301
33,816	Costco Wholesale Corp.	2,122,630
97,396	CVS Caremark Corp.	2,933,568
45,055	Dean Foods Co.*	468,572
15,469	Del Monte Foods Co.	221,825
10,152	Dole Food Co., Inc.*	93,601
8,748	Dr Pepper Snapple Group, Inc.	319,739
4,670	Energizer Holdings, Inc.*	349,223
6,428	Estee Lauder Cos., Inc. (The), Class A	457,481
4,770	Flowers Foods, Inc.	121,540
5,980	Fresh Del Monte Produce, Inc.*	132,337
30,611	General Mills, Inc.	1,149,137
16,503	Great Atlantic & Pacific Tea Co., Inc. (The)*	56,770
16,464	H.J. Heinz Co.	808,547
10,743	Hershey Co. (The)	531,671
5,978	Hormel Foods Corp.	274,510
6,033	J.M. Smucker Co. (The)	387,801
13,343	Kellogg Co.	670,619
24,873	Kimberly-Clark Corp.	1,575,456
116,052	Kraft Foods, Inc., Class A	3,744,998
87,506	Kroger Co. (The)	1,925,132
9,597	Lorillard, Inc.	819,008
6,367	McCormick & Co., Inc.	281,549
13,028	Molson Coors Brewing Co., Class B	615,312
3,407	Nash Finch Co.	142,753
12,087	Pantry, Inc. (The)*	235,092
62,704	PepsiCo, Inc.	4,094,571
55,367	Philip Morris International, Inc.	3,238,969
128,828	Procter & Gamble Co. (The)	8,189,596
3,444	Ralcorp Holdings, Inc.*	213,735

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,703	Reynolds American, Inc.	$1,213,825
283,459	Rite Aid Corp.*	259,280
3,589	Ruddick Corp.	125,256
51,923	Safeway, Inc.	1,189,037
58,506	Sara Lee Corp.	838,391
28,217	Smithfield Foods, Inc.*	472,635
67,397	SUPERVALU, Inc.	727,214
47,789	Sysco Corp.	1,407,864
47,246	Tyson Foods, Inc., Class A	734,675
4,347	United Natural Foods, Inc.*	155,449
2,551	Universal Corp.	105,713
61,843	Walgreen Co.	2,095,241
187,252	Wal-Mart Stores, Inc.	10,143,441
1,269	Weis Markets, Inc.	49,440
9,306	Whole Foods Market, Inc.*	369,913
11,393	Winn-Dixie Stores, Inc.*	76,333
		80,815,255
	Energy—11.9%
5,695	Alon USA Energy, Inc.	32,291
4,775	Alpha Natural Resources, Inc.*	215,687
21,438	Anadarko Petroleum Corp.	1,319,938
13,718	Apache Corp.	1,385,792
9,119	Arch Coal, Inc.	224,236
24,119	Baker Hughes, Inc.	1,117,433
2,979	Cabot Oil & Gas Corp.	86,331
9,762	Cameron International Corp.*	427,088
42,229	Chesapeake Energy Corp.	916,369
189,481	Chevron Corp.	15,653,025
2,991	Cimarex Energy Co.	229,559
6,027	Complete Production Services, Inc.*	141,213
207,759	ConocoPhillips	12,340,885
6,705	CONSOL Energy, Inc.	246,476
11,115	Crosstex Energy, Inc.	90,143
12,437	Denbury Resources, Inc.*	211,678
22,479	Devon Energy Corp.	1,461,585
4,515	Diamond Offshore Drilling, Inc.	298,712
3,456	Dresser-Rand Group, Inc.*	118,264
51,596	El Paso Corp.	684,163
7,643	EOG Resources, Inc.	731,588
6,269	EQT Corp.	234,711
4,770	EXCO Resources, Inc.	70,739
7,002	Exterran Holdings, Inc.*	176,240
373,422	Exxon Mobil Corp.	24,821,360
3,160	FMC Technologies, Inc.*	227,836
6,798	Forest Oil Corp.*	208,903
11,842	Frontier Oil Corp.	156,907
33,797	General Maritime Corp.	129,780
41,410	Halliburton Co.	1,319,323
16,062	Helix Energy Solutions Group, Inc.*	203,827
5,381	Helmerich & Payne, Inc.	230,199

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
28,612	Hess Corp.	$1,803,414
4,914	Holly Corp.	160,835
10,403	Key Energy Services, Inc.*	102,470
7,108	Linn Energy LLC	248,638
102,845	Marathon Oil Corp.	3,658,197
7,341	Mariner Energy, Inc.*	182,938
4,367	Massey Energy Co.	183,720
9,955	McDermott International, Inc.*	153,606
15,769	Murphy Oil Corp.	1,027,508
28,410	Nabors Industries Ltd. (Bermuda)*	593,769
26,804	National Oilwell Varco, Inc.	1,440,983
6,296	Newfield Exploration Co.*	375,368
11,370	Noble Corp. (Switzerland)	392,606
6,110	Noble Energy, Inc.	497,843
33,749	Occidental Petroleum Corp.	2,653,684
1,961	Oceaneering International, Inc.*	121,327
3,542	Oil States International, Inc.*	181,067
3,844	Overseas Shipholding Group, Inc.	128,505
16,416	Patterson-UTI Energy, Inc.	318,635
8,338	Peabody Energy Corp.	441,080
4,158	Penn Virginia Corp.	61,622
9,634	Petrohawk Energy Corp.*	163,874
5,759	Pioneer Natural Resources Co.	401,978
7,315	Plains Exploration & Production Co.*	203,869
13,801	Pride International, Inc.*	418,446
9,074	QEP Resources, Inc.	299,714
2,869	Range Resources Corp.	107,272
9,527	Rowan Cos., Inc.*	313,438
56,605	Schlumberger Ltd.	3,956,123
1,938	SEACOR Holdings, Inc.*	183,626
7,258	Ship Finance International Ltd. (Bermuda)	145,958
3,240	SM Energy Co.	135,043
8,600	Southern Union Co.	216,118
5,152	Southwestern Energy Co.*	174,395
37,296	Spectra Energy Corp.	886,526
44,219	Sunoco, Inc.	1,656,886
6,229	Superior Energy Services, Inc.*	172,045
8,813	Teekay Corp. (Bahamas)	280,253
55,127	Tesoro Corp.	714,446
4,146	Tidewater, Inc.	191,255
16,168	Transocean Ltd.*	1,024,405
2,322	Ultra Petroleum Corp.*	95,550
4,053	Unit Corp.*	158,999
177,858	Valero Energy Corp.	3,192,551
46,503	Weatherford International Ltd. (Switzerland)*	781,715
29,842	Western Refining, Inc.*	198,449
2,480	Whiting Petroleum Corp.*	249,091
42,963	Williams Cos., Inc. (The)	924,564
11,770	World Fuel Services Corp.	332,267
		98,018,952

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—20.3%
29,373	ACE Ltd.	$1,745,344
2,619	Affiliated Managers Group, Inc.*	224,213
20,604	Aflac, Inc.	1,151,558
2,645	Alexandria Real Estate Equities, Inc. REIT	194,355
349	Alleghany Corp.*	104,868
4,926	Allied World Assurance Co. Holdings Ltd. (Bermuda)	281,816
69,997	Allstate Corp. (The)	2,134,209
11,093	AMB Property Corp. REIT	312,712
67,117	American Express Co.	2,782,671
5,574	American Financial Group, Inc.	170,453
189,440	American International Group, Inc.*	7,958,374
701	American National Insurance Co.	54,986
13,474	Ameriprise Financial, Inc.	696,471
52,645	Annaly Capital Management, Inc. REIT	932,343
17,414	Aon Corp.	692,207
20,552	Apartment Investment & Management Co., Class A REIT	479,067
3,374	Arch Capital Group Ltd.*	291,480
7,606	Arthur J. Gallagher & Co.	214,185
7,559	Aspen Insurance Holdings Ltd. (Bermuda)	214,449
20,004	Associated Banc-Corp.	253,451
13,779	Assurant, Inc.	544,822
11,501	Astoria Financial Corp.	142,842
4,319	AvalonBay Communities, Inc. REIT	459,153
10,826	Axis Capital Holdings Ltd. (Bermuda)	368,192
7,090	BancorpSouth, Inc.	93,517
1,083,401	Bank of America Corp.	12,394,107
3,536	Bank of Hawaii Corp.	152,720
72,502	Bank of New York Mellon Corp. (The)	1,816,900
61,051	BB&T Corp.	1,429,204
90,682	Berkshire Hathaway, Inc., Class B*	7,214,660
10,913	BioMed Realty Trust, Inc. REIT	200,254
3,197	BlackRock, Inc.	546,655
1,220	BOK Financial Corp.	56,401
8,810	Boston Properties, Inc. REIT	759,334
17,233	Brandywine Realty Trust REIT	206,279
4,556	BRE Properties, Inc. REIT	195,589
7,614	Brown & Brown, Inc.	169,716
5,380	Camden Property Trust REIT	266,794
59,359	Capital One Financial Corp.	2,212,310
53,725	CapitalSource, Inc.	328,260
19,444	CB Richard Ellis Group, Inc., Class A*	356,797
17,190	CBL & Associates Properties, Inc. REIT	269,539
45,542	Charles Schwab Corp. (The)	701,347
25,965	Chubb Corp. (The)	1,506,489
19,646	Cincinnati Financial Corp.	578,378
3,231,130	Citigroup, Inc.*	13,473,812
3,876	City National Corp.	199,885
3,227	CME Group, Inc.	934,701

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,841	CNA Financial Corp.*	$51,033
61,232	CNO Financial Group, Inc.*	333,102
14,305	Colonial Properties Trust REIT	256,489
18,636	Comerica, Inc.	666,796
5,077	Commerce Bancshares, Inc.	187,037
11,696	CommonWealth REIT	297,663
3,033	Corporate Office Properties Trust REIT	107,641
3,668	Cullen/Frost Bankers, Inc.	192,350
5,337	Delphi Financial Group, Inc., Class A	144,473
29,465	Developers Diversified Realty Corp. REIT	380,099
51,994	Discover Financial Services	917,694
6,787	Douglas Emmett, Inc. REIT	121,759
33,974	Duke Realty Corp. REIT	423,656
19,901	E*TRADE Financial Corp.*	284,584
9,463	East West Bancorp, Inc.	166,833
4,329	Eaton Vance Corp.	124,545
4,777	Endurance Specialty Holdings Ltd. (Bermuda)	197,768
19,128	Equity Residential REIT	930,195
2,614	Erie Indemnity Co., Class A	149,469
1,555	Essex Property Trust, Inc. REIT	175,653
4,579	Everest Re Group Ltd.	385,918
2,482	Federal Realty Investment Trust REIT	203,474
8,259	Federated Investors, Inc., Class B	205,732
54,454	Fidelity National Financial, Inc., Class A	729,139
96,587	Fifth Third Bancorp	1,213,133
11,652	First American Financial Corp.	163,594
407	First Citizens BancShares, Inc., Class A	76,019
28,695	First Horizon National Corp.*	289,533
21,371	First Industrial Realty Trust, Inc. REIT*	156,649
14,071	First Niagara Financial Group, Inc.	166,741
8,681	FirstMerit Corp.	149,140
75,201	Fortress Investment Group LLC, Class A*	330,884
6,265	Franklin Resources, Inc.	718,595
19,169	Fulton Financial Corp.	179,038
53,381	Genworth Financial, Inc., Class A*	605,341
27,360	Goldman Sachs Group, Inc. (The)	4,403,592
3,351	Hanover Insurance Group, Inc. (The)	151,633
84,823	Hartford Financial Services Group, Inc. (The)	2,034,056
7,383	HCC Insurance Holdings, Inc.	195,502
15,836	HCP, Inc. REIT	570,254
4,989	Health Care, Inc. REIT	254,938
4,988	Highwoods Properties, Inc. REIT	165,252
2,681	Home Properties, Inc. REIT	145,980
13,875	Hospitality Properties Trust REIT	316,489
48,010	Host Hotels & Resorts, Inc. REIT	762,879
32,017	Hudson City Bancorp, Inc.	372,998
83,376	Huntington Bancshares, Inc.	472,742
11,284	Interactive Brokers Group, Inc., Class A*	211,236
1,535	IntercontinentalExchange, Inc.*	176,325
4,248	International Bancshares Corp.	72,768
17,694	Invesco Ltd.(~)	406,962

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
51,447	iStar Financial, Inc. REIT*	$235,113
10,790	Janus Capital Group, Inc.	113,942
4,509	Jefferies Group, Inc.	107,900
2,198	Jones Lang LaSalle, Inc.	171,576
318,031	JPMorgan Chase & Co.	11,967,507
122,712	KeyCorp	1,005,011
27,636	Kimco Realty Corp. REIT	476,168
15,106	Legg Mason, Inc.	468,739
4,541	Leucadia National Corp.	115,432
22,728	Lexington Realty Trust REIT	176,824
9,104	Liberty Property Trust REIT	304,620
37,208	Lincoln National Corp.	910,852
33,008	Loews Corp.	1,303,156
8,549	M&T Bank Corp.	639,038
9,175	Macerich Co. (The) REIT	409,297
7,059	Mack-Cali Realty Corp. REIT	237,041
605	Markel Corp.*	202,687
37,243	Marsh & McLennan Cos., Inc.	930,330
90,461	Marshall & Ilsley Corp.	534,625
25,295	MBIA, Inc.*	283,557
2,863	Mercury General Corp.	121,620
85,315	MetLife, Inc.	3,440,754
29,570	MF Global Holdings Ltd.*	231,533
21,924	MFA Financial, Inc. REIT	173,419
9,268	Montpelier Re Holdings Ltd. (Bermuda)	169,790
6,660	Moody's Corp.	180,220
141,006	Morgan Stanley	3,506,819
4,360	MSCI, Inc., Class A*	156,306
18,475	NASDAQ OMX Group, Inc. (The)*	388,345
5,076	National Retail Properties, Inc. REIT	137,560
4,532	Nationwide Health Properties, Inc. REIT	185,042
35,817	New York Community Bancorp, Inc.	606,382
11,575	Northern Trust Corp.	574,467
19,611	NYSE Euronext	600,881
31,775	Old Republic International Corp.	419,430
5,807	PartnerRe Ltd.	460,611
14,924	Pennsylvania REIT	212,965
19,956	People's United Financial, Inc.	245,658
12,979	PHH Corp.*	250,105
44,686	Phoenix Cos., Inc. (The)*	93,841
3,228	Platinum Underwriters Holdings Ltd. (Bermuda)	138,965
10,819	Plum Creek Timber Co., Inc. REIT	398,572
33,663	PNC Financial Services Group, Inc.	1,814,436
298,553	Popular, Inc.*	815,050
24,046	Principal Financial Group, Inc.	645,395
2,004	ProAssurance Corp.*	115,210
52,203	Progressive Corp. (The)	1,104,615
54,915	ProLogis REIT	749,590
13,069	Protective Life Corp.	313,264
35,918	Prudential Financial, Inc.	1,888,568

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,788	Public Storage REIT	$475,065
7,770	Raymond James Financial, Inc.	219,269
5,793	Rayonier, Inc. REIT	302,395
4,427	Realty Income Corp. REIT	151,758
11,175	Redwood Trust, Inc. REIT	158,461
5,077	Regency Centers Corp. REIT	214,148
209,415	Regions Financial Corp.	1,319,314
6,627	Reinsurance Group of America, Inc.	331,814
4,337	RenaissanceRe Holdings Ltd. (Bermuda)	261,348
5,601	SEI Investments Co.	124,062
6,533	Selective Insurance Group, Inc.	110,538
5,425	Senior Housing Properties Trust REIT	129,603
11,461	Simon Property Group, Inc. REIT	1,100,485
5,137	SL Green Realty Corp. REIT	337,604
50,766	SLM Corp.*	604,115
3,852	StanCorp Financial Group, Inc.	165,251
26,675	State Street Corp.	1,113,948
1,039	Student Loan Corp. (The)	30,983
70,893	SunTrust Banks, Inc.	1,773,743
22,353	Susquehanna Bancshares, Inc.	176,589
2,375	SVB Financial Group*	102,933
167,752	Synovus Financial Corp.	362,344
7,750	T. Rowe Price Group, Inc.	428,342
13,343	TCF Financial Corp.	175,594
19,012	TD Ameritrade Holding Corp.*	324,915
7,687	Torchmark Corp.	440,311
5,772	Transatlantic Holdings, Inc.	303,607
57,818	Travelers Cos., Inc. (The)	3,191,554
5,427	Trustmark Corp.	119,882
161,045	U.S. Bancorp	3,894,068
15,057	UDR, Inc. REIT	338,481
8,621	Unitrin, Inc.	209,490
33,244	Unum Group	745,330
13,916	Valley National Bancorp	185,639
5,329	Ventas, Inc. REIT	285,421
10,474	Vornado Realty Trust REIT	915,323
12,849	W.R. Berkley Corp.	353,604
7,730	Washington Federal, Inc.	116,182
9,276	Webster Financial Corp.	158,805
9,714	Weingarten Realty Investors REIT	234,399
389,132	Wells Fargo & Co.	10,148,563
55	Wesco Financial Corp.	19,987
57,738	Weyerhaeuser Co.	936,510
781	White Mountains Insurance Group Ltd.	249,295
11,025	Whitney Holding Corp.	91,287
10,295	Willis Group Holdings PLC (Ireland)	327,381
9,386	Wilmington Trust Corp.	66,734
37,365	XL Group PLC (Ireland)	790,270
24,501	Zions Bancorp	506,191
		166,719,007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—9.1%
59,593	Abbott Laboratories	$3,058,313
33,093	Aetna, Inc.	988,157
1,616	Alcon, Inc. (Switzerland)	271,036
3,829	Alere, Inc.*	113,147
6,336	Allergan, Inc.	458,790
5,453	AMERIGROUP Corp.*	227,554
53,303	AmerisourceBergen Corp.	1,749,404
41,086	Amgen, Inc.*	2,349,708
17,407	Baxter International, Inc.	886,016
2,840	Beckman Coulter, Inc.	151,202
8,759	Becton, Dickinson and Co.	661,480
11,047	Biogen Idec, Inc.*	692,757
923	Bio-Rad Laboratories, Inc., Class A*	83,642
134,895	Boston Scientific Corp.*	860,630
124,735	Bristol-Myers Squibb Co.	3,355,372
5,730	Brookdale Senior Living, Inc.*	107,609
2,520	C.R. Bard, Inc.	209,462
68,646	Cardinal Health, Inc.	2,381,330
15,005	CareFusion Corp.*	362,221
3,753	Celgene Corp.*	232,949
6,516	Centene Corp.*	145,437
3,182	Cephalon, Inc.*	211,412
1,901	Cerner Corp.*	166,965
3,485	Charles River Laboratories International, Inc.*	114,203
20,168	CIGNA Corp.	709,712
10,091	Community Health Systems, Inc.*	303,537
2,581	Covance, Inc.*	121,281
24,264	Coventry Health Care, Inc.*	568,263
17,171	Covidien PLC (Ireland)	684,608
5,993	DaVita, Inc.*	429,998
4,970	DENTSPLY International, Inc.	156,008
2,530	Edwards Lifesciences Corp.*	161,692
83,974	Eli Lilly & Co.	2,955,885
3,443	Emergency Medical Services Corp., Class A*	187,230
6,318	Endo Pharmaceuticals Holdings, Inc.*	232,123
14,125	Express Scripts, Inc.*	685,345
12,884	Forest Laboratories, Inc.*	425,816
554	Furiex Pharmaceuticals, Inc.*	6,377
9,098	Genzyme Corp.*	656,239
13,845	Gilead Sciences, Inc.*	549,231
24,062	Health Management Associates, Inc., Class A*	192,737
21,892	Health Net, Inc.*	588,676
4,422	Healthspring, Inc.*	129,078
4,943	Henry Schein, Inc.*	277,549
5,178	Hill-Rom Holdings, Inc.	200,648
12,042	Hologic, Inc.*	192,913
5,684	Hospira, Inc.*	338,084
22,786	Humana, Inc.*	1,328,196

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
361	Intuitive Surgical, Inc.*	$94,925
120,869	Johnson & Johnson	7,695,729
7,878	Kindred Healthcare, Inc.*	108,086
3,915	Kinetic Concepts, Inc.*	148,887
24,231	King Pharmaceuticals, Inc.*	342,626
4,639	Laboratory Corp. of America Holdings*	377,243
5,661	Life Technologies Corp.*	284,069
6,000	LifePoint Hospitals, Inc.*	203,520
7,011	Lincare Holdings, Inc.	183,828
2,894	Magellan Health Services, Inc.*	138,912
38,115	McKesson Corp.	2,514,828
24,545	Medco Health Solutions, Inc.*	1,289,349
2,122	MEDNAX, Inc.*	125,644
40,503	Medtronic, Inc.	1,426,111
132,081	Merck & Co., Inc.	4,791,899
1,221	Mettler-Toledo International, Inc.*	159,414
7,259	Mylan, Inc.	147,503
11,154	Omnicare, Inc.	269,035
6,613	Owens & Minor, Inc.	188,338
6,022	Patterson Cos., Inc.	166,508
6,240	PerkinElmer, Inc.	146,328
674,363	Pfizer, Inc.	11,733,916
6,399	Pharmaceutical Product Development, Inc.	165,158
8,329	Quest Diagnostics, Inc.	409,287
10,436	St. Jude Medical, Inc.*	399,699
8,283	Stryker Corp.	409,926
2,568	Teleflex, Inc.	143,166
62,604	Tenet Healthcare Corp.*	272,953
21,835	Thermo Fisher Scientific, Inc.*	1,122,756
86,413	UnitedHealth Group, Inc.	3,115,189
6,722	Universal American Financial Corp.	108,090
6,672	Universal Health Services, Inc., Class B	275,353
3,406	Varian Medical Systems, Inc.*	215,327
1,819	Warner Chilcott PLC, Class A (Ireland)	43,729
2,215	Waters Corp.*	164,198
5,383	Watson Pharmaceuticals, Inc.*	251,117
2,889	WellCare Health Plans, Inc.*	80,256
49,141	WellPoint, Inc.*	2,670,322
10,425	Zimmer Holdings, Inc.*	494,562
		74,797,808
	Industrials—11.7%
32,841	3M Co.	2,765,869
2,277	A.O. Smith Corp.	127,580
4,113	ABM Industries, Inc.	92,748
2,809	Acuity Brands, Inc.	140,647
8,161	Aecom Technology Corp.*	216,185
12,675	AerCap Holdings NV (Netherlands)*	163,634
10,187	AGCO Corp.*	432,642
4,875	Alaska Air Group, Inc.*	257,400
14,575	Albany International Corp., Class A	297,330

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	Alexander & Baldwin, Inc.	$137,720
2,449	Alliant Techsystems, Inc.*	186,712
2,014	Amerco, Inc.*	165,792
4,038	AMETEK, Inc.	218,254
71,420	AMR Corp.*	562,790
1,778	Armstrong World Industries, Inc.*	74,231
11,590	ArvinMeritor, Inc.*	192,162
11,609	Avery Dennison Corp.	421,987
41,252	Avis Budget Group, Inc.*	478,936
4,988	Babcock & Wilcox Co.*	113,826
5,527	BE Aerospace, Inc.*	203,172
42,973	Boeing Co. (The)	3,035,613
6,950	Briggs & Stratton Corp.	122,320
4,136	Brink's Co. (The)	97,610
6,134	C.H. Robinson Worldwide, Inc.	432,324
4,346	Carlisle Cos., Inc.	152,414
42,378	Caterpillar, Inc.*	3,330,911
11,110	Cintas Corp.	305,192
5,692	Con-way, Inc.	187,893
8,854	Cooper Industries PLC, Class A (Ireland)	464,127
7,038	Corrections Corp. of America*	180,665
7,569	Covanta Holding Corp.	119,439
4,410	Crane Co.	168,727
24,603	CSX Corp.	1,511,854
9,836	Cummins, Inc.	866,552
22,116	Danaher Corp.	958,950
21,800	Deere & Co.	1,674,240
28,503	Delta Air Lines, Inc.*	395,907
6,311	Deluxe Corp.	128,997
6,046	Dollar Thrifty Automotive Group, Inc.*	280,534
2,616	Donaldson Co., Inc.	127,452
11,082	Dover Corp.	588,454
1,536	Dun & Bradstreet Corp. (The)	114,294
12,399	Eaton Corp.	1,101,403
9,395	EMCOR Group, Inc.*	242,861
37,620	Emerson Electric Co.	2,065,338
6,115	Equifax, Inc.	202,590
2,646	Esterline Technologies Corp.*	159,924
5,951	Expeditors International of Washington, Inc.	293,741
4,103	Fastenal Co.	211,222
20,456	FedEx Corp.	1,794,400
1,653	Flowserve Corp.	165,300
11,939	Fluor Corp.	575,340
7,269	Foster Wheeler AG (Switzerland)*	170,240
2,923	Gardner Denver, Inc.	169,008
6,054	GATX Corp.	191,670
7,198	General Cable Corp.*	201,112
23,089	General Dynamics Corp.	1,572,823
1,128,925	General Electric Co.	18,085,378
6,422	Goodrich Corp.	527,054
4,128	Granite Construction, Inc.	99,815

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,576	Harsco Corp.	$175,612
90,782	Hertz Global Holdings, Inc.*	1,027,652
4,531	HNI Corp.	111,734
50,577	Honeywell International, Inc.	2,382,682
4,103	Hubbell, Inc., Class B	221,644
2,934	IDEX Corp.	105,859
27,404	Illinois Tool Works, Inc.	1,252,363
22,508	Ingersoll-Rand PLC (Ireland)	884,789
9,178	Iron Mountain, Inc.	199,989
10,415	ITT Corp.	491,484
3,885	J.B. Hunt Transport Services, Inc.	139,705
10,909	Jacobs Engineering Group, Inc.*	421,196
26,706	JetBlue Airways Corp.*	186,408
3,722	Joy Global, Inc.	264,076
6,195	Kansas City Southern*	271,465
14,618	KBR, Inc.	371,297
9,015	Kelly Services, Inc., Class A*	133,873
5,587	Kennametal, Inc.	190,740
8,144	L-3 Communications Holdings, Inc.	587,915
3,366	Lennox International, Inc.	138,040
2,647	Lincoln Electric Holdings, Inc.	158,185
24,832	Lockheed Martin Corp.	1,770,273
12,186	Manitowoc Co., Inc. (The)	135,752
11,389	Manpower, Inc.	623,320
56,440	Masco Corp.	601,650
3,485	Moog, Inc., Class A*	131,036
2,878	MSC Industrial Direct Co., Class A	163,873
10,203	Navistar International Corp.*	491,581
27,231	Norfolk Southern Corp.	1,674,434
28,431	Northrop Grumman Corp.	1,797,123
5,014	Oshkosh Corp.*	147,963
11,241	Owens Corning*	303,957
28,442	PACCAR, Inc.	1,457,937
4,337	Pall Corp.	185,060
9,773	Parker Hannifin Corp.	748,123
6,889	Pentair, Inc.	225,477
19,449	Pitney Bowes, Inc.	426,711
3,514	Precision Castparts Corp.	479,942
11,110	Quanta Services, Inc.*	218,423
30,032	R.R. Donnelley & Sons Co.	554,090
23,636	Raytheon Co.	1,089,147
2,056	Regal-Beloit Corp.	118,652
16,437	Republic Services, Inc.	489,987
7,264	Robert Half International, Inc.	196,927
6,697	Rockwell Automation, Inc.	417,692
5,608	Rockwell Collins, Inc.	339,340
3,436	Roper Industries, Inc.	238,561
5,788	RSC Holdings, Inc.*	46,767
9,717	Ryder System, Inc.	425,119
36	Seaboard Corp.	66,746
7,062	Shaw Group, Inc. (The)*	215,815

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,927	SkyWest, Inc.	$150,493
4,356	Snap-On, Inc.	222,156
40,547	Southwest Airlines Co.	557,927
10,110	Spirit Aerosystems Holdings, Inc., Class A*	218,780
4,363	SPX Corp.	292,583
25,216	Steelcase, Inc., Class A	212,067
19,549	Terex Corp.*	438,875
31,112	Textron, Inc.	647,752
4,403	Thomas & Betts Corp.*	191,751
9,406	Timken Co. (The)	389,597
1,269	TransDigm Group, Inc.*	84,097
11,014	Trinity Industries, Inc.	250,348
5,931	Tutor Perini Corp.*	137,658
51,514	Tyco International Ltd. (Switzerland)	1,971,956
24,813	Union Pacific Corp.	2,175,604
41,345	United Continental Holdings, Inc.*	1,200,659
53,474	United Parcel Service, Inc., Class B	3,600,939
39,585	United Rentals, Inc.*	743,802
3,127	United Stationers, Inc.*	175,737
49,164	United Technologies Corp.	3,675,992
7,411	URS Corp.*	288,510
9,888	US Airways Group, Inc.*	116,580
13,321	USG Corp.*	168,910
7,690	UTi Worldwide, Inc. (British Virgin Islands)	147,802
3,586	W.W. Grainger, Inc.	444,772
4,561	Waste Connections, Inc.	185,815
35,449	Waste Management, Inc.	1,266,238
4,397	Werner Enterprises, Inc.	93,744
8,016	WESCO International, Inc.*	343,245
		96,215,880
	Information Technology—10.9%
25,119	Accenture PLC, Class A (Ireland)	1,123,071
21,542	Activision Blizzard, Inc.	247,087
10,830	Adobe Systems, Inc.*	304,865
32,510	Advanced Micro Devices, Inc.*	238,298
10,490	Agilent Technologies, Inc.*	365,052
5,623	Akamai Technologies, Inc.*	290,540
2,457	Alliance Data Systems Corp.*	149,189
5,085	Altera Corp.	158,703
10,004	Amdocs Ltd. (Guernsey)*	306,923
20,578	Amkor Technology, Inc.*	148,367
4,364	Amphenol Corp., Class A	218,767
12,388	Analog Devices, Inc.	417,104
4,764	Anixter International, Inc.	255,779
21,933	AOL, Inc.*	585,172
14,977	Apple, Inc.*	4,506,130
64,808	Applied Materials, Inc.	801,027
21,386	Arrow Electronics, Inc.*	633,239
4,668	Autodesk, Inc.*	168,888
22,328	Automatic Data Processing, Inc.	991,810

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,043	Avnet, Inc.*	$656,441
4,055	AVX Corp.	58,149
6,743	Benchmark Electronics, Inc.*	110,788
4,145	BMC Software, Inc.*	188,432
14,060	Brightpoint, Inc.*	105,309
10,859	Broadcom Corp., Class A	442,396
5,969	Broadridge Financial Solutions, Inc.	131,318
24,588	Brocade Communications Systems, Inc.*	155,396
13,460	CA, Inc.	312,407
2,570	CACI International, Inc., Class A*	128,808
5,367	Check Point Software Technologies Ltd. (Israel)*	229,439
159,375	Cisco Systems, Inc.*	3,638,531
4,080	Citrix Systems, Inc.*	261,406
4,982	Cognizant Technology Solutions Corp., Class A*	324,777
5,440	CommScope, Inc.*	172,230
18,943	Computer Sciences Corp.	929,154
13,737	Convergys Corp.*	155,503
13,035	CoreLogic, Inc.*	229,025
51,830	Corning, Inc.	947,452
175,983	Dell, Inc.*	2,530,636
5,169	Diebold, Inc.	158,430
2,111	Dolby Laboratories, Inc., Class A*	130,206
3,784	DST Systems, Inc.	163,734
57,867	eBay, Inc.*	1,725,015
6,039	EchoStar Corp., Class A*	128,027
15,900	Electronic Arts, Inc.*	252,015
79,921	EMC Corp.*	1,679,140
8,475	Fairchild Semiconductor International, Inc.*	95,513
20,253	Fidelity National Information Services, Inc.	548,856
719	First Solar, Inc.*	98,992
8,156	Fiserv, Inc.*	444,665
113,809	Flextronics International Ltd. (Singapore)*	814,872
4,113	FLIR Systems, Inc.*	114,506
4,501	Google, Inc., Class A*	2,759,068
5,955	Harris Corp.	269,106
100,810	Hewlett-Packard Co.	4,240,069
10,229	IAC/InterActiveCorp.*	285,389
40,287	Ingram Micro, Inc., Class A*	711,468
11,724	Insight Enterprises, Inc.*	177,267
303,557	Intel Corp.	6,092,389
47,903	International Business Machines Corp.	6,878,871
11,702	Intuit, Inc.*	561,696
23,204	Jabil Circuit, Inc.	355,949
15,375	Juniper Networks, Inc.*	497,996
8,008	KLA-Tencor Corp.	286,046
5,296	Lam Research Corp.*	242,504
7,547	Lexmark International, Inc., Class A*	287,012
7,344	Linear Technology Corp.	236,697
30,685	LSI Corp.*	160,789

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,079	Marvell Technology Group Ltd. (Bermuda)*	$291,175
2,275	MasterCard, Inc., Class A	546,137
18,008	Maxim Integrated Products, Inc.	390,053
3,569	McAfee, Inc.*	168,814
20,758	MEMC Electronic Materials, Inc.*	266,118
8,839	Microchip Technology, Inc.	284,439
67,704	Micron Technology, Inc.*	559,912
461,907	Microsoft Corp.	12,305,202
5,035	Molex, Inc.	102,211
5,408	Molex, Inc., Class A	92,315
7,983	Monster Worldwide, Inc.*	144,173
233,769	Motorola, Inc.*	1,905,217
12,446	National Semiconductor Corp.	170,510
17,190	NCR Corp.*	235,847
7,006	NetApp, Inc.*	373,070
5,162	Novellus Systems, Inc.*	150,782
6,182	Nuance Communications, Inc.*	97,119
15,745	NVIDIA Corp.*	189,412
16,946	ON Semiconductor Corp.*	129,976
90,377	Oracle Corp.	2,657,084
14,446	Paychex, Inc.	400,154
52,119	QUALCOMM, Inc.	2,352,130
20,896	SAIC, Inc.*	324,724
10,655	SanDisk Corp.*	400,415
17,460	Sanmina-SCI Corp.*	230,123
27,151	Seagate Technology PLC (Ireland)*	397,762
39,295	Symantec Corp.*	635,793
2,447	SYNNEX Corp.*	71,061
6,652	Synopsys, Inc.*	170,158
15,141	Tech Data Corp.*	650,912
24,028	Tellabs, Inc.	163,871
4,524	Teradata Corp.*	178,065
62,466	Texas Instruments, Inc.	1,847,120
18,457	Total System Services, Inc.	288,114
4,158	Trimble Navigation Ltd.*	149,023
30,613	Tyco Electronics Ltd. (Switzerland)	969,820
4,113	Unisys Corp.*	94,805
5,787	VeriSign, Inc.*	201,098
14,305	Visa, Inc., Class A	1,118,222
18,474	Vishay Intertechnology, Inc.*	208,756
1,312	Vishay Precision Group, Inc.*	22,304
3,271	VMware, Inc., Class A*	250,101
10,660	Western Digital Corp.*	341,333
23,892	Western Union Co. (The)	420,499
91,834	Xerox Corp.	1,074,458
9,127	Xilinx, Inc.	244,695
59,302	Yahoo!, Inc.*	979,076
		89,258,053

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—3.9%
11,763	Air Products & Chemicals, Inc.	$999,502
2,284	Airgas, Inc.	162,004
10,096	AK Steel Holding Corp.	127,109
2,940	Albemarle Corp.	147,382
126,421	Alcoa, Inc.	1,659,908
6,513	Allegheny Technologies, Inc.	343,170
3,546	AptarGroup, Inc.	159,144
10,151	Ashland, Inc.	524,096
5,826	Ball Corp.	374,961
8,566	Bemis Co., Inc.	272,056
5,315	Cabot Corp.	180,816
8,657	Celanese Corp., Series A	308,622
7,806	Century Aluminum Co.*	105,537
2,207	CF Industries Holdings, Inc.	270,424
3,130	Cliffs Natural Resources, Inc.	204,076
18,075	Commercial Metals Co.	250,881
12,272	Crown Holdings, Inc.*	395,036
3,857	Cytec Industries, Inc.	190,999
5,326	Domtar Corp.	422,671
114,230	Dow Chemical Co. (The)	3,521,711
66,887	E.I. du Pont de Nemours & Co.	3,162,417
6,270	Eastman Chemical Co.	492,634
8,600	Ecolab, Inc.	424,152
2,927	FMC Corp.	213,964
21,686	Freeport-McMoRan Copper & Gold, Inc.	2,053,230
12,496	Graphic Packaging Holding Co.*	45,735
3,071	Greif, Inc., Class A	180,391
21,795	Huntsman Corp.	301,861
4,145	International Flavors & Fragrances, Inc.	207,913
56,935	International Paper Co.	1,439,317
15,835	Louisiana-Pacific Corp.*	122,563
3,693	Lubrizol Corp. (The)	378,496
2,289	Martin Marietta Materials, Inc.	184,219
19,149	MeadWestvaco Corp.	492,704
14,925	Monsanto Co.	886,844
4,306	Mosaic Co. (The)	315,027
7,521	Nalco Holding Co.	211,942
15,423	Newmont Mining Corp.	938,798
30,370	Nucor Corp.	1,160,741
7,493	Olin Corp.	149,785
15,260	Owens-Illinois, Inc.*	427,738
5,751	Packaging Corp. of America	140,497
8,854	Pactiv Corp.*	293,776
12,612	PPG Industries, Inc.	967,340
12,122	Praxair, Inc.	1,107,223
6,291	Reliance Steel & Aluminum Co.	263,278
2,142	Rock-Tenn Co., Class A	121,773
5,726	Rockwood Holdings, Inc.*	194,226
10,819	RPM International, Inc.	224,061
4,162	Scotts Miracle-Gro Co. (The), Class A	222,251

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,905	Sealed Air Corp.	$298,751
6,374	Sherwin-Williams Co. (The)	465,111
4,207	Sigma-Aldrich Corp.	266,808
3,706	Silgan Holdings, Inc.	125,077
8,605	Sonoco Products Co.	288,267
15,196	Southern Copper Corp.	650,389
16,614	Steel Dynamics, Inc.	241,235
20,978	Temple-Inland, Inc.	434,664
13,363	United States Steel Corp.	571,803
6,964	Valspar Corp. (The)	223,544
9,813	Vulcan Materials Co.	358,273
3,852	W.R. Grace & Co.*	123,495
1,987	Westlake Chemical Corp.	63,505
9,222	Worthington Industries, Inc.	142,019
		32,197,942
	Telecommunication Services—5.0%
5,920	American Tower Corp., Class A*	305,531
666,182	AT&T, Inc.	18,986,187
8,980	CenturyLink, Inc.	371,592
6,609	Crown Castle International Corp.*	284,980
67,216	Frontier Communications Corp.	590,156
7,865	Leap Wireless International, Inc.*	89,740
139,084	Level 3 Communications, Inc.*	134,592
23,135	MetroPCS Communications, Inc.*	240,835
3,129	Millicom International Cellular SA (Luxembourg)	296,003
6,766	NII Holdings, Inc.*	282,886
164,506	Qwest Communications International, Inc.	1,085,740
733,042	Sprint Nextel Corp.*	3,020,133
11,982	Telephone & Data Systems, Inc.	417,333
8,369	tw telecom, inc.*	153,990
7,356	United States Cellular Corp.*	341,760
417,110	Verizon Communications, Inc.	13,543,562
38,983	Windstream Corp.	493,525
		40,638,545
	Utilities—5.9%
143,925	AES Corp. (The)*	1,718,465
7,400	AGL Resources, Inc.	290,524
16,830	Allegheny Energy, Inc.	390,456
11,068	Alliant Energy Corp.	404,314
40,214	Ameren Corp.	1,165,402
43,919	American Electric Power Co., Inc.	1,644,327
11,039	American Water Works Co., Inc.	263,611
7,029	Aqua America, Inc.	151,334
12,365	Atmos Energy Corp.	364,149
5,490	Avista Corp.	119,902
4,031	Black Hills Corp.	128,347
30,224	Calpine Corp.*	377,800
46,148	CenterPoint Energy, Inc.	764,211
4,464	Cleco Corp.	139,589

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,338	CMS Energy Corp.	$410,572
29,279	Consolidated Edison, Inc.	1,455,752
24,436	Constellation Energy Group, Inc.	738,945
47,873	Dominion Resources, Inc.	2,080,561
6,730	DPL, Inc.	175,653
19,699	DTE Energy Co.	921,125
145,343	Duke Energy Corp.	2,646,696
54,769	Dynegy, Inc., Class A*	254,128
37,323	Edison International	1,377,219
4,100	Energen Corp.	183,024
15,590	Entergy Corp.	1,161,923
60,521	Exelon Corp.	2,470,467
43,206	FirstEnergy Corp.	1,569,242
16,008	Great Plains Energy, Inc.	304,632
10,882	Hawaiian Electric Industries, Inc.	245,280
4,529	IDACORP, Inc.	166,667
9,771	Integrys Energy Group, Inc.	519,720
16,671	MDU Resources Group, Inc.	332,253
30,622	Mirant Corp.*	324,899
4,768	National Fuel Gas Co.	263,098
3,908	New Jersey Resources Corp.	158,235
36,497	NextEra Energy, Inc.	2,008,795
4,829	Nicor, Inc.	230,005
44,551	NiSource, Inc.	771,178
15,717	Northeast Utilities	491,628
4,419	NorthWestern Corp.	131,554
33,053	NRG Energy, Inc.*	658,085
9,792	NSTAR	408,424
23,485	NV Energy, Inc.	320,805
8,586	OGE Energy Corp.	379,158
11,637	ONEOK, Inc.	579,755
35,133	Pepco Holdings, Inc.	676,662
40,697	PG&E Corp.	1,946,131
6,072	Piedmont Natural Gas Co., Inc.	179,063
15,069	Pinnacle West Capital Corp.	620,240
13,722	PNM Resources, Inc.	161,782
9,513	Portland General Electric Co.	198,822
47,099	PPL Corp.	1,266,963
33,524	Progress Energy, Inc.	1,508,580
43,350	Public Service Enterprise Group, Inc.	1,402,373
9,074	Questar Corp.	153,986
117,375	RRI Energy, Inc.*	441,330
13,645	SCANA Corp.	557,262
19,294	Sempra Energy	1,031,843
77,508	Southern Co.	2,935,228
4,831	Southwest Gas Corp.	167,926
22,111	TECO Energy, Inc.	388,932
11,951	UGI Corp.	359,606
4,883	Unisource Energy Corp.	171,247
8,813	Vectren Corp.	241,300
13,071	Westar Energy, Inc.	330,696

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,350	WGL Holdings, Inc.	$206,243
8,260	Wisconsin Energy Corp.	491,800
47,940	Xcel Energy, Inc.	1,143,848
		48,243,772
	Total Investments (Cost $823,612,716)—100.0%	821,408,079
	Other assets less liabilities—0.0%	128,870
	Net Assets—100.0%	$821,536,949

Investment Abbreviations:

REIT  Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated company. The Fund's Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Financials	21.4
Industrials	19.3
Information Technology	17.3
Consumer Discretionary	17.3
Health Care	6.5
Energy	5.9
Materials	5.8
Consumer Staples	3.1
Utilities	2.0
Telecommunication Services	1.4
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Consumer Discretionary—17.3%
73,556	1-800-FLOWERS.COM, Inc., Class A*	$132,401
11,197	99 Cents Only Stores*	172,658
10,719	Aeropostale, Inc.*	261,329
18,528	AFC Enterprises, Inc.*	235,491
12,851	AH Belo Corp., Class A*	93,427
5,271	Alloy, Inc.*	51,392
7,267	Ambassadors Group, Inc.	80,591
1,046	Amcon Distributing Co.	72,331
13,647	American Apparel, Inc.*	13,238
20,309	American Axle & Manufacturing Holdings, Inc.*	187,249
21,932	American Greetings Corp., Class A	424,823
2,722	America's Car-Mart, Inc.*	72,596
9,391	Ameristar Casinos, Inc.	167,911
5,051	Arbitron, Inc.	127,891
12,202	Arctic Cat, Inc.*	162,409
17,121	Audiovox Corp., Class A*	110,944
6,828	Bally Technologies, Inc.*	246,354
11,451	Bebe Stores, Inc.	75,119
59,619	Belo Corp., Class A*	345,194
5,218	Benihana, Inc.*	43,701
11,767	Benihana, Inc., Class A*	99,196
10,104	Big 5 Sporting Goods Corp.	136,606
398	Biglari Holdings, Inc.*	132,689
4,502	BJ's Restaurants, Inc.*	149,241
860	Blue Nile, Inc.*	36,636
7,395	Blyth, Inc.	296,687
13,592	Bob Evans Farms, Inc.	390,090
27,349	Bon-Ton Stores, Inc. (The)*	313,967
13,793	Books-A-Million, Inc.	87,586

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
217,121	Borders Group, Inc.*	$264,888
12,630	Brookfield Homes Corp.*	105,334
27,236	Brown Shoe Co., Inc.	320,023
5,960	Buckle, Inc. (The)	173,376
1,693	Buffalo Wild Wings, Inc.*	79,622
20,701	Build-A-Bear Workshop, Inc.*	145,528
14,889	Cache, Inc.*	74,296
9,365	California Pizza Kitchen, Inc.*	154,616
38,130	Callaway Golf Co.	262,334
670	Capella Education Co.*	36,736
9,985	Carmike Cinemas, Inc.*	79,980
12,070	Carrols Restaurant Group, Inc.*	81,593
6,078	Carter's, Inc.*	151,342
28,591	Casual Male Retail Group, Inc.*	126,086
11,368	Cato Corp. (The), Class A	300,684
1,690	Cavco Industries, Inc.*	53,556
6,874	CEC Entertainment, Inc.*	228,217
15,275	Cheesecake Factory, Inc. (The)*	444,808
4,272	Cherokee, Inc.	78,947
11,213	Children's Place Retail Stores, Inc. (The)*	494,045
3,656	Chipotle Mexican Grill, Inc.*	768,528
9,145	Choice Hotels International, Inc.	347,784
19,226	Christopher & Banks Corp.	114,587
1,638	Churchill Downs, Inc.	59,345
8,181	Cinemark Holdings, Inc.	143,577
2,541	Citi Trends, Inc.*	53,310
18,481	CKX, Inc.*	75,402
7,660	Coinstar, Inc.*	441,063
31,807	Coldwater Creek, Inc.*	107,190
3,683	Columbia Sportswear Co.	192,437
34,726	Conn's, Inc.*	152,794

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,573	Cooper Tire & Rubber Co.	$521,097
19,506	Corinthian Colleges, Inc.*	101,821
5,923	CPI Corp.	146,061
10,087	Cracker Barrel Old Country Store, Inc.	543,588
21,425	Crocs, Inc.*	298,450
4,705	CSS Industries, Inc.	78,715
5,163	CTC Media, Inc.	121,847
4,683	Deckers Outdoor Corp.*	272,082
56,208	Denny's Corp.*	181,552
4,737	Destination Maternity Corp.*	173,043
5,462	DeVry, Inc.	261,411
7,226	DineEquity, Inc.*	321,196
4,273	Dorman Products, Inc.*	155,922
20,029	Dover Downs Gaming & Entertainment, Inc.	69,701
17,690	Dress Barn, Inc. (The)*	405,809
5,750	Drew Industries, Inc.*	121,152
14,907	drugstore.com, Inc.*	23,851
11,769	DSW, Inc., Class A*	391,555
2,447	Einstein Noah Restaurant Group, Inc.*	27,064
27,860	Entercom Communications Corp., Class A*	232,631
48,660	Entravision Communications Corp., Class A*	103,159
17,893	Ethan Allen Interiors, Inc.	271,437
20,507	Finish Line, Inc. (The), Class A	313,757
4,140	Fisher Communications, Inc.*	75,679
6,198	Fossil, Inc.*	365,620
25,068	Fred's, Inc., Class A	300,315
2,151	Fuel Systems Solutions, Inc.*	88,148
56,425	Furniture Brands International, Inc.*	282,689
18,749	Gaylord Entertainment Co.*	625,092
15,036	Genesco, Inc.*	492,579
23,521	Gentex Corp.	469,950
5,155	G-III Apparel Group Ltd.*	136,092
4,209	Global Sources Ltd. (Bermuda)*	32,157
107,341	Gray Television, Inc.*	209,315
28,820	Great Wolf Resorts, Inc.*	68,015
3,861	Guess?, Inc.	150,270
5,782	Gymboree Corp.*	376,177
19,793	Harte-Hanks, Inc.	239,099
12,292	Haverty Furniture Cos., Inc.	131,401
7,570	Helen of Troy Ltd.*	194,171
3,488	hhgregg, Inc.*	80,364
5,775	Hibbett Sports, Inc.*	155,636
7,847	Hillenbrand, Inc.	168,632
5,205	Hooker Furniture Corp.	55,017
29,676	Hot Topic, Inc.	170,043
16,738	HSN, Inc.*	501,136
13,751	Iconix Brand Group, Inc.*	240,643
17,419	International Speedway Corp., Class A	397,850
8,973	Interval Leisure Group, Inc.*	128,763
21,255	Isle of Capri Casinos, Inc.*	170,890

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,029	ITT Educational Services, Inc.*	$259,991
5,062	J.Crew Group, Inc.*	161,933
75,471	Jackson Hewitt Tax Service, Inc.*	74,716
25,982	JAKKS Pacific, Inc.*	489,761
7,991	Jo-Ann Stores, Inc.*	345,611
10,482	John Wiley & Sons, Inc., Class A	452,403
6,478	Jos. A. Bank Clothiers, Inc.*	282,441
41,300	Journal Communications, Inc., Class A*	190,393
3,930	K12, Inc.*	109,686
12,161	Kenneth Cole Productions, Inc., Class A*	163,565
3,202	Kirkland's, Inc.*	43,067
6,781	Knology, Inc.*	98,664
26,291	Krispy Kreme Doughnuts, Inc.*	147,230
21,417	K-Swiss, Inc., Class A*	260,431
23,461	La-Z-Boy, Inc.*	182,292
14,308	Leapfrog Enterprises, Inc.*	79,982
80,965	Lee Enterprises, Inc.*	148,976
6,044	Liberty Media Corp. - Capital, Series A*	347,772
6,050	Life Time Fitness, Inc.*	218,587
5,180	Lifetime Brands, Inc.*	66,511
29,658	Lin TV Corp., Class A*	123,377
3,167	Lincoln Educational Services Corp.*	39,461
55,165	Lions Gate Entertainment Corp. (Canada)*	398,843
59,396	Lithia Motors, Inc., Class A	647,416
21,724	LKQ Corp.*	472,280
16,861	LodgeNet Interactive Corp.*	42,996
12,800	Luby's, Inc.*	64,896
1,376	Lululemon Athletica, Inc.*	60,984
2,579	Lumber Liquidators Holdings, Inc.*	62,102
12,995	M/I Homes, Inc.*	137,487
6,167	Maidenform Brands, Inc.*	165,029
12,181	Marcus Corp.	156,160
3,832	Marine Products Corp.*	23,797
17,542	MarineMax, Inc.*	131,214
5,445	Martha Stewart Living Omnimedia, Inc., Class A*	23,740
6,871	Matthews International Corp., Class A	226,880
102,238	McClatchy Co. (The), Class A*	282,177
10,022	McCormick & Schmick's Seafood Restaurants, Inc.*	89,496
30,417	Media General, Inc., Class A*	167,598
39,798	Mediacom Communications Corp., Class A*	274,606
21,962	Men's Wearhouse, Inc. (The)	536,751
18,393	Meritage Homes Corp.*	336,776
34,135	Modine Manufacturing Co.*	461,505
6,488	Monarch Casino & Resort, Inc.*	74,936
3,170	Monro Muffler Brake, Inc.	151,336
22,007	Morgans Hotel Group Co.*	177,596
2,461	Morningstar, Inc.	120,146
11,224	Morton's Restaurant Group, Inc.*	62,854
12,529	Movado Group, Inc.*	140,826

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,185	Multimedia Games, Inc.*	$75,205
978	National Presto Industries, Inc.	109,468
32,351	Nautilus, Inc.*	47,879
5,734	Netflix, Inc.*	994,849
22,383	New York & Co., Inc.*	69,835
5,482	NutriSystem, Inc.	104,816
20,360	O'Charley's, Inc.*	152,700
18,612	Orbitz Worldwide, Inc.*	126,562
20,277	Orient-Express Hotels Ltd., Class A*	256,707
5,181	Overstock.com, Inc.*	69,477
10,033	Oxford Industries, Inc.	231,060
5,984	P.F. Chang's China Bistro, Inc.	274,785
78,945	Pacific Sunwear of California, Inc.*	470,512
4,067	Panera Bread Co., Class A*	364,037
6,924	Papa John's International, Inc.*	178,847
2,045	Peet's Coffee & Tea, Inc.*	78,221
38,820	Pep Boys - Manny, Moe & Jack (The)	453,806
7,939	Perry Ellis International, Inc.*	178,469
38,479	Pier 1 Imports, Inc.*	333,998
41,773	Pinnacle Entertainment, Inc.*	534,694
17,427	Playboy Enterprises, Inc., Class B*	84,521
17,393	Pool Corp.	350,295
1,802	Pre-Paid Legal Services, Inc.*	108,444
1,899	Priceline.com, Inc.*	715,562
12,085	PRIMEDIA, Inc.	44,352
43,553	Radio One, Inc., Class D*	50,521
10,097	RC2 Corp.*	213,047
12,356	Red Lion Hotels Corp.*	97,242
7,213	Red Robin Gourmet Burgers, Inc.*	146,424
30,407	Retail Ventures, Inc.*	413,231
40,106	Ruby Tuesday, Inc.*	485,283
19,293	Ruth's Hospitality Group, Inc.*	87,976
21,405	Ryland Group, Inc.	320,647
23,855	Sally Beauty Holdings, Inc.*	290,315
14,604	Scholastic Corp.	430,088
17,414	Scientific Games Corp., Class A*	137,571
38,355	Sealy Corp.*	100,874
17,079	Select Comfort Corp.*	141,926
6,162	Shoe Carnival, Inc.*	141,110
13,598	Shuffle Master, Inc.*	127,957
4,470	Shutterfly, Inc.*	134,547
39,275	Sinclair Broadcast Group, Inc., Class A*	313,807
12,360	Skechers U.S.A., Inc., Class A*	240,278
5,714	Skyline Corp.	101,881
13,847	Smith & Wesson Holding Corp.*	51,926
25,361	Sonic Corp.*	225,206
12,588	Sotheby's	551,858
19,057	Spartan Motors, Inc.	96,810
6,575	Speedway Motorsports, Inc.	100,597
21,587	Stage Stores, Inc.	287,755
19,005	Standard Motor Products, Inc.	202,023

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
65,251	Standard Pacific Corp.*	$236,861
6,966	Stanley Furniture Co., Inc.*	26,889
23,576	Stein Mart, Inc.*	221,379
3,078	Steiner Leisure Ltd.*	119,334
5,827	Steinway Musical Instruments, Inc.*	99,117
4,457	Steven Madden Ltd.*	188,531
39,827	Stewart Enterprises, Inc., Class A	221,438
9,306	Stoneridge, Inc.*	102,366
1,071	Strayer Education, Inc.	149,758
16,610	Superior Industries International, Inc.	298,149
2,798	Syms Corp.*	20,397
6,913	Systemax, Inc.	89,523
12,600	Talbots, Inc. (The)*	123,228
8,711	Tempur-Pedic International, Inc.*	300,530
11,363	Texas Roadhouse, Inc.*	174,536
15,884	Timberland Co. (The), Class A*	333,246
18,386	Town Sports International Holdings, Inc.*	55,158
79,228	TravelCenters of America LLC*	233,723
2,350	True Religion Apparel, Inc.*	48,058
22,941	Tuesday Morning Corp.*	109,887
10,632	Ulta Salon, Cosmetics & Fragrance, Inc.*	326,296
6,218	Under Armour, Inc., Class A*	290,256
43,514	Unifi, Inc.*	205,821
3,399	Universal Electronics, Inc.*	71,583
2,928	Universal Technical Institute, Inc.	56,657
11,825	Vail Resorts, Inc.*	479,622
12,778	Valassis Communications, Inc.*	421,674
17,425	ValueVision Media, Inc., Class A*	41,297
3,046	Vitamin Shoppe, Inc.*	84,709
4,592	Volcom, Inc.*	78,845
11,371	Warnaco Group, Inc. (The)*	603,914
8,652	Weight Watchers International, Inc.	289,755
11,553	West Marine, Inc.*	113,335
30,138	Wet Seal, Inc. (The), Class A*	105,483
3,412	Weyco Group, Inc.	85,129
12,045	Winnebago Industries, Inc.*	120,450
7,638	WMS Industries, Inc.*	333,246
11,514	Wolverine World Wide, Inc.	335,288
5,249	Wonder Auto Technology, Inc.*	50,600
23,371	World Wrestling Entertainment, Inc., Class A	323,455
82,456	Zale Corp.*	211,087
5,238	Zumiez, Inc.*	137,340
		51,869,647
	Consumer Staples—3.1%
1,721	Alico, Inc.	44,058
63,989	Alliance One International, Inc.*	282,831
31,798	American Oriental Bioengineering, Inc. (China)*	86,491
10,442	Andersons, Inc. (The)	411,102

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
857	Arden Group, Inc., Class A	$75,467
1,743	Boston Beer Co., Inc., Class A*	124,781
3,781	Calavo Growers, Inc.	82,917
4,926	Cal-Maine Foods, Inc.	142,706
3,826	Cellu Tissue Holdings, Inc.*	45,682
12,056	Central European Distribution Corp.*	301,038
10,791	Central Garden & Pet Co.*	111,687
30,351	Central Garden & Pet Co., Class A*	317,168
3,417	Coca-Cola Bottling Co. Consolidated	182,194
19,852	Darling International, Inc.*	198,719
4,279	Diamond Foods, Inc.	189,132
13,700	Elizabeth Arden, Inc.*	280,165
2,196	Farmer Brothers Co.	36,036
7,382	Green Mountain Coffee Roasters, Inc.*	243,532
19,568	Hain Celestial Group, Inc. (The)*	483,917
4,751	Hansen Natural Corp.*	243,299
25,663	Heckmann Corp.*	104,962
10,258	Herbalife Ltd. (Cayman Islands)	655,076
11,182	Imperial Sugar Co.	142,011
9,608	Ingles Markets, Inc., Class A	176,403
2,958	Inter Parfums, Inc.	51,735
2,976	J & J Snack Foods Corp.	127,581
5,224	Lancaster Colony Corp.	260,573
10,338	Lance, Inc.	235,086
13,237	Mannatech, Inc.*	24,753
4,368	Mead Johnson Nutrition Co.	256,926
5,961	MGP Ingredients, Inc.	53,768
3,411	National Beverage Corp.	48,777
12,721	Nu Skin Enterprises, Inc., Class A	389,263
4,636	Nutraceutical International Corp.*	75,335
14,701	Omega Protein Corp.*	83,061
13,046	Prestige Brands Holdings, Inc.*	140,245
8,433	PriceSmart, Inc.	247,340
27,921	Reddy Ice Holdings, Inc.*	97,444
1,290	Revlon, Inc., Class A*	14,732
6,477	Sanderson Farms, Inc.	271,904
19,308	Smart Balance, Inc.*	68,737
21,191	Spartan Stores, Inc.	316,805
10,450	Susser Holdings Corp.*	142,852
6,978	Tootsie Roll Industries, Inc.	183,173
7,614	TreeHouse Foods, Inc.*	355,574
2,973	USANA Health Sciences, Inc.*	130,574
15,661	Vector Group Ltd.	292,861
3,352	Village Super Market, Inc., Class A	97,878
4,449	WD-40 Co.	164,124
4,770	Zhongpin, Inc.*	96,449
		9,188,924
	Energy—5.9%
1,568	Adams Resources & Energy, Inc.	30,733
37,413	Allis-Chalmers Energy, Inc.*	192,303

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,390	Apco Oil And Gas International, Inc. (Cayman Islands)	$51,277
6,041	Approach Resources, Inc.*	93,333
11,111	Atlas Energy, Inc.*	323,552
10,194	ATP Oil & Gas Corp.*	146,386
12,230	Atwood Oceanics, Inc.*	397,597
36,752	Basic Energy Services, Inc.*	406,477
13,340	Berry Petroleum Co., Class A	456,361
5,781	Bill Barrett Corp.*	218,233
5,153	Brigham Exploration Co.*	108,677
11,779	Bristow Group, Inc.*	456,790
18,168	Bronco Drilling Co., Inc.*	76,669
51,409	Cal Dive International, Inc.*	260,130
2,405	CARBO Ceramics, Inc.	201,467
6,514	Carrizo Oil & Gas, Inc.*	153,861
2,964	Clayton Williams Energy, Inc.*	177,010
25,067	Cloud Peak Energy, Inc.*	435,414
4,003	Cobalt International Energy, Inc.*	37,028
12,095	Comstock Resources, Inc.*	270,323
8,121	Concho Resources, Inc.*	557,669
2,010	Contango Oil & Gas Co.*	105,706
201	Contango ORE, Inc.*	90
2,750	Continental Resources, Inc.*	130,708
19,297	Copano Energy LLC	539,544
3,532	Core Laboratories NV (Netherlands)	274,684
14,770	CVR Energy, Inc.*	140,610
3,652	Dawson Geophysical Co.*	90,716
13,609	Delek US Holdings, Inc.	100,026
76,234	Delta Petroleum Corp.*	55,803
46,344	DHT Holdings, Inc.	199,279
3,311	Dril-Quip, Inc.*	228,790
73,535	Endeavour International Corp.*	101,478
6,956	Energy XXI Bermuda Ltd. (Bermuda)*	151,223
17,328	ENGlobal Corp.*	50,078
6,877	Geokinetics, Inc.*	46,901
39,663	Global Industries Ltd.*	229,649
8,932	GMX Resources, Inc.*	40,015
7,198	Goodrich Petroleum Corp.*	98,181
32,419	Gran Tierra Energy, Inc.*	241,846
5,424	Gulf Island Fabrication, Inc.	123,884
12,334	Gulfmark Offshore, Inc., Class A*	365,210
4,828	Gulfport Energy Corp.*	80,434
19,608	Harvest Natural Resources, Inc.*	244,708
110,183	Hercules Offshore, Inc.*	260,032
16,780	Hornbeck Offshore Services, Inc.*	373,187
80,838	International Coal Group, Inc.*	454,310
1,160	InterOil Corp. (Canada)*	82,569
49,363	ION Geophysical Corp.*	241,385
5,478	James River Coal Co.*	94,824
16,478	Knightsbridge Tankers Ltd. (Bermuda)	358,067
5,550	Lufkin Industries, Inc.	271,117

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,577	Matrix Service Co.*	$114,199
17,294	McMoRan Exploration Co.*	291,231
41,494	Newpark Resources, Inc.*	243,985
13,036	Nordic American Tanker Shipping Ltd. (Bermuda)	339,327
23,317	Omega Navigation Enterprises, Inc., Class A (United Kingdom)*	28,214
47,904	Pacific Ethanol, Inc.*	40,388
77,046	Parker Drilling Co.*	325,905
20,820	Patriot Coal Corp.*	280,862
11,123	Petroleum Development Corp.*	347,149
26,885	PetroQuest Energy, Inc.*	150,018
7,734	PHI, Inc.*	135,113
33,139	Pioneer Drilling Co.*	204,136
760	PrimeEnergy Corp.*	14,812
8,933	Quicksilver Resources, Inc.*	133,727
5,538	REX American Resources Corp.*	91,875
3,760	Rex Energy Corp.*	46,323
14,955	Rosetta Resources, Inc.*	357,574
8,830	RPC, Inc.	194,348
56,620	SandRidge Energy, Inc.*	309,711
14,485	StealthGas, Inc. (Greece)*	69,383
26,313	Stone Energy Corp.*	411,272
12,946	Swift Energy Co.*	412,330
3,726	T-3 Energy Services, Inc.*	124,709
21,661	Teekay Tankers Ltd., Class A (Marshall Islands)	257,333
11,969	Tesco Corp. (Canada)*	151,528
32,376	TETRA Technologies, Inc.*	315,990
23,343	Tsakos Energy Navigation Ltd. (Bermuda)	241,367
8,205	Union Drilling, Inc.*	37,497
111,323	USEC, Inc.*	597,805
20,143	VAALCO Energy, Inc.*	118,441
4,243	Venoco, Inc.*	65,682
21,246	W&T Offshore, Inc.	231,156
18,040	Willbros Group, Inc.*	159,834
		17,669,568
	Financials—21.1%
9,359	1st Source Corp.	165,374
6,398	Abington Bancorp, Inc.	68,715
10,307	Acadia Realty Trust REIT	196,658
40,124	Advance America Cash Advance Centers, Inc.	200,219
3,621	Agree Realty Corp. REIT	92,335
124	Alexander's, Inc. REIT	46,604
16,699	Alterra Capital Holdings Ltd. (Bermuda)	337,320
11,245	American Campus Communities, Inc. REIT	355,679
12,679	American Capital Agency Corp. REIT	364,141
35,195	American Equity Investment Life Holding Co.	381,866

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,895	American Safety Insurance Holdings Ltd. (Bermuda)*	$109,470
12,613	Ameris Bancorp*	116,923
7,160	AMERISAFE, Inc.*	136,684
2,818	Ames National Corp.	54,697
5,400	AmTrust Financial Services, Inc.	80,838
75,077	Anchor Bancorp Wisconsin, Inc.*	50,302
38,577	Anworth Mortgage Asset Corp. REIT	270,425
49,703	Arbor Realty Trust, Inc. REIT*	263,426
10,369	Argo Group International Holdings Ltd. (Bermuda)	359,701
10,610	Arlington Asset Investment Corp., Class A	251,351
3,885	Arrow Financial Corp.	94,755
3,914	Artio Global Investors, Inc.	60,941
66,486	Ashford Hospitality Trust, Inc. REIT*	674,833
5,158	Asset Acceptance Capital Corp.*	29,813
10,796	Associated Estates Realty Corp. REIT	149,956
19,927	Assured Guaranty Ltd. (Bermuda)	379,609
9,013	Avatar Holdings, Inc.*	164,397
3,703	Baldwin & Lyons, Inc., Class B	92,575
1,960	BancFirst Corp.	80,556
24,441	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	376,636
9,837	Bancorp, Inc. (The)*	73,679
12,498	BancTrust Financial Group, Inc.*	36,494
23,941	Bank Mutual Corp.	115,396
3,011	Bank of the Ozarks, Inc.	114,448
120,435	BankAtlantic Bancorp, Inc., Class A*	108,994
7,589	BankFinancial Corp.	69,439
59,208	Banner Corp.	98,285
5,563	Beneficial Mutual Bancorp, Inc.*	40,832
6,061	Berkshire Hills Bancorp, Inc.	117,220
39,608	BGC Partners, Inc., Class A	274,880
37,347	Boston Private Financial Holdings, Inc.	213,251
25,152	Brookline Bancorp, Inc.	244,980
14,583	Calamos Asset Management, Inc., Class A	174,850
2,950	Camden National Corp.	101,008
7,787	Capital City Bank Group, Inc.	93,055
68,059	Capital Trust, Inc., Class A REIT*	99,366
66,904	Capitol Bancorp Ltd.*	76,271
3,438	Capitol Federal Financial	80,449
38,687	CapLease, Inc. REIT	226,706
32,119	Capstead Mortgage Corp. REIT	366,157
18,722	Cardtronics, Inc.*	317,338
7,398	Cash America International, Inc.	260,632
36,392	Cathay General Bancorp	494,931
34,380	Cedar Shopping Centers, Inc. REIT	216,938
11,694	Center Financial Corp.*	61,043
92,074	Central Pacific Financial Corp.*	139,952
13,056	Chemical Financial Corp.	264,776
141,346	Chimera Investment Corp. REIT	579,519

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,889	Citizens & Northern Corp.	$86,156
602,184	Citizens Republic Bancorp, Inc.*	415,507
9,905	Citizens, Inc.*	68,543
5,740	City Holding Co.	181,958
7,255	CNA Surety Corp.*	139,659
13,418	CoBiz Financial, Inc.	64,943
15,362	Cogdell Spencer, Inc. REIT	100,928
12,805	Cohen & Co., Inc. REIT	61,464
2,295	Cohen & Steers, Inc.	57,536
9,631	Columbia Banking System, Inc.	175,380
11,071	Community Bank System, Inc.	258,729
6,321	Community Trust Bancorp, Inc.	172,626
16,709	Compass Diversified Holdings	284,554
17,552	CompuCredit Holdings Corp.	98,818
47,411	Cousins Properties, Inc. REIT	351,315
6,245	Cowen Group, Inc., Class A*	21,857
17,184	Crawford & Co., Class B*	43,991
1,515	Credit Acceptance Corp.*	89,097
31,225	CVB Financial Corp.	237,622
4,100	Danvers Bancorp, Inc.	61,623
88,252	DCT Industrial Trust, Inc. REIT	442,143
55,836	DiamondRock Hospitality Co. REIT*	590,745
8,839	Digital Realty Trust, Inc. REIT	527,953
13,093	Dime Community Bancshares	191,027
7,267	Dollar Financial Corp.*	181,820
6,215	Donegal Group, Inc., Class A	86,078
3,443	Duff & Phelps Corp., Class A	47,995
8,284	DuPont Fabros Technology, Inc. REIT	207,928
7,316	EastGroup Properties, Inc. REIT	296,152
25,740	Education Realty Trust, Inc. REIT	193,050
887	EMC Insurance Group, Inc.	18,751
17,245	Employers Holdings, Inc.	279,197
6,337	Encore Capital Group, Inc.*	128,768
1,617	Enstar Group Ltd. (Bermuda)*	129,667
7,519	Enterprise Financial Services Corp.	74,213
12,093	Entertainment Properties Trust REIT	559,059
3,590	Equity Lifestyle Properties, Inc. REIT	204,343
13,979	Equity One, Inc. REIT	261,407
2,958	Evercore Partners, Inc., Class A	89,805
31,068	Extra Space Storage, Inc. REIT	503,302
9,317	EZCORP, Inc., Class A*	200,129
62,949	F.N.B. Corp.	535,066
9,048	FBL Financial Group, Inc., Class A	236,696
9,720	FBR Capital Markets Corp.*	34,409
165,914	FelCor Lodging Trust, Inc. REIT*	1,020,371
4,288	Financial Institutions, Inc.	77,398
8,258	First Bancorp	110,575
3,982	First Bancorp, Inc.	55,270
615,697	First BanCorp.*	187,788
37,936	First Busey Corp.	176,023
5,788	First Cash Financial Services, Inc.*	168,257

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
70,412	First Commonwealth Financial Corp.	$409,798
9,735	First Community Bancshares, Inc.	131,033
7,977	First Defiance Financial Corp.*	88,864
10,913	First Financial Bancorp	183,775
4,363	First Financial Bankshares, Inc.	206,195
3,584	First Financial Corp.	104,760
11,933	First Financial Holdings, Inc.	124,700
49,068	First Marblehead Corp. (The)*	109,422
31,356	First Merchants Corp.	260,882
5,627	First Mercury Financial Corp.	91,720
27,267	First Midwest Bancorp, Inc.	292,030
16,663	First Potomac Realty Trust REIT	274,606
5,568	First South Bancorp, Inc.	55,903
13,588	Flagstone Reinsurance Holdings SA (Luxembourg)	148,109
10,675	Flushing Financial Corp.	140,376
37,610	Forest City Enterprises, Inc., Class A*	548,730
8,207	Forestar Group, Inc.*	140,340
3,987	FPIC Insurance Group, Inc.*	141,220
21,902	Franklin Street Properties Corp. REIT	292,392
4,488	GAMCO Investors, Inc., Class A	192,266
5,738	Getty Realty Corp. REIT	163,590
20,596	GFI Group, Inc.	98,655
25,688	Glacier Bancorp, Inc.	333,944
3,973	Gladstone Commercial Corp. REIT	74,216
16,676	Gleacher & Co., Inc.*	37,521
87,195	Glimcher Realty Trust REIT	654,834
12,393	Global Indemnity PLC (Ireland)*	209,194
4,263	Government Properties Income Trust REIT	113,779
3,580	Great Southern Bancorp, Inc.	80,514
12,304	Greene Bankshares, Inc.*	47,493
2,390	Greenhill & Co., Inc.	185,631
4,050	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	115,668
37,809	Grubb & Ellis Co.*	40,456
10,178	Hallmark Financial Services, Inc.*	90,991
8,546	Hancock Holding Co.	268,515
84,083	Hanmi Financial Corp.*	98,377
9,791	Harleysville Group, Inc.	336,125
8,477	Hatteras Financial Corp. REIT	248,207
21,749	Healthcare Realty Trust, Inc. REIT	525,021
7,312	Heartland Financial USA, Inc.	112,970
61,263	Hersha Hospitality Trust REIT	373,704
10,867	Hilltop Holdings, Inc.*	108,561
3,710	Home BancShares, Inc.	76,315
20,150	Horace Mann Educators Corp.	376,603
4,741	IBERIABANK Corp.	246,769
5,830	Independent Bank Corp.	136,947
6,282	Infinity Property & Casualty Corp.	325,093
38,761	Inland Real Estate Corp. REIT	336,833
4,401	International Assets Holding Corp.*	97,042

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,517	Investment Technology Group, Inc.*	$306,402
9,071	Investors Bancorp, Inc.*	108,852
24,677	Investors Real Estate Trust REIT	217,158
1,984	Kansas City Life Insurance Co.	63,012
3,089	KBW, Inc.	78,152
2,795	Kearny Financial Corp.	24,400
19,402	Kilroy Realty Corp. REIT	662,966
37,324	Kite Realty Group Trust REIT	178,409
28,636	Knight Capital Group, Inc., Class A*	373,127
20,968	LaBranche & Co., Inc.*	68,146
12,176	Lakeland Bancorp, Inc.	112,872
5,066	Lakeland Financial Corp.	96,203
21,742	LaSalle Hotel Properties REIT	515,068
13,717	Lazard Ltd., Class A (Bermuda)	506,157
5,599	LTC Properties, Inc. REIT	155,932
14,988	Maiden Holdings Ltd. (Bermuda)	114,658
17,135	MainSource Financial Group, Inc.	141,706
4,915	MarketAxess Holdings, Inc.	89,306
17,164	MB Financial, Inc.	255,572
15,847	Meadowbrook Insurance Group, Inc.	136,760
9,957	Medallion Financial Corp.	79,955
30,341	Medical Properties Trust, Inc. REIT	339,516
32,818	MGIC Investment Corp.*	289,455
9,284	Mid-America Apartment Communities, Inc. REIT	566,603
15,626	Mission West Properties, Inc. REIT	104,694
10,561	Monmouth Real Estate Investment Corp., Class A REIT	86,811
136,939	MPG Office Trust, Inc. REIT*	371,105
11,024	Nara Bancorp, Inc.*	86,428
1,891	NASB Financial, Inc.	31,353
26,252	National Financial Partners Corp.*	362,278
5,975	National Health Investors, Inc. REIT	276,642
1,558	National Interstate Corp.	33,450
50,346	National Penn Bancshares, Inc.	326,746
1,268	National Western Life Insurance Co., Class A	202,893
4,941	Navigators Group, Inc. (The)*	227,138
12,055	NBT Bancorp, Inc.	265,813
13,573	Nelnet, Inc., Class A	304,985
31,489	NewAlliance Bancshares, Inc.	405,893
23,468	NewStar Financial, Inc.*	178,591
6,158	Northfield Bancorp, Inc.	69,893
99,576	NorthStar Realty Finance Corp. REIT	446,100
30,993	Northwest Bancshares, Inc.	351,461
6,600	OceanFirst Financial Corp.	78,804
22,436	Ocwen Financial Corp.*	193,623
37,160	Old National Bancorp	351,534
14,129	Old Second Bancorp, Inc.	27,834
17,207	OMEGA Healthcare Investors, Inc. REIT	395,761
7,098	One Liberty Properties, Inc. REIT	113,284

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,837	Oppenheimer Holdings, Inc., Class A	$148,552
7,825	optionsXpress Holdings, Inc.*	124,965
27,623	Oriental Financial Group, Inc.	365,452
13,826	PacWest Bancorp	240,987
8,493	Park National Corp.	555,018
14,835	Parkway Properties, Inc. REIT	230,833
9,665	Penson Worldwide, Inc.*	49,775
6,588	Peoples Bancorp, Inc.	86,830
2,952	Pico Holdings, Inc.*	90,744
10,578	Pinnacle Financial Partners, Inc.*	120,695
5,880	Piper Jaffray Cos.*	182,104
130,473	PMI Group, Inc. (The)*	437,085
2,670	Portfolio Recovery Associates, Inc.*	179,023
25,314	Post Properties, Inc. REIT	770,558
7,936	Potlatch Corp. REIT	270,221
15,238	Presidential Life Corp.	145,828
17,429	PrivateBancorp, Inc.	205,488
7,139	Prosperity Bancshares, Inc.	221,952
26,976	Provident Financial Services, Inc.	340,977
14,954	Provident New York Bancorp	132,642
3,958	PS Business Parks, Inc. REIT	234,551
39,260	Radian Group, Inc.	297,983
182,610	RAIT Financial Trust REIT*	306,785
24,466	Ramco-Gershenson Properties Trust REIT	283,316
12,058	Renasant Corp.	197,148
7,711	Republic Bancorp, Inc., Class A	157,613
30,502	Resource Capital Corp. REIT	193,078
3,370	Rewards Network, Inc.*	46,169
6,431	RLI Corp.	369,268
15,352	S&T Bancorp, Inc.	300,899
4,406	S.Y. Bancorp, Inc.	107,947
7,474	Safety Insurance Group, Inc.	347,242
10,840	Sanders Morris Harris Group, Inc.	62,872
13,508	Sandy Spring Bancorp, Inc.	235,039
3,383	Saul Centers, Inc. REIT	144,386
2,862	SCBT Financial Corp.	87,377
15,255	Seabright Holdings, Inc.	127,684
62,487	Seacoast Banking Corp. of Florida*	78,109
5,066	Shore Bancshares, Inc.	49,951
5,282	Sierra Bancorp	54,986
7,164	Signature Bank*	302,607
5,254	Simmons First National Corp., Class A	142,856
3,936	Southside Bancshares, Inc.	74,036
15,460	Southwest Bancorp, Inc.	153,054
9,861	Sovran Self Storage, Inc. REIT	385,269
14,718	St. Joe Co. (The)*	297,156
5,122	State Auto Financial Corp.	80,211
9,786	StellarOne Corp.	125,065
18,913	Sterling Bancorp	177,593
41,210	Sterling Bancshares, Inc.	222,122
115,990	Sterling Financial Corp.*	62,635

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,435	Stewart Information Services Corp.	$199,467
7,016	Stifel Financial Corp.*	332,488
131,371	Strategic Hotels & Resorts, Inc. REIT*	597,738
3,097	Suffolk Bancorp	80,212
14,962	Sun Bancorp, Inc.*	59,100
10,766	Sun Communities, Inc. REIT	351,079
51,010	Sunstone Hotel Investors, Inc. REIT*	553,458
25,241	Superior Bancorp*	21,152
15,420	SWS Group, Inc.	105,935
11,336	Symetra Financial Corp.	125,263
5,945	Tanger Factory Outlet Centers, Inc. REIT	284,884
8,916	Taubman Centers, Inc. REIT	413,881
4,257	Taylor Capital Group, Inc.*	51,339
10,096	Texas Capital Bancshares, Inc.*	183,242
12,466	TFS Financial Corp.	109,077
2,605	Tompkins Financial Corp.	100,553
5,071	Tower Group, Inc.	123,124
9,612	TowneBank	139,374
7,260	TradeStation Group, Inc.*	39,857
5,673	Tree.com, Inc.*	41,980
5,291	TriCo Bancshares	82,487
41,112	TrustCo Bank Corp. NY	221,594
7,384	UMB Financial Corp.	273,651
40,018	Umpqua Holdings Corp.	440,198
8,503	Union First Market Bankshares Corp.	109,349
18,580	United Bankshares, Inc.	496,458
56,769	United Community Banks, Inc.*	111,267
4,340	United Financial Bancorp, Inc.	58,764
10,690	United Fire & Casualty Co.	214,121
2,009	Universal Health Realty Income Trust REIT	74,634
8,893	Universal Insurance Holdings, Inc.	40,463
6,372	Univest Corp. of Pennsylvania	120,176
1,147	Urstadt Biddle Properties, Inc. REIT	18,914
7,144	Urstadt Biddle Properties, Inc., Class A REIT	137,236
42,056	U-Store-It Trust REIT	362,102
15,064	Validus Holdings Ltd.	427,215
11,323	Virginia Commerce Bancorp, Inc.*	60,125
12,981	W.P. Carey & Co. LLC	404,488
12,126	Waddell & Reed Financial, Inc., Class A	352,503
15,743	Washington Real Estate Investment Trust REIT	504,248
6,916	Washington Trust Bancorp, Inc.	138,942
15,906	WesBanco, Inc.	264,199
35,663	West Coast Bancorp*	93,794
6,102	Westamerica Bancorp	305,222
30,633	Western Alliance Bancorp*	185,023
9,939	Westfield Financial, Inc.	83,985
7,570	Wilshire Bancorp, Inc.	50,795
6,998	Winthrop Realty Trust REIT	95,173
8,987	Wintrust Financial Corp.	269,071
4,500	World Acceptance Corp.*	194,175

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,865	WSFS Financial Corp.	$150,890
		63,338,770
	Health Care—6.5%
15,012	Accelrys, Inc.*	108,837
19,491	Affymetrix, Inc.*	87,320
4,043	Air Methods Corp.*	165,359
9,176	Albany Molecular Research, Inc.*	58,726
2,683	Alexion Pharmaceuticals, Inc.*	183,249
5,908	Align Technology, Inc.*	100,613
12,161	Alkermes, Inc.*	140,703
22,261	Alliance HealthCare Services, Inc.*	87,708
29,702	Allied Healthcare International, Inc.*	84,057
16,374	Allscripts Healthcare Solutions, Inc.*	312,580
4,419	Amedisys, Inc.*	112,508
5,027	America Service Group, Inc.	76,913
6,646	American Dental Partners, Inc.*	77,492
8,049	American Medical Systems Holdings, Inc.*	162,590
28,708	AMN Healthcare Services, Inc.*	152,152
15,065	AmSurg Corp., Class A*	272,375
2,367	Analogic Corp.	108,006
6,350	Angiodynamics, Inc.*	90,297
3,502	Assisted Living Concepts, Inc., Class A*	112,940
4,032	Bio-Reference Labs, Inc.*	86,930
22,142	BioScrip, Inc.*	124,659
6,523	Bruker Corp.*	97,780
60,404	Cambrex Corp.*	273,630
3,299	Cantel Medical Corp.	61,097
7,458	Capital Senior Living Corp.*	44,450
4,241	Caraco Pharmaceutical Laboratories Ltd.*	21,884
7,555	Catalyst Health Solutions, Inc.*	285,957
16,537	Celera Corp.*	94,261
4,401	Chemed Corp.	259,395
1,030	Computer Programs & Systems, Inc.	47,040
12,222	CONMED Corp.*	269,006
11,454	Cooper Cos., Inc. (The)	565,140
1,946	CorVel Corp.*	87,181
16,775	Cross Country Healthcare, Inc.*	122,458
6,407	Cubist Pharmaceuticals, Inc.*	149,155
2,077	Dionex Corp.*	185,331
5,266	Emdeon, Inc., Class A*	71,776
1,155	Emergent Biosolutions, Inc.*	20,871
8,057	Emeritus Corp.*	150,263
1,795	Ensign Group, Inc. (The)	33,692
8,112	Enzon Pharmaceuticals, Inc.*	91,260
12,917	eResearchTechnology, Inc.*	98,428
40,891	Five Star Quality Care, Inc.*	222,038
7,517	Gen-Probe, Inc.*	364,048
10,373	Gentiva Health Services, Inc.*	241,483
7,594	Greatbatch, Inc.*	165,170
4,357	Haemonetics Corp.*	238,110

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,688	Hanger Orthopedic Group, Inc.*	$143,919
13,580	Healthways, Inc.*	142,318
1,501	HMS Holdings Corp.*	90,225
2,192	ICU Medical, Inc.*	80,008
6,239	IDEXX Laboratories, Inc.*	374,090
7,987	Illumina, Inc.*	433,774
9,536	Immucor, Inc.*	165,926
3,334	Integra LifeSciences Holdings Corp.*	143,429
11,933	Invacare Corp.	322,191
7,119	Kendle International, Inc.*	64,854
68,844	KV Pharmaceutical Co., Class A*	160,407
1,760	Landauer, Inc.	107,518
9,144	LCA-Vision, Inc.*	63,642
2,342	LHC Group, Inc.*	63,000
4,072	Luminex Corp.*	73,337
10,798	Martek Biosciences Corp.*	237,016
3,599	Masimo Corp.	108,582
4,535	MedAssets, Inc.*	84,079
22,429	MedCath Corp.*	222,271
5,529	Medical Action Industries, Inc.*	54,848
8,596	Medicines Co. (The)*	109,771
9,161	Medicis Pharmaceutical Corp., Class A	272,540
4,506	MedQuist, Inc.	38,211
4,293	Meridian Bioscience, Inc.	98,267
5,942	Merit Medical Systems, Inc.*	93,943
8,207	Molina Healthcare, Inc.*	212,725
3,721	MWI Veterinary Supply, Inc.*	212,841
5,437	Myriad Genetics, Inc.*	108,359
3,519	National Healthcare Corp.	128,127
5,202	Natus Medical, Inc.*	68,146
6,227	Omnicell, Inc.*	86,991
2,357	Onyx Pharmaceuticals, Inc.*	63,238
4,075	Orthofix International NV (Netherlands)*	114,141
8,039	Par Pharmaceutical Cos., Inc.*	261,348
13,724	PAREXEL International Corp.*	295,066
39,580	PDL BioPharma, Inc.	207,003
9,088	Perrigo Co.	598,717
13,697	PharMerica Corp.*	137,518
4,804	Providence Service Corp. (The)*	78,930
16,030	PSS World Medical, Inc.*	378,789
15,702	Psychiatric Solutions, Inc.*	529,157
2,097	Quality Systems, Inc.	134,753
5,750	RehabCare Group, Inc.*	127,823
24,776	Res-Care, Inc.*	327,787
11,831	ResMed, Inc.*	377,054
20,829	RTI Biologics, Inc.*	51,448
2,869	Salix Pharmaceuticals Ltd.*	108,534
5,201	Select Medical Holdings Corp.*	38,904
6,466	Sirona Dental Systems, Inc.*	243,445
27,636	Skilled Healthcare Group, Inc., Class A*	103,635
2,384	SonoSite, Inc.*	74,309

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,598	STERIS Corp.	$396,884
53,085	Sun Healthcare Group, Inc.*	504,838
92,952	Sunrise Senior Living, Inc.*	318,825
3,981	SurModics, Inc.*	47,613
10,915	Symmetry Medical, Inc.*	96,598
7,575	Syneron Medical Ltd. (Israel)*	79,765
2,881	Team Health Holdings, Inc.*	38,461
2,671	Techne Corp.	162,717
5,214	Thoratec Corp.*	170,185
18,344	TomoTherapy, Inc.*	70,074
19,831	Triple-S Management Corp., Class B (Puerto Rico)*	334,549
2,286	United Therapeutics Corp.*	137,160
17,621	VCA Antech, Inc.*	364,226
16,690	ViroPharma, Inc.*	273,048
2,261	Volcano Corp.*	55,214
7,424	West Pharmaceutical Services, Inc.	264,963
5,045	Wright Medical Group, Inc.*	67,300
4,583	Zoll Medical Corp.*	149,085
		19,315,377
	Industrials—19.3%
2,335	AAON, Inc.	57,324
16,201	AAR Corp.*	357,070
43,480	ACCO Brands Corp.*	270,880
14,213	Aceto Corp.	104,750
19,090	Actuant Corp., Class A	428,952
13,848	Administaff, Inc.	362,956
2,288	Advisory Board Co. (The)*	107,101
4,441	Aegean Marine Petroleum Network, Inc. (Greece)	71,100
2,650	Aerovironment, Inc.*	62,169
55,520	Air Transport Services Group, Inc.*	373,094
36,173	Aircastle Ltd. (Bermuda)	333,153
91,582	AirTran Holdings, Inc.*	677,707
4,050	Alamo Group, Inc.	97,200
1,589	Allegiant Travel Co.	74,826
11,130	Altra Holdings, Inc.*	164,724
2,692	American Commercial Lines, Inc.*	89,240
6,913	American Railcar Industries, Inc.*	106,529
23,751	American Reprographics Co.*	169,107
956	American Science & Engineering, Inc.	78,727
5,910	American Woodmark Corp.	104,607
2,849	Ameron International Corp.	195,897
2,668	Ampco-Pittsburgh Corp.	68,968
13,036	Apogee Enterprises, Inc.	136,748
18,086	Applied Industrial Technologies, Inc.	549,995
3,873	Applied Signal Technology, Inc.	129,978
13,857	Arkansas Best Corp.	350,998
9,605	Astec Industries, Inc.*	283,059
9,696	Atlas Air Worldwide Holdings, Inc.*	506,713

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,280	AZZ, Inc.	$121,819
2,375	Badger Meter, Inc.	98,634
13,851	Baldor Electric Co.	582,019
17,580	Barnes Group, Inc.	319,780
3,442	Barrett Business Services, Inc.	52,835
20,023	Beacon Roofing Supply, Inc.*	295,540
17,188	Belden, Inc.	479,545
13,342	Blount International, Inc.*	200,130
14,615	Bowne & Co., Inc.	165,880
16,971	Brady Corp., Class A	521,858
6,161	Broadwind Energy, Inc.*	11,706
6,470	Bucyrus International, Inc.	440,995
42,512	Builders FirstSource, Inc.*	85,874
5,415	Cascade Corp.	191,637
20,532	Casella Waste Systems, Inc., Class A*	101,223
26,405	CBIZ, Inc.*	156,318
12,092	CDI Corp.	173,278
10,248	Celadon Group, Inc.*	132,917
41,276	Cenveo, Inc.*	227,018
17,130	Ceradyne, Inc.*	407,865
10,314	Chart Industries, Inc.*	240,316
21,730	China BAK Battery, Inc.*	41,504
3,684	CIRCOR International, Inc.	129,235
10,051	CLARCOR, Inc.	398,623
4,769	Clean Harbors, Inc.*	336,215
7,223	Colfax Corp.*	116,074
11,034	Columbus McKinnon Corp.*	193,757
15,591	Comfort Systems USA, Inc.	178,517
33,805	Commercial Vehicle Group, Inc.*	454,001
6,157	Consolidated Graphics, Inc.*	286,608
5,440	Copa Holdings SA, Class A (Panama)	275,971
10,069	Copart, Inc.*	340,936
11,630	Corporate Executive Board Co. (The)	363,321
2,658	CoStar Group, Inc.*	131,996
6,807	Courier Corp.	100,744
4,816	CRA International, Inc.*	89,818
4,271	Cubic Corp.	186,088
12,866	Curtiss-Wright Corp.	397,302
42,051	Danaos Corp. (Greece)*	190,491
19,122	Diana Shipping, Inc. (Greece)*	261,015
7,492	Dolan Co. (The)*	80,164
90,237	DryShips, Inc. (Greece)*	371,776
4,762	Ducommun, Inc.	102,240
6,857	DXP Enterprises, Inc.*	130,557
32,458	Dycom Industries, Inc.*	347,301
4,920	Dynamex, Inc.*	104,009
39,999	Eagle Bulk Shipping, Inc.*	205,195
10,069	Encore Wire Corp.	209,032
34,828	EnergySolutions, Inc.	163,343
19,330	EnerSys*	509,539
12,425	Ennis, Inc.	224,147

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,982	EnPro Industries, Inc.*	$315,628
6,934	ESCO Technologies, Inc.	237,698
26,186	Euroseas Ltd.	105,530
31,457	Excel Maritime Carriers Ltd. (Liberia)*	183,080
2,958	Exponent, Inc.*	94,419
54,686	ExpressJet Holdings, Inc.*	368,037
38,010	Federal Signal Corp.	214,757
24,151	Force Protection, Inc.*	135,487
5,776	Forward Air Corp.	155,259
10,151	Franklin Covey Co.*	85,065
4,901	Franklin Electric Co., Inc.	176,975
7,514	FreightCar America, Inc.	198,820
12,388	FTI Consulting, Inc.*	439,279
18,433	Furmanite Corp.*	105,990
5,732	Fushi Copperweld, Inc.*	53,308
9,023	G&K Services, Inc., Class A	223,049
18,623	Genco Shipping & Trading Ltd.*	308,211
9,118	Genesee & Wyoming, Inc., Class A*	421,525
20,807	Geo Group, Inc. (The)*	533,700
4,776	GeoEye, Inc.*	211,434
18,011	Gibraltar Industries, Inc.*	164,440
15,371	Global Ship Lease, Inc., Class A*	70,707
4,093	Gorman-Rupp Co. (The)	122,053
8,516	GP Strategies Corp.*	73,919
13,572	Graco, Inc.	467,013
30,528	GrafTech International Ltd.*	502,796
18,723	Great Lakes Dredge & Dock Corp.	115,895
28,551	Greenbrier Cos., Inc.*	519,628
23,524	Griffon Corp.*	277,348
26,527	H&E Equipment Services, Inc.*	257,842
1,290	Harbin Electric, Inc.*	27,812
8,840	Hardinge, Inc.	70,543
16,782	Hawaiian Holdings, Inc.*	122,844
2,268	Hawk Corp., Class A*	113,014
8,040	Healthcare Services Group, Inc.	193,201
17,154	Heartland Express, Inc.	255,766
1,559	HEICO Corp.	77,607
3,128	HEICO Corp., Class A	116,174
5,104	Heidrick & Struggles International, Inc.	109,634
4,612	Herley Industries, Inc.*	76,605
19,626	Herman Miller, Inc.	377,408
34,027	Hexcel Corp.*	604,660
8,081	Hill International, Inc.*	43,395
43,674	Horizon Lines, Inc., Class A	188,235
5,326	Houston Wire & Cable Co.	61,409
12,377	Hub Group, Inc., Class A*	401,881
18,662	Hudson Highland Group, Inc.*	65,690
3,509	Hurco Cos., Inc.*	64,566
5,307	Huron Consulting Group, Inc.*	105,662
3,897	ICF International, Inc.*	99,841
5,872	IHS, Inc., Class A*	424,193

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,026	II-VI, Inc.*	$197,723
8,316	Innerworkings, Inc.*	57,131
6,972	Insituform Technologies, Inc., Class A*	150,595
8,768	Insteel Industries, Inc.	75,317
18,356	Integrated Electrical Services, Inc.*	66,999
23,063	Interface, Inc., Class A	331,877
12,177	Interline Brands, Inc.*	244,636
2,687	International Shipholding Corp.	75,155
5,025	John Bean Technologies Corp.	85,928
7,408	Kadant, Inc.*	145,641
8,953	Kaman Corp.	241,283
5,902	KAR Auction Services, Inc.*	76,018
7,771	Kaydon Corp.	270,975
15,192	Kforce, Inc.*	228,032
2,276	KHD Humboldt Wedag International AG (Germany)	20,847
25,483	Kimball International, Inc., Class B	154,937
14,818	Kirby Corp.*	637,026
10,105	Knight Transportation, Inc.	180,576
19,486	Knoll, Inc.	295,603
13,578	Korn/Ferry International*	239,380
4,273	LaBarge, Inc.*	54,224
7,347	Ladish Co., Inc.*	235,031
9,881	Landstar System, Inc.	371,723
3,633	Lawson Products, Inc.	66,956
8,449	Layne Christensen Co.*	236,065
4,096	LB Foster Co., Class A*	135,250
2,442	Lindsay Corp.	140,781
3,450	LMI Aerospace, Inc.*	56,339
16,034	LSI Industries, Inc.	148,315
11,477	Lydall, Inc.*	85,274
7,766	M&F Worldwide Corp.*	208,750
30,217	Macquarie Infrastructure Co. LLC*	546,323
7,125	Marten Transport Ltd.	151,335
14,408	MasTec, Inc.*	175,778
7,910	McGrath Rentcorp	200,202
15,183	Metalico, Inc.*	65,894
3,933	Michael Baker Corp.*	128,530
2,637	Middleby Corp. (The)*	196,878
7,393	Miller Industries, Inc.	99,510
9,199	Mine Safety Appliances Co.	259,044
17,674	Mobile Mini, Inc.*	308,058
21,333	Mueller Industries, Inc.	627,190
76,827	Mueller Water Products, Inc., Class A	232,018
4,772	MYR Group, Inc.*	74,396
9,109	NACCO Industries, Inc., Class A	904,159
20,947	Navigant Consulting, Inc.*	191,665
34,469	Navios Maritime Holdings, Inc. (Greece)	206,469
157,770	NCI Building Systems, Inc.*	1,563,501
3,803	Nordson Corp.	296,710
5,747	Northwest Pipe Co.*	108,159

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
40,634	OceanFreight, Inc., Class A (Marshall Islands)*	$40,228
20,420	Old Dominion Freight Line, Inc.*	572,781
16,778	On Assignment, Inc.*	94,796
14,227	Orbital Sciences Corp.*	231,047
3,535	Orion Marine Group, Inc.*	44,223
51,680	Pacer International, Inc.*	287,858
18,012	Paragon Shipping, Inc., Class A	67,185
9,681	Park-Ohio Holdings Corp.*	153,831
370	Patriot Transportation Holding, Inc.*	25,164
11,959	Pike Electric Corp.*	90,410
19,519	Pinnacle Airlines Corp.*	112,429
12,149	Polypore International, Inc.*	404,197
3,662	Powell Industries, Inc.*	113,009
1,017	Preformed Line Products Co.	43,456
10,317	Quanex Building Products Corp.	185,912
5,931	RailAmerica, Inc.*	68,800
3,783	Raven Industries, Inc.	155,557
5,237	RBC Bearings, Inc.*	174,497
53,105	Republic Airways Holdings, Inc.*	493,346
12,121	Resources Connection, Inc.	196,239
6,103	Robbins & Myers, Inc.	177,170
6,429	Rollins, Inc.	167,475
7,977	Rush Enterprises, Inc., Class B*	119,735
19,402	Rush Enterprises, Inc., Class A*	308,298
7,514	Safe Bulkers, Inc. (Marshall Islands)	63,493
15,923	Saia, Inc.*	230,565
10,895	Sauer-Danfoss, Inc.*	240,888
4,749	Schawk, Inc.	92,226
14,308	School Specialty, Inc.*	191,727
28,792	Seaspan Corp. (Hong Kong)	387,828
45,595	SFN Group, Inc.*	345,610
9,884	Simpson Manufacturing Co., Inc.	262,717
4,742	Standard Parking Corp.*	81,041
21,654	Standard Register Co. (The)	69,509
6,001	Standex International Corp.	161,607
40,114	Star Bulk Carriers Corp.	117,133
8,725	Stericycle, Inc.*	625,932
4,361	Sterling Construction Co., Inc.*	53,204
1,954	Sun Hydraulics Corp.	60,711
6,273	Sykes Enterprises, Inc.*	104,195
7,213	TAL International Group, Inc.	202,108
32,743	TBS International PLC, Class A (Ireland)*	135,556
5,613	Team, Inc.*	111,362
14,892	Tecumseh Products Co., Class A*	192,851
4,302	Tecumseh Products Co., Class B*	52,312
12,356	Teledyne Technologies, Inc.*	513,639
6,109	Tennant Co.	204,957
16,171	Tetra Tech, Inc.*	340,561
3,862	Textainer Group Holdings Ltd.	100,335
11,252	Thermadyne Holdings Corp.*	169,680

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,470	Titan International, Inc.	$265,020
5,616	Titan Machinery, Inc.*	109,175
8,779	Toro Co. (The)	498,296
5,705	Towers Watson & Co., Class A	293,351
12,401	Tredegar Corp.	239,215
1,885	Trex Co., Inc.*	33,836
15,335	Trimas Corp.*	242,753
7,945	Triumph Group, Inc.	664,123
20,945	TrueBlue, Inc.*	294,277
6,455	Twin Disc, Inc.	131,424
23,779	Ultrapetrol Bahamas Ltd.*	154,801
5,361	UniFirst Corp.	246,767
8,043	Universal Forest Products, Inc.	242,416
5,745	Universal Truckload Services, Inc.*	82,441
3,776	US Ecology, Inc.	61,247
6,175	USA Truck, Inc.*	84,721
3,653	Valmont Industries, Inc.	288,039
4,310	Verisk Analytics, Inc., Class A*	128,481
11,544	Viad Corp.	230,418
6,483	Vicor Corp.	115,462
15,275	Volt Information Sciences, Inc.*	123,422
1,290	VSE Corp.	45,473
53,202	Wabash National Corp.*	428,808
17,058	WABCO Holdings, Inc.*	791,832
7,899	Wabtec Corp.	369,989
7,023	Watsco, Inc.	393,077
12,528	Watts Water Technologies, Inc., Class A	440,610
3,660	Willis Lease Finance Corp.*	44,908
12,123	Woodward Governor Co.	379,935
16,487	YRC Worldwide, Inc.*	72,708
		57,765,931
	Information Technology—17.3%
6,761	ACI Worldwide, Inc.*	164,766
3,234	Acme Packet, Inc.*	127,905
6,034	Actel Corp.*	125,869
25,139	Acxiom Corp.*	441,189
11,495	ADTRAN, Inc.	370,944
10,912	Advanced Energy Industries, Inc.*	156,696
2,493	Advent Software, Inc.*	133,924
11,627	Agilysys, Inc.*	69,762
16,153	Anadigics, Inc.*	109,356
5,091	Anaren, Inc.*	85,172
2,191	Ancestry.com, Inc.*	58,434
8,832	ANSYS, Inc.*	399,648
9,798	Applied Micro Circuits Corp.*	98,666
10,707	Ariba, Inc.*	201,077
39,802	Arris Group, Inc.*	370,557
5,550	AsiaInfo-Linkage, Inc.*	123,321
6,585	Atheros Communications, Inc.*	204,398
103,620	Atmel Corp.*	918,073

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,442	ATMI, Inc.*	$166,840
12,573	Avago Technologies Ltd. (Singapore)*	310,302
23,218	Aviat Networks, Inc.*	105,642
16,462	Avid Technology, Inc.*	207,750
77,682	Axcelis Technologies, Inc.*	167,016
3,327	Bel Fuse, Inc., Class B	75,889
8,313	Black Box Corp.	275,992
5,295	Blackbaud, Inc.	134,440
2,585	Blackboard, Inc.*	107,898
3,403	Blue Coat Systems, Inc.*	91,779
16,718	Brooks Automation, Inc.*	113,515
5,107	Cabot Microelectronics Corp.*	197,283
58,606	Cadence Design Systems, Inc.*	496,393
4,041	Canadian Solar, Inc. (Canada)*	56,453
1,520	Cass Information Systems, Inc.	52,486
10,623	CDC Corp., Class A (Cayman Islands)*	48,441
12,299	Checkpoint Systems, Inc.*	270,578
14,304	China Security & Surveillance Technology, Inc. (China)*	77,242
71,387	CIBER, Inc.*	261,990
12,409	Ciena Corp.*	172,361
9,925	Cirrus Logic, Inc.*	127,536
4,974	Cogent, Inc.*	52,326
8,264	Cognex Corp.	220,649
8,147	Cogo Group, Inc.*	61,999
7,155	Coherent, Inc.*	300,224
6,497	Cohu, Inc.	93,232
61,530	Compuware Corp.*	615,915
8,004	Comtech Telecommunications Corp.	246,683
4,066	Concur Technologies, Inc.*	209,887
4,887	CPI International, Inc.*	69,004
6,974	Cree, Inc.*	357,696
8,419	CSG Systems International, Inc.*	163,665
17,482	CTS Corp.	177,442
7,277	Cymer, Inc.*	268,885
23,740	Cypress Semiconductor Corp.*	334,734
14,026	Daktronics, Inc.	153,164
7,246	DealerTrack Holdings, Inc.*	139,993
2,923	Deltek, Inc.*	22,975
3,646	DG Fastchannel, Inc.*	85,863
7,701	Diamond Management & Technology Consultants, Inc.	96,031
4,841	Dice Holdings, Inc.*	43,811
8,465	Digi International, Inc.*	81,772
9,597	Digital River, Inc.*	357,584
7,016	Diodes, Inc.*	154,212
13,285	DSP Group, Inc.*	95,121
6,281	Dynamics Research Corp.*	70,975
47,484	EarthLink, Inc.	426,881
6,606	Electro Rent Corp.	98,165
9,136	Electro Scientific Industries, Inc.*	106,160

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,037	Electronics for Imaging, Inc.*	$233,237
7,499	EMS Technologies, Inc.*	133,782
21,053	Emulex Corp.*	240,004
24,493	Energy Conversion Devices, Inc.*	110,463
40,126	Entegris, Inc.*	239,953
17,744	Epicor Software Corp.*	166,794
11,037	EPIQ Systems, Inc.	129,354
5,575	Equinix, Inc.*	469,638
13,505	Euronet Worldwide, Inc.*	243,900
82,215	Evergreen Solar, Inc.*	76,460
9,385	Exar Corp.*	62,410
1,086	ExlService Holdings, Inc.*	20,688
30,138	Extreme Networks, Inc.*	96,140
5,570	F5 Networks, Inc.*	655,589
3,598	FactSet Research Systems, Inc.	315,832
11,019	Fair Isaac Corp.	264,897
3,199	FARO Technologies, Inc.*	77,224
10,116	FEI Co.*	220,124
8,175	Finisar Corp.*	139,057
9,710	FormFactor, Inc.*	94,478
2,708	Forrester Research, Inc.*	89,554
7,162	Gartner, Inc.*	226,964
23,240	Genpact Ltd.*	369,516
18,990	Gerber Scientific, Inc.*	127,043
21,390	GigaMedia Ltd. (Taiwan)*	37,005
16,599	Global Cash Access Holdings, Inc.*	60,420
9,901	Global Payments, Inc.	385,743
7,717	Globecomm Systems, Inc.*	69,067
9,997	GSI Commerce, Inc.*	244,127
24,197	Harmonic, Inc.*	168,895
12,591	Heartland Payment Systems, Inc.	179,799
1,914	Hittite Microwave Corp.*	98,896
2,755	Hughes Communications, Inc.*	78,214
22,572	Hutchinson Technology, Inc.*	76,971
16,602	Hypercom Corp.*	98,948
3,865	iGATE Corp.	79,001
46,015	Imation Corp.*	448,186
11,193	Infinera Corp.*	91,671
7,915	Informatica Corp.*	322,061
9,054	InfoSpace, Inc.*	76,416
48,626	Integrated Device Technology, Inc.*	286,407
5,152	InterDigital, Inc.*	172,953
12,546	Intermec, Inc.*	146,161
17,638	Internap Network Services Corp.*	88,190
22,098	International Rectifier Corp.*	513,337
8,685	Internet Brands, Inc., Class A*	114,989
31,990	Intersil Corp., Class A	418,749
4,646	Intevac, Inc.*	46,925
1,853	IPG Photonics Corp.*	41,692
6,696	Itron, Inc.*	406,916
5,015	Ixia*	78,485

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,061	IXYS Corp.*	$62,065
6,353	j2 Global Communications, Inc.*	167,402
18,513	Jack Henry & Associates, Inc.	502,813
5,869	JDA Software Group, Inc.*	148,486
32,523	JDS Uniphase Corp.*	341,817
6,455	Kenexa Corp.*	118,062
7,754	Knot, Inc. (The)*	70,096
15,130	Kulicke & Soffa Industries, Inc.*	94,109
27,366	L-1 Identity Solutions, Inc.*	322,645
28,226	Lattice Semiconductor Corp.*	137,178
30,302	Lawson Software, Inc.*	269,688
11,361	Lender Processing Services, Inc.	327,651
22,712	Lionbridge Technologies, Inc.*	113,560
3,445	Liquidity Services, Inc.*	55,120
5,053	Littelfuse, Inc.*	214,399
4,675	Loral Space & Communications, Inc.*	260,070
4,034	Manhattan Associates, Inc.*	124,167
7,787	ManTech International Corp., Class A*	305,328
3,131	MAXIMUS, Inc.	189,833
5,172	Measurement Specialties, Inc.*	115,542
31,893	Mentor Graphics Corp.*	344,444
5,549	Mercury Computer Systems, Inc.*	87,896
11,088	Methode Electronics, Inc.	103,008
7,845	Micrel, Inc.	93,434
11,397	MICROS Systems, Inc.*	517,310
15,502	Microsemi Corp.*	310,040
1,589	MicroStrategy, Inc., Class A*	144,011
15,629	MKS Instruments, Inc.*	322,739
23,352	ModusLink Global Solutions, Inc.*	154,824
3,999	Monolithic Power Systems, Inc.*	64,264
4,842	Monotype Imaging Holdings, Inc.*	46,144
4,671	MTS Systems Corp.	153,069
3,633	Multi-Fineline Electronix, Inc.*	88,936
47,936	Nam Tai Electronics, Inc. (Hong Kong)*	231,052
7,693	National Instruments Corp.	267,639
2,390	NCI, Inc., Class A*	44,550
22,335	Ness Technologies, Inc.*	107,655
10,218	Net 1 UEPS Technologies, Inc.*	125,988
6,116	NETGEAR, Inc.*	188,434
2,213	Netlogic Microsystems, Inc.*	66,523
5,271	NetScout Systems, Inc.*	123,710
9,394	NeuStar, Inc., Class A*	242,459
12,601	Newport Corp.*	183,093
13,156	Novatel Wireless, Inc.*	137,875
78,558	Novell, Inc.*	465,849
15,148	OmniVision Technologies, Inc.*	410,965
42,844	Openwave Systems, Inc.*	88,259
4,074	Oplink Communications, Inc.*	71,213
32,917	Opnext, Inc.*	49,705
15,751	Orbotech Ltd. (Israel)*	153,257
4,504	OSI Systems, Inc.*	162,144

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,718	Parametric Technology Corp.*	$444,815
6,424	Park Electrochemical Corp.	173,448
3,591	PC Connection, Inc.*	30,236
9,771	PC Mall, Inc.*	60,776
6,360	Perficient, Inc.*	67,162
7,211	Pericom Semiconductor Corp.*	67,928
49,805	Photronics, Inc.*	312,775
8,469	Plantronics, Inc.	303,868
10,908	Plexus Corp.*	331,058
34,345	PMC - Sierra, Inc.*	264,113
15,965	Polycom, Inc.*	539,298
2,247	Power Integrations, Inc.	76,757
24,731	Power-One, Inc.*	257,450
90,809	Powerwave Technologies, Inc.*	197,964
9,310	PRGX Global, Inc.*	55,860
8,684	Progress Software Corp.*	324,521
20,786	QLogic Corp.*	365,210
53,873	Quantum Corp.*	182,091
15,239	Quest Software, Inc.*	398,805
6,501	Rackspace Hosting, Inc.*	162,265
7,517	Radiant Systems, Inc.*	146,657
9,205	RadiSys Corp.*	89,933
26,891	RealNetworks, Inc.*	80,673
8,994	Red Hat, Inc.*	380,086
2,402	Renaissance Learning, Inc.	33,556
51,063	RF Micro Devices, Inc.*	372,249
3,848	Riverbed Technology, Inc.*	221,414
9,407	Rofin-Sinar Technologies, Inc.*	262,737
4,194	Rogers Corp.*	149,306
12,876	Rovi Corp.*	652,169
13,223	S1 Corp.*	76,958
2,883	Salesforce.com, Inc.*	334,630
12,372	Sapient Corp.	162,816
8,289	SAVVIS, Inc.*	198,853
14,282	ScanSource, Inc.*	427,603
8,779	Seachange International, Inc.*	70,583
9,503	Semtech Corp.*	203,459
7,958	Sigma Designs, Inc.*	90,801
7,442	Silicon Graphics International Corp.*	56,336
47,746	Silicon Image, Inc.*	293,638
3,623	Silicon Laboratories, Inc.*	144,558
5,428	SINA Corp. (China)*	305,596
26,107	Skyworks Solutions, Inc.*	598,111
19,964	SMART Modular Technologies (WWH), Inc.*	147,534
3,737	Sohu.com, Inc.*	278,406
7,967	Solera Holdings, Inc.	382,814
56,982	Sonus Networks, Inc.*	177,214
15,564	SRA International, Inc., Class A*	311,436
6,962	Standard Microsystems Corp.*	168,063
11,435	StarTek, Inc.*	46,655

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,811	STEC, Inc.*	$90,652
10,261	SunPower Corp., Class A*	139,960
7,980	SunPower Corp., Class B*	105,336
5,359	Super Micro Computer, Inc.*	59,592
2,483	Supertex, Inc.*	58,326
7,559	Sycamore Networks, Inc.	230,474
13,023	Symmetricom, Inc.*	81,133
4,440	Synaptics, Inc.*	119,569
2,484	Synchronoss Technologies, Inc.*	52,934
2,361	Syntel, Inc.	115,358
32,366	Take-Two Interactive Software, Inc.*	345,022
4,044	Taleo Corp., Class A*	116,022
39,553	Technitrol, Inc.	181,944
13,201	Tekelec*	171,877
9,986	TeleCommunication Systems, Inc., Class A*	54,024
13,035	TeleTech Holdings, Inc.*	197,871
2,444	Telvent GIT SA (Spain)*	62,004
34,811	Teradyne, Inc.*	391,276
4,926	Tessco Technologies, Inc.	74,383
12,074	Tessera Technologies, Inc.*	238,220
49,786	THQ, Inc.*	199,144
33,345	TIBCO Software, Inc.*	640,891
6,337	TNS, Inc.*	121,290
22,970	Trident Microsystems, Inc.*	42,724
27,402	TriQuint Semiconductor, Inc.*	282,241
24,693	TTM Technologies, Inc.*	258,783
3,037	Tyler Technologies, Inc.*	61,985
6,896	Ultra Clean Holdings, Inc.*	51,927
4,511	Ultratech, Inc.*	82,596
38,887	United Online, Inc.	240,322
166,967	UTStarcom, Inc.*	337,273
20,405	ValueClick, Inc.*	280,773
9,447	Varian Semiconductor Equipment Associates, Inc.*	308,633
4,356	Veeco Instruments, Inc.*	182,299
6,459	VeriFone Systems, Inc.*	218,508
17,353	Verigy Ltd. (Singapore)*	158,953
7,265	ViaSat, Inc.*	299,100
1,652	VistaPrint NV (Netherlands)*	69,500
4,103	WebMD Health Corp.*	214,505
4,270	Websense, Inc.*	85,912
40,616	Westell Technologies, Inc., Class A*	119,005
14,342	Wright Express Corp.*	540,837
9,842	X-Rite, Inc.*	39,860
14,406	Xyratex Ltd. (Bermuda)*	223,005
12,173	Zebra Technologies Corp., Class A*	435,550
14,787	Zoran Corp.*	104,692
		51,874,005
	Materials—5.8%
15,080	A. Schulman, Inc.	327,236

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,093	A.M. Castle & Co.*	$217,032
3,328	AEP Industries, Inc.*	81,103
7,168	AMCOL International Corp.	198,840
8,262	American Vanguard Corp.	60,891
10,832	Arch Chemicals, Inc.	384,644
54,734	Boise, Inc.*	396,822
10,172	Brush Engineered Materials, Inc.*	337,202
17,241	Buckeye Technologies, Inc.	311,200
6,094	Calgon Carbon Corp.*	91,471
14,438	Carpenter Technology Corp.	514,859
2,545	Clearwater Paper Corp.*	205,509
30,864	Coeur d'Alene Mines Corp.*	636,107
3,810	Compass Minerals International, Inc.	300,495
1,696	Deltic Timber Corp.	79,169
14,843	Eagle Materials, Inc.	348,217
54,294	Ferro Corp.*	744,914
14,780	General Steel Holdings, Inc. (China)*	43,897
27,054	Georgia Gulf Corp.*	547,302
7,652	Globe Specialty Metals, Inc.	118,912
17,095	H.B. Fuller Co.	352,841
5,486	Haynes International, Inc.	198,922
63,686	Headwaters, Inc.*	216,532
35,644	Hecla Mining Co.*	245,587
15,071	Horsehead Holding Corp.*	164,726
5,594	Innophos Holdings, Inc.	205,412
13,979	Innospec, Inc.*	236,664
5,997	Intrepid Potash, Inc.*	205,877
5,030	Kaiser Aluminum Corp.	226,300
6,278	KapStone Paper and Packaging Corp.*	80,358
7,468	Koppers Holdings, Inc.	208,208
8,926	Kraton Performance Polymers, Inc.*	289,738
10,569	Landec Corp.*	66,479
6,553	LSB Industries, Inc.*	146,460
56,488	Mercer International, Inc.*	299,386
5,942	Minerals Technologies, Inc.	348,617
15,596	Myers Industries, Inc.	137,713
9,947	Neenah Paper, Inc.	152,686
3,291	NewMarket Corp.	390,049
2,149	NL Industries, Inc.	24,692
7,143	Olympic Steel, Inc.	160,146
14,579	OM Group, Inc.*	485,043
20,690	Omnova Solutions, Inc.*	165,106
18,195	P.H. Glatfelter Co.	226,346
5,351	Penford Corp.*	31,785
56,855	PolyOne Corp.*	734,567
52,278	Qiao Xing Universal Resources, Inc. (China)*	92,532
5,697	Quaker Chemical Corp.	207,485
4,248	Royal Gold, Inc.	210,319
11,046	RTI International Metals, Inc.*	343,531
10,533	Schnitzer Steel Industries, Inc., Class A	544,451

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,953	Schweitzer-Mauduit International, Inc.	$317,884
17,686	Sensient Technologies Corp.	571,435
6,926	Shengda Tech, Inc.*	43,842
26,944	Solutia, Inc.*	487,956
24,466	Spartech Corp.*	206,982
4,363	Stepan Co.	294,241
9,903	Stillwater Mining Co.*	176,273
3,417	STR Holdings, Inc.*	84,912
7,178	Sutor Technology Group Ltd.*	15,074
9,193	Terra Nova Royalty Corp. (Canada)*	72,441
8,702	Texas Industries, Inc.	297,347
18,811	Titanium Metals Corp.*	369,824
430	United States Lime & Minerals, Inc.*	17,415
3,835	Universal Stainless & Alloy Products, Inc.*	110,985
22,967	US Gold Corp.*	120,117
3,274	Valhi, Inc.	66,069
13,013	Verso Paper Corp.*	47,628
3,489	Walter Energy, Inc.	306,892
29,683	Wausau Paper Corp.	250,525
2,753	Zep, Inc.	49,939
10,861	Zoltek Cos., Inc.*	104,266
		17,356,427
	Telecommunication Services—1.4%
2,061	AboveNet, Inc.*	117,250
31,679	Alaska Communications Systems Group, Inc.	317,740
2,003	Atlantic Tele-Network, Inc.	84,647
4,986	Cbeyond, Inc.*	67,560
148,020	Cincinnati Bell, Inc.*	362,649
14,276	Clearwire Corp., Class A*	101,217
4,373	Cogent Communications Group, Inc.*	47,447
9,893	Consolidated Communications Holdings, Inc.	183,218
38,741	General Communication, Inc., Class A*	404,844
12,196	Global Crossing Ltd.*	165,866
25,240	Globalstar, Inc.*	40,384
26,976	IDT Corp., Class B*	396,008
6,294	Iridium Communications, Inc.*	51,926
4,036	Neutral Tandem, Inc.*	59,006
8,420	NTELOS Holdings Corp.	152,992
40,974	PAETEC Holding Corp.*	172,910
25,918	Premiere Global Services, Inc.*	177,020
7,295	SBA Communications Corp., Class A*	286,402
5,128	Shenandoah Telecommunications Co.	93,586
16,341	SureWest Communications*	130,728
14,333	Syniverse Holdings, Inc.*	437,013
25,004	USA Mobility, Inc.	420,817
		4,271,230
	Utilities—2.0%
15,031	ALLETE, Inc.	546,828
6,250	American States Water Co.	233,437
6,283	California Water Service Group	234,607

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,616	Central Vermont Public Service Corp.	$133,775
8,984	CH Energy Group, Inc.	408,323
2,917	Chesapeake Utilities Corp.	107,025
2,716	Connecticut Water Service, Inc.	66,298
19,656	El Paso Electric Co.*	483,538
19,206	Empire District Electric Co. (The)	404,094
6,910	ITC Holdings Corp.	432,635
13,667	Laclede Group, Inc. (The)	479,848
8,528	MGE Energy, Inc.	345,810
5,447	Middlesex Water Co.	97,283
9,749	Northwest Natural Gas Co.	480,528
3,469	Ormat Technologies, Inc.	98,901
20,876	Otter Tail Corp.	428,376
4,946	SJW Corp.	119,693
8,621	South Jersey Industries, Inc.	434,154
14,231	UIL Holdings Corp.	412,130
4,341	Unitil Corp.	94,287
		6,041,570
	Total Common Stocks and Other Equity Interests (Cost $281,452,796)	298,691,449
	Rights—0.3%
	Financials—0.3%
2,163,845	Pacific Capital Bancorp, expiring 11/19/10* (Cost $337,419)	952,092
	Money Market Fund—0.1%
297,637	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $297,637)	297,637
	Total Investments (Cost $282,087,852)—100.1%	299,941,178
	Liabilities in excess of other assets—(0.1%)	(222,339)
	Net Assets—100.0%	$299,718,839

Investment Abbreviations:

REIT  Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

38

Portfolio Composition

PowerShares NXQ Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Information Technology	36.6
Consumer Discretionary	21.6
Health Care	17.2
Industrials	8.4
Consumer Staples	6.7
Telecommunication Services	5.7
Materials	3.9
Other	(0.1)

Schedule of Investments

PowerShares NXQ Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—21.6%
4,932	CTC Media, Inc.	$116,395
4,647	Ctrip.com International Ltd. ADR (China)*	241,969
4,312	Discovery Communications, Inc., Class A*	192,358
4,017	Dollar Tree, Inc.*	206,112
3,781	Liberty Global, Inc., Class A*	142,884
4,529	LKQ Corp.*	98,461
1,657	Netflix, Inc.*	287,490
3,751	PetSmart, Inc.	140,400
123,043	Sirius XM Radio, Inc.*	183,949
		1,610,018
	Consumer Staples—6.7%
4,176	Green Mountain Coffee Roasters, Inc.*	137,766
2,790	Hansen Natural Corp.*	142,876
5,438	Whole Foods Market, Inc.*	216,161
		496,803
	Health Care—17.2%
2,851	Alexion Pharmaceuticals, Inc.*	194,723
4,557	Dendreon Corp.*	166,330
3,651	Endo Pharmaceuticals Holdings, Inc.*	134,138
5,953	Human Genome Sciences, Inc.*	160,017
1,825	IDEXX Laboratories, Inc.*	109,427
2,900	Perrigo Co.	191,052
3,761	Pharmaceutical Product Development, Inc.	97,071
1,699	Shire PLC ADR	119,100
1,786	United Therapeutics Corp.*	107,160
		1,279,018
	Industrials—8.4%
3,236	BE Aerospace, Inc.*	118,956
2,563	Bucyrus International, Inc.	174,694
2,670	Copart, Inc.*	90,406

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,529	R.R. Donnelley & Sons Co.	$120,460
3,745	Ryanair Holdings PLC ADR (Ireland)	122,199
		626,715
	Information Technology—36.6%
5,747	Akamai Technologies, Inc.*	296,948
2,875	ANSYS, Inc.*	130,094
3,416	ASML Holding NV (Netherlands)	113,377
3,420	Cree, Inc.*	175,412
1,443	Equinix, Inc.*	121,558
2,545	F5 Networks, Inc.*	299,547
2,928	Informatica Corp.*	119,140
31,457	Micron Technology, Inc.*	260,149
2,535	MICROS Systems, Inc.*	115,064
2,330	NetEase.com, Inc. ADR (China)*	97,394
9,300	Nuance Communications, Inc.*	146,103
13,641	ON Semiconductor Corp.*	104,626
3,265	Rovi Corp.*	165,372
5,652	Skyworks Solutions, Inc.*	129,487
4,667	Synopsys, Inc.*	119,382
8,341	Telefonaktiebolaget LM Ericsson ADR (Sweden)	91,668
3,771	Trimble Navigation Ltd.*	135,153
1,879	WebMD Health Corp.*	98,234
		2,718,708
	Materials—3.9%
2,030	Randgold Resources Ltd. ADR (Channel Islands)	190,657
6,861	Steel Dynamics, Inc.	99,622
		290,279
	Telecommunication Services—5.7%
3,626	SBA Communications Corp., Class A*	142,357
4,797	tw telecom, inc.*	88,265

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares NXQ Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,288	Windstream Corp.	$193,546
		424,168
	Total Investments (Cost $7,013,565)—100.1%	7,445,709
	Liabilities in excess of other assets—(0.1%)	(7,122)
	Net Assets—100.0%	$7,438,587

Investment Abbreviations:

ADR  American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

40

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Statements of Assets and Liabilities

October 31, 2010 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio
ASSETS:
Unaffiliated investments, at value	$23,637,087	$185,634,493	$39,436,126
Affiliated investments, at value (Note 4)	—	—	—
Total investments, at value	23,637,087	185,634,493	39,436,126
Receivables:
Dividends	12,217	76,953	7,392
Expense waivers	10,287	7,305	9,920
Investments sold	—	2,056,499	—
Foreign tax reclaims	—	—	—
Total Assets	23,659,591	187,775,250	39,453,438
LIABILITIES:
Due to custodian	1,139	2,101	1,123
Payables:
Investments purchased	2,146	15,025	—
Shares repurchased	—	2,058,183	—
Accrued advisory fees	10,054	78,164	16,241
Accrued expenses	72,299	160,877	71,044
Total Liabilities	85,638	2,314,350	88,408
NET ASSETS	$23,573,953	$185,460,900	$39,365,030
NET ASSETS CONSIST OF:
Shares of beneficial interest	$45,334,470	$501,886,723	$109,289,881
Undistributed net investment income (loss)	25,077	118,257	53,983
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(24,686,467)	(339,985,670)	(75,894,049)
Net unrealized appreciation (depreciation) on investments	2,900,873	23,441,590	5,915,215
Net Assets	$23,573,953	$185,460,900	$39,365,030
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,050,000	4,500,000	850,000
Net asset value	$22.45	$41.21	$46.31
Share price	$22.46	$41.22	$46.32
Unaffiliated investments, at cost	$20,736,214	$162,192,903	$33,520,911
Affiliated investments, at cost	$—	$—	$—
Total investments, at cost	$20,736,214	$162,192,903	$33,520,911

See Notes to Financial Statements.

42

	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares NXQ Portfolio
ASSETS:
Unaffiliated investments, at value	$821,001,117	$299,941,178	$7,445,709
Affiliated investments, at value (Note 4)	406,962	—	—
Total investments, at value	821,408,079	299,941,178	7,445,709
Receivables:
Dividends	1,128,258	114,607	562
Expense waivers	28,080	17,443	—
Investments sold	—	—	1,487,756
Foreign tax reclaims	3,091	—	—
Total Assets	822,567,508	300,073,228	8,934,027
LIABILITIES:
Due to custodian	95,490	2,453	1,496
Payables:
Investments purchased	169,328	—	—
Shares repurchased	—	—	1,487,717
Accrued advisory fees	199,815	73,074	6,227
Accrued expenses	565,926	278,862	—
Total Liabilities	1,030,559	354,389	1,495,440
NET ASSETS	$821,536,949	$299,718,839	$7,438,587
NET ASSETS CONSIST OF:
Shares of beneficial interest	$989,533,065	$303,628,486	$6,761,277
Undistributed net investment income (loss)	3,125,668	430,696	(6,512)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(168,917,147)	(22,193,669)	251,678
Net unrealized appreciation (depreciation) on investments	(2,204,637)	17,853,326	432,144
Net Assets	$821,536,949	$299,718,839	$7,438,587
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,800,000	5,200,000	250,000
Net asset value	$52.00	$57.64	$29.75
Share price	$52.04	$57.65	$29.68
Unaffiliated investments, at cost	$823,343,688	$282,087,852	$7,013,565
Affiliated investments, at cost	$269,028	$—	$—
Total investments, at cost	$823,612,716	$282,087,852	$7,013,565

43

Statements of Operations

Six Months Ended October 31, 2010 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$220,865	$1,687,306	$180,777
Affiliated dividend income	—	—	—
Foreign withholding tax	—	—	—
Total Income	220,865	1,687,306	180,777
EXPENSES:
Advisory fees	75,080	473,713	91,652
Accounting & administration fees	34,393	34,393	34,393
Professional fees	14,868	18,529	15,160
Custodian & transfer agent fees	10,862	13,423	8,347
Sub-licensing	7,508	28,423	5,499
Trustees	2,997	5,520	3,018
Other expenses	8,597	35,698	10,520
Total Expenses	154,305	609,699	168,589
(Waivers)	(56,701)	(41,244)	(58,607)
Net Expenses	97,604	568,455	109,982
Net Investment Income	123,261	1,118,851	70,795
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,787,217)	(15,230,065)	(2,483,794)
In-kind redemptions	1,865,632	9,480,826	3,271,095
Foreign currency related transactions	—	—	—
Net realized gain (loss)	(921,585)	(5,749,239)	787,301
Net change in unrealized appreciation (depreciation) on: Investments	(690,361)	6,231,076	78,031
Net realized and unrealized gain (loss) on investments	(1,611,946)	481,837	865,332
Net increase (decrease) in net assets resulting from operations	$(1,488,685)	$1,600,688	$936,127

See Notes to Financial Statements.

44

	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares NXQ Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$8,039,906	$1,618,607	$30,400
Affiliated dividend income	2,956	—	—
Foreign withholding tax	(5,146)	(887)	(2,330)
Total Income	8,037,716	1,617,720	28,070
EXPENSES:
Advisory fees	1,001,903	388,120	21,654
Accounting & administration fees	80,343	34,468	—
Professional fees	25,976	19,571	—
Custodian & transfer agent fees	46,828	40,673	—
Sub-licensing	310,937	120,451	—
Trustees	13,198	6,804	—
Other expenses	40,469	17,262	—
Total Expenses	1,519,654	627,349	21,654
(Waivers)	(172,267)	(105,394)	—
Net Expenses	1,347,387	521,955	21,654
Net Investment Income	6,690,329	1,095,765	6,416
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,980,425)	(672,928)	(60,271)
In-kind redemptions	554,060	4,642,309	1,258,380
Foreign currency related transactions	—	(179)	—
Net realized gain (loss)	(2,426,365)	3,969,202	1,198,109
Net change in unrealized appreciation (depreciation) on: Investments	175,706	(13,000,066)	(240,732)
Net realized and unrealized gain (loss) on investments	(2,250,659)	(9,030,864)	957,377
Net increase (decrease) in net assets resulting from operations	$4,439,670	$(7,935,099)	$963,793

45

Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio		PowerShares Dynamic Market Portfolio		PowerShares Dynamic OTC Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$123,261	$135,709	$1,118,851	$2,432,781	$70,795	$5,379
Net realized gain (loss)	(921,585)	7,474,762	(5,749,239)	65,647,496	787,301	9,501,282
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(690,361)	938,651	6,231,076	1,137,502	78,031	3,802,752
Net increase (decrease) in net assets resulting from operations	(1,488,685)	8,549,122	1,600,688	69,217,779	936,127	13,309,413
Undistributed net investment income (loss) included in the price of units issued and redeemed	(12,206)	(5,701)	(38,861)	2,383	(2,721)	(11,386)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(94,362)	(149,699)	(1,183,091)	(2,569,156)	(11,297)	(61,560)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,668,040	34,234,568	102,462,802	440,326,158	18,339,129	45,391,077
Value of shares repurchased	(29,584,161)	(44,212,083)	(147,570,160)	(537,603,548)	(20,533,697)	(57,397,632)
Net income (loss) equalization	12,206	5,701	38,861	(2,383)	2,721	11,386
Net increase (decrease) in net assets resulting from shares transactions	(1,903,915)	(9,971,814)	(45,068,497)	(97,279,773)	(2,191,847)	(11,995,169)
Increase (Decrease) in Net Assets	(3,499,168)	(1,578,092)	(44,689,761)	(30,628,767)	(1,269,738)	1,241,298
NET ASSETS:
Beginning of period	27,073,121	28,651,213	230,150,661	260,779,428	40,634,768	39,393,470
End of period	$23,573,953	$27,073,121	$185,460,900	$230,150,661	$39,365,030	$40,634,768
Undistributed net investment income (loss) at end of period	$25,077	$8,384	$118,257	$221,358	$53,983	$(2,794)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,300,000	1,800,000	2,800,000	12,350,000	450,000	1,200,000
Shares repurchased	(1,450,000)	(2,300,000)	(4,000,000)	(14,950,000)	(500,000)	(1,500,000)
Shares outstanding, beginning of period	1,200,000	1,700,000	5,700,000	8,300,000	900,000	1,200,000
Shares outstanding, end of period	1,050,000	1,200,000	4,500,000	5,700,000	850,000	900,000

See Notes to Financial Statements.

46

	PowerShares FTSE RAFI US 1000 Portfolio		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		PowerShares NXQ Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$6,690,329	$7,089,225	$1,095,765	$1,123,580	$6,416	$(5,490)
Net realized gain (loss)	(2,426,365)	(34,026,720)	3,969,202	23,389,483	1,198,109	196,020
Net increase from payment by affiliate (see Note 3)	—	—	—	818,480	—	—
Net change in unrealized appreciation (depreciation)	175,706	239,935,703	(13,000,066)	60,075,407	(240,732)	806,720
Net increase (decrease) in net assets resulting from operations	4,439,670	212,998,208	(7,935,099)	85,406,950	963,793	997,250
Undistributed net investment income (loss) included in the price of units issued and redeemed	934,794	107,266	75,901	266,740	(12,928)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,558,169)	(7,652,691)	(941,462)	(1,105,854)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	176,696,664	230,021,021	45,407,788	211,958,906	10,848,663	3,558,619
Value of shares repurchased	(2,469,205)	(183,381,082)	(20,947,549)	(106,523,770)	(7,125,982)	(3,558,619)
Net income (loss) equalization	(934,794)	(107,266)	(75,901)	(266,740)	12,928	—
Net increase (decrease) in net assets resulting from shares transactions	173,292,665	46,532,673	24,384,338	105,168,396	3,735,609	—
Increase (Decrease) in Net Assets	173,108,960	251,985,456	15,583,678	189,736,232	4,686,474	997,250
NET ASSETS:
Beginning of period	648,427,989	396,442,533	284,135,161	94,398,929	2,752,113	1,754,863
End of period	$821,536,949	$648,427,989	$299,718,839	$284,135,161	$7,438,587	$2,752,113
Undistributed net investment income (loss) at end of period	$3,125,668	$10,587,174	$430,696	$200,492	$(6,512)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,600,000	4,700,000	850,000	4,050,000	400,000	150,000
Shares repurchased	(50,000)	(3,850,000)	(400,000)	(2,000,000)	(250,000)	(150,000)
Shares outstanding, beginning of period	12,250,000	11,400,000	4,750,000	2,700,000	100,000	100,000
Shares outstanding, end of period	15,800,000	12,250,000	5,200,000	4,750,000	250,000	100,000

47

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.56	$16.85		$25.08	$28.02	$25.37
Net investment income**	0.09	0.09		0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	(0.13)	5.71		(8.24)	(2.87)	2.55
Total from investment operations	(0.04)	5.80		(8.10)	(2.73)	2.70
Distributions to shareholders from:
Net investment income	(0.07)	(0.09)		(0.13)	(0.20)	(0.05)
Return of capital	—	—		—	(0.01)	—
Total distributions	(0.07)	(0.09)		(0.13)	(0.21)	(0.05)
Net asset value at end of period	$22.45	$22.56		$16.85	$25.08	$28.02
Share price at end of period***	$22.46	$22.56		$16.84
NET ASSET VALUE TOTAL RETURN****	(0.16)%	34.54%		(32.40)%	(9.81)%	10.67%
SHARE PRICE TOTAL RETURN****	(0.12)%	34.62%		(32.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,574	$27,073		$28,651	$62,700	$81,269
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%		0.65%	0.67%	0.67%†
Expenses, prior to (Waivers) and/or Recapture	1.03%†	0.98%		0.87%	0.72%	0.84%†
Net investment income, after (Waivers) and/or Recapture	0.82%†	0.45%		0.70%	0.53%	1.04%†
Portfolio turnover rate ††	78%	98%		102%	76%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.02

PowerShares Dynamic Market Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,
	(Unaudited)	2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$40.38	$31.42	$48.12	$53.32	$47.87	$39.11
Net investment income**	0.23	0.33	0.50	0.37	0.42	0.34
Net realized and unrealized gain (loss) on investments	0.85	8.97	(16.72)	(5.09)	5.35	8.75
Total from investment operations	1.08	9.30	(16.22)	(4.72)	5.77	9.09
Distributions to shareholders from:
Net investment income	(0.25)	(0.34)	(0.48)	(0.48)	(0.32)	(0.33)
Net asset value at end of period	$41.21	$40.38	$31.42	$48.12	$53.32	$47.87
Share price at end of period***	$41.22	$40.38	$31.41
NET ASSET VALUE TOTAL RETURN****	2.71%	29.75%	(33.86)%	(8.93)%	12.12%	23.30%
SHARE PRICE TOTAL RETURN****	2.74%	29.80%	(33.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$185,461	$230,151	$260,779	$620,703	$973,105	$919,156
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60%†	0.60%	0.60%	0.58%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.64%†	0.60%	0.60%	0.59%	0.62%	0.63%
Net investment income, after (Waivers) and/or Recapture	1.18%†	0.92%	1.28%	0.72%	0.87%	0.76%
Portfolio turnover rate ††	86%	98%	113%	121%	114%	103%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.00 (a)	$(0.01)	$(0.01)	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

48

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,
	(Unaudited)		2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$45.15		$32.83	$46.92	$55.03	$53.60	$42.38
Net investment income (loss)**	0.08		0.01	0.03	(0.11)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	1.09		12.36	(14.12)	(7.94)	1.50	11.30
Total from investment operations	1.17		12.37	(14.09)	(8.05)	1.43	11.28
Distributions to shareholders from:
Net investment income	(0.01)		(0.05)	—	—	—	(0.02)
Return of capital	—		—	—	(0.06)	—	(0.04)
Total distributions	(0.01)		(0.05)	—	(0.06)	—	(0.06)
Net asset value at end of period	$46.31		$45.15	$32.83	$46.92	$55.03	$53.60
Share price at end of period***	$46.32		$45.15	$32.83
NET ASSET VALUE TOTAL RETURN****	2.60%		37.73%	(30.03)%	(14.65)%	2.67%	26.63%
SHARE PRICE TOTAL RETURN****	2.62%		37.73%	(30.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$39,365		$40,635	$39,393	$96,187	$159,599	$222,440
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60	%†	0.60%	0.59%	0.59%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.92	%†	0.85%	0.74%	0.64%	0.69%	0.69%
Net investment income (loss), after (Waivers) and/or Recapture	0.39	%†	0.01%	0.08%	(0.21)%	(0.15)%	(0.04)%
Portfolio turnover rate ††	57%		90%	77%	60%	107%	77%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$(0.02)	$(0.01)	$0.03	—

PowerShares FTSE RAFI US 1000 Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period December 19, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$52.93	$34.78	$55.15	$60.99	$52.44	$49.64
Net investment income**	0.48	0.62	0.97	0.89	0.78	0.24
Net realized and unrealized gain (loss) on investments	(1.01)	18.21	(20.26)	(5.96)	8.38	2.68
Total from investment operations	(0.53)	18.83	(19.29)	(5.07)	9.16	2.92
Distributions to shareholders from:
Net investment income	(0.40)	(0.68)	(1.08)	(0.77)	(0.61)	(0.12)
Net asset value at end of period	$52.00	$52.93	$34.78	$55.15	$60.99	$52.44
Share price at end of period***	$52.04	$52.96	$34.78
NET ASSET VALUE TOTAL RETURN****	(0.97)%	54.57%	(35.26)%	(8.42)%	17.60%	5.89%
SHARE PRICE TOTAL RETURN****	(0.95)%	54.66%	(35.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$821,537	$648,428	$396,443	$876,964	$1,055,189	$104,883
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.39%†	0.39%	0.58%	0.67%	0.70%	0.76	%†
Expenses, prior to (Waivers) and/or Recapture	0.44%†	0.45%	0.60%	0.66%	0.71%	1.00	%†
Net investment income, after (Waivers) and/or Recapture	1.94%†	1.38%	2.34%	1.50%	1.40%	1.38	%†
Portfolio turnover rate ††	2%	24%	15%	12%	8%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.07	$0.01	$(0.07)	$(0.04)	$0.33	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

49

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period September 20, 2006* Through
	(Unaudited)	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$59.82	$34.96		$50.36	$57.12	$50.52
Net investment income**	0.22	0.32		0.46	0.50	0.27
Net realized and unrealized gain (loss) on investments	(2.21)	24.88		(15.42)	(6.81)	6.50
Total from investment operations	(1.99)	25.20		(14.96)	(6.31)	6.77
Distributions to shareholders from:
Net investment income	(0.19)	(0.34)		(0.44)	(0.45)	(0.17)
Net asset value at end of period	$57.64	$59.82		$34.96	$50.36	$57.12
Share price at end of period***	$57.65	$59.79		$34.90
NET ASSET VALUE TOTAL RETURN****	(3.30)%	72.38	%(a)	(29.79)%	(11.10)%	13.42%
SHARE PRICE TOTAL RETURN****	(3.24)%	72.59%		(29.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$299,719	$284,135		$94,399	$130,944	$85,680
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.39%†	0.39%		0.58%	0.71%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.47%†	0.51%		0.79%	0.76%	0.92	%†
Net investment income, after (Waivers) and/or Recapture	0.82%†	0.67%		1.22%	0.92%	0.83	%†
Portfolio turnover rate ††	4%	16%		15%	42%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.02	$0.08		$0.00 (b)	$0.09	$0.05

PowerShares NXQ Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,		For the Period April 1, 2008* Through
	(Unaudited)	2010	2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.52	$17.55	$27.58	$25.77
Net investment income (loss)**	0.03	(0.05)	(0.07)	0.03
Net realized and unrealized gain (loss) on investments	2.20	10.02	(9.91)	1.78
Total from investment operations	2.23	9.97	(9.98)	1.81
Distributions to shareholders from:
Net investment income	—	—	(0.03)	—
Return of capital	—	—	(0.02)	—
Total distributions	—	—	(0.05)	—
Net asset value at end of period	$29.75	$27.52	$17.55	$27.58
Share price at end of period***	$29.68	$27.51	$17.52
NET ASSET VALUE TOTAL RETURN****	8.10%	56.81%	(36.21)%	7.02	%(c)
SHARE PRICE TOTAL RETURN****	7.89%	57.02%	(36.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,439	$2,752	$1,755	$2,758
Ratio to average net assets of:
Expenses	0.70%†	0.70%	0.70%	0.70	%†
Net investment income (loss)	0.21%†	(0.25)%	(0.30)%	0.93	%†
Portfolio turnover rate ††	12%	62%	118%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	—	$0.00 (b)	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.

(b)  Amount represents less than $0.005.

(c)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was 5.71%.

See Notes to Financial Statements.

50

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic MagniQuant Portfolio	"Dynamic MagniQuant Portfolio"

PowerShares Dynamic Market Portfolio	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio	"Dynamic OTC Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio	"FTSE RAFI US 1000 Portfolio"

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	"FTSE RAFI US 1500 Small-Mid Portfolio"

PowerShares NXQ Portfolio	"NXQ Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"), except for Shares of the FTSE RAFI US 1500 Small-Mid Portfolio and NXQ Portfolio which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic MagniQuant Portfolio	Dynamic Top 200 IntellidexSM Index

Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

NXQ Portfolio	NASDAQ Q-50 IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. NXQ Portfolio is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NXQ Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The NXQ Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NXQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the FTSE RAFI US 1000 Portfolio, the FTSE RAFI US 1500 Small-Mid Portfolio and the NXQ Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. Each of the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets. The NXQ Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.70% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NXQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust. For the Dynamic MagniQuant Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. The FTSE RAFI US 1000 Portfolio's and the FTSE RAFI US 1500 Small-Mid Portfolio's Expense Cap is 0.39% of the Fund's average daily net assets per year, at least until August 31, 2011, and sub-licensing fees are included in the expenses subject to the Expense Cap. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year at least until August 31, 2011.

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture. The Excess Expense Agreement does not apply to the NXQ Portfolio.

For the year ended April 30, 2010, the Adviser has reimbursed the FTSE RAFI US 1500 Small-Mid Portfolio for an economic loss of $818,480.

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13	04/30/14
Dynamic MagniQuant Portfolio	$272,666	$20,025	$96,659	$99,281	$56,701
FTSE RAFI US 1000 Portfolio	570,520	—	77,826	319,051	173,643
FTSE RAFI US 1500 Small-Mid Portfolio	584,154	47,982	228,798	201,979	105,395

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic MagniQuant Portfolio	NYSE Arca

Dynamic Market Portfolio	NYSE Arca

Dynamic OTC Portfolio	NYSE Arca

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

NXQ Portfolio	The NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NXQ Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the six-month period ended October 31, 2010.

FTSE RAFI US 1000 Portfolio

	Value 04/30/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 10/31/10	Dividend Income
Invesco Ltd.	$279,926	$114,076	$(1,031)	$13,602	$389	$406,962	$2,956

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the six-month period ended October 31, 2010, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic MagniQuant Portfolio
Equity Securities	$23,568,823	$—	$—	$23,568,823
Money Market Fund	68,264	—	—	68,264
Total Investments	23,637,087	—	—	23,637,087
Dynamic Market Portfolio
Equity Securities	185,465,134	—	—	185,465,134
Money Market Fund	169,359	—	—	169,359
Total Investments	185,634,493	—	—	185,634,493
Dynamic OTC Portfolio
Equity Securities	39,383,108	—	—	39,383,108
Money Market Fund	53,018	—	—	53,018
Total Investments	39,436,126	—	—	39,436,126

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1000 Portfolio
Equity Securities	$821,408,079	$—	$—	$821,408,079
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	298,691,359	952,182	—	299,643,541
Money Market Fund	297,637	—	—	297,637
Total Investments	298,988,996	952,182	—	299,941,178
NXQ Portfolio
Equity Securities	7,445,709	—	—	7,445,709

Note 6. Federal Income Tax

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2011	2012	2013	2014	2015	2016	2017	2018	Total*
Dynamic MagniQuant Portfolio	$—	$—	$—	$—	$—	$5,211,608	$10,595,808	$7,188,480	$22,995,896
Dynamic Market Portfolio	225,469	8,920,879	5,021,729	13,686,812	65,552,628	39,899,556	96,635,542	104,032,131	333,974,746
Dynamic OTC Portfolio	252,044	651,452	5,297,385	5,449,844	21,767,708	11,353,752	15,764,010	14,937,370	75,473,565
FTSE RAFI US 1000 Portfolio	—	—	—	—	44,432	1,148,192	44,806,580	49,828,907	95,828,111
FTSE RAFI US 1500 Small-Mid Portfolio	—	—	—	—	5,818	128,460	8,229,508	5,166,956	13,530,742
NXQ Portfolio	—	—	—	—	—	14,131	126,742	737,028	877,901

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 7. Investment Transactions

For the six-month period ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$22,517,902	$22,419,062
Dynamic Market Portfolio	161,905,953	162,627,833
Dynamic OTC Portfolio	21,998,905	20,979,334
FTSE RAFI US 1000 Portfolio	11,898,759	10,291,031
FTSE RAFI US 1500 Small-Mid Portfolio	11,645,771	11,480,220
NXQ Portfolio	791,265	727,397

For the six-month period ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$29,112,674	$31,092,591
Dynamic Market Portfolio	105,603,315	149,849,608
Dynamic OTC Portfolio	19,318,241	22,449,260
FTSE RAFI US 1000 Portfolio	176,132,491	2,460,797
FTSE RAFI US 1500 Small-Mid Portfolio	45,297,505	20,893,254
NXQ Portfolio	8,514,390	4,843,724

Gains and (losses) on in-kind transactions are generally not considered taxable gains/(losses) for Federal income tax purposes.

At October 31, 2010, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic MagniQuant Portfolio	$20,736,214	$2,900,873	$3,081,446	$(180,573)
Dynamic Market Portfolio	162,192,903	23,441,590	23,972,135	(530,545)
Dynamic OTC Portfolio	33,520,911	5,915,215	6,288,167	(372,952)
FTSE RAFI US 1000 Portfolio	823,612,716	(2,204,637)	62,973,221	(65,177,858)
FTSE RAFI US 1500 Portfolio	282,087,852	17,853,326	40,434,733	(22,581,407)
NXQ Portfolio	7,013,565	432,144	599,827	(167,683)

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to NXQ Portfolio, the Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

On October 5, 2010, the PowerShares Board of Trustees approved the liquidation of the PowerShares NXQ Portfolio, which occurred on December 21, 2010.

60

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available on the Commission's website at www.sec.gov. The Funds' Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-SAR-2

2010 Semi-Annual Report to Shareholders

October 31, 2010

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio	6

PowerShares Dynamic Biotechnology & Genome Portfolio	7

PowerShares Dynamic Building & Construction Portfolio	8

PowerShares Dynamic Energy Exploration & Production Portfolio	10

PowerShares Dynamic Food & Beverage Portfolio	11

PowerShares Dynamic Healthcare Services Portfolio	12

PowerShares Dynamic Insurance Portfolio	14

PowerShares Dynamic Leisure and Entertainment Portfolio	15

PowerShares Dynamic Media Portfolio	16

PowerShares Dynamic Networking Portfolio	18

PowerShares Dynamic Oil & Gas Services Portfolio	19

PowerShares Dynamic Pharmaceuticals Portfolio	20

PowerShares Dynamic Retail Portfolio	21

PowerShares Dynamic Semiconductors Portfolio	23

PowerShares Dynamic Software Portfolio	24

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	36

Notes to Financial Statements	44

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	PowerShares Dynamic Banking Portfolio	10/12/06	999	356	38	9	7	1	3
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	6/23/05	1328	500	43	3	1	0	0
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/05	1241	413	41	15	1	1	2
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/05	1241	492	23	6	1	0	1
PBJ	PowerShares Dynamic Food & Beverage Portfolio	6/23/05	1328	543	31	8	3	0	0
PTJ	PowerShares Dynamic Healthcare Services Portfolio	10/12/06	999	329	11	5	1	0	0
PIC	PowerShares Dynamic Insurance Portfolio	10/26/05	1241	503	27	16	1	3	1
PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio	6/23/05	1328	484	30	13	0	0	0
PBS	PowerShares Dynamic Media Portfolio	6/23/05	1328	477	32	5	1	0	1
PXQ	PowerShares Dynamic Networking Portfolio	6/23/05	1328	536	32	9	0	0	0
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/05	1241	450	51	16	0	0	1
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	6/23/05	1328	571	18	9	2	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/05	1241	478	30	8	1	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	6/23/05	1328	519	33	7	1	2	2
PSJ	PowerShares Dynamic Software Portfolio	6/23/05	1328	593	27	12	5	2	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	540	39	5	0	1	0
PBE	725	46	9	1	0	0
PKB	734	29	4	0	1	0
PXE	677	33	7	0	1	0
PBJ	720	23	0	0	0	0
PTJ	643	10	0	0	0	0
PIC	658	25	3	3	1	0
PEJ	781	17	2	0	0	1
PBS	776	34	2	0	0	0
PXQ	727	23	1	0	0	0
PXJ	695	23	5	0	0	0
PJP	709	17	2	0	0	0
PMR	692	30	2	0	0	0
PSI	742	17	2	2	0	1
PSJ	677	8	3	0	1	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commission. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$840.26	0.65%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$1,015.76	0.63%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$864.94	0.63%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$1,046.63	0.63%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$1,085.08	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Healthcare Services Portfolio Actual	$1,000.00	$995.35	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$1,023.18	0.63%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Leisure and Entertainment Portfolio Actual	$1,000.00	$1,053.77	0.63%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$953.69	0.63%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$1,130.92	0.63%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Oil & Gas Services Portfolio Actual	$1,000.00	$1,014.97	0.63%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Pharmaceuticals Portfolio Actual	$1,000.00	$1,153.54	0.63%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$959.92	0.63%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$1,012.18	0.63%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$1,054.58	0.63%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

5

Portfolio Composition

PowerShares Dynamic Banking Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Super-Regional Banks - U.S.	25.9
Commercial Banks - Southern U.S.	19.5
Commercial Banks - Central U.S.	19.0
Commercial Banks - Eastern U.S.	15.1
Diversified Banking Institution	10.2
Commercial Banks - Western U.S.	7.6
S&L/Thrifts - Eastern U.S.	2.7
Money Market Fund	0.5
Other	(0.5)

Schedule of Investments

PowerShares Dynamic Banking Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks - Central U.S.—19.0%
12,638	BancFirst Corp.	$519,422
10,171	BOK Financial Corp.	470,205
12,614	Commerce Bancshares, Inc.	464,700
8,850	Cullen/Frost Bankers, Inc.	464,094
10,058	First Financial Bankshares, Inc.	475,341
16,348	First Financial Corp.	477,852
28,841	International Bancshares Corp.	494,046
		3,365,660
	Commercial Banks - Eastern U.S.—15.1%
19,999	Community Bank System, Inc.	467,377
53,939	Fulton Financial Corp.	503,790
9,632	M&T Bank Corp.	719,992
22,204	NBT Bancorp, Inc.	489,598
28,035	Webster Financial Corp.	479,959
		2,660,716
	Commercial Banks - Southern U.S.—19.5%
12,377	Bank of the Ozarks, Inc.	470,450
17,429	Community Trust Bancorp, Inc.	475,986
2,667	First Citizens BancShares, Inc., Class A	498,142
23,529	Republic Bancorp, Inc., Class A	480,933
23,362	Trustmark Corp.	516,067
19,591	United Bankshares, Inc.	523,471
29,337	WesBanco, Inc.	487,288
		3,452,337
	Commercial Banks - Western U.S.—7.6%
10,169	Bank of Hawaii Corp.	439,199
9,360	City National Corp.	482,695
31,982	Glacier Bancorp, Inc.	415,766
		1,337,660

Number of Shares		Value
	Common Stocks (Continued)
	Diversified Banking Institution—10.2%
224,864	Citigroup, Inc.*	$937,683
23,101	JPMorgan Chase & Co.	869,291
		1,806,974
	S&L/Thrifts - Eastern U.S.—2.7%
49,166	Brookline Bancorp, Inc.	478,877
	Super - Regional Banks - U.S.—25.9%
24,824	Comerica, Inc.	888,203
75,557	Fifth Third Bancorp	948,996
16,269	PNC Financial Services Group, Inc.	876,899
39,035	U.S. Bancorp	943,866
35,229	Wells Fargo & Co.	918,772
		4,576,736
	Total Common Stocks (Cost $17,277,030)	17,678,960
	Money Market Fund—0.5%
98,309	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $98,309)	98,309
	Total Investments (Cost $17,375,339)—100.5%	17,777,269
	Liabilities in excess of other assets—(0.5%)	(96,906)
	Net Assets—100.0%	$17,680,363

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Dynamic Biotechnology & Genome Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Biotechnology	57.3
Pharmaceuticals	24.1
Electronics	8.2
Healthcare - Products	5.3
Chemicals	5.2
Money Market Fund	0.0
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—57.3%
140,736	Alexion Pharmaceuticals, Inc.*	$9,612,269
155,437	Amgen, Inc.*	8,889,442
1,338,045	Ariad Pharmaceuticals, Inc.*	4,924,006
148,263	Biogen Idec, Inc.*	9,297,573
196,072	Cubist Pharmaceuticals, Inc.*	4,564,556
253,476	Emergent Biosolutions, Inc.*	4,580,311
424,164	Enzon Pharmaceuticals, Inc.*	4,771,845
248,929	Gilead Sciences, Inc.*	9,875,014
648,392	Halozyme Therapeutics, Inc.*	4,752,713
183,855	Illumina, Inc.*	9,985,165
349,885	Incyte Corp.*	5,829,084
182,119	Life Technologies Corp.*	9,138,732
280,352	Myriad Genetics, Inc.*	5,587,415
743,358	NPS Pharmaceuticals, Inc.*	4,631,120
788,491	PDL BioPharma, Inc.	4,123,808
749,669	Sequenom, Inc.*	4,760,398
		105,323,451
	Chemicals—5.2%
151,340	Sigma-Aldrich Corp.	9,597,983
	Electronics—8.2%
59,597	Dionex Corp.*	5,317,840
130,252	Waters Corp.*	9,655,581
		14,973,421
	Healthcare - Products—5.3%
352,680	Bruker Corp.*	5,286,673
74,136	Techne Corp.	4,516,365
		9,803,038
	Pharmaceuticals—24.1%
322,068	Alkermes, Inc.*	3,726,327
802,827	Idenix Pharmaceuticals, Inc.*	3,476,241
330,505	Nektar Therapeutics*	4,815,458
149,781	Neogen Corp.*	5,005,681
676,194	Pharmacyclics, Inc.*	4,138,307

Number of Shares		Value
	Common Stocks (Continued)
547,156	Rigel Pharmaceuticals, Inc.*	$4,546,866
234,123	Targacept, Inc.*	5,796,886
344,158	Theravance, Inc.*	7,013,940
352,680	ViroPharma, Inc.*	5,769,845
		44,289,551
	Total Common Stocks (Cost $162,335,253)	183,987,444
	Money Market Fund—0.0%
44,675	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $44,675)	44,675
	Total Investments (Cost $162,379,928)—100.1%	184,032,119
	Liabilities in excess of other assets—(0.1%)	(194,541)
	Net Assets—100.0%	$183,837,578

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Building & Construction Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Engineering & Construction	34.3
Building Materials	15.0
Retail	12.7
Machinery - Diversified	9.0
Home Builders	7.3
Miscellaneous Manufacturing	5.8
Distribution/Wholesale	5.4
Forest Products & Paper	4.8
Office Furnishings	2.9
Machinery - Construction & Mining	2.8
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Building Materials—15.0%
39,601	AAON, Inc.	$972,205
20,576	Lennox International, Inc.	843,822
57,199	Owens Corning*	1,546,661
37,713	Simpson Manufacturing Co., Inc.	1,002,411
43,678	Trex Co., Inc.*	784,020
		5,149,119
	Distribution/Wholesale—5.4%
62,757	Beacon Roofing Supply, Inc.*	926,293
45,991	Pool Corp.	926,259
		1,852,552
	Engineering & Construction—34.3%
38,221	Aecom Technology Corp.*	1,012,474
38,090	EMCOR Group, Inc.*	984,627
35,184	Fluor Corp.	1,695,517
42,933	Insituform Technologies, Inc., Class A*	927,353
45,289	Jacobs Engineering Group, Inc.*	1,748,608
34,675	Layne Christensen Co.*	968,820
26,364	Michael Baker Corp.*	861,576
26,540	Shaw Group, Inc. (The)*	811,062
43,678	Tutor Perini Corp.*	1,013,766
44,426	URS Corp.*	1,729,504
		11,753,307
	Forest Products & Paper—4.8%
102,003	Weyerhaeuser Co.	1,654,489
	Home Builders—7.3%
239,880	Hovnanian Enterprises, Inc., Class A*	853,973
2,601	NVR, Inc.*	1,631,893
		2,485,866

Number of Shares		Value
	Common Stocks (Continued)
	Machinery - Construction & Mining—2.8%
33,007	Astec Industries, Inc.*	$972,716
	Machinery - Diversified—9.0%
27,333	Cascade Corp.	967,315
95,952	Manitowoc Co., Inc. (The)	1,068,905
10,696	NACCO Industries, Inc., Class A	1,061,685
		3,097,905
	Miscellaneous Manufacturing—5.8%
16,765	A.O. Smith Corp.	939,343
15,098	Ameron International Corp.	1,038,138
		1,977,481
	Office Furnishings—2.9%
67,900	Interface, Inc., Class A	977,081
	Retail—12.7%
56,005	Home Depot, Inc. (The)	1,729,435
76,283	Lowe's Cos., Inc.	1,627,116
25,582	Tractor Supply Co.	1,013,047
		4,369,598
	Total Common Stocks (Cost $32,225,826)	34,290,114

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Building & Construction Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.2%
62,214	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $62,214)	$62,214
	Total Investments (Cost $32,288,040)—100.2%	34,352,328
	Liabilities in excess of other assets—(0.2%)	(51,606)
	Net Assets—100.0%	$34,300,722

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Energy Exploration & Production Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Oil Companies - Exploration & Production	60.2
Oil Companies - Integrated	24.8
Oil Refining & Marketing	10.1
Gas - Distribution	4.9
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Gas - Distribution—4.9%
31,368	Energen Corp.	$1,400,267
83,546	Questar Corp.	1,417,776
		2,818,043
	Oil Companies - Exploration & Production—60.2%
28,109	Apache Corp.	2,839,571
41,561	Bill Barrett Corp.*	1,568,928
82,997	BreitBurn Energy Partners LP*	1,614,292
20,532	Cimarex Energy Co.	1,575,831
31,350	Clayton Williams Energy, Inc.*	1,872,222
32,365	Contango Oil & Gas Co.*	1,702,075
3,506	Contango ORE, Inc.*	1,578
33,703	Continental Resources, Inc.*	1,601,904
125,510	Energy Partners Ltd.*	1,401,947
51,876	Forest Oil Corp.*	1,594,150
223,561	Gran Tierra Energy, Inc.*	1,667,765
123,161	Gulfport Energy Corp.*	2,051,862
28,862	Newfield Exploration Co.*	1,720,752
33,528	Occidental Petroleum Corp.	2,636,307
230,279	PetroQuest Energy, Inc.*	1,284,957
53,113	Pioneer Southwest Energy Partners LP*	1,538,152
45,406	QEP Resources, Inc.	1,499,760
119,945	Stone Energy Corp.*	1,874,740
254,030	VAALCO Energy, Inc.*	1,493,696
153,094	W&T Offshore, Inc.	1,665,663
15,937	Whiting Petroleum Corp.*	1,600,712
		34,806,864
	Oil Companies - Integrated—24.8%
33,750	Chevron Corp.	2,788,087
47,337	ConocoPhillips	2,811,818
42,291	Exxon Mobil Corp.	2,811,083
81,736	Marathon Oil Corp.	2,907,350
45,902	Murphy Oil Corp.	2,990,974
		14,309,312

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Oil Refining & Marketing—10.1%
116,205	Frontier Oil Corp.	$1,539,716
40,098	Sunoco, Inc.	1,502,472
157,074	Valero Energy Corp.	2,819,479
		5,861,667
	Total Common Stocks and Other Equity Interests (Cost $50,376,665)	57,795,886
	Money Market Fund—0.1%
46,266	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $46,266)	46,266
	Total Investments (Cost $50,422,931)—100.1%	57,842,152
	Liabilities in excess of other assets—(0.1%)	(64,682)
	Net Assets—100.0%	$57,777,470

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares Dynamic Food & Beverage Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Food - Miscellaneous/Diversified	26.4
Retail - Restaurants	25.1
Beverages - Non-alcoholic	18.9
Food - Retail	10.7
Food - Meat Products	5.1
Beverages - Wine/Spirits	3.0
Food - Canned	2.8
Brewery	2.8
Food - Confectionery	2.7
Food - Baking	2.5
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Beverages - Non-alcoholic—18.9%
94,093	Coca-Cola Co. (The)	$5,769,783
268,859	Coca-Cola Enterprises, Inc.	6,455,305
77,110	Dr Pepper Snapple Group, Inc.	2,818,370
62,961	Hansen Natural Corp.*	3,224,233
221,205	National Beverage Corp.	3,163,231
		21,430,922
	Beverages - Wine/Spirits—3.0%
171,159	Constellation Brands, Inc., Class A*	3,376,967
	Brewery—2.8%
43,964	Boston Beer Co., Inc., Class A*	3,147,383
	Food - Baking—2.5%
111,631	Flowers Foods, Inc.	2,844,358
	Food - Canned—2.8%
219,689	Del Monte Foods Co.	3,150,340
	Food - Confectionery—2.7%
61,208	Hershey Co. (The)	3,029,184
	Food - Meat Products—5.1%
66,844	Hormel Foods Corp.	3,069,476
173,530	Tyson Foods, Inc., Class A	2,698,392
		5,767,868
	Food - Miscellaneous/Diversified—26.4%
76,924	Campbell Soup Co.	2,788,495
132,581	ConAgra Foods, Inc.	2,981,747
84,205	Corn Products International, Inc.	3,582,923
146,785	General Mills, Inc.	5,510,309
112,792	H.J. Heinz Co.	5,539,215

Number of Shares		Value
	Common Stocks (Continued)
71,879	McCormick & Co., Inc.	$3,178,489
195,412	Sara Lee Corp.	2,800,254
1,850	Seaboard Corp.	3,429,992
		29,811,424
	Food - Retail—10.7%
259,924	Kroger Co. (The)	5,718,328
88,605	Ruddick Corp.	3,092,315
84,253	Weis Markets, Inc.	3,282,497
		12,093,140
	Retail - Restaurants—25.1%
18,836	Chipotle Mexican Grill, Inc.*	3,959,515
71,417	McDonald's Corp.	5,554,100
36,115	Panera Bread Co., Class A*	3,232,654
119,599	Papa John's International, Inc.*	3,089,242
225,148	Starbucks Corp.	6,412,215
124,864	Yum! Brands, Inc.	6,188,260
		28,435,986
	Total Investments (Cost $100,307,099)—100.0%	113,087,572
	Liabilities in excess of other assets—(0.0%)	(9,153)
	Net Assets—100.0%	$113,078,419

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Healthcare Services Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Medical - HMO	31.8
Medical - Hospitals	14.1
Pharmacy Services	12.2
Medical Labs & Testing Services	9.7
Medical - Outpatient/Home Medicine	5.4
Medical - Wholesale Drug Distribution	5.0
Health Care Cost Containment	2.8
Medical - Nursing Homes	2.8
Consulting Services	2.8
Life/Health Insurance	2.7
Human Resources	2.7
Dialysis Centers	2.7
Dental Supplies & Equipment	2.6
Hazardous Waste Disposal	2.6
Money Market Fund	0.5
Other	(0.4)

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consulting Services—2.8%
7,593	Advisory Board Co. (The)*	$355,428
	Dental Supplies & Equipment—2.6%
12,261	Patterson Cos., Inc.	339,017
	Dialysis Centers—2.7%
4,757	DaVita, Inc.*	341,315
	Hazardous Waste Disposal—2.6%
4,714	Stericycle, Inc.*	338,182
	Health Care Cost Containment—2.8%
8,113	CorVel Corp.*	363,462
	Human Resources—2.7%
6,415	Emergency Medical Services Corp., Class A*	348,848
	Life/Health Insurance—2.7%
21,711	Universal American Financial Corp.	349,113
	Medical Labs & Testing Services—9.7%
7,587	Laboratory Corp. of America Holdings*	616,975
12,783	Quest Diagnostics, Inc.	628,156
		1,245,131
	Medical - HMO—31.8%
8,169	AMERIGROUP Corp.*	340,892
14,248	Centene Corp.*	318,015

Number of Shares		Value
	Common Stocks (Continued)
17,550	CIGNA Corp.	$617,584
15,381	Coventry Health Care, Inc.*	360,223
12,630	Health Net, Inc.*	339,621
15,187	Healthspring, Inc.*	443,309
11,662	Humana, Inc.*	679,778
7,153	Magellan Health Services, Inc.*	343,344
17,633	UnitedHealth Group, Inc.	635,670
		4,078,436
	Medical - Hospitals—14.1%
11,560	Community Health Systems, Inc.*	347,725
48,415	Health Management Associates, Inc., Class A*	387,804
10,023	LifePoint Hospitals, Inc.*	339,980
75,746	Tenet Healthcare Corp.*	330,253
9,842	Universal Health Services, Inc., Class B	406,179
		1,811,941
	Medical - Nursing Homes—2.8%
11,079	Assisted Living Concepts, Inc., Class A*	357,298
	Medical - Outpatient/Home Medicine—5.4%
14,803	Gentiva Health Services, Inc.*	344,614
13,453	Lincare Holdings, Inc.	352,738
		697,352
	Medical - Wholesale Drug Distribution—5.0%
18,520	Cardinal Health, Inc.	642,459

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dynamic Healthcare Services Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Pharmacy Services—12.2%
7,587	Catalyst Health Solutions, Inc.*	$287,168
12,763	Express Scripts, Inc.*	619,261
12,588	Medco Health Solutions, Inc.*	661,247
		1,567,676
	Total Common Stocks (Cost $12,370,765)	12,835,658
	Money Market Fund—0.5%
60,424	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $60,424)	60,424
	Total Investments (Cost $12,431,189)—100.4%	12,896,082
	Liabilities in excess of other assets—(0.4%)	(52,781)
	Net Assets—100.0%	$12,843,301

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Insurance Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Property/Casualty Insurance	41.4
Life/Health Insurance	31.7
Multi - line Insurance	18.0
Investment Management/Advisor Services	3.2
Insurance Brokers	2.9
Reinsurance	2.8
Money Market Fund	0.3
Other	(0.3)

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Insurance Brokers—2.9%
24,234	Brown & Brown, Inc.	$540,176
	Investment Management/Advisor Services—3.2%
44,439	National Financial Partners Corp.*	613,258
	Life/Health Insurance—31.7%
18,144	Aflac, Inc.	1,014,068
48,443	American Equity Investment Life Holding Co.	525,607
20,286	FBL Financial Group, Inc., Class A	530,682
21,961	Primerica, Inc.	463,816
16,871	Prudential Financial, Inc.	887,077
13,006	StanCorp Financial Group, Inc.	557,958
45,245	Symetra Financial Corp.	499,957
9,414	Torchmark Corp.	539,234
42,934	Unum Group	962,580
		5,980,979
	Multi - line Insurance—18.0%
30,999	Allstate Corp. (The)	945,160
16,247	American Financial Group, Inc.	496,833
12,845	Assurant, Inc.	507,891
32,694	CNA Financial Corp.*	906,278
28,613	Horace Mann Educators Corp.	534,777
		3,390,939
	Property/Casualty Insurance—41.4%
27,217	AMERISAFE, Inc.*	519,573
15,925	Chubb Corp. (The)	923,968
28,238	CNA Surety Corp.*	543,581
32,194	Fidelity National Financial, Inc., Class A	431,078
18,496	HCC Insurance Holdings, Inc.	489,774
10,091	Infinity Property & Casualty Corp.	522,209
54,401	Meadowbrook Insurance Group, Inc.	469,481
12,053	Mercury General Corp.	512,011
8,831	ProAssurance Corp.*	507,694

Number of Shares		Value
	Common Stocks (Continued)
43,602	Progressive Corp. (The)	$922,618
8,895	RLI Corp.	510,751
17,398	Travelers Cos., Inc. (The)	960,370
17,934	W.R. Berkley Corp.	493,544
		7,806,652
	Reinsurance—2.8%
10,696	Reinsurance Group of America, Inc.	535,549
	Total Common Stocks (Cost $17,454,336)	18,867,553
	Money Market Fund—0.3%
62,158	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $62,158)	62,158
	Total Investments (Cost $17,516,494)—100.3%	18,929,711
	Liabilities in excess of other assets—(0.3%)	(63,844)
	Net Assets—100.0%	$18,865,867

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares Dynamic Leisure and Entertainment Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Retail	51.3
Media	20.6
Leisure Time	11.0
Lodging	8.4
Entertainment	5.5
Internet	3.2
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Entertainment—5.5%
93,474	Cinemark Holdings, Inc.	$1,640,469
167,299	Shuffle Master, Inc.*	1,574,283
		3,214,752
	Internet—3.2%
275,375	Orbitz Worldwide, Inc.*	1,872,550
	Leisure Time—11.0%
80,237	Carnival Corp.	3,463,831
107,067	Interval Leisure Group, Inc.*	1,536,412
39,317	Life Time Fitness, Inc.*	1,420,523
		6,420,766
	Lodging—8.4%
57,658	Wyndham Worldwide Corp.	1,657,668
29,930	Wynn Resorts Ltd.	3,207,598
		4,865,266
	Media—20.6%
181,341	CBS Corp., Class B	3,070,103
56,107	DG Fastchannel, Inc.*	1,321,320
33,780	Scripps Networks Interactive, Inc., Class A	1,719,064
79,329	Viacom, Inc., Class B	3,061,306
77,006	Walt Disney Co. (The)	2,780,687
		11,952,480
	Retail—51.3%
54,965	BJ's Restaurants, Inc.*	1,822,090
53,100	Bob Evans Farms, Inc.	1,523,970
43,311	CEC Entertainment, Inc.*	1,437,925
59,786	Cheesecake Factory, Inc. (The)*	1,740,968
8,998	Chipotle Mexican Grill, Inc.*	1,891,470
30,462	Cracker Barrel Old Country Store, Inc.	1,641,597
32,405	Darden Restaurants, Inc.	1,481,233
41,472	DineEquity, Inc.*	1,843,430
49,868	HSN, Inc.*	1,493,048

Number of Shares		Value
	Common Stocks (Continued)
34,116	McDonald's Corp.	$2,653,201
17,252	Panera Bread Co., Class A*	1,544,227
57,132	Papa John's International, Inc.*	1,475,720
142,681	Ruby Tuesday, Inc.*	1,726,440
107,553	Starbucks Corp.	3,063,109
101,092	Texas Roadhouse, Inc.*	1,552,773
59,647	Yum! Brands, Inc.	2,956,105
		29,847,306
	Total Common Stocks (Cost $50,713,417)	58,173,120
	Money Market Fund—0.1%
48,286	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $48,286)	48,286
	Total Investments (Cost $50,761,703)—100.1%	58,221,406
	Liabilities in excess of other assets—(0.1%)	(44,057)
	Net Assets—100.0%	$58,177,349

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Media Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Multimedia	25.3
Cable/Satellite TV	14.8
E-Commerce/Services	8.8
Television	8.5
Advertising Agencies	8.1
Broadcast Services/Program	5.2
Publishing - Newspapers	4.6
Radio	3.5
Diversified Operations/Commercial Services	3.0
Publishing - Books	2.8
Computer Services	2.7
Direct Marketing	2.7
Retail - Discount	2.6
Printing - Commercial	2.5
Commercial Services	2.5
Internet Content - Information/Network	2.4
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Media Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising Agencies—8.1%
219,551	Interpublic Group of Cos., Inc. (The)*	$2,272,353
98,004	Omnicom Group, Inc.	4,308,256
		6,580,609
	Broadcast Services/Program—5.2%
77,746	DG Fastchannel, Inc.*	1,830,918
46,810	Scripps Networks Interactive, Inc., Class A	2,382,161
		4,213,079
	Cable/Satellite TV—14.8%
202,536	Comcast Corp., Class A	4,168,191
91,638	DIRECTV, Class A*	3,982,587
67,692	Time Warner Cable, Inc.	3,917,336
		12,068,114
	Commercial Services—2.5%
33,281	Alliance Data Systems Corp.*	2,020,822
	Computer Services—2.7%
30,681	IHS, Inc., Class A*	2,216,395
	Direct Marketing—2.7%
182,924	Harte-Hanks, Inc.	2,209,722
	Diversified Operations/Commercial Services—3.0%
123,325	Viad Corp.	2,461,567

Number of Shares		Value
	Common Stocks (Continued)
	E-Commerce/Services—8.8%
97,838	Ancestry.com, Inc.*	$2,609,340
77,116	IAC/InterActiveCorp.*	2,151,536
182,399	Internet Brands, Inc., Class A*	2,414,963
		7,175,839
	Internet Content - Information/Network—2.4%
184,160	LoopNet, Inc.*	1,942,888
	Multimedia—25.3%
67,300	McGraw-Hill Cos., Inc. (The)	2,533,845
63,193	Meredith Corp.	2,145,403
282,992	News Corp., Class A	4,092,064
115,362	Time Warner, Inc.	3,750,419
109,926	Viacom, Inc., Class B	4,242,044
106,702	Walt Disney Co. (The)	3,853,009
		20,616,784
	Printing - Commercial—2.5%
62,226	Valassis Communications, Inc.*	2,053,458
	Publishing - Books—2.8%
51,828	John Wiley & Sons, Inc., Class A	2,236,897

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Dynamic Media Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Publishing - Newspapers—4.6%
152,509	Gannett Co., Inc.	$1,807,232
254,047	New York Times Co. (The), Class A*	1,948,540
		3,755,772
	Radio—3.5%
1,927,146	Sirius XM Radio, Inc.*	2,881,083
	Retail - Discount—2.6%
69,099	HSN, Inc.*	2,068,824
	Television—8.5%
346,258	Belo Corp., Class A*	2,004,834
137,057	CBS Corp., Class B	2,320,375
323,920	Sinclair Broadcast Group, Inc., Class A*	2,588,121
		6,913,330
	Total Common Stocks (Cost $71,775,977)	81,415,183
	Money Market Fund—0.1%
72,348	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $72,348)	72,348
	Total Investments (Cost $71,848,325)—100.1%	81,487,531
	Liabilities in excess of other assets—(0.1%)	(94,787)
	Net Assets—100.0%	$81,392,744

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Networking Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Telecommunications	42.7
Computers	13.6
Internet	13.2
Software	11.9
Semiconductors	10.5
Electronics	5.2
Electrical Components & Equipment	2.9
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Networking Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Computers—13.6%
89,523	Fortinet, Inc.*	$2,685,690
113,895	NetScout Systems, Inc.*	2,673,115
83,757	Riverbed Technology, Inc.*	4,819,378
		10,178,183
	Electrical Components & Equipment—2.9%
78,355	Belden, Inc.	2,186,105
	Electronics—5.2%
78,284	Amphenol Corp., Class A	3,924,377
	Internet—13.2%
36,873	F5 Networks, Inc.*	4,339,952
234,965	Symantec Corp.*	3,801,734
89,344	Websense, Inc.*	1,797,601
		9,939,287
	Semiconductors—10.5%
160,004	Applied Micro Circuits Corp.*	1,611,240
247,641	PMC - Sierra, Inc.*	1,904,360
120,893	QLogic Corp.*	2,124,090
114,404	Tessera Technologies, Inc.*	2,257,191
		7,896,881
	Software—11.9%
55,939	Citrix Systems, Inc.*	3,584,012
119,523	Solarwinds, Inc.*	2,169,342
41,408	VMware, Inc., Class A*	3,166,056
		8,919,410
	Telecommunications—42.7%
53,767	Acme Packet, Inc.*	2,126,485
56,588	ADTRAN, Inc.	1,826,095
211,510	Arris Group, Inc.*	1,969,158
97,253	Aruba Networks, Inc.*	2,130,813
66,435	Atheros Communications, Inc.*	2,062,142

Number of Shares		Value
	Common Stocks (Continued)
157,735	Cisco Systems, Inc.*	$3,601,090
92,913	CommScope, Inc.*	2,941,626
205,561	Infinera Corp.*	1,683,545
179,583	JDS Uniphase Corp.*	1,887,417
120,501	Juniper Networks, Inc.*	3,903,027
58,780	LogMeIn, Inc.*	2,335,329
615,270	Sonus Networks, Inc.*	1,913,490
156,438	Tekelec*	2,036,823
242,277	Tellabs, Inc.	1,652,329
		32,069,369
	Total Investments (Cost $65,877,413)—100.0%	75,113,612
	Liabilities in excess of other assets—(0.0%)	(25,665)
	Net Assets—100.0%	$75,087,947

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares Dynamic Oil & Gas Services Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Oil - Field Services	43.3
Oil & Gas Drilling	26.9
Oil Field Machinery & Equipment	24.6
Engineering/R&D Services	5.2
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Engineering/R&D Services—5.2%
164,667	Foster Wheeler AG (Switzerland)*	$3,856,501
276,081	McDermott International, Inc.*	4,259,930
		8,116,431
	Oil & Gas Drilling—26.9%
142,264	Atwood Oceanics, Inc.*	4,625,002
109,586	Diamond Offshore Drilling, Inc.	7,250,210
94,881	Helmerich & Payne, Inc.	4,059,009
242,829	Patterson-UTI Energy, Inc.	4,713,311
151,199	Pride International, Inc.*	4,584,354
140,097	Rowan Cos., Inc.*	4,609,191
126,372	Transocean Ltd.*	8,006,930
102,940	Unit Corp.*	4,038,336
		41,886,343
	Oil Field Machinery & Equipment—24.6%
173,168	Cameron International Corp.*	7,576,100
208,413	Complete Production Services, Inc.*	4,883,117
100,167	Dresser-Rand Group, Inc.*	3,427,715
66,681	Dril-Quip, Inc.*	4,607,657
56,094	FMC Technologies, Inc.*	4,044,377
89,325	Lufkin Industries, Inc.	4,363,526
173,168	National Oilwell Varco, Inc.	9,309,512
		38,212,004
	Oil - Field Services—43.3%
169,814	Baker Hughes, Inc.	7,867,483
46,465	CARBO Ceramics, Inc.	3,892,373
163,022	Exterran Holdings, Inc.*	4,103,264
224,792	Halliburton Co.	7,161,873
428,494	Newpark Resources, Inc.*	2,519,545
69,560	Oceaneering International, Inc.*	4,303,677
85,079	Oil States International, Inc.*	4,349,238
208,880	RPC, Inc.	4,597,449
117,933	Schlumberger Ltd.	8,242,337
45,542	SEACOR Holdings, Inc.*	4,315,105
165,120	Superior Energy Services, Inc.*	4,560,614

Number of Shares		Value
	Common Stocks (Continued)
421,439	TETRA Technologies, Inc.*	$4,113,245
430,579	Weatherford International Ltd. (Switzerland)*	7,238,033
		67,264,236
	Total Common Stocks (Cost $125,440,525)	155,479,014
	Money Market Fund—0.0%
87,720	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $87,720)	87,720
	Total Investments (Cost $125,528,245)—100.0%	155,566,734
	Liabilities in excess of other assets—(0.0%)	(56,090)
	Net Assets—100.0%	$155,510,644

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Pharmaceuticals Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Medical - Drugs	47.5
Medical - Biomedical/Genetics	18.6
Medical - Generic Drugs	13.8
Medical Products	10.5
Therapeutics	6.1
Consumer Products - Miscellaneous	3.5
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Products - Miscellaneous—3.5%
226,373	Prestige Brands Holdings, Inc.*	$2,433,510
	Medical Products—10.5%
38,651	Baxter International, Inc.	1,967,336
32,664	Hospira, Inc.*	1,942,855
53,823	Johnson & Johnson	3,426,910
		7,337,101
	Medical - Biomedical/Genetics—18.6%
59,527	Amgen, Inc.*	3,404,349
30,971	Biogen Idec, Inc.*	1,942,191
32,620	Celgene Corp.*	2,024,723
95,332	Gilead Sciences, Inc.*	3,781,821
142,340	Medicines Co. (The)*	1,817,682
		12,970,766
	Medical - Drugs—47.5%
62,203	Abbott Laboratories	3,192,258
500,298	Akorn, Inc.*	2,236,332
26,769	Allergan, Inc.	1,938,343
118,690	Bristol-Myers Squibb Co.	3,192,761
29,512	Cephalon, Inc.*	1,960,777
90,649	Eli Lilly & Co.	3,190,845
60,415	Endo Pharmaceuticals Holdings, Inc.*	2,219,647
60,393	Forest Laboratories, Inc.*	1,995,989
197,087	Jazz Pharmaceuticals, Inc.*	2,095,035
187,266	King Pharmaceuticals, Inc.*	2,647,941
62,793	Medicis Pharmaceutical Corp., Class A	1,868,092
88,577	Merck & Co., Inc.	3,213,573
192,677	Pfizer, Inc.	3,352,580
		33,104,173

Number of Shares		Value
	Common Stocks (Continued)
	Medical - Generic Drugs—13.8%
99,588	Impax Laboratories, Inc.*	$1,876,238
97,521	Mylan, Inc.*	1,981,627
61,987	Par Pharmaceutical Cos., Inc.*	2,015,198
29,090	Perrigo Co.	1,916,449
38,651	Watson Pharmaceuticals, Inc.*	1,803,069
		9,592,581
	Therapeutics—6.1%
327,081	Inspire Pharmaceuticals, Inc.*	2,289,567
158,186	Questcor Pharmaceuticals, Inc.*	1,940,942
		4,230,509
	Total Common Stocks (Cost $65,888,077)	69,668,640
	Money Market Fund—0.1%
51,170	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $51,170)	51,170
	Total Investments (Cost $65,939,247)—100.1%	69,719,810
	Liabilities in excess of other assets—(0.1%)	(51,740)
	Net Assets—100.0%	$69,668,070

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares Dynamic Retail Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Retail - Apparel/Shoe	32.6
Retail - Discount	17.2
Retail - Auto Parts	8.3
Food - Retail	7.4
Retail - Bedding	5.3
Retail - Automobile	5.3
Retail - Major Department Store	5.0
Retail - Building Products	4.8
Retail - Perfume & Cosmetics	3.2
Rental Auto/Equipment	3.0
Distribution/Wholesale	2.7
Retail - Miscellaneous/Diversified	2.7
Transportation - Equipment & Leasing	2.5
Money Market Fund	0.5
Other	(0.5)

Schedule of Investments

PowerShares Dynamic Retail Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Distribution/Wholesale—2.7%
6,573	Genuine Parts Co.	$314,584
	Food - Retail—7.4%
25,445	Kroger Co. (The)	559,790
8,673	Ruddick Corp.	302,688
		862,478
	Rental Auto/Equipment—3.0%
13,758	Rent-A-Center, Inc.	345,876
	Retail - Apparel/Shoe—32.6%
25,768	Brown Shoe Co., Inc.	302,774
12,317	Cato Corp. (The), Class A	325,785
6,367	Children's Place Retail Stores, Inc. (The)*	280,530
13,166	Dress Barn, Inc. (The)*	302,028
11,602	DSW, Inc., Class A*	385,998
20,778	Finish Line, Inc. (The), Class A	317,903
10,765	Genesco, Inc.*	352,661
7,404	Jos. A. Bank Clothiers, Inc.*	322,814
20,725	Limited Brands, Inc.	609,108
5,538	Ross Stores, Inc.	326,687
26,370	Talbots, Inc. (The)*	257,899
		3,784,187
	Retail - Auto Parts—8.3%
5,077	Advance Auto Parts, Inc.	329,903
10,865	O'Reilly Automotive, Inc.*	635,603
		965,506

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Automobile—5.3%
22,590	Asbury Automotive Group, Inc.*	$325,748
8,422	Copart, Inc.*	285,169
		610,917
	Retail - Bedding—5.3%
13,981	Bed Bath & Beyond, Inc.*	613,766
	Retail - Building Products—4.8%
17,999	Home Depot, Inc. (The)	555,809
	Retail - Discount—17.2%
9,004	Big Lots, Inc.*	282,455
9,205	Costco Wholesale Corp.	577,798
18,415	Dollar General Corp.*	519,119
6,162	Dollar Tree, Inc.*	316,172
6,510	Family Dollar Stores, Inc.	300,567
		1,996,111
	Retail - Major Department Store—5.0%
12,577	TJX Cos., Inc. (The)	577,158
	Retail - Miscellaneous/Diversified—2.7%
10,699	PriceSmart, Inc.	313,802
	Retail - Perfume & Cosmetics—3.2%
11,901	Ulta Salon, Cosmetics & Fragrance, Inc.*	365,242

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Dynamic Retail Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Transportation - Equipment & Leasing—2.5%
3,560	Amerco, Inc.*	$293,059
	Total Common Stocks (Cost $11,076,907)	11,598,495
	Money Market Fund—0.5%
58,536	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $58,536)	58,536
	Total Investments (Cost $11,135,443)—100.5%	11,657,031
	Liabilities in excess of other assets—(0.5%)	(57,642)
	Net Assets—100.0%	$11,599,389

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares Dynamic Semiconductors Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Electronic Components - Semiconductors	39.0
Semiconductor Equipment	34.0
Semiconductor Components - Integrated Circuits	17.6
Wireless Equipment	6.2
Electronic Components - Miscellaneous	3.2
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Electronic Components - Miscellaneous—3.2%
78,805	Vishay Intertechnology, Inc.*	$890,497
	Electronic Components - Semiconductors—39.0%
42,722	Actel Corp.*	891,181
45,142	Altera Corp.	1,408,882
77,447	Fairchild Semiconductor International, Inc.*	872,827
62,761	Intel Corp.	1,259,613
141,001	Lattice Semiconductor Corp.*	685,265
168,802	Micron Technology, Inc.*	1,395,992
43,191	Microsemi Corp.*	863,820
48,374	National Semiconductor Corp.	662,724
98,107	ON Semiconductor Corp.*	752,481
34,178	Skyworks Solutions, Inc.*	783,018
47,740	Texas Instruments, Inc.	1,411,672
		10,987,475
	Semiconductor Components - Integrated Circuits—17.6%
39,457	Analog Devices, Inc.	1,328,517
59,495	Cypress Semiconductor Corp.*	838,880
14,530	Hittite Microwave Corp.*	750,765
38,845	Linear Technology Corp.	1,251,974
67,547	Micrel, Inc.	804,485
		4,974,621
	Semiconductor Equipment—34.0%
50,309	ATMI, Inc.*	888,960
88,823	Brooks Automation, Inc.*	603,108
160,017	Entegris, Inc.*	956,902
39,578	KLA-Tencor Corp.	1,413,726
104,290	Kulicke & Soffa Industries, Inc.*	648,684
30,851	Lam Research Corp.*	1,412,667
97,047	LTX-Credence Corp.*	616,248
35,113	MKS Instruments, Inc.*	725,084
26,083	Novellus Systems, Inc.*	761,884

Number of Shares		Value
	Common Stocks (Continued)
67,475	Teradyne, Inc.*	$758,419
24,346	Varian Semiconductor Equipment Associates, Inc.*	795,384
		9,581,066
	Wireless Equipment—6.2%
24,965	InterDigital, Inc.*	838,075
125,522	RF Micro Devices, Inc.*	915,056
		1,753,131
	Total Common Stocks (Cost $24,563,794)	28,186,790
	Money Market Fund—0.2%
48,125	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $48,125)	48,125
	Total Investments (Cost $24,611,919)—100.2%	28,234,915
	Liabilities in excess of other assets—(0.2%)	(61,026)
	Net Assets—100.0%	$28,173,889

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares Dynamic Software Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2010

Applications Software	24.5
Enterprise Software/Services	22.0
Data Processing/Management	9.7
Computers - Integrated Systems	5.6
Computer Aided Design	5.5
Computer Services	5.2
Industrial Audio & Video Products	4.8
Electronic Forms	4.3
Software Tools	4.2
Internet Infrastructure Software	3.2
Networking Products	3.1
Transactional Software	2.8
Computer Software	2.8
E-Services/Consulting	2.4
Money Market Fund	0.0
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Software Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Applications Software—24.5%
190,182	Compuware Corp.*	$1,903,722
108,099	EPIQ Systems, Inc.	1,266,920
58,706	Intuit, Inc.*	2,817,888
105,343	Microsoft Corp.	2,806,337
49,478	Progress Software Corp.*	1,848,993
63,806	Quest Software, Inc.*	1,669,803
59,015	Verint Systems, Inc.*	1,942,184
		14,255,847
	Computer Aided Design—5.5%
34,298	ANSYS, Inc.*	1,551,985
78,798	Parametric Technology Corp.*	1,691,793
		3,243,778
	Computer Services—5.2%
33,610	DST Systems, Inc.	1,454,305
51,615	Manhattan Associates, Inc.*	1,588,709
		3,043,014
	Computer Software—2.8%
63,806	Blackbaud, Inc.	1,620,034
	Computers - Integrated Systems—5.6%
34,864	MICROS Systems, Inc.*	1,582,477
42,361	Teradata Corp.*	1,667,329
		3,249,806

Number of Shares		Value
	Common Stocks (Continued)
	Data Processing/Management—9.7%
77,510	CSG Systems International, Inc.*	$1,506,794
59,679	Fair Isaac Corp.	1,434,683
49,438	Fiserv, Inc.*	2,695,360
		5,636,837
	Electronic Forms—4.3%
90,095	Adobe Systems, Inc.*	2,536,174
	Enterprise Software/Services—22.0%
27,522	Advent Software, Inc.*	1,478,482
137,752	CA, Inc.	3,197,224
41,780	Informatica Corp.*	1,700,028
174,495	Lawson Software, Inc.*	1,553,005
17,733	MicroStrategy, Inc., Class A*	1,607,142
111,989	Oracle Corp.	3,292,477
		12,828,358
	E-Services/Consulting—2.4%
68,613	Websense, Inc.*	1,380,494
	Industrial Audio & Video Products—4.8%
45,096	Dolby Laboratories, Inc., Class A*	2,781,521
	Internet Infrastructure Software—3.2%
96,357	TIBCO Software, Inc.*	1,851,982
	Networking Products—3.1%
45,142	LogMeIn, Inc.*	1,793,492

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares Dynamic Software Portfolio

October 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Software Tools—4.2%
31,801	VMware, Inc., Class A*	$2,431,504
	Transactional Software—2.8%
33,742	Solera Holdings, Inc.	1,621,303
	Total Common Stocks (Cost $49,419,226)	58,274,144
	Money Market Fund—0.0%
18,406	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $18,406)	18,406
	Total Investments (Cost $49,437,632)—100.1%	58,292,550
	Liabilities in excess of other assets—(0.1%)	(60,588)
	Net Assets—100.0%	$58,231,962

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

25

Statements of Assets and Liabilities

October 31, 2010 (Unaudited)

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
ASSETS:
Investments, at value	$17,777,269	$184,032,119	$34,352,328	$57,842,152	$113,087,572	$12,896,082	$18,929,711	$58,221,406
Receivables:
Expense waivers	12,452	2,597	9,124	7,977	3,133	2,290	10,544	6,781
Dividends	5,345	10	17,031	30,609	157,277	6	5,485	29,551
Investments sold	—	—	600,922	—	—	—	—	—
Other assets	—	—	—	—	—	—	—	—
Total Assets	17,795,066	184,034,726	34,979,405	57,880,738	113,247,982	12,898,378	18,945,740	58,257,738
LIABILITIES:
Due to custodian	1,035	2,057	1,147	1,237	42,569	1,046	1,006	1,224
Payables:
Shares repurchased	—	—	600,626	—	—	—	—	—
Accrued advisory fees	7,551	77,668	15,295	26,053	47,847	5,772	7,963	23,070
Accrued expenses	106,117	117,423	61,615	75,978	79,147	48,259	70,904	56,095
Total Liabilities	114,703	197,148	678,683	103,268	169,563	55,077	79,873	80,389
NET ASSETS	$17,680,363	$183,837,578	$34,300,722	$57,777,470	$113,078,419	$12,843,301	$18,865,867	$58,177,349
NET ASSETS CONSIST OF:
Shares of beneficial interest	$66,713,992	$283,249,249	$44,666,901	$81,003,697	$117,210,163	$24,375,706	$28,516,995	$60,854,423
Undistributed net investment income (loss)	75,109	(67,726)	1,860,250	25,349	443,136	(7,194)	35,523	165,883
Accumulated net realized loss on investments	(49,510,668)	(120,996,136)	(14,290,717)	(30,670,797)	(17,355,353)	(11,990,104)	(11,099,868)	(10,302,660)
Net unrealized appreciation on investments	401,930	21,652,191	2,064,288	7,419,221	12,780,473	464,893	1,413,217	7,459,703
Net Assets	$17,680,363	$183,837,578	$34,300,722	$57,777,470	$113,078,419	$12,843,301	$18,865,867	$58,177,349
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,500,000	9,200,000	2,850,000	3,000,000	6,550,000	600,000	1,200,000	3,350,000
Net asset value	$11.79	$19.98	$12.04	$19.26	$17.26	$21.41	$15.72	$17.37
Share Price	$11.78	$19.98	$12.03	$19.26	$17.25	$21.40	$15.72	$17.37
Investments, at cost	$17,375,339	$162,379,928	$32,288,040	$50,422,931	$100,307,099	$12,431,189	$17,516,494	$50,761,703

See Notes to Financial Statements.

26

	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
ASSETS:
Investments, at value	$81,487,531	$75,113,612	$155,566,734	$69,719,810	$11,657,031	$28,234,915	$58,292,550
Receivables:
Expense waivers	5,744	6,058	4,444	8,207	11,114	9,894	7,589
Dividends	8	4,935	130,667	65,379	1,893	6,211	19,355
Investments sold	—	1,852,012	—	—	—	—	—
Other assets	1,722	—	—	—	—	—	—
Total Assets	81,495,005	76,976,617	155,701,845	69,793,396	11,670,038	28,251,020	58,319,494
LIABILITIES:
Due to custodian	1,553	1,801,680	1,776	1,245	1,655	1,066	1,276
Payables:
Shares repurchased	—	—	—	—	—	—	—
Accrued advisory fees	33,937	28,890	65,194	29,023	4,240	11,237	23,539
Accrued expenses	66,771	58,100	124,231	95,058	64,754	64,828	62,717
Total Liabilities	102,261	1,888,670	191,201	125,326	70,649	77,131	87,532
NET ASSETS	$81,392,744	$75,087,947	$155,510,644	$69,668,070	$11,599,389	$28,173,889	$58,231,962
NET ASSETS CONSIST OF:
Shares of beneficial interest	$91,082,565	$66,605,426	$288,927,807	$84,601,427	$20,788,576	$70,958,013	$63,040,172
Undistributed net investment income (loss)	159,837	(139,106)	85,930	33,870	68,162	1,375	(67,033)
Accumulated net realized loss on investments	(19,488,864)	(614,572)	(163,541,582)	(18,747,790)	(9,778,937)	(46,408,495)	(13,596,095)
Net unrealized appreciation on investments	9,639,206	9,236,199	30,038,489	3,780,563	521,588	3,622,996	8,854,918
Net Assets	$81,392,744	$75,087,947	$155,510,644	$69,668,070	$11,599,389	$28,173,889	$58,231,962
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,250,000	3,150,000	8,500,000	3,100,000	650,000	1,950,000	2,450,000
Net asset value	$13.02	$23.84	$18.30	$22.47	$17.85	$14.45	$23.77
Share Price	$13.02	$23.85	$18.30	$22.48	$17.86	$14.45	$23.79
Investments, at cost	$71,848,325	$65,877,413	$125,528,245	$65,939,247	$11,135,443	$24,611,919	$49,437,632

27

Statements of Operations

Six Months Ended October 31, 2010 (Unaudited)

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
INVESTMENT INCOME:
Dividend income	$224,011	$490,002	$2,227,307	$398,402	$913,079	$40,566	$221,355	$292,686
EXPENSES:
Advisory fees	51,778	451,187	98,256	143,225	224,463	45,096	46,577	128,182
Accounting & administration fees	34,393	34,393	34,393	34,393	34,393	34,393	34,393	34,393
Printing	18,187	25,771	5,626	9,709	6,894	2,062	7,711	2,040
Professional fees	14,764	18,396	15,300	15,444	15,775	7,125	14,736	15,310
Sub-licensing	5,178	27,071	5,895	8,593	13,467	4,510	2,795	7,691
Custodian & transfer agent fees	5,950	9,949	5,600	6,699	6,943	5,238	5,857	5,931
Trustees	2,760	5,627	3,107	3,311	3,569	2,765	2,680	3,209
Other expenses	5,836	6,761	5,661	5,656	5,931	5,165	5,322	5,041
Total Expenses	138,846	579,155	173,838	227,030	311,435	106,354	120,071	201,797
Waivers	(71,534)	(10,660)	(50,035)	(46,567)	(28,612)	(47,730)	(61,385)	(40,288)
Net Expenses	67,312	568,495	123,803	180,463	282,823	58,624	58,686	161,509
Net Investment Income (Loss)	156,699	(78,493)	2,103,504	217,939	630,256	(18,058)	162,669	131,177
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,751,958)	(11,066,113)	(4,663,205)	(1,668,988)	2,109,582	(983,585)	(283,381)	(2,472,334)
In-kind redemptions	728,917	13,569,020	3,288,595	4,020,735	2,107,042	1,615,860	927,392	2,536,198
Net realized gain (loss)	(1,023,041)	2,502,907	(1,374,610)	2,351,747	4,216,624	632,275	644,011	63,864
Net change in unrealized appreciation (depreciation) on investments	(3,090,301)	(2,230,250)	(7,837,722)	(28,809)	4,890,598	(1,671,088)	(335,429)	1,196,303
Net realized and unrealized gain (loss) on investments	(4,113,342)	272,657	(9,212,332)	2,322,938	9,107,222	(1,038,813)	308,582	1,260,167
Net increase (decrease) in net assets resulting from operations	$(3,956,643)	$194,164	$(7,108,828)	$2,540,877	$9,737,478	$(1,056,871)	$471,251	$1,391,344

See Notes to Financial Statements.

28

	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
INVESTMENT INCOME:
Dividend income	$441,116	$54,085	$531,985	$406,763	$65,911	$115,688	$109,136
EXPENSES:
Advisory fees	229,340	126,030	359,977	145,401	30,448	66,092	145,286
Accounting & administration fees	34,393	34,393	34,393	34,393	34,393	34,393	34,393
Printing	2,734	2,577	24,197	15,644	6,711	6,351	5,793
Professional fees	16,701	15,363	17,510	15,459	14,592	14,954	15,617
Sub-licensing	13,760	7,562	21,598	8,724	1,827	3,965	8,717
Custodian & transfer agent fees	8,353	6,549	9,718	5,927	5,538	6,052	5,334
Trustees	4,145	3,101	4,925	3,358	2,610	2,859	3,427
Other expenses	4,945	5,173	7,190	6,204	5,815	5,365	5,564
Total Expenses	314,371	200,748	479,508	235,110	101,934	140,031	224,131
Waivers	(25,403)	(41,950)	(25,938)	(51,905)	(63,570)	(56,755)	(41,071)
Net Expenses	288,968	158,798	453,570	183,205	38,364	83,276	183,060
Net Investment Income (Loss)	152,148	(104,713)	78,415	223,558	27,547	32,412	(73,924)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(6,950,407)	(828,948)	(12,591,448)	719,566	(1,838,329)	(1,527,173)	(3,551,368)
In-kind redemptions	4,220,488	6,234,396	7,584,876	3,587,036	(509,195)	292,400	5,153,494
Net realized gain (loss)	(2,729,919)	5,405,448	(5,006,572)	4,306,602	(2,347,524)	(1,234,773)	1,602,126
Net change in unrealized appreciation (depreciation) on investments	(6,535,476)	1,640,390	5,418,142	4,459,988	1,379,346	1,399,157	574,901
Net realized and unrealized gain (loss) on investments	(9,265,395)	7,045,838	411,570	8,766,590	(968,178)	164,384	2,177,027
Net increase (decrease) in net assets resulting from operations	$(9,113,247)	$6,941,125	$489,985	$8,990,148	$(940,631)	$196,796	$2,103,103

29

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio		PowerShares Dynamic Biotechnology & Genome Portfolio		PowerShares Dynamic Building & Construction Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$156,699	$619,706	$(78,493)	$647,033	$2,103,504	$36,974
Net realized gain (loss)	(1,023,041)	(13,834,864)	2,502,907	25,368,958	(1,374,610)	5,280,257
Net change in unrealized appreciation (depreciation)	(3,090,301)	16,275,482	(2,230,250)	46,416,191	(7,837,722)	6,505,844
Net increase (decrease) in net assets resulting from operations	(3,956,643)	3,060,324	194,164	72,432,182	(7,108,828)	11,823,075
Undistributed net investment income (loss) included in the price of units issued and redeemed	32,695	(11,158)	17,540	(63,453)	(250,073)	(20,556)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(109,768)	(1,325,518)	—	(647,086)	—	(71,961)
Return of capital	—	(13,214)	—	(217,733)	—	—
Total distributions to shareholders	(109,768)	(1,338,732)	—	(864,819)	—	(71,961)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,416,323	28,346,551	40,106,060	126,426,292	10,316,883	40,602,688
Value of shares repurchased	(8,073,438)	(79,438,109)	(70,853,155)	(122,899,742)	(19,021,706)	(51,381,416)
Net income equalization	(32,695)	11,158	(17,540)	63,453	250,073	20,556
Net increase (decrease) in net assets resulting from shares transactions	(3,689,810)	(51,080,400)	(30,764,635)	3,590,003	(8,454,750)	(10,758,172)
Increase (Decrease) in Net Assets	(7,723,526)	(49,369,966)	(30,552,931)	75,093,913	(15,813,651)	972,386
NET ASSETS:
Beginning of period	25,403,889	74,773,855	214,390,509	139,296,596	50,114,373	49,141,987
End of period	$17,680,363	$25,403,889	$183,837,578	$214,390,509	$34,300,722	$50,114,373
Undistributed net investment income (loss) at end of period	$75,109	$(4,517)	$(67,726)	$(6,773)	$1,860,250	$6,819
CHANGES IN SHARES OUTSTANDING:
Shares sold	350,000	2,350,000	2,250,000	7,600,000	850,000	3,500,000
Shares repurchased	(650,000)	(6,550,000)	(3,950,000)	(7,500,000)	(1,600,000)	(4,400,000)
Shares outstanding, beginning of period	1,800,000	6,000,000	10,900,000	10,800,000	3,600,000	4,500,000
Shares outstanding, end of period	1,500,000	1,800,000	9,200,000	10,900,000	2,850,000	3,600,000

See Notes to Financial Statements.

30

	PowerShares Dynamic Energy Exploration & Production Portfolio		PowerShares Dynamic Food & Beverage Portfolio		PowerShares Dynamic Healthcare Services Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$217,939	$355,809	$630,256	$850,097	$(18,058)	$(54,291)
Net realized gain (loss)	2,351,747	7,292,712	4,216,624	9,779,655	632,275	(492,619)
Net change in unrealized appreciation (depreciation)	(28,809)	11,435,753	4,890,598	5,379,206	(1,671,088)	4,459,357
Net increase (decrease) in net assets resulting from operations	2,540,877	19,084,274	9,737,478	16,008,958	(1,056,871)	3,912,447
Undistributed net investment income (loss) included in the price of units issued and redeemed	(8,724)	(11,946)	113,575	(275,996)	14,127	4,069
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(179,193)	(238,490)	(480,387)	(1,083,897)	—	—
Return of capital	—	(49,129)	—	—	—	—
Total distributions to shareholders	(179,193)	(287,619)	(480,387)	(1,083,897)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,533,669	45,781,891	63,214,775	73,142,785	16,831,725	20,225,915
Value of shares repurchased	(26,100,477)	(55,939,908)	(32,188,130)	(101,865,601)	(24,441,325)	(13,428,937)
Net income equalization	8,724	11,946	(113,575)	275,996	(14,127)	(4,069)
Net increase (decrease) in net assets resulting from shares transactions	(4,558,084)	(10,146,071)	30,913,070	(28,446,820)	(7,623,727)	6,792,909
Increase (Decrease) in Net Assets	(2,205,124)	8,638,638	40,283,736	(13,797,755)	(8,666,471)	10,709,425
NET ASSETS:
Beginning of period	59,982,594	51,343,956	72,794,683	86,592,438	21,509,772	10,800,347
End of period	$57,777,470	$59,982,594	$113,078,419	$72,794,683	$12,843,301	$21,509,772
Undistributed net investment income (loss) at end of period	$25,349	$(4,673)	$443,136	$179,692	$(7,194)	$(3,263)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,250,000	2,850,000	4,050,000	5,200,000	800,000	1,050,000
Shares repurchased	(1,500,000)	(3,500,000)	(2,050,000)	(7,450,000)	(1,200,000)	(750,000)
Shares outstanding, beginning of period	3,250,000	3,900,000	4,550,000	6,800,000	1,000,000	700,000
Shares outstanding, end of period	3,000,000	3,250,000	6,550,000	4,550,000	600,000	1,000,000

31

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Insurance Portfolio		PowerShares Dynamic Leisure and Entertainment Portfolio		PowerShares Dynamic Media Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$162,669	$224,268	$131,177	$89,940	$152,148	$252,031
Net realized gain (loss)	644,011	(102,817)	63,864	4,451,677	(2,729,919)	6,580,216
Net change in unrealized appreciation (depreciation)	(335,429)	5,556,072	1,196,303	6,079,935	(6,535,476)	17,466,146
Net increase (decrease) in net assets resulting from operations	471,251	5,677,523	1,391,344	10,621,552	(9,113,247)	24,298,393
Undistributed net investment income (loss) included in the price of units issued and redeemed	8,052	15,651	118,608	(764,293)	169,579	(518,652)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(161,841)	(260,945)	(104,466)	(72,405)	(158,772)	(252,182)
Return of capital	—	—	—	—	—	(22,607)
Total distributions to shareholders	(161,841)	(260,945)	(104,466)	(72,405)	(158,772)	(274,789)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,100,134	12,074,164	20,868,173	73,178,081	34,269,852	129,819,265
Value of shares repurchased	(8,135,329)	(25,707,970)	(26,772,081)	(33,708,559)	(69,480,153)	(36,222,010)
Net income equalization	(8,052)	(15,651)	(118,608)	764,293	(169,579)	518,652
Net increase (decrease) in net assets resulting from shares transactions	(43,247)	(13,649,457)	(6,022,516)	40,233,815	(35,379,880)	94,115,907
Increase (Decrease) in Net Assets	274,215	(8,217,228)	(4,617,030)	50,018,669	(44,482,320)	117,620,859
NET ASSETS:
Beginning of period	18,591,652	26,808,880	62,794,379	12,775,710	125,875,064	8,254,205
End of period	$18,865,867	$18,591,652	$58,177,349	$62,794,379	$81,392,744	$125,875,064
Undistributed net investment income (loss) at end of period	$35,523	$26,643	$165,883	$20,564	$159,837	$(3,118)
CHANGES IN SHARES OUTSTANDING:
Shares sold	550,000	900,000	1,350,000	5,200,000	2,850,000	11,300,000
Shares repurchased	(550,000)	(2,000,000)	(1,800,000)	(2,600,000)	(5,800,000)	(3,100,000)
Shares outstanding, beginning of period	1,200,000	2,300,000	3,800,000	1,200,000	9,200,000	1,000,000
Shares outstanding, end of period	1,200,000	1,200,000	3,350,000	3,800,000	6,250,000	9,200,000

See Notes to Financial Statements.

32

	PowerShares Dynamic Networking Portfolio		PowerShares Dynamic Oil & Gas Services Portfolio		PowerShares Dynamic Pharmaceuticals Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$(104,713)	$(141,097)	$78,415	$437,145	$223,558	$571,818
Net realized gain (loss)	5,405,448	5,499,729	(5,006,572)	(15,162,993)	4,306,602	(9,541,016)
Net change in unrealized appreciation (depreciation)	1,640,390	6,663,272	5,418,142	71,087,526	4,459,988	35,342,985
Net increase (decrease) in net assets resulting from operations	6,941,125	12,021,904	489,985	56,361,678	8,990,148	26,373,787
Undistributed net investment income (loss) included in the price of units issued and redeemed	(31,499)	27,812	15,836	(3,035)	(7,888)	(161,901)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(642,185)	(210,845)	(992,451)
Return of capital	—	—	—	(258,092)	—	—
Total distributions to shareholders	—	—	—	(900,277)	(210,845)	(992,451)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	49,196,809	39,996,959	26,245,241	83,424,925	16,460,983	19,257,512
Value of shares repurchased	(28,486,992)	(20,858,030)	(41,582,318)	(124,244,327)	(13,234,195)	(91,325,601)
Net income equalization	31,499	(27,812)	(15,836)	3,035	7,888	161,901
Net increase (decrease) in net assets resulting from shares transactions	20,741,316	19,111,117	(15,352,913)	(40,816,367)	3,234,676	(71,906,188)
Increase (Decrease) in Net Assets	27,650,942	31,160,833	(14,847,092)	14,641,999	12,006,091	(46,686,753)
NET ASSETS:
Beginning of period	47,437,005	16,276,172	170,357,736	155,715,737	57,661,979	104,348,732
End of period	$75,087,947	$47,437,005	$155,510,644	$170,357,736	$69,668,070	$57,661,979
Undistributed net investment income (loss) at end of period	$(139,106)	$(2,894)	$85,930	$(8,321)	$33,870	$29,045
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,350,000	2,250,000	1,750,000	5,250,000	850,000	1,150,000
Shares repurchased	(1,450,000)	(1,200,000)	(2,700,000)	(7,700,000)	(700,000)	(5,700,000)
Shares outstanding, beginning of period	2,250,000	1,200,000	9,450,000	11,900,000	2,950,000	7,500,000
Shares outstanding, end of period	3,150,000	2,250,000	8,500,000	9,450,000	3,100,000	2,950,000

33

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Retail Portfolio		PowerShares Dynamic Semiconductors Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$27,547	$157,134	$32,412	$136,811
Net realized gain (loss)	(2,347,524)	23,771,134	(1,234,773)	2,724,384
Net change in unrealized appreciation (depreciation)	1,379,346	(17,762,532)	1,399,157	7,568,493
Net increase (decrease) in net assets resulting from operations	(940,631)	6,165,736	196,796	10,429,688
Undistributed net investment income (loss) included in the price of units issued and redeemed	70,758	241,079	507	(26,642)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(49,282)	(196,273)	(27,657)	(146,532)
Return of capital	—	—	—	(8,521)
Total distributions to shareholders	(49,282)	(196,273)	(27,657)	(155,053)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,575,887	82,184,260	6,779,121	34,613,789
Value of shares repurchased	(14,259,403)	(141,487,827)	(7,347,791)	(52,688,497)
Net income equalization	(70,758)	(241,079)	(507)	26,642
Net increase (decrease) in net assets resulting from shares transactions	(11,754,274)	(59,544,646)	(569,177)	(18,048,066)
Increase (Decrease) in Net Assets	(12,673,429)	(53,334,104)	(399,531)	(7,800,073)
NET ASSETS:
Beginning of period	24,272,818	77,606,922	28,573,420	36,373,493
End of period	$11,599,389	$24,272,818	$28,173,889	$28,573,420
Undistributed net investment income (loss) at end of period	$68,162	$19,139	$1,375	$(3,887)
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	5,050,000	550,000	2,900,000
Shares repurchased	(800,000)	(9,050,000)	(600,000)	(4,400,000)
Shares outstanding, beginning of period	1,300,000	5,300,000	2,000,000	3,500,000
Shares outstanding, end of period	650,000	1,300,000	1,950,000	2,000,000

See Notes to Financial Statements.

34

	PowerShares Dynamic Software Portfolio
	Six Months Ended October 31, 2010 (Unaudited)	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$(73,924)	$(211,494)
Net realized gain (loss)	1,602,126	13,968,040
Net change in unrealized appreciation (depreciation)	574,901	6,367,617
Net increase (decrease) in net assets resulting from operations	2,103,103	20,124,163
Undistributed net investment income (loss) included in the price of units issued and redeemed	10,371	7,870
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Return of capital	—	—
Total distributions to shareholders	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	22,313,085	65,333,131
Value of shares repurchased	(33,810,498)	(54,727,511)
Net income equalization	(10,371)	(7,870)
Net increase (decrease) in net assets resulting from shares transactions	(11,507,784)	10,597,750
Increase (Decrease) in Net Assets	(9,394,310)	30,729,783
NET ASSETS:
Beginning of period	67,626,272	36,896,489
End of period	$58,231,962	$67,626,272
Undistributed net investment income (loss) at end of period	$(67,033)	$(3,480)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,050,000	3,450,000
Shares repurchased	(1,600,000)	(2,850,000)
Shares outstanding, beginning of period	3,000,000	2,400,000
Shares outstanding, end of period	2,450,000	3,000,000

35

Financial Highlights

PowerShares Dynamic Banking Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period October 12, 2006* Through
	(Unaudited)	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.11	$12.46		$19.57	$23.68	$25.17
Net investment income**	0.09	0.24		0.46	0.52	0.22
Net realized and unrealized gain (loss) on investments	(2.34)	1.89		(7.04)	(4.22)	(1.49)
Total from investment operations	(2.25)	2.13		(6.58)	(3.70)	(1.27)
Distributions to shareholders from:
Net investment income	(0.07)	(0.48)		(0.53)	(0.41)	(0.22)
Return of capital	—	(0.00	)(a)	—	—	—
Total distributions	(0.07)	(0.48)		(0.53)	(0.41)	(0.22)
Net asset value at end of period	$11.79	$14.11		$12.46	$19.57	$23.68
Share price at end of period***	$11.78	$14.11		$12.43
NET ASSET VALUE, TOTAL RETURN:****	(15.97)%	17.91%		(34.34)%	(15.80)%	(5.08)%
SHARE PRICE TOTAL RETURN****	(16.05)%	18.21%		(34.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,680	$25,404		$74,774	$107,648	$4,736
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%		0.65%	0.66%	0.76%†
Expenses, prior to (Waivers) and/or Recapture	1.34%†	1.07%		0.72%	0.78%	1.88%†
Net investment income, after (Waivers) and/or Recapture	1.51%†	2.12%		2.82%	2.71%	1.58%†
Portfolio turnover rate ††	57%	84%		93%	111%	57%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.00	)(a)	$(0.01)	$(0.05)	$(0.06)

PowerShares Dynamic Biotechnology & Genome Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,					For the Period June 23, 2005* Through
	(Unaudited)		2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.67		$12.90		$17.77	$19.30	$17.24	$14.71
Net investment income (loss)**	(0.01)		0.06	†††	(0.06)	(0.11)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	0.32		6.79		(4.81)	(1.42)	2.16	2.61
Total from investment operations	0.31		6.85		(4.87)	(1.53)	2.06	2.53
Distributions to shareholders from:
Net investment income	—		(0.06)		—	—	—	—
Return of capital	—		(0.02)		—	—	—	—
Total distributions	—		(0.08)		—	—	—	—
Net asset value at end of period	$19.98		$19.67		$12.90	$17.77	$19.30	$17.24
Share price at end of period***	$19.98		$19.68		$12.87
NET ASSET VALUE, TOTAL RETURN:****	1.58%		53.19%		(27.41)%	(7.93)%	11.95%	17.20%
SHARE PRICE TOTAL RETURN****	1.52%		53.63%		(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$183,838		$214,391		$139,297	$199,000	$258,616	$250,021
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%		0.63%	0.63%	0.63%	0.64	%†
Expenses, prior to (Waivers) and/or Recapture	0.64	%†	0.61%		0.62%	0.62%	0.66%	0.67	%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.09	)%†	0.36	%†††	(0.38)%	(0.57)%	(0.56)%	(0.55	)%†
Portfolio turnover rate ††	46%		80%		93%	91%	82%	49%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$(0.01)		$(0.01)	$0.01	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,					For the Period October 26, 2005* Through
	(Unaudited)		2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.92		$10.92		$17.25	$18.70	$18.15	$15.26
Net investment income**	0.65	†††	0.01		0.02	0.02	0.02	0.00	(a)
Net realized and unrealized gain (loss) on investments	(2.53)		3.01		(6.33)	(1.45)	0.53	2.90
Total from investment operations	(1.88)		3.02		(6.31)	(1.43)	0.55	2.90
Distributions to shareholders from:
Net investment income	—		(0.02)		(0.02)	(0.02)	0.00 (a)	(0.01)
Net asset value at end of period	$12.04		$13.92		$10.92	$17.25	$18.70	$18.15
Share price at end of period***	$12.03		$13.92		$10.94
NET ASSET VALUE, TOTAL RETURN:****	(13.51)%		27.65%		(36.61)%	(7.66)%	3.06%	18.99%
SHARE PRICE TOTAL RETURN****	(13.51)%		27.42%		(36.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$34,301		$50,114		$49,142	$15,523	$18,699	$25,406
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%		0.63%	0.63%	0.63%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.88	%†	0.76%		1.06%	1.18%	1.65%	0.80	%†
Net investment income (loss), after (Waivers) and/or Recapture	10.70	%†,†††	0.07%		0.19%	0.09%	0.15%	0.00	†(a)
Portfolio turnover rate ††	45%		59%		50%	75%	59%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.08)		$(0.00	)(a)	$0.05	$(0.02)	$0.01	—

PowerShares Dynamic Energy Exploration & Production Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,					For the Period October 26, 2005* Through
	(Unaudited)		2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.46		$13.17		$26.69	$21.29	$18.63	$16.03
Net investment income**	0.07		0.10		0.06	0.05	0.09	0.00	(a)
Net realized and unrealized gain (loss) on investments	0.79		5.27		(13.50)	5.41	2.63	2.62
Total from investment operations	0.86		5.37		(13.44)	5.46	2.72	2.62
Distributions to shareholders from:
Net investment income	(0.06)		(0.07)		(0.08)	(0.06)	(0.06)	(0.02)
Return of capital	—		(0.01)		—	0.00 (a)	—	—
Total distributions	(0.06)		(0.08)		(0.08)	(0.06)	(0.06)	(0.02)
Net asset value at end of period	$19.26		$18.46		$13.17	$26.69	$21.29	$18.63
Share price at end of period***	$19.26		$18.46		$13.15
NET ASSET VALUE, TOTAL RETURN:****	4.66%		40.87%		(50.42)%	25.69%	14.66%	16.33%
SHARE PRICE TOTAL RETURN****	4.66%		41.08%		(50.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$57,777		$59,983		$51,344	$138,802	$123,488	$111,795
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%		0.63%	0.63%	0.63%	0.66	%†
Expenses, prior to (Waivers) and/or Recapture	0.79	%†	0.76%		0.69%	0.65%	0.74%	0.75	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.76	%†	0.62%		0.30%	0.23%	0.47%	(0.01	)%†
Portfolio turnover rate ††	64%		68%		68%	39%	59%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.02 and 0.26%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005 or 0.005%.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period June 23, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.00	$12.73	$16.73	$17.53	$15.17	$14.85
Net investment income**	0.11	0.20	0.25	0.18	0.39	0.11
Net realized and unrealized gain (loss) on investments	1.24	3.33	(4.08)	(0.42)	2.14	0.30
Total from investment operations	1.35	3.53	(3.83)	(0.24)	2.53	0.41
Distributions to shareholders from:
Net investment income	(0.09)	(0.26)	(0.17)	(0.40)	(0.17)	(0.09)
Return of capital	—	—	—	(0.16)	—	—
Total distributions	(0.09)	(0.26)	(0.17)	(0.56)	(0.17)	(0.09)
Net asset value at end of period	$17.26	$16.00	$12.73	$16.73	$17.53	$15.17
Share price at end of period***	$17.25	$16.01	$12.74
NET ASSET VALUE, TOTAL RETURN:****	8.51%	28.08%	(22.99)%	(1.40)%	16.79%	2.78%
SHARE PRICE TOTAL RETURN****	8.38%	28.06%	(22.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$113,078	$72,795	$86,592	$87,013	$33,314	$24,270
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.64%	0.69%†
Expenses, prior to (Waivers) and/or Recapture	0.69%†	0.74%	0.71%	0.88%	1.15%	1.07%†
Net investment income, after (Waivers) and/or Recapture	1.40%†	1.41%	1.80%	1.11%	2.42%	0.91%†
Portfolio turnover rate ††	50%	65%	65%	64%	50%	72%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.06)	$0.04	$0.07	$0.02	—

PowerShares Dynamic Healthcare Services Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,			For the Period October 12, 2006* Through
	(Unaudited)	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.51	$15.43	$23.35	$28.04	$24.88
Net investment income (loss)**	(0.02)	(0.08)	(0.05)	(0.16)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.08)	6.16	(7.87)	(4.53)	3.24
Total from investment operations	(0.10)	6.08	(7.92)	(4.69)	3.16
Net asset value at end of period	$21.41	$21.51	$15.43	$23.35	$28.04
Share price at end of period***	$21.40	$21.51	$15.43
NET ASSET VALUE, TOTAL RETURN:****	(0.46)%	39.40%	(33.92)%	(16.73)%	12.70%
SHARE PRICE TOTAL RETURN****	(0.51)%	39.40%	(33.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,843	$21,510	$10,800	$28,026	$28,041
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.65%	0.67%	0.70%†
Expenses, prior to (Waivers) and/or Recapture	1.18%†	1.38%	1.10%	0.80%	1.20%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.20)%†	(0.40)%	(0.27)%	(0.54)%	(0.56)%†
Portfolio turnover rate ††	33%	68%	91%	63%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.01	$(0.01)	$0.04	$(0.04)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

38

Financial Highlights (Continued)

PowerShares Dynamic Insurance Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,					For the Period October 26, 2005* Through
	(Unaudited)	2010	2009	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.49	$11.66	$16.20	$18.84		$17.31	$15.44
Net investment income**	0.13	0.16	0.15	0.27	†††	0.15	0.07
Net realized and unrealized gain (loss) on investments	0.22	3.86	(4.54)	(2.61)		1.51	1.86
Total from investment operations	0.35	4.02	(4.39)	(2.34)		1.66	1.93
Distributions to shareholders from:
Net investment income	(0.12)	(0.19)	(0.15)	(0.30)		(0.13)	(0.06)
Net asset value at end of period	$15.72	$15.49	$11.66	$16.20		$18.84	$17.31
Share price at end of period***	$15.72	$15.50	$11.61
NET ASSET VALUE, TOTAL RETURN:****	2.32%	34.85%	(27.26)%	(12.56)%		9.62%	12.54%
SHARE PRICE TOTAL RETURN****	2.25%	35.53%	(27.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,866	$18,592	$26,809	$34,012		$58,401	$31,164
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%		0.63%	0.68	%†
Expenses, prior to (Waivers) and/or Recapture	1.29%†	1.23%	0.98%	0.82%		0.96%	0.87	%†
Net investment income, after (Waivers) and/or Recapture	1.75%†	1.20%	1.13%	1.54	%†††	0.87%	0.81	%†
Portfolio turnover rate ††	47%	72%	52%	82%		40%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.01	$(0.01)	$(0.03)		$0.01	—

PowerShares Dynamic Leisure and Entertainment Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period June 23, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.52	$10.65	$15.11	$18.32	$16.29	$14.77
Net investment income**	0.04	0.05	0.10	0.12	0.07	0.03
Net realized and unrealized gain (loss) on investments	0.84	5.88	(4.46)	(2.75)	2.05	1.51
Total from investment operations	0.88	5.93	(4.36)	(2.63)	2.12	1.54
Distributions to shareholders from:
Net investment income	(0.03)	(0.06)	(0.10)	(0.19)	(0.08)	(0.02)
Return of capital	—	—	—	(0.39)	(0.01)	—
Total distributions	(0.03)	(0.06)	(0.10)	(0.58)	(0.09)	(0.02)
Net asset value at end of period	$17.37	$16.52	$10.65	$15.11	$18.32	$16.29
Share price at end of period***	$17.37	$16.54	$10.63
NET ASSET VALUE, TOTAL RETURN:****	5.38%	55.81%	(28.91)%	(14.58)%	13.02%	10.41%
SHARE PRICE TOTAL RETURN****	5.25%	56.29%	(29.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,177	$62,794	$12,776	$15,115	$49,472	$27,701
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.64%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	0.79%†	1.06%	1.65%	0.95%	1.07%	1.03%†
Net investment income, after (Waivers) and/or Recapture	0.51%†	0.41%	0.96%	0.70%	0.42%	0.22%†
Portfolio turnover rate ††	37%	68%	50%	58%	35%	48%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$(0.44)	$(0.04)	$(0.16)	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

39

Financial Highlights (Continued)

PowerShares Dynamic Media Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,					For the Period June 23, 2005* Through
	(Unaudited)	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.68	$8.25		$13.44	$16.48	$14.44	$14.93
Net investment income**	0.02	0.06		0.05	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments	(0.66)	5.42		(5.18)	(2.82)	2.04	(0.49)
Total from investment operations	(0.64)	5.48		(5.13)	(2.76)	2.08	(0.47)
Distributions to shareholders from:
Net investment income	(0.02)	(0.05)		(0.04)	(0.06)	(0.04)	(0.02)
Return of capital	—	(0.00	)(a)	(0.02)	(0.22)	—	—
Total distributions	(0.02)	(0.05)		(0.06)	(0.28)	(0.04)	(0.02)
Net asset value at end of period	$13.02	$13.68		$8.25	$13.44	$16.48	$14.44
Share price at end of period***	$13.02	$13.70		$8.26
NET ASSET VALUE, TOTAL RETURN:****	(4.63)%	66.55%		(38.30)%	(16.91)%	14.42%	(3.15)%
SHARE PRICE TOTAL RETURN****	(4.77)%	66.59%		(38.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$81,393	$125,875		$8,254	$30,923	$31,305	$24,543
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%		0.63%	0.63%	0.64%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	0.69%†	0.77%		1.22%	0.85%	1.24%	1.04%†
Net investment income, after (Waivers) and/or Recapture	0.33%†	0.51%		0.52%	0.36%	0.25%	0.19%†
Portfolio turnover rate ††	35%	50%		69%	62%	43%	68%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.12)		$0.05	$(0.04)	$(0.01)	—

PowerShares Dynamic Networking Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period June 23, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.08	$13.56	$16.04	$18.68	$17.38	$14.96
Net investment income (loss)**	(0.04)	(0.09)	(0.06)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	2.80	7.61	(2.42)	(2.55)	1.39	2.50
Total from investment operations	2.76	7.52	(2.48)	(2.64)	1.30	2.42
Net asset value at end of period	$23.84	$21.08	$13.56	$16.04	$18.68	$17.38
Share price at end of period***	$23.85	$21.11	$13.58
NET ASSET VALUE, TOTAL RETURN:****	13.09%	55.46%	(15.46)%	(14.13)%	7.48%	16.18%
SHARE PRICE TOTAL RETURN****	12.98%	55.45%	(15.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$75,088	$47,437	$16,276	$12,831	$18,677	$27,806
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.64%	0.68	%†
Expenses, prior to (Waivers) and/or Recapture	0.80%†	0.95%	1.92%	1.25%	1.24%	1.03	%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.42)%†	(0.50)%	(0.49)%	(0.51)%	(0.54)%	(0.59	)%†
Portfolio turnover rate ††	26%	29%	23%	17%	62%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.02	$0.11	$0.01	$0.03	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

40

Financial Highlights (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,					For the Period October 26, 2005* Through
	(Unaudited)		2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.03		$13.09		$29.23	$22.70	$21.41	$16.43
Net investment income (loss)**	0.01		0.04		0.06	(0.02)	0.00 (a)	(0.01)
Net realized and unrealized gain (loss) on investments	0.26		4.98		(16.16)	6.55	1.29	4.99
Total from investment operations	0.27		5.02		(16.10)	6.53	1.29	4.98
Distributions to shareholders from:
Net investment income	—		(0.06)		(0.04)	—	—	—
Return of capital	—		(0.02)		—	—	—	—
Total distributions	—		(0.08)		(0.04)	—	—	—
Net asset value at end of period	$18.30		$18.03		$13.09	$29.23	$22.70	$21.41
Share price at end of period***	$18.30		$18.02		$13.11
NET ASSET VALUE, TOTAL RETURN:****	1.50%		38.41%		(55.04)%	28.77%	6.03%	30.31%
SHARE PRICE TOTAL RETURN****	1.55%		38.13%		(54.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$155,511		$170,358		$155,716	$379,939	$272,456	$336,132
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%		0.62%	0.62%	0.63%	0.64	%†
Expenses, prior to (Waivers) and/or Recapture	0.67	%†	0.63%		0.61%	0.60%	0.65%	0.67	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.11	%†	0.24%		0.29%	(0.06)%	0.02%	(0.10	)%†
Portfolio turnover rate ††	33%		56%		48%	67%	76%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.00 (a)	—

PowerShares Dynamic Pharmaceuticals Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,				For the Period June 23, 2005* Through
	(Unaudited)		2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.55		$13.91	$17.20	$19.61	$16.54	$14.84
Net investment income**	0.08		0.14	0.15	0.10	0.08	0.06
Net realized and unrealized gain (loss) on investments	2.91		5.76	(3.32)	(2.45)	3.08	1.68
Total from investment operations	2.99		5.90	(3.17)	(2.35)	3.16	1.74
Distributions to shareholders from:
Net investment income	(0.07)		(0.26)	(0.12)	(0.06)	(0.08)	(0.04)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.07)		(0.26)	(0.12)	(0.06)	(0.09)	(0.04)
Net asset value at end of period	$22.47		$19.55	$13.91	$17.20	$19.61	$16.54
Share price at end of period***	$22.48		$19.54	$13.92
NET ASSET VALUE, TOTAL RETURN:****	15.35%		42.69%	(18.52)%	(11.99)%	19.20%	11.74%
SHARE PRICE TOTAL RETURN****	15.46%		42.51%	(18.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$69,668		$57,662	$104,349	$106,615	$82,345	$66,157
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.63%	0.66%†
Expenses, prior to (Waivers) and/or Recapture	0.81	%†	0.74%	0.66%	0.69%	0.80%	0.88%†
Net investment income, after (Waivers) and/or Recapture	0.77	%†	0.83%	0.95%	0.52%	0.43%	0.42%†
Portfolio turnover rate ††	5%		35%	31%	45%	29%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.04)	$0.00 (a)	$(0.01)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

41

Financial Highlights (Continued)

PowerShares Dynamic Retail Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,				For the Period October 26, 2005* Through
	(Unaudited)	2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.67	$14.64	$15.99	$20.02	$18.29	$15.13
Net investment income**	0.04	0.06	0.05	0.04	0.07	0.01
Net realized and unrealized gain (loss) on investments	(0.79)	4.08	(1.36)	(3.92)	1.71	3.16
Total from investment operations	(0.75)	4.14	(1.31)	(3.88)	1.78	3.17
Distributions to shareholders from:
Net investment income	(0.07)	(0.11)	(0.04)	(0.10)	(0.05)	(0.01)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	(0.07)	(0.11)	(0.04)	(0.15)	(0.05)	(0.01)
Net asset value at end of period	$17.85	$18.67	$14.64	$15.99	$20.02	$18.29
Share price at end of period***	$17.86	$18.68	$14.64
NET ASSET VALUE, TOTAL RETURN:****	(4.01)%	28.49%	(8.11)%	(19.41)%	9.72%	20.98%
SHARE PRICE TOTAL RETURN****	(3.95)%	28.56%	(8.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,599	$24,273	$77,607	$14,391	$24,029	$23,783
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.64%	0.70%†
Expenses, prior to (Waivers) and/or Recapture	1.67%†	0.89%	1.08%	1.46%	1.41%	0.97%†
Net investment income, after (Waivers) and/or Recapture	0.45%†	0.44%	0.45%	0.22%	0.35%	0.17%†
Portfolio turnover rate ††	76%	52%	53%	198%	73%	11%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.09	$0.10	$(0.17)	$(0.07)	$0.00 (a)	—

PowerShares Dynamic Semiconductors Portfolio

	Six Months Ended October 31, 2010	Year Ended April 30,					For the Period June 23, 2005* Through
	(Unaudited)	2010		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.29	$10.39		$16.32	$19.05	$20.18	$14.93
Net investment income (loss)**	0.02	0.05		0.04	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.15	3.91		(5.92)	(2.72)	(1.09)	5.30
Total from investment operations	0.17	3.96		(5.88)	(2.73)	(1.13)	5.25
Distribution to shareholder from:
Net investment income	(0.01)	(0.06)		(0.05)	—	—	—
Return of capital	—	(0.00	)(a)	—	—	—	—
Total distributions	(0.01)	(0.06)		(0.05)	—	—	—
Net asset value at end of period	$14.45	$14.29		$10.39	$16.32	$19.05	$20.18
Share price at end of period***	$14.45	$14.29		$10.39
NET ASSET VALUE, TOTAL RETURN:****	1.22%	38.16%		(36.01)%	(14.33)%	(5.60)%	35.16%
SHARE PRICE TOTAL RETURN****	1.22%	38.16%		(36.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,174	$28,573		$36,373	$75,056	$161,886	$106,929
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%		0.63%	0.63%	0.63%	0.65	%†
Expenses, prior to (Waivers) and/or Recapture	1.06%†	0.90%		0.82%	0.67%	0.78%	0.75	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.25%†	0.39%		0.32%	(0.04)%	(0.23)%	(0.33	)%†
Portfolio turnover rate ††	33%	68%		65%	56%	51%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.01)		$(0.01)	$0.02	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

42

Financial Highlights (Continued)

PowerShares Dynamic Software Portfolio

	Six Months Ended October 31, 2010		Year Ended April 30,				For the Period June 23, 2005* Through
	(Unaudited)		2010	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.54		$15.37	$17.53	$20.39	$18.44	$14.98
Net investment income (loss)**	(0.03)		(0.07)	(0.06)	(0.10)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	1.26		7.24	(2.10)	(2.76)	2.05	3.54
Total from investment operations	1.23		7.17	(2.16)	(2.86)	1.95	3.46
Net asset value at end of period	$23.77		$22.54	$15.37	$17.53	$20.39	$18.44
Share price at end of period***	$23.79		$22.55	$15.37
NET ASSET VALUE, TOTAL RETURN:****	5.46%		46.65%	(12.32)%	(14.03)%	10.57%	23.10%
SHARE PRICE TOTAL RETURN****	5.50%		46.71%	(12.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,232		$67,626	$36,896	$35,055	$71,369	$49,799
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.63%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.77	%†	0.75%	0.97%	0.78%	0.83%	0.91	%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.25	)%†	(0.38)%	(0.42)%	(0.49)%	(0.51)%	(0.53	)%†
Portfolio turnover rate ††	29%		33%	53%	64%	59%	75%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$0.02	$0.05	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

43

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology & Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building & Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration & Production Portfolio	"Dynamic Energy Exploration & Production Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Healthcare Services Portfolio	"Dynamic Healthcare Services Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2011. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2010 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/11	04/30/12	04/30/13	10/31/13
Dynamic Banking Portfolio	$303,300	$26,307	$81,730	$123,729	$71,534
Dynamic Biotechnology & Genome Portfolio	49,442	8,283	18,040	11,574	11,545
Dynamic Building & Construction Portfolio	283,658	58,250	104,482	70,891	50,035
Dynamic Energy Exploration & Production Portfolio	211,296	16,520	71,755	76,454	46,567
Dynamic Food & Beverage Portfolio	208,939	49,048	64,520	66,759	28,612
Dynamic Healthcare Services Portfolio	269,080	23,639	98,004	99,707	47,730
Dynamic Insurance Portfolio	322,575	47,301	101,777	112,112	61,385
Dynamic Leisure and Entertainment Portfolio	302,575	56,190	111,337	94,760	40,288
Dynamic Media Portfolio	255,681	51,043	108,094	71,141	25,403
Dynamic Networking Portfolio	300,567	57,849	110,045	90,723	41,950
Dynamic Oil & Gas Services Portfolio	26,265	—	—	327	25,938
Dynamic Pharmaceuticals Portfolio	201,959	33,289	42,897	73,868	51,905
Dynamic Retail Portfolio	320,620	55,574	107,811	93,665	63,570
Dynamic Semiconductors Portfolio	287,635	46,692	92,088	92,100	56,755
Dynamic Software Portfolio	251,100	42,359	98,470	69,200	41,071

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the NYSE Arca (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the six-month period ended October 31, 2010, there were no significant transfers between investment levels, unless otherwise noted.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Banking Portfolio
Equity Securities	$17,678,960	$—	$—	$17,678,960
Money Market Fund	98,309	—	—	98,309
Total Investments	17,777,269	—	—	17,777,269
Dynamic Biotechnology & Genome Portfolio
Equity Securities	183,987,444	—	—	183,987,444
Money Market Fund	44,675	—	—	44,675
Total Investments	184,032,119	—	—	184,032,119

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Building & Construction Portfolio
Equity Securities	$34,290,114	$—	$—	$34,290,114
Money Market Fund	62,214	—	—	62,214
Total Investments	34,352,328	—	—	34,352,328
Dynamic Energy Exploration & Production Portfolio
Equity Securities	57,794,308	1,578	—	57,795,886
Money Market Fund	46,266	—	—	46,266
Total Investments	57,840,574	1,578	—	57,842,152
Dynamic Food & Beverage Portfolio
Equity Securities	113,087,572	—	—	113,087,572
Dynamic Healthcare Services Portfolio
Equity Securities	12,835,658	—	—	12,835,658
Money Market Fund	60,424	—	—	60,424
Total Investments	12,896,082	—	—	12,896,082
Dynamic Insurance Portfolio
Equity Securities	18,867,553	—	—	18,867,553
Money Market Fund	62,158	—	—	62,158
Total Investments	18,929,711	—	—	18,929,711
Dynamic Leisure and Entertainment Portfolio
Equity Securities	58,173,120	—	—	58,173,120
Money Market Fund	48,286	—	—	48,286
Total Investments	58,221,406	—	—	58,221,406
Dynamic Media Portfolio
Equity Securities	81,415,183	—	—	81,415,183
Money Market Fund	72,348	—	—	72,348
Total Investments	81,487,531	—	—	81,487,531
Dynamic Networking Portfolio
Equity Securities	75,113,612	—	—	75,113,612
Dynamic Oil & Gas Services Portfolio
Equity Securities	155,479,014	—	—	155,479,014
Money Market Fund	87,720	—	—	87,720
Total Investments	155,566,734	—	—	155,566,734

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Pharmaceuticals Portfolio
Equity Securities	$69,668,640	$—	$—	$69,668,640
Money Market Fund	51,170	—	—	51,170
Total Investments	69,719,810	—	—	69,719,810
Dynamic Retail Portfolio
Equity Securities	11,598,495	—	—	11,598,495
Money Market Fund	58,536	—	—	58,536
Total Investments	11,657,031	—	—	11,657,031
Dynamic Semiconductors Portfolio
Equity Securities	28,186,790	—	—	28,186,790
Money Market Fund	48,125	—	—	48,125
Total Investments	28,234,915	—	—	28,234,915
Dynamic Software Portfolio
Equity Securities	58,274,144	—	—	58,274,144
Money Market Fund	18,406	—	—	18,406
Total Investments	58,292,550	—	—	58,292,550

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2010, which expire on April 30 of each year listed below:

	2013	2014	2015	2016	2017	2018	Total*
Dynamic Banking Portfolio	$—	$—	$—	$1,146,630	$16,399,927	$28,757,166	$46,303,723
Dynamic Biotechnology & Genome Portfolio	—	321,497	19,612,223	15,818,255	34,286,844	50,397,332	120,436,151
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	2,843,349	3,001,058	8,850,482

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

	2013	2014	2015	2016	2017	2018	Total*
Dynamic Energy Exploration & Production Portfolio	$—	$—	$285,311	$3,232,521	$7,646,917	$21,348,642	$32,513,391
Dynamic Food & Beverage Portfolio	—	433,620	1,965,652	1,260,041	7,585,250	10,245,302	21,489,865
Dynamic Healthcare Services Portfolio	—	—	—	1,525,186	5,942,546	5,081,229	12,548,961
Dynamic Insurance Portfolio	—	—	774,301	2,181,744	4,422,035	3,738,972	11,117,052
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	2,895,936	2,889,449	10,260,933
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	4,930,761	5,161,647	16,330,554
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	1,975,581	512,618	5,875,102
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	24,680,663	85,168,577	132,785,704
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,128,715	15,494,879	20,227,411
Dynamic Retail Portfolio	—	—	937,070	1,908,967	2,427,604	1,816,180	7,089,821
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	14,001,359	10,902,954	44,531,148
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	7,095,351	2,938,722	14,701,968

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the six-month period ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$11,763,409	$12,306,968
Dynamic Biotechnology & Genome Portfolio	84,441,821	84,208,885
Dynamic Building & Construction Portfolio	19,641,528	17,403,219
Dynamic Energy Exploration & Production Portfolio	36,137,465	36,756,485
Dynamic Food & Beverage Portfolio	44,093,069	44,804,889
Dynamic Healthcare Services Portfolio	5,720,854	5,714,446
Dynamic Insurance Portfolio	8,707,608	8,661,092
Dynamic Leisure and Entertainment Portfolio	19,465,629	19,621,553
Dynamic Media Portfolio	32,445,298	33,264,287
Dynamic Networking Portfolio	14,037,363	13,835,093
Dynamic Oil & Gas Services Portfolio	48,051,992	48,877,551
Dynamic Pharmaceuticals Portfolio	3,466,857	2,896,994
Dynamic Retail Portfolio	10,228,003	10,159,039
Dynamic Semiconductors Portfolio	8,851,624	8,774,592
Dynamic Software Portfolio	17,217,213	17,104,336

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

For the six-month period ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$5,019,677	$8,064,777
Dynamic Biotechnology & Genome Portfolio	40,910,836	71,977,985
Dynamic Building & Construction Portfolio	10,750,014	19,593,991
Dynamic Energy Exploration & Production Portfolio	22,991,809	26,827,524
Dynamic Food & Beverage Portfolio	64,338,141	32,420,662
Dynamic Healthcare Services Portfolio	16,559,288	24,213,499
Dynamic Insurance Portfolio	8,342,033	8,427,052
Dynamic Leisure and Entertainment Portfolio	22,060,172	27,775,943
Dynamic Media Portfolio	36,872,122	71,249,681
Dynamic Networking Portfolio	50,160,455	29,763,759
Dynamic Oil & Gas Services Portfolio	26,783,651	41,393,102
Dynamic Pharmaceuticals Portfolio	16,904,363	14,244,118
Dynamic Retail Portfolio	2,532,682	14,309,569
Dynamic Semiconductors Portfolio	7,420,749	8,059,747
Dynamic Software Portfolio	22,976,029	34,664,865

Gains and (losses) on in-kind transactions are generally not considered taxable gains (losses) for Federal income tax purposes.

At October 31, 2010, cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Banking Portfolio	$17,399,018	$378,251	$885,884	$(507,633)
Dynamic Biotechnology & Genome Portfolio	163,561,902	20,470,217	25,749,028	(5,278,811)
Dynamic Building & Construction Portfolio	32,456,388	1,895,940	3,179,542	(1,283,602)
Dynamic Energy Exploration & Production Portfolio	50,510,809	7,331,343	7,920,419	(589,076)
Dynamic Food & Beverage Portfolio	100,389,211	12,698,361	13,208,956	(510,595)
Dynamic Healthcare Services Portfolio	12,454,098	441,984	929,435	(487,451)
Dynamic Insurance Portfolio	17,518,752	1,410,959	1,663,077	(252,118)
Dynamic Leisure and Entertainment Portfolio	50,787,907	7,433,499	7,780,075	(346,576)
Dynamic Media Portfolio	72,261,890	9,225,641	11,256,081	(2,030,440)
Dynamic Networking Portfolio	66,015,913	9,097,699	10,429,109	(1,331,410)
Dynamic Oil & Gas Services Portfolio	125,818,237	29,748,497	31,655,769	(1,907,272)
Dynamic Pharmaceuticals Portfolio	66,210,866	3,508,944	8,406,918	(4,897,974)
Dynamic Retail Portfolio	11,135,460	521,571	878,663	(357,092)
Dynamic Semiconductors Portfolio	24,619,428	3,615,487	4,644,344	(1,028,857)
Dynamic Software Portfolio	49,471,756	8,820,794	9,724,993	(904,199)

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2010 (Unaudited)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. Subsequent Event

On October 5, 2010, the PowerShares Board of Trustees approved the liquidation of the PowerShares Dynamic Healthcare Services Portfolio, which occurred on December 21, 2010.

55

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-SAR-7

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer

(principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)       Code of Ethics.

Not required for a semi-annual report

(a)(2)       Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)       Not applicable.

(b)           Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg

Title:	President

Date:	January 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg

Title:	President

Date:	January 6, 2011

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Treasurer

Date:	January 6, 2011